As filed with the Securities and Exchange Commission on
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February 28, 2014

Registration No. 33-515
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811-07513
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 184	/ X /
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	and	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
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	Amendment No. 185	/ X /
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	(Check appropriate box or boxes)	----

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PUTNAM FUNDS TRUST
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(Exact name of registrant as specified in charter)
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One Post Office Square, Boston, Massachusetts 02109
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(Address of principal executive offices)
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Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)
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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on February 28, 2014 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a) (1)
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/ /	on (date) pursuant to paragraph (a) (1)
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/ /	75 days after filing pursuant to paragraph (a) (2)
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/ /	on (date) pursuant to paragraph (a) (2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM FUNDS TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:

JOHN W. GERSTMAYR, Esquire
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ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

This Post-Effective Amendment relates solely to the Registrant's Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund and Putnam Global Sector Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

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Putnam Absolute Return Funds

Prospectus

2 | 28 | 14

Fund summaries	2
What are each fund's main investment strategies and related risks?	27
Who oversees and manages the funds?	38
How do the funds price their shares?	42
How do I buy fund shares?	43
How do I sell or exchange fund shares?	52
Policy on excessive short-term trading	55
Distribution plans and payments to dealers	58
Fund distributions and taxes	60
Financial highlights	62

Investment Category: Absolute Return

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

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Fund summaries

Putnam Absolute Return 100 Fund

Goal

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Putnam Absolute Return 100 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

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Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	1.00%	1.00%*
Class B	NONE	1.00%**
Class C	NONE	1.00%***
Class M	0.75%	0.30%*
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

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Share class	Management fees****†	Distribution and service (12b-1) fees	Other expenses#	Total annual fund operating expenses
Class A	0.39%	0.25%	0.00%	0.64%
Class B	0.39%	0.45%	0.00%	0.84%
Class C	0.39%	1.00%	0.00%	1.39%
Class M	0.39%	0.30%	0.00%	0.69%
Class R	0.39%	0.50%	0.00%	0.89%
Class R5	0.39%	N/A	0.00%	0.39%
Class R6	0.39%	N/A	0.00%	0.39%
Class Y	0.39%	N/A	0.00%	0.39%

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2        Prospectus

    *  Applies only to certain redemptions of shares bought with no initial sales charge.

  **  This charge is phased out over two years.

 ***  This charge is eliminated after one year.

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****  Restated to reflect current fees. In consideration of the management fees, Putnam Management will provide investment management and investor servicing and will bear the fund’s organizational and other operating expenses, excluding only performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses.

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   †  Management fees are subject to a performance adjustment.

   #  Restated to reflect estimated fees for the current fiscal year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

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Share class	1 year	3 years	5 years	10 years
Class A	$165	$303	$453	$890
Class B	$186	$268	$466	$980
Class B (no redemption)	$86	$268	$466	$980
Class C	$242	$440	$761	$1,669
Class C (no redemption)	$142	$440	$761	$1,669
Class M	$145	$294	$456	$927
Class R	$91	$284	$493	$1,096
Class R5	$40	$125	$219	$493
Class R6	$40	$125	$219	$493
Class Y	$40	$125	$219	$493

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Portfolio turnover

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The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 81%.

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Prospectus        3

Investments, risks, and performance

Investments

The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

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Putnam Absolute Return 100 Fund has a lower risk and return profile than Putnam Absolute Return 300 Fund as a result of decreased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds is that Putnam Absolute Return 100 may maintain a higher cash position from time to time.

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Risks

It is important to understand that you can lose money by investing in the fund.

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Our allocation of assets among fixed-income strategies and sectors may hurt performance. The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond

4        Prospectus

investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. The value of bond investments is also affected by changing market perceptions of the risk of default. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (which may be considered speculative). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

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The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

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The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of the return on U.S. Treasury bills by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be

Prospectus        5

suitable for you if you are seeking cash investments that earn a stable return and income over time, particularly if you are in or near retirement.

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Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	Since inception (12/23/08)
Class A before taxes	0.75%	1.34%
Class A after taxes on distributions	0.12%	0.92%
Class A after taxes on distributions and sale of fund shares	0.42%	0.89%
Class B before taxes	0.49%	1.23%
Class C before taxes	–0.02%	0.79%
Class M before taxes	0.95%	1.32%
Class R before taxes	1.52%	1.28%
Class R5 before taxes*	2.01%	1.80%
Class R6 before taxes*	2.03%	1.81%
Class Y before taxes	2.01%	1.80%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)	0.09%	0.17%
BofA Merrill Lynch U.S. Treasury Bill Index plus 100 basis points (no deduction for fees, expenses or taxes)	1.09%	1.17%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	18.95%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.48%

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6        Prospectus

    *  Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

D. William Kohli, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2008

Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Paul Scanlon, Co-Head of Fixed Income, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Prospectus        7

Putnam Absolute Return 300 Fund

Goal

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Putnam Absolute Return 300 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

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Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	1.00%	1.00%*
Class B	NONE	1.00%**
Class C	NONE	1.00%***
Class M	0.75%	0.30%*
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

8        Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

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Share class	Management fees****†	Distribution and service (12b-1) fees	Other expenses#	Total annual fund operating expenses
Class A	0.53%	0.25%	0.00%	0.78%
Class B	0.53%	0.45%	0.00%	0.98%
Class C	0.53%	1.00%	0.00%	1.53%
Class M	0.53%	0.30%	0.00%	0.83%
Class R	0.53%	0.50%	0.00%	1.03%
Class R5	0.53%	N/A	0.00%	0.53%
Class R6	0.53%	N/A	0.00%	0.53%
Class Y	0.53%	N/A	0.00%	0.53%

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    *  Applies only to certain redemptions of shares bought with no initial sales charge.

  **  This charge is phased out over two years.

 ***  This charge is eliminated after one year.

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****  Restated to reflect current fees. In consideration of the management fees, Putnam Management will provide investment management and investor servicing and will bear the fund’s organizational and other operating expenses, excluding only performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses.

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   †  Management fees are subject to a performance adjustment.

   #  Restated to reflect estimated fees for the current fiscal year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

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Share class	1 year	3 years	5 years	10 years
Class A	$179	$347	$529	$1,056
Class B	$200	$312	$542	$1,145
Class B (no redemption)	$100	$312	$542	$1,145
Class C	$256	$483	$834	$1,824
Class C (no redemption)	$156	$483	$834	$1,824
Class M	$159	$338	$532	$1,093
Class R	$105	$328	$569	$1,259
Class R5	$54	$170	$296	$665
Class R6	$54	$170	$296	$665
Class Y	$54	$170	$296	$665

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Prospectus        9

Portfolio turnover

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The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 246%.

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Investments, risks, and performance

Investments

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The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks.


We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

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Putnam Absolute Return 300 Fund has a higher risk and return profile than Putnam Absolute Return 100 Fund as a result of increased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds is that Putnam Absolute Return 100 may maintain a higher cash position from time to time.

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Risks

It is important to understand that you can lose money by investing in the fund.


10        Prospectus

Our allocation of assets among fixed-income strategies and sectors may hurt performance. The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. The value of bond investments is also affected by changing market perceptions of the risk of default. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (which may be considered speculative). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

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The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

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The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of the return on U.S. Treasury bills by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be

Prospectus        11

willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a bond fund with moderate exposure to interest rate and credit risks.

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Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

12        Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	Since inception (12/23/08)
Class A before taxes	3.31%	3.09%
Class A after taxes on distributions	1.52%	2.26%
Class A after taxes on distributions and sale of fund shares	1.87%	2.06%
Class B before taxes	3.12%	2.99%
Class C before taxes	2.53%	2.53%
Class M before taxes	3.52%	3.06%
Class R before taxes	4.12%	3.03%
Class R5 before taxes*	4.57%	3.55%
Class R6 before taxes*	4.59%	3.56%
Class Y before taxes	4.58%	3.55%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)	0.09%	0.17%
BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis points (no deduction for fees, expenses or taxes)	3.09%	3.17%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	18.95%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.48%

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    *  Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Prospectus        13

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

D. William Kohli, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2008

Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Paul Scanlon, Co-Head of Fixed Income, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Putnam Absolute Return 500 Fund

Goal

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Putnam Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.


Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

14        Prospectus

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


Share class	Management fees†	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.69%	0.25%	0.19%	0.01%	1.14%	(0.02)%	1.12%
Class B	0.69%	1.00%	0.19%	0.01%	1.89%	(0.02)%	1.87%
Class C	0.69%	1.00%	0.19%	0.01%	1.89%	(0.02)%	1.87%
Class M	0.69%	0.75%	0.19%	0.01%	1.64%	(0.02)%	1.62%
Class R	0.69%	0.50%	0.19%	0.01%	1.39%	(0.02)%	1.37%
Class R5	0.69%	N/A	0.21%	0.01%	0.91%	(0.04)%	0.87%
Class R6	0.69%	N/A	0.11%	0.01%	0.81%	N/A	0.81%
Class Y	0.69%	N/A	0.19%	0.01%	0.89%	(0.02)%	0.87%

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    *  Applies only to certain redemptions of shares bought with no initial sales charge.

  **  This charge is phased out over six years.

 ***  This charge is eliminated after one year.

   †  Management fees are subject to a performance adjustment.

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   #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 2/28/15. This obligation may be modified or discontinued only with approval of the Board of Trustees.

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Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods.

Prospectus        15

It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.


Share class	1 year	3 years	5 years	10 years
Class A	$683	$915	$1,165	$1,880
Class B	$690	$892	$1,219	$2,014
Class B (no redemption)	$190	$592	$1,019	$2,014
Class C	$290	$592	$1,019	$2,210
Class C (no redemption)	$190	$592	$1,019	$2,210
Class M	$509	$847	$1,209	$2,224
Class R	$139	$438	$759	$1,667
Class R5	$89	$286	$500	$1,116
Class R6	$83	$259	$450	$1,002
Class Y	$89	$282	$491	$1,094

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Portfolio turnover

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The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 189%.

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Investments, risks, and performance

Investments


The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long

16        Prospectus

historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.


We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Putnam Absolute Return 500 Fund has a lower risk and return profile than Putnam Absolute Return 700 Fund as a result of decreased exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. The value of bond investments is also affected by changing market perceptions of the risk of default. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

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The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as

Prospectus        17

the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

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The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of the return on U.S. Treasury bills by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a balanced fund, or a fund that can manage allocations and risk across global asset classes.

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Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

18        Prospectus

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Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	Since inception (12/23/08)
Class A before taxes	–1.68%	3.60%
Class A after taxes on distributions	–2.17%	3.00%
Class A after taxes on distributions and sale of fund shares	–0.81%	2.61%
Class B before taxes	–1.42%	3.71%
Class C before taxes	2.50%	4.06%
Class M before taxes	0.16%	3.57%
Class R before taxes	4.02%	4.56%
Class R5 before taxes	4.65%	5.13%
Class R6 before taxes	4.66%	5.14%
Class Y before taxes	4.59%	5.11%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)	0.09%	0.17%
BofA Merrill Lynch U.S. Treasury Bill Index plus 500 basis points (no deduction for fees, expenses or taxes)	5.09%	5.17%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	18.95%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.48%

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    *  Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Prospectus        19

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2012

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Putnam Absolute Return 700 Fund

Goal

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Putnam Absolute Return 700 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

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Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

20        Prospectus

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


Share class	Management fees†	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses
Class A	0.80%	0.25%	0.20%	0.01%	1.26%
Class B	0.80%	1.00%	0.20%	0.01%	2.01%
Class C	0.80%	1.00%	0.20%	0.01%	2.01%
Class M	0.80%	0.75%	0.20%	0.01%	1.76%
Class R	0.80%	0.50%	0.20%	0.01%	1.51%
Class R5	0.80%	N/A	0.22%	0.01%	1.03%
Class R6	0.80%	N/A	0.12%	0.01%	0.93%
Class Y	0.80%	N/A	0.20%	0.01%	1.01%

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    *  Applies only to certain redemptions of shares bought with no initial sales charge.

  **  This charge is phased out over six years.

 ***  This charge is eliminated after one year.

   †  Management fees are subject to a performance adjustment.

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Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Prospectus        21

Share class	1 year	3 years	5 years	10 years
Class A	$696	$953	$1,229	$2,014
Class B	$704	$932	$1,285	$2,149
Class B (no redemption)	$204	$632	$1,085	$2,149
Class C	$304	$632	$1,085	$2,342
Class C (no redemption)	$204	$632	$1,085	$2,342
Class M	$523	$886	$1,273	$2,355
Class R	$154	$478	$826	$1,806
Class R5	$105	$329	$571	$1,264
Class R6	$95	$298	$517	$1,147
Class Y	$103	$323	$560	$1,241

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Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 199%.

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Investments, risks, and performance

Investments


The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.


22        Prospectus

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. The value of bond investments is also affected by changing market perceptions of the risk of default. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid.


Prospectus        23

Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

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The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of the return on U.S. Treasury bills by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a stock fund, or a fund that can manage allocations and risk across global asset classes.

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Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

24        Prospectus

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Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	Since inception (12/23/08)
Class A before taxes	–0.18%	5.07%
Class A after taxes on distributions	–0.53%	4.38%
Class A after taxes on distributions and sale of fund shares	0.04%	3.72%
Class B before taxes	0.16%	5.18%
Class C before taxes	4.15%	5.53%
Class M before taxes	1.77%	4.98%
Class R before taxes	5.74%	6.00%
Class R5 before taxes*	6.23%	6.56%
Class R6 before taxes*	6.34%	6.59%
Class Y before taxes	6.21%	6.55%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)	0.09%	0.17%
BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis points (no deduction for fees, expenses or taxes)	7.09%	7.17%
S&P 500 Index (no deduction for fees, expenses or taxes)	32.39%	18.95%
Barclays U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)	–2.02%	4.48%

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    *  Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.

Prospectus        25

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Robert Kea, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2012

Robert Schoen, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2008

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

Important Additional Information About All Funds

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

26        Prospectus

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

The use of the term “absolute return” in each fund’s name is meant to distinguish each fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, these other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in price over time. The greater an investment’s or market’s volatility, the more sharply its price may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

In contrast, an “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the funds to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

The funds seek to earn their targeted returns over a reasonable period of time — generally at least three years or more — since investment returns will likely fluctuate over shorter periods of time as market conditions vary, even under an “absolute return” strategy.

Prospectus        27


The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds seek to earn a positive total return that exceeds, by a particular amount, the return on U.S. Treasury bills as measured by the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less. Return on U.S. Treasury bills often track inflation levels (although the return of U.S. Treasury bills and inflation rates can diverge significantly from time to time).

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While the funds seek returns in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, you should be aware that an investment in the funds is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered a risk free investment. Investing in the funds, however, does involve certain risks, including the risk of loss. Because risk and reward are related, you should expect the risk associated with an investment in a fund, and the volatility of that fund’s returns, to increase as the fund seeks higher returns.

The following sections describe the funds’ main investment strategies. As a general matter, each fund has significant flexibility in its choice of strategies. This flexibility enhances the funds’ ability to seek their targeted returns. This flexibility is also generally expected to result in diversification of a fund’s portfolio across multiple asset classes, although the funds may focus on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.

Global bond strategies — Absolute Return 100 and 300 Funds

Independent global fixed-income investment strategies

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We seek to efficiently mix a number of independent global fixed-income investment strategies. These strategies may be based on security selection, allocation among sub-sectors within sectors of the fixed-income market (such as the investment grade and high yield sub-sectors within the credit sector), macroeconomic developments (such as those relating to currencies and country-specific developments), and other techniques. By using a number of different strategies, the funds may take advantage of today’s global fixed-income markets, which are complex, rapidly evolving, and characterized by newly defined instruments, sub-sectors, and derivatives that, we believe, offer substantial opportunities. We may invest without limit in all available global fixed-income instruments, including lower-rated debt, to diversify portfolio exposure regardless of market conditions.

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28        Prospectus

Derivatives and investment exposures


When the funds use derivatives to increase their exposure to investments, the derivatives may create investment leverage. In general, to the extent that leverage is used in these funds, Putnam Absolute Return 300 Fund is expected to make greater use of leverage than Putnam Absolute Return 100 Fund.

Putnam Absolute Return 300 Fund has a higher expected return, and higher expected risk and volatility, than Putnam Absolute Return 100 Fund as a result of increased exposure, including through the use of derivatives, to fixed-income sectors and investment strategies. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

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Beta and alpha strategies — Absolute Return 500 and 700 Funds

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving a fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting us to take advantage of opportunities that arise from different economic conditions.

  Derivatives and investment exposures; investment leverage. We may make an investment directly, or we may obtain exposure to the investment synthetically, through the use of one or more derivatives. When the funds use derivatives to increase their exposure to investments in order to enhance the funds’ total returns, the derivatives may create investment leverage. Investment leverage means that, for every $100 invested in a fund, the fund may obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other. The amounts of investment leverage will vary over time. Under normal market conditions, we expect that investment leverage obtained as part of a fund’s beta strategy may result in a net notional investment exposure of up to 150% of net assets in the case of Absolute Return 500 Fund and up to 200% of net assets in the case of Absolute Return 700 Fund. We treat a synthetic investment as having the same net notional investment exposure as the equivalent direct investment. The funds’ alpha strategy also may involve the use of derivatives that introduce additional investment leverage. Absolute Return 700 Fund has a higher expected return, and higher expected risk and volatility, than Absolute Return 500 Fund as a result of increased exposure, including through the use of derivatives, to asset classes and investment strategies.

Prospectus        29

  If our judgments about the performance of asset classes or investments prove incorrect while a fund’s exposure to underperforming asset classes or investments is increased through the use of investment leverage, a relatively small market movement may result in significant losses to the fund.

Beta strategy


  Asset classes. Through the beta strategy, we invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income (including high yield and mortgage- and asset-backed securities) securities of U.S. and foreign corporate and governmental issuers and currencies. We also allocate the funds’ assets to less traditional asset classes such as commodities, inflation-protected securities and real estate investment trusts. Allocations to these less traditional asset classes are intended to, in part, protect a fund’s portfolio from downturns in the equity and fixed-income markets and against inflation. However, we cannot assure you that any asset classes will perform as expected. If our assessment of the risk and return potential of asset classes is incorrect, a fund could significantly under-perform the markets in general, particular markets, or other funds that make similar investments.

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  Asset allocation. Although we may adjust asset allocations at any time and without constraint, we expect generally to allocate the majority of the funds’ assets to investments in traditional asset classes. Our asset allocation is intended to reduce risk and volatility in the portfolios and to provide protection against a decline in the funds’ assets. However, we cannot assure you that our asset allocation judgments will achieve these objectives.

Within each asset class, we make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if our asset allocation decisions are successful, if the particular investments that we make within each asset class do not perform as we expect, the funds may fail to meet their objectives or may lose money.

Alpha strategy

The funds’ alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that we may employ in the alpha strategy.

Because the alpha strategy is designed to generate a return regardless of market direction, we can use it to generate a positive investment return even in broadly declining markets. Though the funds’ alpha strategy is intended to earn a positive total return even when the general market declines, the funds’ beta strategy is unlikely to earn a positive return in those circumstances.

30        Prospectus

However, while we intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which the funds are exposed through the beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect a fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

Description of risks — All funds


The Absolute Return 100 and 300 Funds may invest in a wide variety of fixed-income investments. They may also, on occasion, acquire equity securities. Through both the alpha and beta strategies, the Absolute Return 500 and 700 Funds may make a wide variety of investments. A description of the risks associated with the funds’ investments follows.

Fixed-income investments — All funds

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  Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore a fund might not benefit from any increase in value as a result of declining interest rates.

Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. A fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, each fund will be subject to deflation risk with respect to its investments in these securities. In addition, if a fund purchases inflation-adjusted debt instruments

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in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

  Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

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We may invest without limit in higher-yield, higher-risk debt investments that are below-investment-grade, including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. However, we may invest no more than 15% of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below-investment-grade in quality and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero-coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the

32        Prospectus

issuer. This could increase a fund’s operating expenses and decrease its net asset value.

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Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

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Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

  Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the funds. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

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Equity investments — Absolute Return 500 and 700 Funds

  Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively

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unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

  Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States. The funds may invest in small and midsize companies without limit.

Foreign investments — All funds

Foreign investments involve certain special risks, including:

  Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

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  Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.
  Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.
  Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.
  Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the funds’ foreign investments.
  Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.
  Sovereign issuers: The willingness and ability of issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than most U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

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Derivatives — All funds

We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. As described above, investments in derivatives are an important component of the funds’ investment strategies. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease a fund’s exposure to long- or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. A fund’s investment in derivatives may be limited by its intention to qualify as a regulated investment company.

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Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide a fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

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Derivatives may create investment leverage, which involves risks. If our judgments about the performance of various asset classes or investments prove incorrect, and a fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund. In addition, the Absolute Return 100 and 300 Funds may be unable to obtain their desired exposures to particular fixed-income strategies and sectors, and the Absolute Return 500 and 700 Funds’ decision to pursue alpha and beta strategies separately may not be successful if we are unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

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Other investments — Absolute Return 500 and 700 Funds

  Real estate investment trusts (REITs). A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.
  Commodity-linked notes. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measures, have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. A fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company.

Additional risks — All funds

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  Other investments. In addition to the main investment strategies described above, each fund may make other types of investments, such as investments in preferred stocks, convertible securities, bank loans and, for the Absolute Return 100 and 300 Funds, common stocks. Each fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

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  Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may take temporary defensive positions that are mainly designed to limit losses, such as investing some or all of the fund’s assets in cash and cash equivalents. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

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  Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.
  Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time a fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.
  Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the funds?

The funds’ Trustees

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As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. At least 75% of the members

38        Prospectus

of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Management.

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates and by the funds’ auditors.

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Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The funds’ investment manager

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The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business. The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s annual report to shareholders dated October 31, 2013.

Each fund pays a monthly base management fee to Putnam Management. For Absolute Return 100 and 300 Funds, the base fee is equal to 0.40% and 0.60%, respectively, of the fund’s average net assets for the month. For Absolute Return 500 and 700 Funds, the base fee is calculated by applying a rate to each fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds), and generally declines as the aggregate net assets increase.

Each fund’s monthly base fee described above is increased or reduced by a performance adjustment. The amount of the performance adjustment is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index (GOBA) plus 100, 300, 500 and 700 basis points, respectively, for the Absolute Return 100, 300, 500 and 700 Funds, each measured over the performance period. The performance period

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is the thirty-six month period then ended. The performance adjustment rate is multiplied by the fund’s average net assets over the performance period, divided by twelve, and added to, or subtracted from, the base fee for that month. The maximum annualized performance adjustment rates for Absolute Return 100, Absolute Return 300, Absolute Return 500 and Absolute Return 700 Funds are 0.04%, 0.12%, 0.20% and 0.28%, respectively.

In return for the management fees, Putnam Management provides the Absolute Return 100 and 300 Funds investment management and investor servicing and bears each fund’s organizational and operating expenses, excluding performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses. This fee structure is sometimes referred to as an “all in” or “unitary” management fee. The management fee for the Absolute Return 500 and 700 Funds is not an all in fee. Putnam Management provides investment management services to those Funds in return for the management fees.

The funds paid Putnam Management management fees (after any applicable waivers or performance adjustments) for each fund’s last fiscal year at the following rates (reflected as a percentage of average net assets for each fund’s last fiscal year). In the case of the Absolute Return 100 and 300 Funds, the management fees were paid based on a fee arrangement in effect during the fund’s last fiscal year. Effective March 1, 2013, the management contract for these funds was amended with a fee structure consistent with the description above.

Management fees
Absolute Return 100 Fund	0.31%
Absolute Return 300 Fund	0.47%
Absolute Return 500 Fund	0.67%
Absolute Return 700 Fund	0.80%

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Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the funds) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

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Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the funds), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

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Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

  Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

Absolute Return 100 and 300 Funds

Portfolio managers	Joined fund	Employer	Positions over past five years
D. William Kohli	2008	Putnam Management 1994 – Present	Co-Head of Fixed Income Team Leader, Portfolio Construction and Global Strategies and Director of Global Core Fixed Income Team
Kevin Murphy	2008	Putnam Management 1999 – Present	Portfolio Manager Team Leader, High Grade Credit and Emerging Markets Debt
Michael Salm	2008	Putnam Management 1997 – Present	Co-Head of Fixed Income Team Leader, Liquid Markets and Mortgage Specialist
Paul Scanlon	2008	Putnam Management 1999 – Present	Co-Head of Fixed Income Team Leader, US High Yield

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Absolute Return 500 and 700 Funds

Portfolio managers	Joined fund	Employer	Positions over past five years
James Fetch	2008	Putnam Management 1994 – Present	Co-Head Global Asset Allocation Previously, Investment Strategist and Analyst
Robert Kea	2008	Putnam Management 1989 – Present	Co-Head Global Asset Allocation
Robert Schoen	2008	Putnam Management 1997 – Present	Co-Head Global Asset Allocation Previously, Quantitative Analyst
Jason Vaillancourt	2008	Putnam Management 1999 – Present	Co-Head Global Asset Allocation Previously, Investment Strategist and Analyst
Joshua Kutin	2012	Putnam Management 1998 – Present	Portfolio Manager Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

How do the funds price their shares?

The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

Each fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the funds’ Trustees or dealers selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and

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various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

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Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, each fund has adopted fair value pricing procedures, which, among other things, require a fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.

Each fund’s most recent NAV is available on Putnam Investments’ website at putnam.com/individual or by contacting Putnam Investor Services at 1-800-225-1581.

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How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

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You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

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If you participate in an employer-sponsored retirement plan that offers any of the funds, please consult your employer for information on how to purchase shares of these funds through the plan, including any restrictions or limitations that may apply.

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Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

  Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
  Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

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  Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.
  By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.

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  By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. Each fund will normally accept wired funds for investment on the day received if they are received by the fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

Which class of shares is best for me?

This prospectus offers you four classes of fund shares: A, B, C and M. Employer-sponsored retirement plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summaries — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

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  How long you expect to hold your investment. Absolute Return 100 and 300 Funds. Class B shares purchased prior to April 5, 2010 charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first four years. Class B shares purchased on or after April 5, 2010 charge a CDSC on redemptions that is phased out over the first two years. Class C shares charge a CDSC on redemptions in the first year.

Absolute Return 500 and 700 Funds. Class B shares charge a CDSC on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

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  How much you intend to invest. While investments of less than $500,000 can be made in any share class, Absolute Return 100 and 300 Funds do not charge an initial sales charge for purchases of class A or class M shares of $500,000 or more, and Absolute Return 500 and 700 Funds’ class A and class M shares offer sales charge discounts starting at $50,000.
  Total expenses associated with each share class. As shown in the sections entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

  Initial sales charge of up to 1.00% for Absolute Return 100 and 300 Funds and up to 5.75% for Absolute Return 500 and 700 Funds

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  No initial sales charge for investments of $500,000 or more for Absolute Return 100 and 300 Funds and lower sales charges available for investments of $50,000 or more for Absolute Return 500 and 700 Funds

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  No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)
  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of up to 3.00% if shares are sold within four years of purchase for Absolute Return 100 and 300 Fund shares purchased prior to April 5, 2010; up to 1.00% if shares are sold within two years of purchase for Absolute Return 100 and 300 Fund shares purchased on or after April 5, 2010; and up to 5.00% if shares are sold within six years of purchase for Absolute Return 500 and 700 Funds
  Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
  Convert automatically to class A shares after eight years, thereby reducing the future 12b-1 fees
  Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative

46        Prospectus

purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of 1.00% if shares are sold within one year of purchase
  Higher annual expenses, and lower dividends, than class A, B or M shares for Absolute Return 100 and 300 Funds and class A or M shares for Absolute Return 500 and 700 Funds because of higher 12b-1 fees
  No conversion to class A shares, so future 12b-1 fees do not decline over time

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  Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class M shares

  Initial sales charge of up to 0.75% for Absolute Return 100 and 300 Funds and up to 3.50% for Absolute Return 500 and 700 Funds
  No initial sales charge for investments of $500,000 or more for Absolute Return 100 and 300 Funds and lower initial sales charges for investments of $50,000 or more for Absolute Return 500 and 700 Funds
  No deferred sales charge (except that a deferred sales charge of 0.30% for Absolute Return 100 and 300 Funds and 0.65% for Absolute Return 500 and 700 Funds may be imposed on certain redemptions of shares bought without an initial sales charge)
  Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  No conversion to class A shares, so future 12b-1 fees do not decline over time

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  Orders for class M shares of one or more Putnam funds, other than class M shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class R shares (available only to employer-sponsored retirement plans)

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  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class C shares for Absolute Return 100 and 300 Funds and class B,C or M shares for Absolute Return 500 and 700 Funds because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class A, B or M shares for Absolute Return 100 and 300 Funds, and class A shares for Absolute Return 500 and 700 Funds because of higher 12b-1 fees
  No conversion to class A shares, so future 12b-1 fees do not decline over time.

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Class R5 shares (available only to employer-sponsored retirement plans)

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  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees
  For the Absolute Return 500 and 700 Funds, higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

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  For the Absolute Return 700 Fund, higher annual expenses, and lower dividends, than class Y shares because of higher investor servicing fees

Class R6 shares (available only to employer-sponsored retirement plans)

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  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge

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  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and for the Absolute Return 500 and 700 Funds, lower investor servicing fees
  For the Absolute Return 500 and 700 Funds, lower annual expenses, and higher dividends, than class R5 or Y shares because of lower investor servicing fees

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Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

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  employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

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48        Prospectus

  bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;
  corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;
  college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;
  other Putnam funds and Putnam investment products;
  investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;
  clients of a financial representative who are charged a fee for consulting or similar services;
  corporations, endowments and foundations that have entered into an arrangement with Putnam;
  fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds;

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  investment companies (whether registered or private), both affiliated and unaffiliated with Putnam; and
  current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household), current and retired directors of Putnam Investments, LLC, and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors and by the Board of Trustees in its discretion for Trustees.

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Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

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  For the Absolute Return 500 and 700 Funds, higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees.
  For the Absolute Return 700 Fund, lower annual expenses and higher dividends than class R5 shares because of lower investor servicing fees.

Initial sales charges for class A and M shares

Absolute Return 100 and 300 Funds

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	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 500,000	1.01%	1.00%	0.76%	0.75%
500,000 and above	NONE	NONE	N/A***	N/A***

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Absolute Return 500 and 700 Funds

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	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	N/A***	N/A***

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    *  Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

  **  Offering price includes sales charge.

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 ***  The funds will not accept purchase orders for class M shares (other than by employer-sponsored benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

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Reducing your class A or class M sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

  Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of

50        Prospectus

your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

  Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

  Individual accounts
  Joint accounts
  Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
  Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
  Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found

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on Putnam Investments’ website at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

  Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. Class B shares of most other Putnam funds have a higher deferred sales charge than Absolute Return 100 and 300 Funds. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

52        Prospectus

  Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
  Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.
  By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.
  By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.
  Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
  Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
  Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

Prospectus        53

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

Absolute Return 100 and 300 Funds
(for shares purchased on or after April 5, 2010)

If you sell (redeem) class B shares within two years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3+
Charge	1%	0.50%	0%

Absolute Return 100 and 300 Funds
(for shares purchased prior to April 5, 2010)

If you sell (redeem) class B shares within four years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5+
Charge	3%	3%	2%	1%	0%

Absolute Return 500 and 700 Funds

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

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A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $500,000 or more (other than by an employer-sponsored retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.30% in the case of Absolute Return 100 and 300 Funds and 0.65% in the case of Absolute Return 500 and 700 Funds may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

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54        Prospectus

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

  Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.
  Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

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  Risks of excessive short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.

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Because each fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Prospectus        55

Because each fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, a fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

  Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and each fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

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  Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in each fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values of at least $10,000 within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. In addition, Putnam Management will communicate instances of excessive short-term trading to the compliance staff of an investor’s financial representative, if one is identified in Putnam’s records of the account. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions

56        Prospectus

are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.

  Account restrictions. In addition to these monitoring practices, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or a fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. A fund may take these steps in its discretion even if the investor’s activity may not have been detected by the fund’s current monitoring parameters.
  Limitations on each fund’s policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce a fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with a fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. Each fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be

Prospectus        57

taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, a fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

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Distribution plans and payments to dealers

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Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the tables of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

  Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class B, class M and class R shares of Absolute Return 100 and 300 Funds to 0.25%, 0.45%, 0.30% and 0.50% of average net assets, respectively. The Trustees currently limit payments on class A, class M and class R shares of Absolute Return 500 and 700 Funds to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class R5, class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.
  Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service

58        Prospectus

  (12b-1) fees, if any, shown in the tables under Fund summaries — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under Fund summaries — Fees and expenses.

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The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Prospectus        59

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You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2013 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

  Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. A fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management — Investor Servicing Agent for more details.

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Fund distributions and taxes

Each fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

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For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that a fund properly reports to you as gains from investments that a fund owned for more than one year are generally treated as long-term capital gains includible

60        Prospectus

in and taxed at the rates applicable to your net capital gain. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that the fund properly reports to you as “qualified dividend income” are taxable at the rate applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

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Distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by a fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.


A fund’s investments in certain debt obligations may cause a fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

A fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, a fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, a fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of a fund’s distributions.

A fund’s investments in derivative financial instruments, including investments by which a fund seeks exposure to assets other than securities, are subject to numerous special and complex tax rules. Moreover, each fund’s intention to qualify as a “regulated investment company” and receive favorable treatment under the federal income tax rules may limit its ability

Prospectus        61

to invest in such instruments. The applicable tax rules could affect whether gains and losses recognized by a fund are treated as ordinary or capital, accelerate the recognition of income or gains to the fund, defer or possibly prevent the recognition or use of certain losses by the fund and cause adjustments in the holding periods of the fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. The rules could, in turn, affect the amount, timing and character of the income distributed to shareholders by a fund and, therefore, may increase the amount of taxes payable by shareholders. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules (which determination may be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.


Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which have been audited by KPMG LLP for Absolute Return 100 and 300 Funds and by PricewaterhouseCoopers LLP for Absolute Return 500 and 700 Funds. Their reports and each fund’s financial statements are included in each fund’s annual report to shareholders, which is available upon request.

62        Prospectus

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Financial highlights (For a common share outstanding throughout the period)

Absolute Return 100 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
October 31, 2013	$10.16	.15	.03	.18	(.08)	—	(.08)	—	$10.26	1.73	$160,057	.64 [e]	1.49 [e]	81 [f]
October 31, 2012	10.15	.16	— [d]	.16	(.15)	—	(.15)	—	10.16	1.65	158,622	.65 [e]	1.55 [e]	238 [f]
October 31, 2011	10.44	.23	(.30)	(.07)	(.13)	(.09)	(.22)	—	10.15	(.79)	249,746	.67 [e]	2.27 [e]	186 [f]
October 31, 2010	10.32	.20	(.05)	.15	(.03)	— [d]	(.03)	— [d]	10.44	1.50	169,380	1.01	1.92	199 [f]
October 31, 2009†	10.00	.16	.16	.32	— [d]	—	— [d]	— [d]	10.32	3.22*	57,719	1.03*[e]	1.51*[e]	44*
Class B
October 31, 2013	$10.12	.13	.02	.15	(.06)	—	(.06)	—	$10.21	1.45	$3,080	.84 [e]	1.27 [e]	81 [f]
October 31, 2012	10.11	.13	.02	.15	(.14)	—	(.14)	—	10.12	1.48	2,655	.85 [e]	1.33 [e]	238 [f]
October 31, 2011	10.39	.22	(.32)	(.10)	(.09)	(.09)	(.18)	—	10.11	(1.03)	3,070	.87 [e]	2.10 [e]	186 [f]
October 31, 2010	10.27	.16	(.04)	.12	—	— [d]	— [d]	— [d]	10.39	1.18	3,070	1.35	1.58	199 [f]
October 31, 2009†	10.00	.11	.16	.27	— [d]	—	— [d]	— [d]	10.27	2.71*	1,931	1.54*[e]	1.03*[e]	44*
Class C
October 31, 2013	$10.05	.08	.02	.10	—	—	—	—	$10.15	1.00	$30,621	1.39 [e]	.75 [e]	81 [f]
October 31, 2012	10.03	.08	.01	.09	(.07)	—	(.07)	—	10.05	.90	40,649	1.40 [e]	.80 [e]	238 [f]
October 31, 2011	10.33	.16	(.31)	(.15)	(.06)	(.09)	(.15)	—	10.03	(1.56)	62,600	1.42 [e]	1.58 [e]	186 [f]
October 31, 2010	10.26	.12	(.04)	.08	(.01)	— [d]	(.01)	— [d]	10.33	.78	68,078	1.76	1.17	199 [f]
October 31, 2009†	10.00	.11	.15	.26	— [d]	—	— [d]	— [d]	10.26	2.61*	20,426	1.67*[e]	1.04*[e]	44*
Class M
October 31, 2013	$10.14	.15	.02	.17	(.07)	—	(.07)	—	$10.24	1.70	$2,609	.69 [e]	1.45 [e]	81 [f]
October 31, 2012	10.13	.15	.01	.16	(.15)	—	(.15)	—	10.14	1.61	2,973	.70 [e]	1.48 [e]	238 [f]
October 31, 2011	10.42	.23	(.31)	(.08)	(.12)	(.09)	(.21)	—	10.13	(.81)	3,576	.72 [e]	2.22 [e]	186 [f]
October 31, 2010	10.31	.19	(.05)	.14	(.03)	— [d]	(.03)	— [d]	10.42	1.38	2,691	1.08	1.87	199 [f]
October 31, 2009†	10.00	.15	.16	.31	— [d]	—	— [d]	— [d]	10.31	3.12*	850	1.16*[e]	1.47*[e]	44*
Class R
October 31, 2013	$10.10	.13	.02	.15	(.06)	—	(.06)	—	$10.19	1.50	$311	.89 [e]	1.26 [e]	81 [f]
October 31, 2012	10.09	.13	— [d]	.13	(.12)	—	(.12)	—	10.10	1.33	316	.90 [e]	1.27 [e]	238 [f]
October 31, 2011	10.39	.21	(.31)	(.10)	(.11)	(.09)	(.20)	—	10.09	(1.00)	317	.92 [e]	2.06 [e]	186 [f]
October 31, 2010	10.30	.18	(.06)	.12	(.03)	— [d]	(.03)	— [d]	10.39	1.20	302	1.26	1.71	199 [f]
October 31, 2009†	10.00	.11	.19	.30	— [d]	—	— [d]	— [d]	10.30	3.02*	14	1.24*[e]	1.10*[e]	44*
Class R5
October 31, 2013	$10.21	.18	.02	.20	(.09)	—	(.09)	—	$10.32	1.94	$10	.39 [e]	1.74 [e]	81 [f]
October 31, 2012‡	10.12	.05	.04	.09	—	—	—	—	10.21	.89*	10	.13*[e]	.48*[e]	238 [f]
Class R6
October 31, 2013	$10.21	.16 [g]	.04	.20	(.09)	—	(.09)	—	$10.32	1.97	$509	.39 [e]	1.57 [e,g]	81 [f]
October 31, 2012‡	10.12	.05	.04	.09	—	—	—	—	10.21	.89*	10	.13*[e]	.48*[e]	238 [f]
Class Y
October 31, 2013	$10.21	.18	.02	.20	(.11)	—	(.11)	—	$10.30	1.94	$78,562	.39 [e]	1.74 [e]	81 [f]
October 31, 2012	10.20	.18	.01	.19	(.18)	—	(.18)	—	10.21	1.90	71,603	.40 [e]	1.78 [e]	238 [f]
October 31, 2011	10.48	.26	(.31)	(.05)	(.14)	(.09)	(.23)	—	10.20	(.51)	80,840	.42 [e]	2.55 [e]	186 [f]
October 31, 2010	10.34	.23	(.05)	.18	(.04)	— [d]	(.04)	— [d]	10.48	1.78	72,970.76		2.17	199 [f]
October 31, 2009†	10.00	.20	.14	.34	— [d]	—	— [d]	— [d]	10.34	3.42*	53,840	.81*[e]	1.87*[e]	44*


See notes to financial highlights at the end of this section.

64 Prospectus	Prospectus 65

Financial highlights (Continued)

    *  Not annualized.

 †  For the period December 23, 2008 (commencement of operations) to October 31, 2009.

  ‡  For the period July 3, 2012 (commencement of operations) to October 31, 2012.

  a   Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  b   Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  c   Includes amounts paid through expense offset arrangements.

  d   Amount represents less than $0.01 per share.

          e   Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:


	10/31/13	10/31/12	10/31/11	10/31/09
Class A	0.10%	0.33%	0.29%	0.44%
Class B	0.10	0.33	0.29	0.44
Class C	0.10	0.33	0.29	0.44
Class M	0.10	0.33	0.29	0.44
Class R	0.10	0.33	0.29	0.44
Class R5	0.09	0.10	N/A	N/A
Class R6	0.07	0.08	N/A	N/A
Class Y	0.10	0.33	0.29	0.44


  f   Portfolio turnover excludes TBA purchase and sale transactions.


  g   The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.


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Financial highlights (For a common share outstanding throughout the period)

Absolute Return 300 Fund


INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
October 31, 2013	$10.58	.34	.05	.39	(.16)	—	(.16)	—	$10.81	3.73	$497,067	.78 [d]	3.13 [d]	246 [e]
October 31, 2012	10.38	.31	(.01)	.30	(.10)	—	(.10)	—	10.58	2.97	518,088	.82 [d]	2.94 [d]	238 [e]
October 31, 2011	10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	10.38	(1.72)	830,296	.87 [d]	3.55 [d]	188 [e]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.92	3.53	498,715	1.09	4.18	219 [e]
October 31, 2009†	10.00	.32	.33	.65	— [f]	—	— [f]	— [f]	10.65	6.52*	107,098	1.11*[d]	3.02*[d]	39*
Class B
October 31, 2013	$10.53	.31	.05	.36	(.14)	—	(.14)	—	$10.75	3.46	$12,854	.98 [d]	2.93 [d]	246 [e]
October 31, 2012	10.32	.28	.01	.29	(.08)	—	(.08)	—	10.53	2.86	13,859	1.02 [d]	2.71 [d]	238 [e]
October 31, 2011	10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	10.32	(2.03)	16,066	1.07 [d]	3.48 [d]	188 [e]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [f]	10.86	3.17	14,957	1.41	3.81	219 [e]
October 31, 2009†	10.00	.26	.34	.60	— [f]	—	— [f]	— [f]	10.60	6.01*	6,056	1.63*[d]	2.49*[d]	39*
Class C
October 31, 2013	$10.44	.25	.06	.31	(.07)	—	(.07)	—	$10.68	2.94	$169,740	1.53 [d]	2.39 [d]	246 [e]
October 31, 2012	10.24	.22	.01	.23	(.03)	—	(.03)	—	10.44	2.23	201,889	1.57 [d]	2.19 [d]	238 [e]
October 31, 2011	10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	10.24	(2.53)	291,442	1.62 [d]	2.86 [d]	188 [e]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [f]	10.80	2.76	220,223	1.84	3.40	219 [e]
October 31, 2009†	10.00	.28	.31	.59	— [f]	—	— [f]	— [f]	10.59	5.91*	58,151	1.76*[d]	2.66*[d]	39*
Class M
October 31, 2013	$10.55	.33	.05	.38	(.15)	—	(.15)	—	$10.78	3.68	$11,228	.83 [d]	3.08 [d]	246 [e]
October 31, 2012	10.35	.30	— [f]	.30	(.10)	—	(.10)	—	10.55	2.90	11,914	.87 [d]	2.89 [d]	238 [e]
October 31, 2011	10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	10.35	(1.85)	17,639	.92 [d]	3.56 [d]	188 [e]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.90	3.51	13,405	1.16	4.12	219 [e]
October 31, 2009†	10.00	.29	.34	.63	— [f]	—	— [f]	— [f]	10.63	6.32*	1,926	1.24*[d]	2.74*[d]	39*
Class R
October 31, 2013	$10.54	.31	.05	.36	(.13)	—	(.13)	—	$10.77	3.47	$824	1.03 [d]	2.86 [d]	246 [e]
October 31, 2012	10.34	.28	— [f]	.28	(.08)	—	(.08)	—	10.54	2.71	734	1.07 [d]	2.68 [d]	238 [e]
October 31, 2011	10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	10.34	(1.98)	801	1.12 [d]	3.35 [d]	188 [e]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [f]	10.89	3.28	553	1.34	3.95	219 [e]
October 31, 2009†	10.00	.30	.32	.62	— [f]	—	— [f]	— [f]	10.62	6.22*	88	1.33*[d]	2.87*[d]	39*
Class R5
October 31, 2013	$10.63	.37	.05	.42	(.17)	—	(.17)	—	$10.88	4.03	$11	.53 [d]	3.40 [d]	246 [e]
October 31, 2012‡	10.42	.09	.12	.21	—	—	—	—	10.63	2.02*	10	.18*[d]	.84*[d]	238 [e]
Class R6
October 31, 2013	$10.63	.32 [g]	.11	.43	(.18)	—	(.18)	—	$10.88	4.06	$2,573	.53 [d]	2.91 [d,g]	246 [e]
October 31, 2012‡	10.42	.09	.12	.21	—	—	—	—	10.63	2.02*	10	.18*[d]	.84*[d]	238 [e]
Class Y
October 31, 2013	$10.63	.36	.05	.41	(.19)	—	(.19)	—	$10.85	3.93	$253,607	.53 [d]	3.37 [d]	246 [e]
October 31, 2012	10.43	.33	— [f]	.33	(.13)	—	(.13)	—	10.63	3.21	212,599	.57 [d]	3.20 [d]	238 [e]
October 31, 2011	10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	10.43	(1.47)	367,131	.62 [d]	3.82 [d]	188 [e]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [f]	10.96	3.81	248,102.84		4.41	219 [e]
October 31, 2009†	10.00	.39	.28	.67	— [f]	—	— [f]	— [f]	10.67	6.72*	75,335	.90*[d]	3.67*[d]	39*


See notes to financial highlights at the end of this section.

68 Prospectus	Prospectus 69

Financial highlights (Continued)

    *  Not annualized.

 †  For the period December 23, 2008 (commencement of operations) to October 31, 2009.

  ‡  For the period July 3, 2012 (commencement of operations) to October 31, 2012.

  a   Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  b   Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  c   Includes amounts paid through expense offset arrangements.

          d   Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:


	10/31/13	10/31/12	10/31/11	10/31/09
Class A	0.06%	0.19%	0.18%	0.15%
Class B	0.06	0.19	0.18	0.15
Class C	0.06	0.19	0.18	0.15
Class M	0.06	0.19	0.18	0.15
Class R	0.06	0.19	0.18	0.15
Class R5	0.05	0.05	N/A	N/A
Class R6	0.03	0.03	N/A	N/A
Class Y	0.06	0.19	0.18	0.15


  e   Portfolio turnover excludes TBA purchase and sale transactions.

  f   Amount represents less than $0.01 per share.


  g   The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.


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Financial highlights (For a common share outstanding throughout the period)


Absolute Return 500 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
October 31, 2013	$11.33	.20	.08	.28	(.07)	—	(.07)	—	$11.54	2.49	$378,440	1.11	1.72	189 [f]
October 31, 2012	10.89	.18	.59	.77	(.33)	—	(.33)	—	11.33	7.25	376,219	1.14	1.67	150 [f]
October 31, 2011	10.93	.29	(.05)	.24	(.23)	(.05)	(.28)	—	10.89	2.21	411,424	1.16	2.68	144 [f]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	— [e]	10.93	3.19	325,723	1.47	2.73	240 [f]
October 31, 2009†	10.00	.21	.57	.78	—	—	—	— [e]	10.78	7.80*	115,989	1.28*	1.96*	63*
Class B
October 31, 2013	$11.18	.11	.09	.20	—	—	—	—	$11.38	1.79	$37,351	1.86	.97	189 [f]
October 31, 2012	10.75	.10	.58	.68	(.25)	—	(.25)	—	11.18	6.47	37,009	1.89	.91	150 [f]
October 31, 2011	10.81	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.75	1.44	33,914	1.91	1.94	144 [f]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	— [e]	10.81	2.37	27,263	2.22	1.97	240 [f]
October 31, 2009†	10.00	.16	.55	.71	—	—	—	— [e]	10.71	7.10*	12,283	1.92*	1.48*	63*
Class C
October 31, 2013	$11.17	.11	.08	.19	—	—	—	—	$11.36	1.70	$185,562	1.86	.97	189 [f]
October 31, 2012	10.74	.10	.58	.68	(.25)	—	(.25)	—	11.17	6.52	185,116	1.89	.91	150 [f]
October 31, 2011	10.80	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.74	1.45	184,129	1.91	1.91	144 [f]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	— [e]	10.80	2.30	136,725	2.22	1.98	240 [f]
October 31, 2009†	10.00	.17	.55	.72	—	—	—	— [e]	10.72	7.20*	42,453	1.92*	1.59*	63*
Class M
October 31, 2013	$11.23	.14	.08	.22	(.02)	—	(.02)	—	$11.43	1.95	$7,029	1.61	1.22	189 [f]
October 31, 2012	10.80	.13	.58	.71	(.28)	—	(.28)	—	11.23	6.72	7,554	1.64	1.16	150 [f]
October 31, 2011	10.84	.24	(.05)	.19	(.18)	(.05)	(.23)	—	10.80	1.75	7,650	1.66	2.18	144 [f]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	— [e]	10.84	2.69	6,270	1.97	2.22	240 [f]
October 31, 2009†	10.00	.20	.53	.73	—	—	—	— [e]	10.73	7.30*	2,164	1.71*	1.83*	63*
Class R
October 31, 2013	$11.26	.16	.10	.26	(.05)	—	(.05)	—	$11.47	2.30	$4,058	1.36	1.44	189 [f]
October 31, 2012	10.83	.15	.58	.73	(.30)	—	(.30)	—	11.26	6.96	1,812	1.39	1.40	150 [f]
October 31, 2011	10.88	.26	(.05)	.21	(.21)	(.05)	(.26)	—	10.83	1.95	1,432	1.41	2.41	144 [f]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	— [e]	10.88	2.91	979	1.72	2.47	240 [f]
October 31, 2009†	10.00	.22	.54	.76	—	—	—	— [e]	10.76	7.60*	239	1.49*	2.01*	63*
Class R5
October 31, 2013	$11.38	.23	.09	.32	(.08)	—	(.08)	—	$11.62	2.84	$10.86		1.97	189 [f]
October 31, 2012‡	11.16	.07	.15	.22	—	—	—	—	11.38	1.97*	10	.29*	.60*	150 [f]
Class R6
October 31, 2013	$11.38	.21 [g]	.12	.33	(.09)	—	(.09)	—	$11.62	2.88	$4,411.80		1.80 [g]	189 [f]
October 31, 2012‡	11.16	.07	.15	.22	—	—	—	—	11.38	1.97*	10	.28*	.62*	150 [f]
Class Y
October 31, 2013	$11.38	.23	.09	.32	(.10)	—	(.10)	—	$11.60	2.83	$217,880.86		1.98	189 [f]
October 31, 2012	10.94	.21	.58	.79	(.35)	—	(.35)	—	11.38	7.48	220,855.89		1.91	150 [f]
October 31, 2011	10.97	.32	(.05)	.27	(.25)	(.05)	(.30)	—	10.94	2.49	189,594.91		2.93	144 [f]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	— [e]	10.97	3.40	152,292	1.22	2.97	240 [f]
October 31, 2009†	10.00	.27	.54	.81	—	—	—	— [e]	10.81	8.10*	67,250	1.06*	2.45*	63*


See notes to financial highlights at the end of this section.

72 Prospectus	Prospectus 73

Financial highlights (Continued)

    *  Not annualized.

 †  For the period December 23, 2008 (commencement of operations) to October 31, 2009.

  ‡  For the period July 3, 2012 (commencement of operations) to October 31, 2012.

  a   Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  b   Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  c   Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements.

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          d   Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:

	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
Class A	0.02%	0.09%	0.12%	0.02%	0.33%
Class B	0.02	0.09	0.12	0.02	0.33
Class C	0.02	0.09	0.12	0.02	0.33
Class M	0.02	0.09	0.12	0.02	0.33
Class R	0.02	0.09	0.12	0.02	0.33
Class R5	0.03	0.02	—	—	—
Class R6	—	—	—	—	—
Class Y	0.02	0.09	0.12	0.02	0.33


  e   Amount represents less than $0.01 per share.

  f   Portfolio turnover excludes TBA purchase and sale transactions.

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  g   The net investment income ratio and per share amount shown for the period ending April 30, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

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74        Prospectus

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Prospectus        75

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Financial highlights (For a common share outstanding throughout the period)

Absolute Return 700 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%) [e]
Class A
October 31, 2013	$11.78	.24	.16	.40	(.01)	—	(.01)	—	$12.17	3.42	$346,385	1.25	2.04	199
October 31, 2012	11.35	.21	.66	.87	(.44)	—	(.44)	—	11.78	7.97	331,370	1.33 [d]	1.82 [d]	164
October 31, 2011	11.45	.33	(.04)	.29	(.34)	(.05)	(.39)	—	11.35	2.55	364,714	1.37 [d]	2.86 [d]	174
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	— [f]	11.45	4.44	279,592	1.63 [d]	3.81 [d]	244
October 31, 2009†	10.00	.33	.83	1.16	—	—	—	— [f]	11.16	11.60*	86,344	1.41*[d]	3.06*[d]	48*
Class B
October 31, 2013	$11.60	.15	.16	.31	—	—	—	—	$11.91	2.67	$28,175	2.00	1.29	199
October 31, 2012	11.19	.12	.65	.77	(.36)	—	(.36)	—	11.60	7.13	26,015	2.08 [d]	1.06 [d]	164
October 31, 2011	11.31	.24	(.03)	.21	(.28)	(.05)	(.33)	—	11.19	1.84	22,984	2.12 [d]	2.14 [d]	174
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	— [f]	11.31	3.54	18,375	2.38 [d]	3.05 [d]	244
October 31, 2009†	10.00	.29	.79	1.08	—	—	—	— [f]	11.08	10.80*	6,613	2.05*[d]	2.71*[d]	48*
Class C
October 31, 2013	$11.60	.15	.16	.31	—	—	—	—	$11.91	2.67	$148,531	2.00	1.29	199
October 31, 2012	11.19	.12	.65	.77	(.36)	—	(.36)	—	11.60	7.16	138,619	2.08 [d]	1.06 [d]	164
October 31, 2011	11.31	.24	(.04)	.20	(.27)	(.05)	(.32)	—	11.19	1.79	132,156	2.12 [d]	2.12 [d]	174
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	— [f]	11.31	3.59	98,655	2.38 [d]	3.05 [d]	244
October 31, 2009†	10.00	.32	.77	1.09	—	—	—	— [f]	11.09	10.90*	29,797	2.05*[d]	2.89*[d]	48*
Class M
October 31, 2013	$11.65	.18	.16	.34	—	—	—	—	$11.99	2.92	$4,535	1.75	1.53	199
October 31, 2012	11.23	.15	.65	.80	(.38)	—	(.38)	—	11.65	7.40	4,105	1.83 [d]	1.31 [d]	164
October 31, 2011	11.32	.27	(.03)	.24	(.28)	(.05)	(.33)	—	11.23	2.12	3,830	1.87 [d]	2.34 [d]	174
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	— [f]	11.32	3.64	3,134	2.13 [d]	3.30 [d]	244
October 31, 2009†	10.00	.33	.77	1.10	—	—	—	— [f]	11.10	11.00*	1,473	1.84*[d]	3.04*[d]	48*
Class R
October 31, 2013	$11.68	.21	.15	.36	— [f]	—	— [f]	—	$12.04	3.11	$2,005	1.50	1.77	199
October 31, 2012	11.25	.17	.67	.84	(.41)	—	(.41)	—	11.68	7.77	1,235	1.58 [d]	1.52 [d]	164
October 31, 2011	11.37	.30	(.05)	.25	(.32)	(.05)	(.37)	—	11.25	2.26	643	1.62 [d]	2.60 [d]	174
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	— [f]	11.37	3.97	431	1.88 [d]	3.56 [d]	244
October 31, 2009†	10.00	.32	.80	1.12	—	—	—	— [f]	11.12	11.20*	109	1.62*[d]	2.99*[d]	48*
Class R5
October 31, 2013	$11.81	.28	.15	.43	(.02)	—	(.02)	—	$12.22	3.66	$11	1.02	2.29	199
October 31, 2012‡	11.56	.07	.18	.25	—	—	—	—	11.81	2.16*	10	.34*[d]	.54*[d]	164
Class R6
October 31, 2013	$11.81	.25	.20	.45	(.03)	—	(.03)	—	$12.23	3.79	$6,500.92		2.09	199
October 31, 2012‡	11.56	.07	.18	.25	—	—	—	—	11.81	2.16*	10	.31*[d]	.58*[d]	164
Class Y
October 31, 2013	$11.81	.27	.16	.43	(.04)	—	(.04)	—	$12.20	3.67	$464,035	1.00	2.27	199
October 31, 2012	11.37	.23	.67	.90	(.46)	—	(.46)	—	11.81	8.31	283,356	1.08 [d]	2.04 [d]	164
October 31, 2011	11.47	.36	(.05)	.31	(.36)	(.05)	(.41)	—	11.37	2.75	195,030	1.12 [d]	3.13 [d]	174
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	— [f]	11.47	4.64	169,634	1.38 [d]	4.04 [d]	244
October 31, 2009†	10.00	.40	.77	1.17	—	—	—	— [f]	11.17	11.70*	60,759	1.19*[d]	3.56*[d]	48*

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See notes to financial highlights at the end of this section.

76 Prospectus	Prospectus 77

Financial highlights (Continued)

    *  Not annualized.

 †  For the period December 23, 2008 (commencement of operations) to October 31, 2009.

  ‡  For the period July 3, 2012 (commencement of operations) to October 31, 2012.

  a   Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  b   Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  c   Includes amounts paid through expense offset and/or brokerage service arrangements.

          d   Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:

	10/31/12	10/31/11	10/31/10	10/31/09
Class A	0.05%	0.08%	0.03%	0.46%
Class B	0.05	0.08	0.03	0.46
Class C	0.05	0.08	0.03	0.46
Class M	0.05	0.08	0.03	0.46
Class R	0.05	0.08	0.03	0.46
Class R5	—	N/A	N/A	N/A
Class R6	—	N/A	N/A	N/A
Class Y	0.05	0.08	0.03	0.46

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  e   Portfolio turnover excludes TBA purchase and sale transactions.

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  f   Amount represents less than $0.01 per share.

78        Prospectus

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

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

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll-free at 1-800-225-1581.

Prospectus        79

For more information about Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund

The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about each fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

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File No. 811-07513 SP104 285960 2/14


PUTNAM ABSOLUTE	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
RETURN FUNDS	A	B	C	M	R	R5	R6	Y

Putnam Absolute Return 100
Fund	PARTX	PARPX	PARQX	PARZX	PRARX	PARVX	PRREX	PARYX

Putnam Absolute Return 300
Fund	PTRNX	PTRBX	PTRGX	PZARX	PTRKX	PTRLX	PTREX	PYTRX

Putnam Absolute Return 500
Fund	PJMDX	PJMBX	PJMCX	PJMMX	PJMRX	PJMLX	PJMEX	PJMYX

Putnam Absolute Return 700
Fund	PDMAX	PDMBX	PDMCX	PDMMX	PDMRX	PDMDX	PDMEX	PDMYX

PUTNAM ABSOLUTE RETURN 100 FUND

PUTNAM ABSOLUTE RETURN 300 FUND

PUTNAM ABSOLUTE RETURN 500 FUND

PUTNAM ABSOLUTE RETURN 700 FUND

Each a Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
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2/28/14

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the funds’ prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds' annual reports or a prospectus dated 2/28/14, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.


Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.

1

Table of Contents

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-6
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PORTFOLIO MANAGERS	I-36
AUDITOR AND FINANCIAL STATEMENTS	I-40

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-10
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-18
TAXES	II-55
MANAGEMENT	II-69
DETERMINATION OF NET ASSET VALUE	II-87
INVESTOR SERVICES	II-89
SIGNATURE GUARANTEES	II-93
REDEMPTIONS	II-94
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POLICY ON EXCESSIVE SHORT-TERM TRADING	ll-94
SHAREHOLDER LIABILITY	II-94
DISCLOSURE OF PORTFOLIO INFORMATION	II-94
PROXY VOTING GUIDELINES AND PROCEDURES	II-96
SECURITIES RATINGS	II-97
CLAIMS - PAYING ABILITY RATINGS	II-100
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-104
APPENDIX B - FINANCIAL STATEMENTS	II-121

2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are each a diversified series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 the “Trust”. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.


Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund.

Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, each fund may not and will not:

(1) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell commodities, except as permitted by applicable law.

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

4

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The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.


For purposes of each fund's fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the funds' investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The funds will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of a fund (or the person designated by the Trustees of a fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The funds will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

5

CHARGES AND EXPENSES


Effective October 8, 2013, each fund and Putnam Management entered into an Interim Management Contract pursuant to which Putnam Management manages the fund's investment portfolio and other affairs and business. The substantive terms of the Interim Management Contract, including terms relating to management fees payable to Putnam Management, are identical to each fund's prior Management Contract, dated March 1, 2013, in the case of Absolute Return 100 and 300 Funds, or February 1, 2010, in the case of Absolute Return 500 and 700 Funds, except that the Interim Management Contract will terminate upon the earlier to occur of (i) approval by a majority of the fund's outstanding voting securities, as defined in the Investment Company Act of 1940, of a new management contract, and (ii) March 7, 2014.

The Trustees of each fund approved the Interim Management Contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who, both directly and through holding companies, controlled a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management. Putnam Management advised the Trustees that the transfer of Mr. Desmarais' voting control of shares of Power Corporation of Canada to The Desmarais Family Residuary Trust, which occurred following his death, may have constituted an "assignment" within the meaning of the Investment Company Act of 1940, causing each of the following contracts to terminate automatically: (i) the management contract between each fund and Putnam Management, (ii) the sub-management contract between Putnam Management and Putnam Investments Limited with respect to each fund and (iii) the sub-advisory contract between Putnam Management, Putnam Investments Limited and The Putnam Advisory Company, LLC with respect to the applicable funds. To address this possibility, consistent with Rule 15a-4 under the Investment Company Act of 1940, the Trustees approved the Interim Management Contract and the continuance of the sub-management and sub-advisory contracts for a period no greater than 150 days from October 8, 2013 to avoid disruption of investment advisory and other services provided to each fund.

At an in-person meeting on November 21 and 22, 2013, the Trustees unanimously approved, and recommended to the shareholders of each fund that they approve, a new management contract between each fund and Putnam Management. Shareholders of your fund will have the opportunity to vote to approve the proposed new management contract at a shareholder meeting to be held on February 27, 2014. The proposed new management contract is identical to your fund’s current management contract, except for its effective date and initial term and for certain non-substantive changes. Further information regarding the proposed management contract is included in a proxy statement filed with the Securities and Exchange Commission on December 20, 2013. The proxy statement was mailed to shareholders of record beginning on or about December 23, 2013.


6

Management fees


Under the Interim Management Contract, each of Absolute Return 100 Fund and Absolute Return 300 Fund pays a monthly base fee to Putnam Management. The base fee is equal to 0.40% and 0.60%, respectively, of the monthly average of the fund's net asset value ("Average Net Assets"), determined at the close of each business day during the month. In return for this fee, Putnam Management provides the Absolute Return 100 Fund and Absolute Return 300 Fund investment management and investor servicing and bears each fund's organizational and operating expenses, excluding performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses.

Under the Interim Management Contract, each of the Absolute Return 500 Fund and Absolute Return 700 Fund pays a monthly base fee to Putnam Management. The base fee is calculated by applying a rate to each fund's average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds ("Total Open-End Mutual Fund Average Net Assets"), as determined at the close of each business day during the month, as set forth below.

In addition, for all of the Absolute Return Funds, beginning with January 2011, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund's average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The performance adjustment rate is equal to 0.04 multiplied by the difference during the performance period between the fund's annualized performance (measured by the fund's class A shares) and the sum of the hurdle described below and the annualized performance of the benchmark index described below. The maximum annualized performance adjustment rates are also set forth below.

The monthly base fee is determined based on each fund's average net assets for the month, while the performance adjustment is determined based on the fund's average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund's assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.


7

The application of an expense limitation, if any, will have a positive effect on a fund's performance and may result in an increase in the performance adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Putnam Management may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Putnam Management.

Putnam Absolute Return 100 Fund

0.40% of Average Net Assets

Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	1.00%	+/- 0.04%
(G0BA)	(100 basis points)

Putnam Absolute Return 300 Fund

0.60% of Average Net Assets

Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	3.00%	+/- 0.12%
(G0BA)	(300 basis points)

Putnam Absolute Return 500 Fund

0.880% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.830% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.780% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.730% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.680% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.660% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.650% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
and 0.645% of any excess thereafter.

Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill	5.00%	+/- 0.20%
Index (G0BA)	(500 basis points)

8

Putnam Absolute Return 700 Fund

1.030% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.980% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.930% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.880% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.830% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.810% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.800% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
and 0.795% of any excess thereafter.

Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	7.00%	+/- 0.28%
(G0BA)	(700 basis points)

For Absolute Return 100 Fund and Absolute Return 300 Fund, under the funds' prior management contract dated February 1, 2010, each fund paid a monthly base fee to Putnam Management calculated by applying a rate to each fund's average net assets for the month. The rate was based on the Total Open-End Mutual Fund Average Net Assets, as determined at the close of each business day during the month, as set forth below. In addition, each fund was subject to (and remains subject to) the performance adjustments described above, which were unaffected by the March 1, 2013 management contract.

Putnam Absolute Return 100 Fund

0.630% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.430% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.410% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.400% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.395% of any excess thereafter.

Putnam Absolute Return 300 Fund

0.730% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.680% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.630% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.510% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;

9

0.500% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.495% of any excess thereafter.


For the past three fiscal years, pursuant to the applicable management contract, each fund incurred the following fees:

				Amount
				management
				fee would
			Amount of	have been
	Fiscal	Management	management	without
Fund name	year	fee paid	fee waived	waivers

Absolute Return 100 Fund	2013	$827,602	$266,884	$1,094,486

	2012	$493,980	$1,080,414	$1,574,394

	2011	$767,149	$1,112,119	$1,879,268

Absolute Return 300 Fund	2013	$4,114,320	$535,221	$4,649,541

	2012	$4,354,861	$2,223,594	$6,578,455

	2011	$5,997,418	$2,492,452	$8,489,870

Absolute Return 500 Fund	2013	$5,582,221	$172,340	$5,754,561

	2012	$5,233,405	$746,272	$5,979,677

	2011	$4,722,613	$945,028	$5,667,641

Absolute Return 700 Fund	2013	$7,148,552	$0	$7,148,552

	2012	$5,796,253	$343,555	$6,139,808

	2011	$5,437,954	$539,614	$5,977,568


10

The amount of management fee waived for the most recent fiscal year resulted from arrangements set forth in "General expense limitation" under "Management - The Management Contract" in Part II of this SAI and in "Fund-specific expense limitation" below.


Fund-specific expense limitation. Putnam Management has contractually agreed to waive fees (and to the extent necessary, bear other expenses) of Putnam Absolute Return 500 and Putnam Absolute Return 700 Fund through at least February 28, 2015 to the extent that expenses of the fund (before any performance adjustment to the fund's management fee and excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, payments under the fund's distribution plans and acquired fund fees and expenses) would exceed an annual rate of 0.90% and 1.10%, respectively, of the fund's average net assets. Please see "Management - The Management Contract - General expense limitation" in Part II of this SAI for a description of another expense limitation that may apply to a fund.


Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:

	Fiscal	Brokerage
Fund name	year	commissions

Absolute Return 100 Fund	2013	$1,766

	2012	$3,817

	2011	31,763

Absolute Return 300 Fund	2013	$29,468

	2012	$21,934

	2011	188,635

11

Absolute Return 500 Fund	2013	$158,514

	2012	$140,047

	2011	198,768

Absolute Return 700 Fund	2013	$222,897

	2012	$147,964

	2011	213,360


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates:

	Dollar value	Percentage
	of these	of total	Amount of
Fund name	transactions	transactions	commissions

Absolute Return
500 Fund	$271,860,031	6.49%	$100,444


	Dollar value	Percentage
	of these	of total	Amount of
Fund name	transactions	transactions	commissions

Absolute Return
700 Fund	$396,335,726	6.68%	$144,530

At the end of fiscal 2013, each fund held the following securities of their regular broker-dealers (or affiliates of such broker-dealers):


12

Fund Name	Broker-dealers or affiliates	Value of securities held

Absolute Return 100	JPMorgan Chase & Co.	$989,953
Fund

	Citigroup, Inc.	$1,138,742

	Bank of America Corp.	$1,253,087

	Goldman Sachs Group, Inc. (The)	$1,001,930

	Royal Bank of Canada	$1,003,119

Absolute Return 300	Citigroup, Inc.	$2,055,707
Fund

Absolute Return 500	JPMorgan Chase & Co.	$4,005,800
Fund

	Citigroup, Inc.	$491,674

	Wells Fargo & Co.	$3,574,603

	Goldman Sachs Group, Inc. (The)	$3,178,798

Absolute Return 700	Barclays PLC	$370,638
Fund

	JPMorganChase & Co.	$2,988,823

	UBS AG	$259,554

	Wells Fargo & Co.	$1,232,887

	Citigroup, Inc.	$282,066

	Deutsche Bank AG	$414,284

	Goldman Sachs Group, Inc. (The)	$1,847,359


Administrative expense reimbursement


The funds reimbursed Putnam Management for administrative services during fiscal 2013, including compensation of certain fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:


13

Fund name	Total	Portion of total reimbursement for
	reimbursement	compensation and contributions

Absolute Return	$3,681	$2,818
100 Fund

Absolute Return	$12,614	$9,655
300 Fund

Absolute Return	$24,331	$18,624
500 Fund

Absolute Return	$25,494	$19,514
700 Fund


Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages the funds’ other affairs and business.


The table below shows the value of each Trustee's holdings in each fund and in all of the Putnam Funds as of December 31, 2013.


14

	Dollar range	Dollar range	Dollar range	Dollar range	Aggregate
	of Putnam	of Putnam	of Putnam	of Putnam	dollar range
	Absolute	Absolute	Absolute	Absolute	of shares held
	Return 100	Return 300	Return 500	Return 700	in all of the
	Fund shares	Fund shares	Fund shares	Fund shares	Putnam funds
	owned	owned	owned	owned	overseen by
Trustee

Liaquat
Ahamed	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Ravi Akhoury	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Barbara M.		$50,001-
Baumann	$1-$10,000	$100,000	$1-$10,000	$1-$10,000	over $100,000

Jameson A.	$10,001-			$10,001-
Baxter	$50,000	over $100,000	over $100,000	$50,000	over $100,000

Charles B.
Curtis	$1-$10,000	over $100,000	over $100,000	$1-$10,000	over $100,000

Robert J.
Darretta	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Katinka
Domotorffy	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

John A. Hill	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

$50,001-
Paul L. Joskow	$1-$10,000	over $100,000	over $100,000	$100,000	over $100,000

Kenneth R.
Leibler	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Robert E.	$10,001-	$10,001-	$10,001-	$10,001-	over $100,000
Patterson	$50,000	$50,000	$50,000	$50,000

George	$10,001-	$10,001-	$10,001-	$10,001-	over $100,000
Putnam, III	$50,000	$50,000	$50,000	$50,000

W. Thomas
Stephens	over $100,000	over $100,000	$1-$10,000	$1-$10,000	over $100,000

* Robert L.
Reynolds	$1-$10,000	$1-$10,000	over $100,000	over $100,000	over $100,000


* Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the funds and Putnam Management. Mr. Reynolds is deemed an "interested person" by virtue of his positions as an officer of the funds and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your funds and each of the other Putnam funds. None of the other Trustees is an "interested person."

Each independent Trustee of the funds receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the

15

current independent Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the funds, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met, during your fund's most recently completed fiscal year, are shown in the table below:

Audit and Compliance Committee	12

Board Policy and Nominating Committee	6

Brokerage Committee	4

Contract Committee	10

Distributions Committee	8

Executive Committee	2

Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8

Pricing Committee	7

The following tables show the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2013, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2013:


16

COMPENSATION TABLES

Putnam Absolute Return 100 Fund

		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012(3)	$1,061	N/A	N/A	$279,000

Ravi Akhoury/2009	$1,133	N/A	N/A	$273,000

Barbara M. Baumann/2010(3)	$1,133	N/A	N/A	$285,000

Jameson A. Baxter/1994(3)(5)	$1,594	$556	$110,500	$402,031

Charles B. Curtis/2001	$1,113	$342	$113,900	$285,000

Robert J. Darretta/2007(3)	$1,113	N/A	N/A	$285,000

Katinka Domotorffy/2012 (3)	$1,111	N/A	N/A	$279,000

John A. Hill/1985(3)	$1,133	$966	$161,700	$285,000

Paul L. Joskow/1997(3)	$1,152	$387	$113,400	$290,000

Elizabeth T. Kennan/1992(4)	$727	$622	$108,000	$151,500

Kenneth R. Leibler/2006	$1,228	N/A	N/A	$310,000

Robert E. Patterson/1984	$1,228	$582	$106,500	$310,000

George Putnam, III/1984	$1,133	$609	$130,300	$285,000

W. Thomas Stephens/1997(6)	$1,133	$389	$107,100	$285,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A


17

Putnam Absolute Return 300 Fund

		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012(3)	$3,544	N/A	N/A	$279,000

Ravi Akhoury/2009	$3,785	N/A	N/A	$273,000

Barbara M. Baumann/2010(3)	$3,785	N/A	N/A	$285,000

Jameson A. Baxter/1994(3)(5)	$5,320	$1,908	$110,500	$402,031

Charles B. Curtis/2001	$3,785	$1,175	$113,900	$285,000

Robert J. Darretta/2007(3)	$3,785	N/A	N/A	$285,000

Katinka Domotorffy/2012 (3)	$3,709	N/A	N/A	$279,000

John A. Hill/1985(3)	$3,785	$3,311	$161,700	$285,000

Paul L. Joskow/1997(3)	$3,844	$1,327	$113,400	$290,000

Elizabeth T. Kennan/1992(4)	$2,445	$2,134	$108,000	$151,500

Kenneth R. Leibler/2006	$4,102	N/A	N/A	$310,000

Robert E. Patterson/1984	$4,102	$1,996	$106,500	$310,000

George Putnam, III/1984	$3,785	$2,087	$130,300	$285,000

W. Thomas Stephens/1997(6)	$3,785	$1,335	$107,100	$285,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A


18

Putnam Absolute Return 500 Fund

		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012(3)	$3,328	N/A	N/A	$279,000

Ravi Akhoury/2009	$3,550	N/A	N/A	$273,000

Barbara M. Baumann/2010(3)	$3,550	N/A	N/A	$285,000

Jameson A. Baxter/1994(3)(5)	$4,986	$1,696	$110,500	$402,031

Charles B. Curtis/2001	$3,550	$1,043	$113,900	$285,000

Robert J. Darretta/2007(3)	$3,550	N/A	N/A	$285,000

Katinka Domotorffy/2012 (3)	$3,483	N/A	N/A	$279,000

John A. Hill/1985(3)	$3,550	$2,943	$161,700	$285,000

Paul L. Joskow/1997(3)	$3,609	$1,180	$113,400	$290,000

Elizabeth T. Kennan/1992(4)	$2,298	$1,892	$108,000	$151,500

Kenneth R. Leibler/2006	$3,847	N/A	N/A	$310,000

Robert E. Patterson/1984	$3,847	$1,775	$106,500	$310,000

George Putnam, III/1984	$3,550	$1,859	$130,300	$285,000

W. Thomas Stephens/1997(6)	$3,550	$1,186	$107,100	$285,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A


19

Putnam Absolute Return 700 Fund

		Pension or
		retirement	Estimated
		benefits	annual
	Aggregate	accrued as	benefits from
	compensation	part of	all Putnam	Total compensation
	from the	fund	funds upon	from all Putnam
Trustees/Year	fund	expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012(3)	$3,506	N/A	N/A	$279,000

Ravi Akhoury/2009	$3,728	N/A	N/A	$273,000

Barbara M. Baumann/2010(3)	$3,728	N/A	N/A	$285,000

Jameson A. Baxter/1994(3)(5)	$5,238	$1,704	$110,500	$402,031

Charles B. Curtis/2001	$3,728	$1,046	$113,900	$285,000

Robert J. Darretta/2007(3)	$3,728	N/A	N/A	$285,000

Katinka Domotorffy/2012 (3)	$3,653	N/A	N/A	$279,000

John A. Hill/1985(3)	$3,728	$2,957	$161,700	$285,000

Paul L. Joskow/1997(3)	$3,794	$1,186	$113,400	$290,000

Elizabeth T. Kennan/1992(4)	$2,333	$1,897	$108,000	$151,500

Kenneth R. Leibler/2006	$4,043	N/A	N/A	$310,000

Robert E. Patterson/1984	$4,043	$1,785	$106,500	$310,000

George Putnam, III/1984	$3,728	$1,871	$130,300	$285,000

W. Thomas Stephens/1997(6)	$3,728	$1,191	$107,100	$285,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2013, there were 116 funds in the Putnam family.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of October 31, 2013, the total amounts of deferred compensation payable by each fund, including income earned on such amounts, to these Trustees were:

Putnam Absolute Return 100 Fund: Mr. Ahamed - $438; Ms. Baumann - $530; Ms. Baxter - $2,239; Mr. Darretta – $1,103; Ms. Domotorffy - $79; Mr. Hill - $5,830; and Dr. Joskow - $1,715.

20

Putnam Absolute Return 300 Fund: Mr. Ahamed - $1,538; Ms. Baumann - $1,860; Ms. Baxter - $7,858; Mr. Darretta – $3,872; Ms. Domotorffy - $279; Mr. Hill - $20,466; and Dr. Joskow - $6,022.

Putnam Absolute Return 500 Fund: Mr. Ahamed - $1,087; Ms. Baumann - $1,314; Ms. Baxter - $5,551; Mr. Darretta – $2,735; Ms. Domotorffy - $197; Mr. Hill - $14,457; and Dr. Joskow - $4,254.

Putnam Absolute Return 700 Fund: Mr. Ahamed - $1,030; Ms. Baumann - $1,245; Ms. Baxter - $5,261; Mr. Darretta – $2,592; Ms. Domotorffy - $187; Mr. Hill - $13,701; and Dr. Joskow - $4,031.

(4) Dr. Kennan retired from the Board of Trustees of the Putnam funds on June 30, 2010. Upon her retirement in 2010, Dr. Kennan became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2011. Dr. Kennan was re-appointed to the Board of Trustees of the Putnam funds effective January 1, 2012, and in connection with her re-appointment, Dr. Kennan agreed to suspend the balance of her retirement benefit payments for the duration of her service as a Trustee, which concluded with her retirement on June 30, 2013.

(5) Includes additional compensation to Ms. Baxter for service as Chair of the Trustees of the Putnam funds.

(6) Mr. Stephens retired from the Board of Trustees of the Putnam funds on March 31, 2008. Upon his retirement in 2008, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. Mr. Stephens was reappointed to the Board of Trustees of the Putnam funds effective May 14, 2009, and in connection with his re-appointment, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(7) Mr. Reynolds is an “interested person” of the fund and Putnam Management.


Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The

21

Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

Putnam Absolute Return 100 Fund


At January 31, 2014, the officers and the Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund except for class Y shares, of which they owned 2.78%, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


	Shareholder name	Percentage
Class	and address	owned

Class A	MLPF&S	18.24%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class A	Pershing, LLC	8.07%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class A	National Financial Services, LLC	9.26%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class A	UBS WM USA	15.82%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	Raymond James	5.94%
	880 Carillon Pkwy
	St. Petersburg, Fl 33716-1100

Class B	Wells Fargo Advisors	10.01%
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	MLPF&S	26.82%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

22

	Shareholder name	Percentage
Class	and address	owned

Class B	Pershing, LLC	8.69%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class B	National Financial Services, LLC	6.05%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class C	MLPF&S	17.37%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class C	Wells Fargo Advisors	13.38%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	Pershing, LLC	13.777%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class C	National Financial Services, LLC	12.071
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class M	Marie C. Franklin	29.29%
	683 RT 579
	Pittstown, NJ 08867

Class M	Morgan Stanley Smith Barney	14.89%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class M	National Financial Services, LLC	10.79%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class M	Cetera Investment Services	8.37%
	FBO – Karl A. Copenhafer
	400 First Street So. Suite 300
	PO Box 283
	St. Cloud, MN 56302-0283

Class R	MG Trust Company	33.75%
	FBO – Mid State Oil Tools, Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3304

Class R	MG Trust Company	11.13%
	FBO – Allergy Diagnostics
	700 17th St., Ste. 300
	Denver, CO 80202-3304

Class R	MG Trust Company	12.30%
	FBO – Nathan Bining, MD PLLC
	700 17th St., Ste. 300
	Denver, CO 80202-3304

Class R	MG Trust Company	9.54%
	FBO – P. Nathaniel Boe
	700 17th St., Ste. 300
	Denver, CO 80202-3304

23

	Shareholder name	Percentage
Class	and address	owned

Class R	MG Trust Company	11.11%
	FBO – Dramatic AudioPost, Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3304

Class R	MG Trust Company	6.16%
	FBO – Alexandre Boudnik
	700 17th St., Ste. 300
	Denver, CO 80202-3304

Class R5	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class R6	Great-West Trust Company, LLC – The Putnam Retirement	98.00%
	Plan
	8515 E. Orchard Rd, #2T2
	Greenwood Village, CO 80111-5002

Class Y	Merrill Lynch	11.37%
	4800 Deer Lake Dr. E., Fl. 3
	Jacksonville, FL 32246-6484

Class Y	Morgan Stanley Smith Barney	11.32%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class Y	Wells Fargo Advisors	7.18%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Pershing, LLC	14.00%
	1 Pershing Plaza
	Jersey City, NJ 7399-0001

Class Y	Charles Schwab & Co., Inc.	13.67%
	101 Montgomery St.
	San Francisco, CA 94104-4151

Class Y	Raymond James	9.76%
	880 Carillon Pkwy
	St. Petersburg, FL 33716-1100


Putnam Absolute Return 300 Fund


At January 31, 2014, the officers and the Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund except for class Y shares, of which they owned 2.62%, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


24

	Shareholder name	Percentage
Class	and address	owned

Class A	National Financial Services, LLC	12.72%
	499 Washington Blvd
	Jersey City, NJ 07310

Class A	UBS WM USA	19.66%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	Pershing LLC	10.14%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class A	MLPF&S	5.69%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class B	Pershing, LLC	15.32%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class B	Wells Fargo Advisors	12.47%
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	National Financial Services, LLC	10.52%
	499 Washington Blvd
	Jersey City, NJ 07310

Class B	MLPF&S	9.75%
	4800 Deer Lake Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Class C	MLPF&S	16.10%
	4800 Deer Lake Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Class C	Pershing, LLC	17.24%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class C	Wells Fargo Advisors	11.38%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	National Financial Services, LLC	9.96%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class C	LPL Financial	7.49%
	9785 Towne Centre Dr.
	San Diego, CA 92121

Class M	Morgan Stanley Smith Barney	24.97%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

25

	Shareholder name	Percentage
Class	and address	owned

Class M	National Financial Services, LLC	17.90%
	499 Washington BLvd
	Jersey City, NJ 07310-2010

Class M	Wells Fargo Advisors	5.32%
	2801 Market St.
	St. Louis, MO 63103-2523

Class R	TD Ameritrade TRCO	17.84%
	PO Box 17748
	Denver, CO 80217-0748

Class R	MG Trust Company	7.03%
	FBO – Woodruff Realty Group, Inc.
	70 17th St, Ste. 300
	Denver, CO 80202-3531

Class R	Pershing, LLC	13.34%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class R	NFS, LLC	7.91%
	FBO – State Street Bank & Trust TTEE / Waste
	Management Retirement Savings Plan / Mel Panko
	901 Eddystone Circle
	Naperville, IL 60565-6113

Class R	MG Trust Company	10.04%
	FBO – J2 Trading, Inc.
	717 17th St., Ste. 300
	Denver, CO 80202-3304

Class R	MG Trust Company	7.16%
	FBO – Carolyn Gilbert Enterprises, LLC
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R5	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class R6	Great-West Trust Company, LLC – The Putnam Retirement	99.54%
	Plan
	8515 E. Orchard Rd, #2T2
	Greenwood Village, CO 80111-5002

Class Y	Merrill Lynch	28.75%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class Y	Pershing, LLC	10.93%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class Y	Wells Fargo Advisors	9.67%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Morgan Stanley Smith Barney	6.41%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

26

	Shareholder name	Percentage
Class	and address	owned

Class Y	National Financial Services, LLC	15.41%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class Y	Charles Schwab & Co., Inc.	6.49%
	101 Montgomery St.
	San Francisco, CA 94104-4151

Class Y	LPL Financial	5.43%
	9785 Towne Centre Dr.
	San Diego, CA 92121


Putnam Absolute Return 500 Fund


At January 31, 2014, the officers and the Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund except for class Y shares, of which they owned 1.40%, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


	Shareholder name	Percentage
Class	and address	owned

Class A	National Financial Services, LLC	15.54%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class A	Pershing, LLC	13.35%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class A	UBS WM USA	7.16%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	Wells Fargo Advisors	8.10%
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	MLPF&S	5.16%
	4800 Deer Lake Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Class B	National Financial Services, LLC	21.01%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

27

	Shareholder name	Percentage
Class	and address	owned

Class B	Pershing, LLC	14.37%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class B	Wells Fargo Advisors	12.50%
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	MLPF&S	5.36%
	4800 Deer Lake Dr. E., Fl. 3
	Jacksonville, FL 32246-6484

Class B	LPL Financial	5.50%
	9785 Towne Centre Dr.
	San Diego, CA 92121-1968

Class C	Pershing, LLC	14.15%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class C	National Financial Services, LLC	11.46%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class C	MLPF&S	8.33%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class C	Raymond James	9.05%
	880 Carillon Pkwy
	St. Petersburg, FL 33716-1100

Class C	Morgan Stanley Smith Barney	6.61%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class C	Wells Fargo Advisors	8.56%
	2801 Market St.
	St. Louis, MO 63103-2523

Class M	National Financial Services, LLC	20.44%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class M	Wells Fargo Advisors	17.68%
	2801 Market St.
	St. Louis, MO 63103-2523

Class M	LPL Financial	7.05%
	9785 Towne Centre Dr.
	San Diego, CA 92121

Class R	MG Trust Company	7.23%
	Liverpool Fire Department
	70017th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	5.14%
	Cortlandville Dire District
	70017th St., Ste. 300
	Denver, CO 80202-3531

28

	Shareholder name	Percentage
Class	and address	owned

Class R5	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class R6	Great-West Trust Company, LLC – The Putnam Retirement	99.76%
	Plan
	8515 E. Orchard Rd, #2T2
	Greenwood Village, CO 80111

Class Y	Merrill Lynch	19.02%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class Y	Morgan Stanley Smith Barney	11.02%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class Y	Pershing, LLC	8.53%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class Y	National Financial Services, LLC	10.23%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class Y	Wells Fargo Advisors	7.35%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Charles Schwab & Co., Inc.	7.14%
	101 Montgomery St.
	San Francisco, CA 94104-4151


Putnam Absolute Return 700 Fund


At January 31, 2014, the officers and the Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


29

	Shareholder name	Percentage
Class	and address	owned

Class A	UBS WM USA	5.95%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	Pershing, LLC	13.97%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class A	National Financial Services, LLC	12.58%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class A	Wells Fargo Advisors	7.56%
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	Charles Schwab & Co., Inc.	6.31%
	101 Montgomery St.
	San Francisco, CA 94104-4151

Class B	National Financial Services, LLC	19.05%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class B	Pershing, LLC	16.22%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class B	Wells Fargo Advisors	9.85%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	LPL Financial	5.08%
	9785 Towne Centre Dr.
	San Diego, CA 92121

Class C	MLPF&S	12.93%
	4800 Deer Lake Dr. E., Fl. 3
	Jacksonville, FL 32246-6484

Class C	Pershing, LLC	15.00%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class C	Morgan Stanley Smith Barney	9.17%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class C	Wells Fargo Advisors	9.08%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	National Financial Services, LLC	7.94%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

30

	Shareholder name	Percentage
Class	and address	owned

Class C	UBS WM USA	5.14%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class M	National Financial Services, LLC	18.84%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class M	Stephen M. Schwartz & Valerie B. Schwartz	7.36%
	5922 New England Woods Dr.
	Burke, VA 22015-2910

Class M	Wells Fargo Advisors	5.01%
	2801 Market St.
	St. Louis, MO 63103-2523

Class R	Pershing, LLC	10.37%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class R	Morgan Stanley Smith Barney	8.05%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class R	Allied Motion Technologies, Inc.	14.57%
	MG Trust Company
	700 17th St. Ste. 300
	Denver, CO 80202-3531

Class R	Pai Trust Company, Inc.	13.50%
	Tom Vogel Agency Inc. 401k Pension Plan
	1300 Enterprise Dr.
	De Pere, WI 54115-4934

Class R	Eric Compton / Compton Dental Center Retirement 401k	7.05%
	Plan
	901 Fran Lin Pkwy
	Munster, IN 46321-3540

Class R	Pai Trust Company, Inc.	6.99%
	Eliot Lupkin P A 401k Plan
	1300 Enterprise Dr.
	De Pere, WI 54115-4934

Class R	Pai Trust Company	5.38%
	Cenpro Services, Inc. 401k Plan
	1300 Enterprise Dr.
	De Pere, WI 54115-4934

Class R5	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class R6	Great-West Trust Company, LLC – The Putnam Retirement	99.83%
	Plan
	8515 E. Orchard Rd
	Greenwood Village, CO 80111-5002

Class Y	Wells Fargo Advisors	47.66%
	2801 Market St.
	St. Louis, MO 63103-2523

31

	Shareholder name	Percentage
Class	and address	owned

Class Y	Merrill Lynch	13.03%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class Y	Morgan Stanley Smith Barney	9.69%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class Y	Pershing, LLC	5.15%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001


Distribution fees


During fiscal 2013, each fund paid the following 12b-1 fees to Putnam Retail Management:


Fund name	Class A	Class B	Class C	Class M	Class R

Absolute Return	$385,810	$12,678	$341,674	$7,833	$1,557
100 Fund

Absolute Return	$1,175,856	$59,517	$1,800,111	$33,429	$3,860
300 Fund

Absolute Return	$948,920	$376,590	$1,865,567	$55,567	$9,461
500 Fund

Absolute Return	$862,005	$276,653	$1,465,419	$34,039	$8,995
700 Fund


32

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

			Sales
			charges
			retained by
			Putnam
		Total	Retail	Contingent
		front-end	Management	deferred
	Fiscal	sales	after dealer	sales
Fund name	year	charges	concessions	charges

Absolute Return 100 Fund	2013	$41,986	$618	$150

	2012	$57,745	$7,978	$1,240

	2011	138,449	7,742	10,258

Absolute Return 300 Fund	2013	$208,946	$11,166	$10

	2012	$183,867	$3,984	$3,298

	2011	1,081,873	14,299	28,115

Absolute Return 500 Fund	2013	$876,205	$151,868	$64

	2012	$1,046,213	$178,456	$509

	2011	2,402,916	403,810	1,725

Absolute Return 700 Fund	2013	$873,315	$144,641	$220

	2012	$843,942	$141,996	$169

	2011	1,512,578	249,118	1,629


33

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

Fund name	Fiscal year	Contingent deferred sales charges

Absolute Return 100 Fund	2013	$2,202

	2012	$8,484

	2011	11,925

Absolute Return 300 Fund	2013	$4,140

	2012	$9,223

	2011	22,221

Absolute Return 500 Fund	2013	$33,787

	2012	$54,504

	2011	65,481

Absolute Return 700 Fund	2013	$20,732

	2012	$34,710

	2011	41,987


34

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Fund name	Fiscal year	Contingent deferred sales charges

Absolute Return 100 Fund	2013	$1,030

	2012	6,287

	2011	15,756

Absolute Return 300 Fund	2013	$6,004

	2012	26,168

	2011	54,126

Absolute Return 500 Fund	2013	$8,809

	2012	15,828

	2011	44,420

Absolute Return 700 Fund	2013	$4,203

	2012	15,948

	2011	30,713


35

Class M sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

			Sales
			charges
			retained by
			Putnam
		Total	Retail	Contingent
		front-end	Management	deferred
	Fiscal	sales	after dealer	sales
Fund name	year	charges	concessions	charges

Absolute Return 100 Fund	2013	$1,812	$66	$0

	2012	1,859	86	0

	2011	9,916	252	0

Absolute Return 300 Fund	2013	$15,768	$3	$0

	2012	6,540	138	0

	2011	51,805	8	0

Absolute Return 500 Fund	2013	$21,160	$4,149	$0

	2012	20,685	3,106	0

	2011	55,753	10,899	0

Absolute Return 700 Fund	2013	$13,158	$2,457	$0

	2012	9,787	1,734	0

	2011	39,733	8,454	0


36

Investor servicing fees


During the 2013 fiscal year, each fund incurred the following in fees for investor servicing provided by Putnam Investor Services, Inc.


Fund name	Investor Servicing Fees

Absolute Return 100 Fund	$117,826

Absolute Return 300 Fund	$400,211

Absolute Return 500 Fund	$1,086,858

Absolute Return 700 Fund	$1,147,691

PORTFOLIO MANAGERS

Other accounts managed

The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that the funds' portfolio managers managed as of the funds' most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Putnam Absolute Return 100 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

D. William Kohli	16*	$8,754,500,000	17**	$3,249,400,000	16***	$12,023,300,000

Kevin Murphy	23*	$13,431,400,000	23+	$4,973,000,000	16***	$7,926,600,000

Michael Salm	26*	$14,337,200,000	30+	$8,588,100,000	20++	$8,572,500,000

Paul Scanlon	24*	$13,066,600,000	28+++	$6,267,300,000	12	$2,858,900,000

* 3 accounts, with total assets of $1,361,800,000, pay an advisory fee based on account performance.
** 1 account, with total assets of $112,200,000, pays an advisory fee based on account performance.
*** 1 account, with total assets of $469,700,000, pays an advisory fee based on account performance.
+ 2 accounts, with total assets of $176,900,000, pay an advisory fee based on account performance.
++ 2 accounts, with total assets of $570,200,000, pay an advisory fee based on account performance.

37

+++ 3 accounts, with total assets of $342,500,000, pay an advisory fee based on account performance.


Putnam Absolute Return 300 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

D. William Kohli	16*	$8,082,400,000	17**	$3,249,400,000	16***	$12,023,300,000

Kevin Murphy	23*	$12,759,300,000	23+	$4,973,000,000	16***	$7,926,600,000

Michael Salm	26*	$13,665,100,000	30+	$8,588,100,000	20++	$8,572,500,000

Paul Scanlon	24*	$12,394,500,000	28+++	$6,267,300,000	12	$2,858,900,000

* 3 accounts, with total assets of $689,600,000, pay an advisory fee based on account performance.
** 1 account, with total assets of $112,200,000, pays an advisory fee based on account performance.
*** 1 account, with total assets of $469,700,000, pays an advisory fee based on account performance.
+ 2 accounts, with total assets of $176,900,000, pay an advisory fee based on account performance.
++ 2 accounts, with total assets of $570,200,000, pay an advisory fee based on account performance.
+++ 3 accounts, with total assets of $342,500,000, pay an advisory fee based on account performance.


Putnam Absolute Return 500 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	21*	$5,584,300,000	101**	$2,789,600,000	1	$200,000

Robert Kea	21*	$5,584,300,000	101**	$2,789,600,000	1	$1,100,000

Joshua Kutin	21*	$5,584,300,000	101**	$2,789,600,000	1	$1,400,000

Robert Schoen	21*	$5,584,300,000	101**	$2,789,600,000	1	$700,000

Jason Vaillancourt	21*	$5,584,300,000	101**	$2,789,600,000	1	$100,000

* 2 accounts, with total assets of $1,018,300,000, pay an advisory fee based on account performance.
** 1 account, with total assets of $567,200,000, pays an advisory fee based on account performance.


38

Putnam Absolute Return 700 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	21*	$5,420,300,000	101**	$2,789,600,000	1	$200,000

Robert Kea	21*	$5,420,300,000	101**	$2,789,600,000	1	$1,100,000

Joshua Kutin	21*	$5,420,300,000	101**	$2,789,600,000	1	$1,400,000

Robert Schoen	21*	$5,420,300,000	101**	$2,789,600,000	1	$700,000

Jason Vaillancourt	21*	$5,420,300,000	101**	$2,789,600,000	1	$100,000

* 2 accounts, with total assets of $854,200,000, pay an advisory fee based on account performance.
** 1 account, with total assets of $567,200,000, pays an advisory fee based on account performance.


See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

Compensation of portfolio managers.

Putnam’s goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For these funds, Putnam evaluates performance based on each fund's pre-tax return relative to the BofA Merrill Lynch U.S. Treasury Bill Index.

39

Ownership of securities

The dollar range of shares of the funds owned by each portfolio manager at the end of the funds’ last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Fund	Portfolio manager(s)	Dollar range of shares owned

Absolute Return 100 Fund	D. William Kohli	$0

	Kevin Murphy	$0

	Michael Salm	$0

	Paul Scanlon	$0

Absolute Return 300 Fund	D. William Kohli	$500,001-$1,000,000

	Kevin Murphy	$50,001-$100,000

	Michael Salm	$0

	Paul Scanlon	$0

Absolute Return 500 Fund	James Fetch	$0

	Robert Kea	$0

	Joshua Kutin	$0

	Robert Schoen	$0

	Jason Vaillancourt	$0

Absolute Return 700 Fund	James Fetch	$0

	Robert Kea	$0

	Joshua Kutin	$0

	Robert Schoen	$0

	Jason Vaillancourt	$50,001-$100,000

40

AUDITOR AND FINANCIAL STATEMENTS


Absolute Return 100 and 300 Funds


KPMG LLP, Two Financial Center, 60 South Street, Boston, Massachusetts 02111, is the fund's independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the fund's Annual Report for the fund’s most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.


Absolute Return 500 and 700 Funds


PricewaterhouseCoopers LLP (“PwC”), 125 High Street, Boston, Massachusetts 02110, is the fund's auditor providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the fund's Annual Report for the fund’s most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

During your fund’s most recent fiscal year, between July 18, 2013 and December 16, 2013, a non-U.S. member firm in PwC’s global network of firms had an investment in certain non-U.S. funds that became affiliated with Putnam Investments as a result of the acquisition of the funds' advisor by Putnam's parent company, Great-West Lifeco Inc. The investment consisted of pension plan assets for the benefit of the member firm’s personnel. The investment is inconsistent with the requirements of the Securities and Exchange Commission's auditor independence rules, which require an auditor to be independent for the entire year under audit. Your fund has been informed by PwC that this investment was no longer held by the plans as of December 16, 2013. During the period between the acquisition noted above and the disposition of the investment, none of the member firm’s personnel was on the PwC audit team for your fund, and none of the members of the audit team participated in the member firm’s pension plans. Based on its knowledge of the facts and its experience with PwC, the Audit and

41

Compliance Committee of your fund's Board of Trustees concluded that the investment by the PwC member firm would not affect PwC's ability to render an objective audit opinion to your fund. Based on this conclusion and consideration of the potential risks that the disruption of a change of auditor could present, the Audit and Compliance Committee determined that PwC should continue to act as auditor for your Fund.


42

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services, Inc., the funds’ investor servicing agent (“Putnam Investor Services”), at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined retirement plans (including, for example, 401(k) plans, employer-sponsored 403(b) plans, and 457 plans) should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

The fund generally does not accept new accounts from residents of the European Union or Switzerland. The fund generally does not accept new accounts from other non-U.S. persons, provided, however, that a fund may accept investments from certain non-U.S. persons who are the spouses of U.S. military or diplomatic personnel stationed overseas. Class M shares of Putnam Diversified Income Trust, Putnam Europe Equity Fund, Putnam Global Income Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, and Putnam U.S. Government Income Trust are available for public offering in Japan through certain Japanese registered broker-dealers with whom Putnam Retail Management Limited Partnership has an agreement.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “NYSE”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employer-sponsored benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

February 28, 2014	II-1

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of any Putnam fund the shareholder is eligible to invest in under the shareholder's account as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described

February 28, 2014	II-2

above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

February 28, 2014	II-3

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For funds in the Retirement Income Lifestyle suite, taxable Income Funds and Tax-Exempt Funds (except for Money Market Funds, Putnam Short-Term Municipal Income Fund, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Short-Term Municipal Income Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

February 28, 2014	II-4

*The funds will not accept purchase orders for class M shares (other than by employer-sponsored benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by employer-sponsored benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of class A and class T shares without an initial sales charge. Class A shares of any Putnam fund (other than Putnam Short Duration Income Fund, Putnam Tax Exempt Money Market Fund, and Putnam Money Market Fund) purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. Class A shares of Putnam Short Duration Income Fund and Putnam Tax Exempt Money Market Fund and class A and class T shares of Putnam Money Market Fund purchased by retail investors by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares.

February 28, 2014	II-5

Class M CDSC and dealer commission
All Growth, Blend, Value, Global Sector and Asset
Allocation Funds (excluding funds in the Retirement Income
Lifestyle suite), Putnam Absolute Return 500 Fund and	0.65%
Putnam Absolute Return 700 Fund:

All taxable Income funds (except Putnam Floating Rate
Income Fund and Putnam Money Market Fund) and funds in	0.40%
the Retirement Income Lifestyle suite:

Putnam Absolute Return 100 Fund, Putnam Absolute Return
300 Fund and Putnam Floating Rate Income Fund:	0.30%

Putnam Money Market Fund and Putnam Short Duration	0.15%
Income Fund

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund and Putnam Short-Term Municipal Income Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date, and for Multi-Cap Value Fund, on or around the end of the month five years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus assumes conversion to class A shares after the applicable period described in the fund’s prospectus.

Sales without sales charges, contingent deferred sales charges or short-term trading fees

February 28, 2014	II-6

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employer-sponsored benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vi) clients of (i) broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund “supermarket” or retail self directed brokerage account with or without the imposition of a transaction fee; and

(vii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”).

(viii) Shareholders reinvesting the proceeds from a Putnam Corporate IRA Plan distribution into a non-retirement plan account.

In the case of paragraph (i) and (viii) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying a sales charge.

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding

February 28, 2014	II-7

companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

February 28, 2014	II-8

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employer-sponsored benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

February 28, 2014	II-9

Shares owned by a plan participant as part of an employer-sponsored benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Putnam Retail Management from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No

February 28, 2014	II-10

sales charge adjustment will be made unless and until the investor's dealer returns to Putnam Retail Management any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employer-sponsored benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain employer-sponsored benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employer-sponsored benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

February 28, 2014	II-11

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, or, in the case of dealers of record for an employer-sponsored benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund
0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

February 28, 2014	II-12

Rate*	Fund
0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

February 28, 2014	II-13

Rate	Fund
0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shares were initially purchased without a CDSC, except that payments for Putnam Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

Rate	Fund
1.00%	All funds currently making payments under a class C
distribution plan, except for those listed below

0.50%	Putnam Money Market Fund
Putnam Short Duration Income Fund

February 28, 2014	II-14

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs.

Rate	Fund
0.65%	All Growth, Blend, Value, Global Sector and Asset
Allocation Funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All Income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Money Market Fund,
Putnam Short-Term Municipal Income Fund and
Putnam Short Duration Income Fund) and funds in the
Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund, Putnam Short-Term Municipal
Income Fund and Putnam Floating Rate Income Fund

0.15%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all Growth, Blend, Value, Global Sector and Asset Allocation Funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all Income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Short-Term Municipal Income Fund, Putnam Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund
0.50%	All funds currently making payments under a class R
distribution plan

February 28, 2014	II-15

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund
0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

February 28, 2014	II-16

The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2013:

American Portfolios Financial Services, Inc.	MetLife Securities, Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley Smith Barney LLC

AXA Advisors, LLC	National Financial Services, LLC

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	M&T Securities, Inc.

CCO Investment Services Corp.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Cambridge Investment Research, Inc.	New England Securities Corporation

Cetera Advisors, LLC	NFP Securities, Inc.

Cetera Advisors Networks, LLC	Northwestern Mutual Investment Services, LLC

Cetera Financial Specialists, LLC	Oppenheimer & Co. Inc.

Cetera Investment Services, LLC	Prim Securities, Incorporated

Commonwealth Equity Services	Raymond James & Associates, Inc.

CUNA Brokerage Services, Inc.	Raymond James Financial Services, Inc.

CUSO Financial Services, L.P.	RBC Capital Markets, LLC

First Allied Securities, Inc.	Royal Alliance Associates

FSC Securities Corporation	Sagepoint Financial, Inc.

Great-West Life & Annuity Insurance Company	Santander Securities, LLC

HD Vest Investment Securities, Inc.	Securities America Financial Corporation, Inc.

ING Financial Partners	SII Investments

Independent Financial Group, LLC	Stifel, Nicolaus & Company, Incorporated

Investacorp, Inc.	SunTrust Investment Services, Inc.

INVEST Financial Corporation	TD Ameritrade, Inc.

Investment Centers of America, Inc.	TD Ameritrade Clearing, Inc.

Janney Montgomery Scott LLC	Triad Advisors, Inc.

J.P. Morgan Securities, LLC	Tower Square Securities, Inc.

Lincoln Financial Advisors Corp.	U.S. Bancorp Investments, Inc.

Lincoln Financial Securities Corporation	UBS Financial Services Inc.

Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.

LPL Financial LLC	Wells Fargo Advisors, LLC

MMC Securities Corp.	Woodbury Financial Services, Inc.

Additional dealers may receive marketing support payments in 2014 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2013 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual

February 28, 2014	II-17

payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2013:

ADP Broker-Dealer, Inc.	MidAtlantic Capital Corporation

Ascensus, Inc.	Milliman, Inc.

Benefit Plans Administrators	Morgan Stanley Smith Barney LLC

Charles Schwab & Co., Inc.	MSCS Financial Services, LLC

Charles Schwab Bank	National Financial Services LLC

City National Bank	Nationwide Investment Services Corporation

Correll Co.	Nationwide Life Insurance Company

CPI Qualified Plan Consultants, Inc.	Newport Retirement Services, Inc.

DailyAccess Corporation	NYLIFE Distributors LLC

Digital Retirement Solutions	Paychex Securities Corporation

Dyatech, LLC	Pershing LLC

ExpertPlan, Inc.	Plan Administrators, Inc.

Fidelity Investments Institutional Operations Company, Inc.	Principal Life Insurance Co.

Genworth Life and Annuity Insurance Co.	Raymond James & Associates, Inc.

Genworth Life Insurance Co of New York	Raymond James Financial Services, Inc.

Great-West Life & Annuity Insurance Company	Reliance Trust Company

GWFS Equities, Inc.	Standard Retirement Services, Inc.

Hartford Life Insurance Company	Teachers Insurance and Annuity Association of America

Hartford Securities Distribution Company, Inc.	TD Ameritrade Trust Company

Hewitt Associates LLC	The Prudential Insurance Company of America

ING Life Insurance and Annuity Company	The Vanguard Group Inc.

ING Institutional Plan Services, LLC	Transamerica Advisors Life Insurance Company

July Business Services	Transamerica Advisors Life Insurance Company of New York

J.P. Morgan Retirement Plan Services LLC	Trust Company of America

Lincoln Retirement Services Company, LLC	VALIC Retirement Services Company

Massachusetts Mutual Life Insurance Co.	Wells Fargo Bank, N.A.

Mercer HR Services LLC	Wilmington Trust Retirement & Institutional Services Co.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive program servicing payments in 2014 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2013 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enables Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment

February 28, 2014	II-18

events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from Putnam Investor Services or its affiliates in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. The amount paid for these services varies depending on the share class selected and by dealer, and may also take into account the extent to which the services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. With respect to assets attributable to class A, class B, class C, class M, class R, class T, and class Y shares, these payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. There are no such payments in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

February 28, 2014	II-19

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short Sales

Inflation-Protected Securities	Short-Term Trading

Initial Public Offerings (IPOs)	Special Purpose Acquisition Companies

Interfund Borrowing and Lending	Structured Investments

Inverse Floaters	Swap Agreements

Investment Ratings	Tax-exempt Securities

Legal and Regulatory Risk Relating to Investment Strategy	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Alternative Investment Strategies

At times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may take temporary defensive positions that are mainly designed to limit losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may

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be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described in this SAI with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being

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considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the Securities and Exchange Commission (the “SEC”) or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the

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fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund, Putnam Money Market Liquidity Fund and Putnam Short-Term Investment Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code), as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange-Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining

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unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the

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value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund

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the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit

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based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency,

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confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits on the types of companies in which foreigners may invest (e.g., limits on investment in certain industries). Some countries also limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms or rights or preferences than securities of the issuer available for purchase by domestic parties, or may directly limit foreign investors’ rights (such as voting rights). Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Foreign laws may also impact the availability of derivatives or hedging techniques relating to a foreign country’s government securities. In each of these situations, the funds’ ability to invest significantly in desired issuers, or the terms of such investments, could be negatively impacted as a result of the relevant legal restriction.

For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume

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and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. This limitation may not apply where the fund purchases an option, which is to be settled in cash, to sell a TBA sale commitment. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current

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sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

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Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Putnam Diversified Income Trust is a commodity pool under the Commodity Exchange Act (the “CEA”) and Putnam Management is registered as a “commodity pool operator” under the CEA with respect to this fund. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to Putnam Diversified Income Trust and compliance with the CFTC’s regulatory requirements could increase fund expenses, adversely affecting the fund's total return.

Each Putnam fund other than Putnam Diversified Income Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, neither these funds nor Putnam Management (with respect to these funds) are subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by Putnam Management's intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

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For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the

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index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the

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principal or stated amount payable at maturity, redemption or retirement is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or pays interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid

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instruments may reduce demand for such instruments. Tax considerations may also limit the extent of the fund’s investments in certain hybrid instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

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The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund and Putnam Short-Term Investment Fund are the only Putnam funds expected to make their uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

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The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. The regulatory environment for private funds is evolving, and changes in the regulation of private funds may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market

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emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by the fund, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. In addition, the SEC recently proposed additional restrictions on short sales, which could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the fund to execute certain investment strategies.

Recently enacted federal legislation requires the adoption of regulations that will require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements will apply to loan participations, syndicated loans, and loan assignments. Investors, such as the fund, that seek or hold investments in loans could be adversely affected by the regulation.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

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Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various

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government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

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Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. If rates increase due to a reset, the risk of default by underlying borrowers may increase. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective

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maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call

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option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before

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the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

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The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

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While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income

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tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

Each fund may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales and to investments by a money market fund and Putnam Short Term Investment Fund. Money market funds and Putnam Short Term Investment Fund may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets subject to an agreement by the fund to repurchase the same assets at an agreed upon price and date. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of

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proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment

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company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

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Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

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Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). A total return swap may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the fund does not own or take physical custody of such asset or invest directly in such market.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation

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to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

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The amount of information about the financial condition of an issuer of Tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a

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market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt Securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt Securities. The money market funds may also invest in Tax-exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt Securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt Securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt Securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio. Downgrades of

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Tax-exempt Securities held by a money market fund may require the fund to sell such securities, potentially at a loss.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt Securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt Securities. Further proposals limiting the issuance of Tax-exempt Securities may well be introduced in the future. If it appeared that the availability of Tax-exempt Securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time

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during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its

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business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals. In addition, the fund

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could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company may also elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, provided it is not treated as a “personal holding company” for federal income tax purposes, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy.

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Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in and taxed at the reduced rates applicable to a shareholder’s net capital gain. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

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In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. In some cases, the fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that the fund reports as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends each year in a written statement furnished to shareholders. In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. A non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year;

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otherwise, the amount so qualifying will be scaled back in proportion to distributions. The excess amount will generally be treated as a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in Tax-exempt Securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

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If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

If at the close of each quarter of the tax year at least 50% of the fund’s total assets consists of interests in underlying funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.

Derivatives, hedging and related transactions; certain exposure to commodities. In general, option premiums received by the fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

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In addition to the special rules described above in respect of options and futures transactions, the fund’s derivative transactions, including transactions in options, futures contracts, straddles, securities loan and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

A fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Certain of the fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the fund’s book income is less

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than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax. In the alternative, if the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts qualifying as such under Subchapter M (“REITs”), such investments may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund’s investment in REIT equity securities may at other times result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS in the fall of 2006 and Treasury regulations that have not yet been issued, but apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in the fall of 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or

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instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution in and with respect to any taxable year to a shareholder in excess of the fund’s current and accumulated “earnings and profits,” the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the fund’s income (and required to be distributed by the fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price) or OID. The fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

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If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than if the fund had not held such securities.

Securities purchased at a premium. Very generally, where the fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the fund makes an election applicable to all such bond funds it purchases, which election is irrevocable without consent of the IRS, the fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the fund to reduce its tax basis by the amount of amortized premium.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default, present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. If the fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset long-term capital gains. The fund must use any post 2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in this Part II of the SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without

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protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the fund indirectly invests in PFICs by virtue of the fund’s investments in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances.

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the fund to offset income or gains earned in subsequent taxable years.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after

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December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.

Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is currently 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

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However, effective for distributions with respect to taxable years of the fund beginning before January 1, 2014, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions have expired for distributions with respect to taxable years of the fund beginning on or after January 1, 2014. It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, and what the terms of such an extension would be, including whether such extension would have retroactive effect.

The fact that the fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends, unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other reporting and withholding requirements. The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA as described more fully below. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends (other than exempt-interest dividends), including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends), beginning as early as July 1, 2014.

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Payments to a shareholder will generally not be subject to FATCA withholding, provided the shareholder provides the Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed compliant FFI,” or (iii) be covered by an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA and improve international tax compliance. In any of these cases, the investing FFI generally will be required to provide the Fund with appropriate identifiers, certifications or documentation concerning its status.

The Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Liaquat Ahamed (Born	Author; won Pulitzer	Trustee of the Brookings Institution and Chair of its
1952), Trustee since 2012	Prize for Lords of	Investment Committee. Mr. Ahamed is also a
	Finance: The Bankers	director of the Rohatyn Group, an emerging-market
	Who Broke the World.	fund complex that manages money for institutions.
	Director of Aspen	Mr. Ahamed has 25 years experience in the
	Insurance Co., a New	management of fixed income portfolios and was
	York Stock Exchange	previously the Chief Executive Officer of Fischer
	company and Chair of	Francis Trees & Watts, Inc., a fixed-income
	the Aspen Board’s	investment management subsidiary of BNP Paribas.
	Investment Committee.	Mr. Ahamed holds a B.A. in economics from Trinity
College, Cambridge University and an M.A. in
economics from Harvard University.

February 28, 2014	II-70

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Ravi Akhoury (Born 1947),	Served as Chairman and	Director of RAGE Frameworks, Inc. and English
Trustee since 2009	CEO of MacKay Shields	Helper, Inc. (each a private software company). Mr.
	(a multi-product	Akhoury previously served as Director of Jacob
	investment management	Ballas Capital India (a non-banking finance company
	firm with AUM over $40	focused on private equity advisory services) and a
	billion) from 1992 to	member of its Compensation Committee. He also
	2007.	served as Director and on the Compensation
Committee of MaxIndia/New York Life Insurance
Company in India. Mr. Akhoury is also a Trustee of
the Rubin Museum, serving on the Investment
Committee, and of American India Foundation. Mr.
Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income portfolio management
firm). He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

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February 28, 2014	II-71

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Barbara M. Baumann (Born	President of Cross Creek	Director of Devon Energy Corporation (a leading
1955), Trustee since 2010	Energy Corporation, a	independent and natural gas and oil exploration and
	strategic consultant to	product company), SM Energy Company (a publicly
	domestic energy firms	held U.S. exploration and production company) and
	and direct investor in	UNS Energy Corporation (a publicly held electric
	energy projects.	and gas utility in Arizona). She is Director of Cody
Resources Management, a private company in the
energy and ranching businesses. She is a Trustee of
Mount Holyoke College. She serves on the board of
The Denver Foundation, is a former Chair of the
Board, and a current Board member, of Girls Inc. of
Metro Denver, and serves on the Finance Committee
of the Children’s Hospital of Colorado. Until May
2012, Ms. Baumann was a Director of CVR Energy,
Inc. (a publicly held petroleum refiner and fertilizer
manufacturer). Prior to 2003, she was Executive
Vice President of Associated Energy Managers, LLC
(a domestic private equity firm). From 1981 until
2000 she held a variety of financial and operational
management positions with the global energy
company Amoco Corporation and its successor, BP.
Ms. Baumann holds a B.A. from Mount Holyoke
College and an MBA from The Wharton School of
the University of Pennsylvania.
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Jameson A. Baxter (Born	President of Baxter	Chair of the Mutual Fund Directors Forum; Director
1943), Trustee since 1994,	Associates, Inc., (a	of the Adirondack Land Trust; and Trustee of the The
Vice Chair from 2005 to 2011	private investment firm).	Nature Conservancy’s Adirondack Chapter. Until
and Chair since 2011		2011, Ms. Baxter was a Director of ASHTA
Chemicals Inc. Until 2007, Ms. Baxter was a
Director of Banta Corporation (a printing and supply
chain management company), Ryerson, Inc. (a
metals service company) and Advocate Health Care.
She has also served as a director on a number of other
boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

February 28, 2014	II-72

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	U.S. State Department International Security
	International Studies,	Advisory Board. Mr. Curtis also serves as a Director
	and President Emeritus	of Southern California Edison (a regulated electric
	of the Nuclear Threat	utility) and its parent company, Edison International.
	Initiative (a private	Mr. Curtis is an attorney with over 15 years in private
	foundation dealing with	practice and 19 years in various positions in public
	national security issues).	service, including service at the Department of
	Previously, President and	Treasury, the U.S. House of Representatives, the
	Chief Operating Officer,	Securities and Exchange Commission, the Federal
	Nuclear Threat Initiative.	Energy Regulatory Commission and the Department
of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group. From	diversified health care conglomerate). Mr. Darretta
	2009-2012, Mr. Darretta	received a B.S. in Economics from Villanova
	served as the Health Care	University.
Industry Advisor to
Permira, (a global private
equity firm). Prior to
2007, Mr. Darretta was
the Chief Financial
Officer of Johnson &
Johnson.

Katinka Domotorffy (Born	Voting member of the	Vice Chair of Reach Out and Read of Greater New
1975), Trustee since 2012	Investment Committee	York, an organization dedicated to promoting
	of the Anne Ray	childhood literacy. Ms. Domotorffy holds a BSc in
	Charitable Trust, part of	Economics from the University of Pennsylvania and
	the Margaret A. Cargill	an MSc in Accounting and Finance from the London
	Philanthropies. Prior to	School of Economics.
2012, Ms. Domotorffy
was Partner, Chief
Investment Officer, and
Global Head of
Quantitative Investment
Strategies at Goldman
Sachs Asset
Management

February 28, 2014	II-73

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in the	of the Advisory Board of the Millstein Center for
	diversified world-wide	Global Markets and Corporate Ownership at the
	energy industry).	Columbia University Law School. Mr. Hill received
a B.A in Economics from Southern Methodist
University and pursued graduate studies as a
Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred P.	Trustee of Yale University; a Director of
Trustee since 1997	Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission, oil pipelines,
	focused primarily on	and power services) and of Exelon Corporation (an
	research and education	energy company focused on power services); and a
	on issues related to	Member of the Board of Overseers of the Boston
	science, technology and	Symphony Orchestra. Prior to August 2007, he
	economic performance).	served as a Director of National Grid (a U.K.-based
	He is the Elizabeth and	holding company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,
	at the Massachusetts	2006, he served as President of the Yale University
	Institute of Technology	Council. Prior to February 2005, he served on the
	(“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center for	February 2002, he was a Director of State Farm
	Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. from Yale University and a B.A. from
Cornell University.

February 28, 2014	II-74

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a Director
	derivatives securities).	of ISO New England (the organization responsible
	He currently serves on	for the operation of the electric generation system in
	the Board of Trustees of	the New England states). Prior to 2000, he was a
	Beth Israel Deaconess	Director of the Investment Company Institute in
	Hospital in Boston and as	Washington, D.C. Prior to January 2005, Mr. Leibler
	a Director of Northeast	served as Chairman and Chief Executive Officer of
	Utilities, which operates	the Boston Stock Exchange. Prior to January 2000,
	New England’s largest	he served as President and Chief Executive Officer of
	energy delivery system.	Liberty Financial Companies (a publicly traded
diversified asset management organization). Prior to
June 1990, he served as President and Chief
Operating Officer of the American Stock Exchange
(AMEX). Prior to serving as AMEX President, he
held the position of Chief Financial Officer, and
headed its management and marketing operations.
Mr. Leibler graduated with a B.A in Economics from
Syracuse University.

Robert E. Patterson (Born	Co-Chairman of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, Inc. (a private	Trustee of the Joslin Diabetes Center. Prior to
	equity firm investing in	December 2001, Mr. Patterson served as the
	commercial real estate)	President and as a Trustee of Cabot Industrial Trust
	and Chairman of the	(a publicly-traded real estate investment trust). He
	Investment Committee	has also served as a Trustee of the Sea Education
	of Cabot Properties.	Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered investment
adviser involved in institutional real estate
investments). Prior to 1990, he served as Executive
Vice President of Cabot, Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts
Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.

February 28, 2014	II-75

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was a
	other research services)	Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
1997-2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of paper
	Officer of Boise	and packaging products). Until 2004, Mr. Stephens
	Cascade, LLC (a paper,	was a Director of Xcel Energy Incorporated (a public
	forest product and	utility company), Qwest Communications and
	timberland assets	Norske Canada, Inc. (a paper manufacturer). Until
	company).	2003, Mr. Stephens was a Director of Mail-Well, Inc.
(a diversified printing company). Prior to July 2001,
Mr. Stephens was Chairman of Mail-Well. Mr.
Stephens holds B.S. and M.S. degrees from the
University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, and Boston
	Member of Putnam	Chamber of Commerce. He is a member of the Chief
	Investments’ Board of	Executives Club of Boston, the National
	Directors. Prior to	Innovation Initiative, and the Council on
	joining Putnam	Competitiveness, and he is a former President of the
	Investments in 2008, Mr.	Commercial Club of Boston. Prior to 2008, he
	Reynolds was Vice	served as a Director of FMR Corporation, Fidelity
	Chairman and Chief	Investments Insurance Ltd., Fidelity Investments
	Operating Officer of	Canada Ltd., and Fidelity Management Trust
	Fidelity Investments	Company and as a Trustee of the Fidelity Family of
	from 2000 to 2007.	Funds. Mr. Reynolds received a B.S. in Business
Administration with a major in Finance from West
Virginia University.

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2013, there were 116 Putnam Funds.

February 28, 2014	II-76

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Mses. Baumann and Domotorffy and Mr. Ahamed, were most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. Ms. Domotorffy and Mr. Ahamed were elected to the Board of Trustees by the Independent Trustees effective September 13, 2012. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Ravi Akhoury -- Mr. Akhoury's experience as Chairman and Chief Executive Officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of three NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chair of the Mutual Fund Directors Forum.

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

February 28, 2014	II-77

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the board of a major NYSE health products company.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

John A. Hill -- Mr. Hill's experience as founder and chairman of an open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the United States.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as Chief Executive Officer of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and Chief Executive Officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens's extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’s extensive experience as a senior executive of one of the largest mutual fund organizations in the United States and his current role as President and Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer and Compliance Liaison, The Putnam Funds.
Executive Officer, and Compliance
Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal Financial		Putnam Management.
Officer

February 28, 2014	II-78

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments, Putnam
Vice President and Chief Legal		Management and Putnam Retail Management.
Officer

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management.

Michael J. Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President, Treasurer and Clerk		Senior Financial Analyst, Old Mutual Asset
Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Principal Accounting		Investments and Putnam Management.
Officer, and Assistant Treasurer

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services, Putnam
Vice President and Assistant		Management.
Treasurer

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Director of Proxy Voting and
Vice President, Director of Proxy		Corporate Governance, Assistant Clerk and
Voting and Corporate Governance,		Associate Treasurer, The Putnam Funds.
Assistant Clerk, and Associate
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 13 of the 14 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent

February 28, 2014	II-79

Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the NYSE. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Mses. Baumann and Domotorffy.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or

February 28, 2014	II-80

Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Ahamed, Akhoury, Patterson, Putnam and Stephens.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Patterson (Chairperson), Ahamed, Akhoury, Putnam and Stephens, Dr. Joskow and Ms. Baxter.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mses. Baumann (Chairperson) and Domotorffy and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Leibler, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Putnam (Chairperson), Ahamed, Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann. Investment Oversight Committee B currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Mses. Baxter and Domotorffy.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by

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Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Mses. Baumann and Domotorffy.

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. As described in “Charges and Expenses –Management Fees,” Putnam Management is currently providing services under the Management Contract on an interim basis. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management

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may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2014, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, any upward or downward adjustments to a fund’s base management fee, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the

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foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

As described above in “Charges and Expenses – Management Fees,” PIL is currently providing services (if so disclosed in the fund’s prospectus) under the sub-management contract on an interim basis.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, by PIL pursuant to a sub-advisory contract among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be,

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may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

As described above in “Charges and Expenses – Management Fees,” PAC is currently providing services (if so disclosed in the fund’s prospectus) under the sub-advisory contract on an interim basis.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

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• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

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Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on investment objectives or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate

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“soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

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Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. The fee paid to Putnam Investor Services with respect to assets attributable to class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares. Through at least June 30, 2014, investor servicing fees for each fund will not exceed an annual rate of 0.320% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial

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intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the headings “Distribution Plans – Additional Dealer Payments.”

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans - Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

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Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the NYSE, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

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The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through an employer-sponsored defined retirement plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase

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additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity,

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shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of employer-sponsored retirement plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state, that the class A shares are no longer subject to a CDSC and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

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Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to a same-fund exchange. In addition, for federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which a shareholder may hold shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment

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will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in Tax-exempt Securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

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REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

POLICY ON EXCESSIVE SHORT-TERM TRADING

As disclosed in the prospectus of each fund other than Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund, Putnam Money Market Liquidity Fund and Putnam Short Duration Income Fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Putnam Management’s Compliance Department currently uses multiple reporting tools in an attempt to detect short-term trading activity occurring in shareholder accounts. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions, as defined in the prospectus, above a specified dollar amount within a specified period of time. Generally, if an investor has been identified as having completed two “round trip” transactions with values of at least $25,000 within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. To the extent that short-term trading activity continues, additional measures may be taken. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam

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Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

For Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

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The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including Putnam Investor Services and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer and filing agent (McMunn Associates, Inc., Newsfile Corp.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on the Putnam Individual Investor website,

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www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

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A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

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Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

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Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

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AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS

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The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

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The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

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Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

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Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

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- the amount per employee under the plan is unlimited, or

- the plan’s performance criteria is undisclosed, or

- the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

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Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests

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of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

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Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

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Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Voting Director’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

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The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

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II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

• the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and

• applicable state law does not otherwise provide shareholders with the right to call special meetings.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

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► The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

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• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

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► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even

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without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

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Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

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China, India, Indonesia, Philippines, Taiwan and Thailand

► The funds will withhold votes from the entire board of directors if

• fewer than one-third of the directors are independent directors, or

• the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

• the board has not established a nominating committee composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission’s guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

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Germany

► For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members

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of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

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Hong Kong

► The funds will withhold votes from the entire board of directors if

• fewer than one-third of the directors are independent directors, or

• the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

• the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

► The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

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Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

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• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

• fewer than half of the directors are outside directors,

• the board has not established a nominating committee with at least half of the members being outside directors, or

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

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► The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

► The funds will withhold votes from the entire board of directors if

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• in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

• the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

• the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

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Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

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Singapore

► The funds will withhold votes from the entire board of directors if

• in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

• the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

• the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply

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the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

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United Kingdom

► The funds will withhold votes from the entire board of directors if

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• fewer than half of the directors are independent non-executive directors,

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• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another

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organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

► The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company’s remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

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Europe

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► The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

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Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

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Europe and Asia ex-Japan

► In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds’ standard dilution test.

France

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

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United Kingdom

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

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► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

China

► The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

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Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence

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standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

► The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

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France

► The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

New Zealand

► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand,, the funds have adopted guidelines specific to those jurisdictions.

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Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

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► The funds will vote for proposals to amend a company’s charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

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February 28, 2014	II-124

France

► The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

► The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

► The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

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As adopted January 24, 2014

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Proxy voting procedures of the Putnam funds

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February 28, 2014	II-125

The proxy voting procedures below explain the role of the funds’ Trustees, proxy voting service and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

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The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

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The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodian(s) to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees, assists in the coordination and voting of the funds’ proxies. The Proxy Voting Director will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy

February 28, 2014	II-126

voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management’s investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund’s proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company’s shareholders in advance of the company’s shareholder meeting, typically to explain and to provide the company’s perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

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Voting procedures for referral items

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As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company), the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with a senior staff member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

For referred proxy questions that involve investment considerations, the Proxy Voting Director will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each item referred to Putnam Management’s investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of such review. After receiving a referral item from the Proxy Voting Director, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management’s investment professionals (and the related Conflicts Report) in determining how to vote the funds’ proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating

February 28, 2014	II-127

Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

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Conflicts of interest

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Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009 and January 24, 2014.

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February 28, 2014	II-128

Appendix B

February 28, 2014	II-129

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Funds Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Absolute Return 100 Fund (the fund), a series of Putnam Funds Trust, including the fund’s portfolio, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from December 23, 2008 (commencement of operations) through October 31, 2009. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Absolute Return 100 Fund as of October 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 13, 2013

26 Absolute Return 100 Fund

The fund’s portfolio 10/31/13

CORPORATE BONDS AND NOTES (36.8%)*	Principal amount	Value

Basic materials (0.6%)
BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. FRN
notes 0.533s, 2014 (Australia)	$500,000	$500,426

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019	430,000	475,093

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	255,000	296,694

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)	245,000	320,899

		1,593,112
Capital goods (0.9%)
Caterpillar Financial Services Corp. sr. unsec. FRN notes
0.556s, 2013	650,000	650,272

Caterpillar Financial Services Corp. sr. unsec. FRN notes
0.538s, 2014	1,500,000	1,502,094

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	505,000	511,534

		2,663,900
Communication services (1.3%)
BellSouth Corp. sr. unsec. unsub. bonds 5.2s, 2014	500,000	520,098

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 7 3/8s, 2013	1,000,000	1,001,884

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2015	447,000	478,408

SBA Tower Trust 144A company guaranty mtge. notes
4.254s, 2015	625,000	636,392

Verizon Communications, Inc. sr. unsec. unsub. FRN notes
1.782s, 2016	1,000,000	1,030,145

		3,666,927
Consumer cyclicals (1.3%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	465,000	534,750

Ford Motor Credit Co., LLC company guaranty sr. unsec. notes
1.516s, 2016	1,000,000	1,013,638

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
5 3/4s, 2014	1,250,000	1,294,845

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	310,000	319,851

Volkswagen International Finance NV 144A company guaranty
sr. unsec. notes 1 5/8s, 2015 (Germany)	500,000	506,070

		3,669,154
Consumer staples (2.3%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. notes FRN 0.603s, 2014	700,000	701,511

Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 5 3/8s, 2014	914,000	960,230

ConAgra Foods, Inc. sr. unsec. notes 5 7/8s, 2014	500,000	511,739

ConAgra Foods, Inc. sr. unsec. unsub. notes 1.35s, 2015	1,000,000	1,008,642

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016	400,000	456,500

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015	320,000	320,683

Delhaize Group company guaranty sr. unsec. notes 4 1/8s,
2019 (Belgium)	416,000	433,118

Absolute Return 100 Fund	27

CORPORATE BONDS AND NOTES (36.8%)* cont.	Principal amount	Value

Consumer staples cont.
Diageo Capital PLC company guaranty sr. unsec. unsub. notes
7 3/8s, 2014 (United Kingdom)	$853,000	$864,452

Foster’s Finance Corp. 144A company guaranty sr. unsec. notes
4 7/8s, 2014	1,000,000	1,037,290

		6,294,165
Energy (0.9%)
Devon Energy Corp. sr. unsec. unsub. notes 5 5/8s, 2014	1,000,000	1,010,304

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)	1,210,000	1,240,367

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	25,000	30,820

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 0 5/8s, 2015 (Netherlands)	125,000	125,118

		2,406,609
Financials (25.4%)
ABN Amro Bank NV 144A sr. unsec. FRN notes 1.037s,
2016 (Netherlands)	2,000,000	1,999,970

Aflac, Inc. sr. unsec. notes 3.45s, 2015	1,000,000	1,048,873

American Express Credit Corp. sr. unsec. sub. FRN notes
1.356s, 2015	900,000	913,428

American International Group, Inc. sr. unsec. unsub. notes
4 1/4s, 2014	1,000,000	1,030,296

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	415,000	407,382

Banco Santander Chile 144A sr. unsec. notes FRN 2.133s,
2018 (Chile)	500,000	499,452

Bank of America NA unsec. sub. FRN notes Ser. BKNT,
0.534s, 2016	1,275,000	1,253,087

Bank of New York Mellon Corp. (The) sr. unsec. FRN notes
0.469s, 2015	1,700,000	1,701,258

Bank of Nova Scotia sr. unsec. unsub. FRN notes 0.654s,
2016 (Canada)	1,300,000	1,300,326

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. FRN notes
0.922s, 2014 (Japan)	250,000	250,410

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN
notes 0.712s, 2016 (Japan)	1,000,000	998,388

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	1,300,000	1,342,143

BB&T Corp. unsec. sub. notes 5.2s, 2015	1,000,000	1,085,156

BBVA US Senior SAU bank guaranty sr. unsec. unsub. notes
3 1/4s, 2014 (Spain)	1,000,000	1,010,562

Boston Properties, LP sr. unsec. unsub. notes 5 5/8s, 2015 R	720,000	769,473

Boston Properties, LP sr. unsec. unsub. notes 5s, 2015 R	500,000	532,830

BPCE SA sr. unsec. unsub. FRN notes Ser. MTN, 1.488s,
2016 (France)	1,000,000	1,014,495

Branch Banking & Trust Co. unsec. sub. FRN notes 0.574s, 2016	250,000	247,694

Capital One Financial Corp. sr. unsec. unsub. FRN notes
1.394s, 2014	1,955,000	1,964,507

Citigroup, Inc. sr. unsec. sub. FRN notes 0.528s, 2016	500,000	489,454

Citigroup, Inc. sr. unsec. unsub. FRN notes 0.546s, 2014	650,000	649,288

Colonial Realty LP sr. unsec. unsub. notes 6 1/4s, 2014	1,000,000	1,032,449

Credit Agricole SA/London 144A company guaranty sr. unsec.
unsub. notes 1.404s, 2016 (United Kingdom)	1,950,000	1,973,223

28 Absolute Return 100 Fund

CORPORATE BONDS AND NOTES (36.8%)* cont.	Principal amount	Value

Financials cont.
Danske Bank A/S 144A sr. unsec. unsub. FRN notes 1.294s,
2014 (Denmark)	$1,500,000	$1,504,547

Dexia Credit Local SA/New York 144A government guaranty
sr. unsec. unsub. notes 1 1/4s, 2016 (France)	2,000,000	2,001,950

ERP Operating LP sr. unsec. unsub. notes 5 1/4s, 2014 R	1,000,000	1,040,014

General Electric Capital Corp. sr. notes Ser. GMTN, 0.894s, 2016	500,000	502,696

General Electric Capital Corp. sr. unsec. unsub. FRN notes
Ser. MTN, 0.873s, 2014	500,000	501,458

Goldman Sachs Group, Inc. (The) sr. unsec. FRN notes
1.265s, 2014	1,000,000	1,001,930

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB bonds 8 1/8s, 2038	235,000	274,950

HCP, Inc. sr. unsec. notes 5.65s, 2013 R	500,000	502,834

HCP, Inc. sr. unsec. unsub. notes 2.7s, 2014 R	1,000,000	1,005,266

Health Care REIT, Inc. sr. unsec. notes 6s, 2013 R	1,000,000	1,001,437

Hospitality Properties Trust sr. unsec. notes 7 7/8s, 2014 R	800,000	817,900

HSBC Finance Corp. sr. unsec. unsub. FRN notes 0.69s, 2016	1,000,000	997,234

ING Bank NV 144A bonds 2 1/2s, 2016 (Netherlands)	129,000	133,322

ING Bank NV 144A sr. unsec. notes 2 3/8s, 2014 (Netherlands)	420,000	423,902

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	620,000	655,700

JPMorgan Chase Bank, NA unsec. sub. FRN notes 0.584s, 2016	1,000,000	989,953

KeyBank NA/Cleveland, OH company guaranty sr. unsec. notes
Ser. MTN, 5.45s, 2016	1,115,000	1,220,310

Kimco Realty Corp. sr. unsec. notes Ser. MTN, 4.904s, 2015 R	900,000	943,637

Kimco Realty Corp. sr. unsec. unsub. notes 4.82s, 2014 R	450,000	460,644

Lloyds Bank PLC 144A bank guaranty sr. unsec. notes 4 3/8s,
2015 (United Kingdom)	1,000,000	1,039,113

Macquarie Group, Ltd. 144A bonds 7.3s, 2014 (Australia)	700,000	732,105

Metropolitan Life Global Funding I 144A notes 3s, 2023	790,000	761,403

Metropolitan Life Global Funding I 144A unsec. FRN notes
0.656s, 2013	500,000	500,033

Mizuho Financial Group Cayman, Ltd. 144A unsec. sub. notes
5.79s, 2014 (Japan)	1,000,000	1,019,360

Monumental Global Funding, Ltd. 144A sr. unsub. notes
5 1/4s, 2014	550,000	555,132

National Australia Bank, Ltd./New York sr. unsec. notes 1.6s,
2015 (Australia)	750,000	764,306

Nationwide Building Society 144A sr. unsec. sub. notes 5 1/4s,
2014 (United Kingdom)	1,500,000	1,513,155

New York Life Global Funding 144A notes 3s, 2015	930,000	963,968

Nordea Bank AB 144A sr. unsec. notes 0.725s, 2016 (Sweden)	1,525,000	1,528,098

PNC Funding Corp. sr. unsec. notes 3s, 2014	1,500,000	1,521,576

Principal Life Global Funding II 144A notes 1s, 2015	260,000	260,814

Prudential Covered Trust 2012-1 144A company guaranty mtge.
notes 2.997s, 2015	1,440,750	1,490,761

Regency Centers LP company guaranty sr. unsec. unsub. notes
4.95s, 2014	1,250,000	1,273,077

Regions Financial Corp. sr. unsec. unsub. notes 7 3/4s, 2014	513,000	546,986

Royal Bank of Canada sr. unsec. unsub. FRN notes Ser. GMTN,
0.714s, 2016 (Canada)	1,000,000	1,003,119

Absolute Return 100 Fund 29

CORPORATE BONDS AND NOTES (36.8%)* cont.	Principal amount	Value

Financials cont.
Royal Bank of Scotland PLC (The) sr. unsec. sub. notes 4.7s,
2018 (United Kingdom)	$1,535,000	$1,574,885

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015 R	700,000	749,496

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R	770,000	797,253

Societe Generale SA 144A sr. unsec. notes 2 1/2s, 2014 (France)	1,000,000	1,003,061

Standard Chartered PLC 144A sr. unsec. unsub. notes 5 1/2s,
2014 (United Kingdom)	1,400,000	1,463,294

Sumitomo Mitsui Banking Corp. 144A sr. unsec. FRN notes
1.191s, 2014 (Japan)	1,000,000	1,005,219

Svenska Handelsbanken AB sr. unsec. FRN notes 0.7s,
2016 (Sweden)	1,000,000	1,001,682

UBS AG/Stamford, CT sr. notes 7 3/8s, 2015	775,000	852,702

UBS AG/Stamford, CT sr. unsec. notes 2 1/4s, 2014	582,000	584,609

UDR, Inc. company guaranty sr. unsec. unsub. notes
5 1/4s, 2015 R	500,000	525,288

UDR, Inc. sr. unsec. unsub. notes 5.13s, 2014 R	535,000	539,536

US Bank NA unsec. sub. notes 4.8s, 2015	1,450,000	1,534,913

Ventas Realty LP/Ventas Capital Corp. company guaranty
sr. unsec. unsub. notes 3 1/8s, 2015 R	400,000	417,389

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)	200,000	212,500

Wachovia Bank NA sr. unsec. sub. FRN notes Ser. BKNT,
0.646s, 2014	1,250,000	1,252,355

WEA Finance, LLC/WT Finance Aust. Pty. Ltd. 144A company
guaranty sr. unsec. notes 5 3/4s, 2015	1,000,000	1,085,690

Westpac Banking Corp. 144A sr. unsec. FRN notes 0.978s,
2014 (Australia)	400,000	401,310

		69,968,016
Health care (0.5%)
Mylan, Inc./PA 144A sr. unsec. FRN notes 1.8s, 2016	1,000,000	1,010,928

Zoetis, Inc. sr. unsec. notes 1.15s, 2016	265,000	266,663

		1,277,591
Technology (0.4%)
Western Union Co. (The) sr. unsec. unsub. FRN notes
1.262s, 2015	1,000,000	1,003,915

		1,003,915
Transportation (0.6%)
Burlington Northern Santa Fe, LLC sr. unsec. notes 7s, 2014	1,000,000	1,015,445

Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2019	114,447	122,459

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017	94,780	100,585

Federal Express Corp. 2012 Pass Through Trust 144A notes
2 5/8s, 2018	495,570	500,624

		1,739,113
Utilities and power (2.6%)
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	240,000	250,087

Dayton Power & Light Co. (The) 144A sr. mortgage bonds
1 7/8s, 2016	1,500,000	1,510,801

DTE Energy Co. sr. unsec. unsub. notes 7 5/8s, 2014	700,000	725,738

Duke Energy Carolinas, LLC sr. unsec. unsub. notes 6.3s, 2014	400,000	405,675

30 Absolute Return 100 Fund

CORPORATE BONDS AND NOTES (36.8%)* cont.	Principal amount	Value

Utilities and power cont.
Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)	$260,000	$254,475

Kinder Morgan Energy Partners LP sr. unsec. unsub.
notes 5s, 2013	1,500,000	1,507,622

Potomac Edison Co. (The) sr. unsub. notes 5 1/8s, 2015	750,000	800,278

Progress Energy, Inc. sr. notes 6.05s, 2014	1,000,000	1,019,598

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019	654,000	840,386

		7,314,660

Total corporate bonds and notes (cost $101,023,215)		$101,597,162

MORTGAGE-BACKED SECURITIES (27.9%)*	Principal amount	Value

Agency collateralized mortgage obligations (12.1%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.782s, 2035	$39,037	$58,467
Ser. 2430, Class UD, 6s, 2017	63,593	67,492
IFB Ser. 4240, Class SA, IO, 5.826s, 2043	2,023,100	437,273
IFB Ser. 311, Class S1, IO, 5.776s, 2043	9,584,592	2,145,511
IFB Ser. 314, Class AS, IO, 5.716s, 2043	7,786,859	1,727,992
Ser. 3724, Class CM, 5 1/2s, 2037	141,327	154,455
Ser. 2533, Class HB, 5 1/2s, 2017	127,826	134,523
Ser. 3331, Class NV, 5s, 2029	264,000	279,337
Ser. 2513, Class DB, 5s, 2017	71,540	75,850
Ser. 3539, Class PM, 4 1/2s, 2037	126,614	131,723
Ser. 3730, Class PL, 4 1/2s, 2033	60,662	61,080
Ser. 3697, Class BM, 4 1/2s, 2031	63,885	64,959
Ser. 2931, Class AM, 4 1/2s, 2019	37,218	37,968
Ser. 3891, Class UK, 3 1/2s, 2041	294,346	304,030
Ser. 3805, Class AK, 3 1/2s, 2024	164,422	170,052
Ser. 3876, Class CA, 2 3/4s, 2026	181,082	185,158
Ser. 3683, Class JH, 2 1/2s, 2023	82,650	83,527
Ser. 3609, Class LK, 2s, 2024	948,097	961,058
Ser. T-8, Class A9, IO, 0.468s, 2028	172,698	1,835
Ser. T-59, Class 1AX, IO, 0.274s, 2043	399,509	4,963
Ser. T-48, Class A2, IO, 0.212s, 2033	590,518	5,813
Ser. 3835, Class FO, PO, zero %, 2041	3,083,683	2,580,549
FRB Ser. T-54, Class 2A, IO, zero %, 2043	239,825	37

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.919s, 2031	230,950	300,947
IFB Ser. 05-75, Class GS, 19.739s, 2035	337,711	455,249
IFB Ser. 11-4, Class CS, 12.56s, 2040	456,062	541,918
Ser. 06-10, Class GC, 6s, 2034	1,467,249	1,511,266
IFB Ser. 13-101, Class AS, IO, 5.78s, 2043	2,204,177	514,697
IFB Ser. 13-92, Class SA, IO, 5.78s, 2043	4,555,595	1,075,622
IFB Ser. 13-103, Class SK, IO, 5 3/4s, 2043	4,696,964	1,106,826
IFB Ser. 13-102, Class SH, IO, 5.73s, 2043	4,433,908	997,629
Ser. 06-124, Class A, 5 5/8s, 2036	93,496	97,375
Ser. 05-68, Class PC, 5 1/2s, 2035	116,173	125,061

Absolute Return 100 Fund	31

MORTGAGE-BACKED SECURITIES (27.9%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 09-86, Class PC, 5s, 2037	$1,904,011	$1,940,901
Ser. 02-65, Class HC, 5s, 2017	48,830	51,321
Ser. 09-100, Class PA, 4 1/2s, 2039	59,247	61,062
Ser. 11-60, Class PA, 4s, 2039	111,112	116,727
Ser. 03-43, Class YA, 4s, 2033	691,064	712,049
Ser. 11-89, Class VA, 4s, 2023	910,352	932,578
Ser. 11-111, Class VA, 4s, 2023	391,479	398,827
Ser. 11-111, Class VC, 4s, 2023	290,992	293,685
Ser. 04-2, Class QL, 4s, 2019	333,001	349,701
Ser. 418, Class C15, IO, 3 1/2s, 2043	2,669,000	575,563
Ser. 10-155, Class A, 3 1/2s, 2025	77,576	79,092
Ser. 10-81, Class AP, 2 1/2s, 2040	336,979	339,876
Ser. 03-W10, Class 1, IO, 1.147s, 2043	83,244	2,712
Ser. 98-W5, Class X, IO, 0.865s, 2028	323,183	14,543
Ser. 98-W2, Class X, IO, 0.436s, 2028	1,117,433	64,951
Ser. 03-W1, Class 2A, IO, zero %, 2042	503,623	39

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.751s, 2041	1,254,587	1,945,087
IFB Ser. 10-158, Class SD, 14.483s, 2040	377,000	462,511
IFB Ser. 11-70, Class WS, 9.355s, 2040	1,272,000	1,263,007
IFB Ser. 11-72, Class SE, 7.174s, 2041	2,689,000	2,682,896
IFB Ser. 11-56, Class MI, IO, 6.278s, 2041	1,573,494	352,856
IFB Ser. 12-34, Class SA, IO, 5.878s, 2042	2,084,790	454,609
Ser. 09-79, Class MB, 5s, 2034	142,821	143,893
Ser. 10-162, Class PQ, 4 1/2s, 2039	119,313	127,346
Ser. 09-32, Class AB, 4s, 2039	83,583	87,409
Ser. 08-31, Class PN, 4s, 2036	31,546	31,951
Ser. 08-38, Class PS, 3 1/2s, 2037	69,674	70,935
Ser. 09-93, Class EJ, 3 1/2s, 2035	39,661	40,021
Ser. 13-23, Class IK, IO, 3s, 2037	17,056,266	2,957,386
Ser. 10-151, Class KO, PO, zero %, 2037	398,070	344,912

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.809s, 2027	86,313	647
Ser. 98-3, IO, 0.14s, 2027	51,802	761
Ser. 98-2, IO, 0.011s, 2027	44,110	317
Ser. 98-4, IO, zero %, 2026	67,426	1,659

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3,
IO, 5.995s, 2045	235,060	41,135

		33,343,207
Commercial mortgage-backed securities (13.9%)
Banc of America Commercial Mortgage Trust
Ser. 07-2, Class A2, 5.633s, 2049	87,572	88,448
Ser. 04-3, Class D, 5.61s, 2039	626,000	640,204
FRB Ser. 07-3, Class A2, 5.559s, 2049	495,165	496,865
Ser. 06-5, Class A2, 5.317s, 2047	1,095,018	1,100,757
Ser. 06-6, Class A2, 5.309s, 2045	350,318	352,221
Ser. 04-4, Class D, 5.073s, 2042	200,000	205,250
Ser. 07-1, Class XW, IO, 0.323s, 2049	1,118,902	8,809

32 Absolute Return 100 Fund

MORTGAGE-BACKED SECURITIES (27.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.823s, 2042	$1,167,532	$4,665
Ser. 02-PB2, Class XC, IO, 0.403s, 2035	1,297,442	13

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 05-PWR9, Class AJ, 4.985s, 2042	365,000	374,162

Bear Stearns Commercial Mortgage Securities, Inc. 144A FRB
Ser. 06-PW11, Class B, 5.443s, 2039	326,000	325,315

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class D, 4.878s, 2045	1,309,000	1,206,244

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	613,000	644,324
FRB Ser. 04-LB3A, Class E, 5.361s, 2037	1,000,000	1,011,000
Ser. 05-C6, Class AJ, 5.209s, 2044	1,110,000	1,161,269
Ser. 12-CR1, Class AM, 3.912s, 2045	301,000	306,820

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.761s, 2039	754,219	755,563

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037	683,671	682,919
Ser. 02-CP5, Class E, 5.339s, 2035	727,595	729,370
Ser. 03-CPN1, Class E, 4.891s, 2035	462,000	462,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	447,694	492,463
Ser. 03-C3, Class AX, IO, 1.322s, 2038	1,184,489	12

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049	2,230,489	2,233,974

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	468,000	472,680

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3,
5.481s, 2049	973,000	1,028,359

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class F, 5.088s, 2038	894,000	902,940
Ser. 05-C3, Class XC, IO, 0.16s, 2045	59,086,996	164,854

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3,
Class AJ, 4.915s, 2041	410,000	419,416

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class B, 4.894s, 2042	1,046,000	1,073,928

GS Mortgage Securities Trust
Ser. 06-GG6, Class A2, 5.506s, 2038	135,087	136,775
Ser. 05-GG4, Class B, 4.841s, 2039	540,000	523,908
FRB Ser. 12-GCJ9, Class XA, IO, 2.393s, 2045	2,866,778	388,950

GS Mortgage Securities Trust 144A
FRB Ser. GC10, Class D, 4.415s, 2046	628,000	553,017
Ser. 11-GC5, Class XA, IO, 1.73s, 2044	5,174,704	384,262

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6 1/8s, 2051	359,345	388,291
FRB Ser. 07-CB20, Class AJ, 6.072s, 2051	299,500	305,969
FRB Ser. 04-CB9, Class B, 5.647s, 2041	372,000	381,858
FRB Ser. 05-CD11, Class C, 5.47s, 2037	500,000	520,531
Ser. 02-C3, Class D, 5.314s, 2035	101,254	101,381
Ser. 04-CB8, Class B, 4 1/2s, 2039	943,000	952,524

Absolute Return 100 Fund	33

MORTGAGE-BACKED SECURITIES (27.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C10, Class D, 4.161s, 2047	$313,000	$266,833
IO, 1.998s, 2045	9,837,429	1,111,629

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class E, 5.541s, 2046	260,000	268,996
FRB Ser. 12_LC9, Class D, 4.427s, 2047	326,000	307,230

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452s, 2039	350,000	374,443
Ser. 06-C7, Class A2, 5.3s, 2038	408,285	425,286
FRB Ser. 04-C6, Class D, 5.147s, 2036	499,000	507,912
Ser. 07-C2, Class XW, IO, 0.538s, 2040	923,006	16,481

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.852s, 2050	1,229,000	1,258,902
FRB Ser. 07-C1, Class A2, 5.748s, 2050	65,273	65,750
Ser. 04-KEY2, Class D, 5.046s, 2039	416,000	416,458

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO,
0.59s, 2043	50,106,885	384,771

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB
Ser. 06-4, Class A2FL, 0.294s, 2049	191,944	191,704

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A
Ser. 06-4, Class XC, IO, 0.196s, 2049	60,892,179	706,349

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.647s, 2042	413,000	443,521
Ser. 07-IQ14, Class A2, 5.61s, 2049	254,757	256,838
FRB Ser. 07-HQ12, Class A2, 5.579s, 2049	192,805	193,383

Morgan Stanley Capital I Trust 144A FRB Ser. 04-HQ3, Class K ,
5.738s, 2041	341,000	350,378

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.246s, 2043	565,964	577,074

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049	300,000	305,430
Ser. 12-C4, Class XA, IO, 1.884s, 2045	3,619,978	420,964
Ser. 12-C2, Class XA, IO, 1.8s, 2063	5,550,953	516,355

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C24, Class AJ, 5.658s, 2045	658,000	634,509
Ser. 05-C17, Class D, 5.396s, 2042	580,000	571,242
Ser. 06-C29, Class AM, 5.339s, 2048	570,000	630,019
FRB Ser. 05-C20, Class B, 5.242s, 2042	1,020,000	1,050,324
Ser. 06-C29, IO, 0.393s, 2048	36,093,198	424,817

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class F, 5.194s, 2035	1,032,000	1,039,121
Ser. 07-C31, IO, 0.223s, 2047	87,596,117	561,163

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class D, 5.248s, 2044	945,000	949,999
FRB Ser. 11-C4, Class E, 5.248s, 2044	535,000	520,636

34 Absolute Return 100 Fund

MORTGAGE-BACKED SECURITIES (27.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C10, Class D, 4.46s, 2045	$304,000	$272,056
FRB Ser. 13-C11, Class D, 4.184s, 2045	295,000	245,956

		38,248,839
Residential mortgage-backed securities (non-agency) (1.9%)
Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	253,070	138,201
Ser. 12-RR10, Class 8A2, 4s, 2036	532,094	526,666

Barclays Capital, LLC Trust 144A
FRB Ser. 13-RR2, Class 3A2, 8.082s, 2036	590,000	545,750
Ser. 09-RR7, Class 2A7, IO, 1.572s, 2047	7,139,439	223,464

Countrywide Asset Backed Certificates FRB Ser. 05-AB1,
Class A3, 0.77s, 2035	137,081	128,513

Mortgageit Trust FRB, Step Ser. 05-1, Class 1M1, 0.65s, 2035	1,072,510	933,167

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.218s, 2046	1,035,965	880,570
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034	704,999	634,499
FRB Ser. 05-AR17, Class A1B2, 0.58s, 2045	1,682,904	1,447,286

		5,458,116
Total mortgage-backed securities (cost $75,198,160)		$77,050,162

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (2.1%)*	Principal amount	Value

U.S. Government Agency Mortgage Obligations (2.1%)
Federal Home Loan Mortgage Corporation 4 1/2s, October 1, 2018	$49,976	$52,492

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, September 1, 2017	345,229	368,119
4 1/2s, August 1, 2018	41,918	44,302

Federal National Mortgage Association Pass-Through Certificates
6s, with due dates from September 1, 2018 to September 1, 2019	146,413	156,245
4s, TBA, December 1, 2043	1,000,000	1,050,664
4s, TBA, November 1, 2043	2,000,000	2,107,188
3 1/2s, May 1, 2043	985,102	1,004,112
3s, TBA, November 1, 2043	1,000,000	987,031

		5,770,153

Total U.S. government and agency mortgage obligations (cost $5,782,511)		$5,770,153

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020	$58,000	$58,280

Total U.S. treasury obligations (cost $57,964)		$58,280

MUNICIPAL BONDS AND NOTES (1.2%)*	Principal amount	Value

Union Cnty., AZ Indl. Dev. VRDN (Del-Tin Fiber LLC),
0.32s, 10/1/27	$1,700,000	$1,700,000

WI Hsg. & Econ. Dev. Auth. VRDN, Ser. D, 0.46s, 3/1/38	1,500,000	1,500,000

Total municipal bonds and notes (cost $3,200,000)		$3,200,000

Absolute Return 100 Fund	35

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.7%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		$1,340,000	$1,269,650

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)		200,000	213,500

Korea Development Bank sr. unsec. unsub. notes 4s, 2016
(South Korea)		300,000	319,720

Total foreign government and agency bonds and notes (cost $1,819,660)			$1,802,870

PURCHASED SWAP OPTIONS OUTSTANDING (—%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International
2.88/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.88	$6,664,000	$115,154

(3.08)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/3.08	6,664,000	67

Total purchased swap options outstanding (cost $115,287)			$115,221

SHORT-TERM INVESTMENTS (32.7%)*	Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.07% L		22,194,293	$22,194,293

Putnam Short Term Investment Fund 0.07% L		41,272,712	41,272,712

SSgA Prime Money Market Fund 0.02% P		30,000	30,000

Interest in $45,000,000 joint tri-party repurchase agreement dated 10/31/13 with BNP Paribas Securities Corp. due
11/1/13 — maturity value of $1,500,007 for an effective yield of 0.16% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.7002% to 7.75% and due
dates ranging from 5/1/14 to 9/30/43, valued at $47,250,001)		$1,500,000	1,500,000

AXA Financial, Inc. commercial paper with a yield of 0.807%,
August 6, 2014		1,000,000	995,932

British Telecommunications PLC commercial paper with a yield
of 0.740%, March 10, 2014		1,000,000	998,708

Canadian Imperial Bank of Commerce/New York,
NY certificates of deposit FRN 0.538%, November 26, 2014		1,000,000	1,001,951

CAFCO asset-backed commercial paper with a yield of 0.695%,
February 26, 2014		600,000	599,546

CBS Corp. commercial paper with a yield of 0.280%,
November 4, 2013		1,350,000	1,349,969

CHARTA, LLC asset-backed commercial paper with a yield
of 0.411%, November 20, 2013		1,000,000	999,784

CHARTA, LLC asset-backed commercial paper with a yield
of 0.807%, December 3, 2013		500,000	499,644

CIESCO, LP asset-backed commercial paper with a yield
of 0.431%, December 23, 2013		1,000,000	999,379

Commonwealth Bank of Australia certificates of deposit FRN
1.494%, January 17, 2014		650,000	652,046

CRC Funding, LLC asset-backed commercial paper with a yield
of 0.502%, August 1, 2014		1,000,000	996,540

CRC Funding, LLC asset-backed commercial paper with a yield
of 0.695%, February 28, 2014		300,000	299,676

36 Absolute Return 100 Fund

SHORT-TERM INVESTMENTS (32.7%)* cont.	Principal amount/shares	Value

Entergy Corp. commercial paper with a yield of 0.751%,
December 13, 2013	$378,000	$377,669

Molson Coors Brewing Co. commercial paper with a yield
of 0.420%, November 27, 2013	1,500,000	1,499,545

NiSource Finance Corp. commercial paper with a yield
of 0.700%, November 26, 2013	1,500,000	1,499,271

SCANA Corp. commercial paper with a yield of 0.380%,
November 7, 2013	1,500,000	1,499,905

Stanley Black & Decker, Inc. commercial paper with a yield
of 0.320%, November 20, 2013	1,372,000	1,371,768

Svenska Handelsbanken/New York, NY commercial paper with
a yield of 1.044%, July 17, 2014	850,000	850,783

Textron, Inc. commercial paper with a yield of 0.700%,
November 22, 2013	1,000,000	999,592

UBS AG/Stamford, CT commercial paper with a yield
of 0.520%, February 26, 2014	500,000	500,561

Whirlpool Corp. commercial paper with a yield of 0.681%,
December 12, 2013	1,500,000	1,498,838

Wyndham Worldwide Corp. commercial paper with a yield
of 0.750%, November 6, 2013	1,000,000	999,896

U.S. Treasury Bills with an effective yield of 0.115%,
August 21, 2014 # Δ §	3,212,000	3,209,903

U.S. Treasury Bills with an effective yield of 0.113%,
July 24, 2014 # Δ §	100,000	99,945

U.S. Treasury Bills with an effective yield of 0.122%,
May 29, 2014 # Δ §	427,000	426,832

U.S. Treasury Bills with an effective yield of 0.114%,
April 3, 2014 # §	630,000	629,845

U.S. Treasury Bills with an effective yield of 0.130%,
January 9, 2014	17,000	16,999

U.S. Treasury Bills with an effective yield of 0.123%,
December 12, 2013	175,000	174,976

Total short-term investments (cost $90,037,563)		$90,046,508

TOTAL INVESTMENTS

Total investments (cost $277,234,360)		$279,640,356

Key to holding’s currency abbreviations

GBP British Pound

Key to holding’s abbreviations

BKNT Bank Note

bp Basis Points

FRB Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

FRN Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

GMTN Global Medium Term Notes

IFB Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO Interest Only

MTN Medium Term Notes

OJSC Open Joint Stock Company

Absolute Return 100 Fund	37

PO Principal Only

TBA To Be Announced Commitments

VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $275,758,376.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $10,532,619 to cover certain derivatives contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $199,371)
					Unrealized
	Contract	Delivery		Aggregate	appreciation/
Counterparty Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.
British Pound	Buy	12/18/13	$8,335	$8,338	$(3)

British Pound	Sell	12/18/13	8,335	8,416	81

Credit Suisse International
British Pound	Sell	12/18/13	83,349	80,851	(2,498)

Deutsche Bank AG
British Pound	Sell	12/18/13	2,886	2,523	(363)

Goldman Sachs International
British Pound	Buy	12/18/13	1,443	1,457	(14)

British Pound	Sell	12/18/13	1,443	1,399	(44)

State Street Bank and Trust Co.
British Pound	Sell	12/18/13	99,378	96,387	(2,991)

Total					$(5,832)

38 Absolute Return 100 Fund

FUTURES CONTRACTS OUTSTANDING at 10/31/13
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.K. Gilt 10 yr (Short)	2	$356,788	Dec-13	$(5,553)

U.S. Treasury Note 5 yr (Short)	2	243,375	Dec-13	(2,144)

U.S. Treasury Note 10 yr (Short)	5	636,797	Dec-13	(3,326)

Total				$(11,023)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/13 (premiums $115,281)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International
2.98/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	$4,709,300	$330

(2.98)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	4,709,300	123,195

Total			$123,525

TBA SALE COMMITMENTS OUTSTANDING at 10/31/13 (proceeds receivable $1,054,473)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s,
November 1, 2043	$1,000,000	11/13/13	$1,053,594

Total			$1,053,594

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13
		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
GBP	412,000	$—	8/15/31	3.6%	6 month GBP-	$(50,522)
					LIBOR-BBA

Goldman Sachs International
GBP	412,000	—	9/23/31	6 month GBP-	3.1175%	2,095
				LIBOR-BBA

Total		$—				$(48,427)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$127,000	$(8)	9/25/23	3 month USD-	2.92%	$3,257
			LIBOR-BBA

78,513,400 E	104,844	12/18/15	3 month USD-	0.75%	(345,823)
			LIBOR-BBA

32,526,300 E	(39,556)	12/18/18	3 month USD-	2.05%	(883,289)
			LIBOR-BBA

Absolute Return 100 Fund 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.
	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$1,043,800 E	$(16,551)	12/18/43	3 month USD-	3.85%	$31,746
			LIBOR-BBA

26,017,700 E	61,120	12/18/23	3 month USD-	3.15%	(922,348)
			LIBOR-BBA

Total	$109,849				$(2,116,457)

E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA	BBB–/P	$2,939	$43,000	5/11/63	300 bp	$475
BBB Index

CMBX NA	BBB–/P	5,604	93,000	5/11/63	300 bp	274
BBB Index

CMBX NA	BBB–/P	11,483	186,000	5/11/63	300 bp	822
BBB Index

CMBX NA	BBB–/P	10,944	192,000	5/11/63	300 bp	(61)
BBB Index

Barclays Bank PLC
CMBX NA	BBB–/P	16,962	153,000	5/11/63	300 bp	8,192
BBB Index

Credit Suisse International
CMBX NA	BBB–/P	646	22,000	5/11/63	300 bp	(615)
BBB Index

CMBX NA	BBB–/P	1,435	75,000	5/11/63	300 bp	(2,864)
BBB Index

CMBX NA	BBB–/P	9,289	76,000	5/11/63	300 bp	4,933
BBB Index

CMBX NA	BBB–/P	7,372	76,000	5/11/63	300 bp	3,016
BBB Index

CMBX NA	BBB–/P	706	91,000	5/11/63	300 bp	(4,510)
BBB Index

CMBX NA	BBB–/P	9,711	122,000	5/11/63	300 bp	2,718
BBB Index

CMBX NA	BBB–/P	2,625	149,000	5/11/63	300 bp	(5,915)
BBB Index

CMBX NA	BBB–/P	4,534	149,000	5/11/63	300 bp	(4,006)
BBB Index

CMBX NA	BBB–/P	17,174	152,000	5/11/63	300 bp	8,462
BBB Index

CMBX NA	BBB–/P	10,131	154,000	5/11/63	300 bp	1,304
BBB Index

40 Absolute Return 100 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13 cont.
		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA	BBB–/P	$11,924	$154,000	5/11/63	300 bp	$3,097
BBB Index

CMBX NA	BBB–/P	12,288	154,000	5/11/63	300 bp	3,462
BBB Index

CMBX NA	BBB–/P	2,520	164,000	5/11/63	300 bp	(6,880)
BBB Index

CMBX NA	BBB–/P	2,113	182,000	5/11/63	300 bp	(8,319)
BBB Index

CMBX NA	BBB–/P	13,549	186,000	5/11/63	300 bp	2,888
BBB Index

CMBX NA	BBB–/P	20,309	265,000	5/11/63	300 bp	5,120
BBB Index

CMBX NA	BBB–/P	12,187	297,000	5/11/63	300 bp	(4,835)
BBB Index

CMBX NA	BBB–/P	333	3,000	5/11/63	300 bp	161
BBB Index

CMBX NA	BBB–/P	3,741	48,000	5/11/63	300 bp	990
BBB Index

CMBX NA	BBB–/P	6,526	75,000	5/11/63	300 bp	2,227
BBB Index

CMBX NA	BBB–/P	6,476	75,000	5/11/63	300 bp	2,178
BBB Index

CMBX NA	BBB–/P	7,559	78,000	5/11/63	300 bp	3,088
BBB Index

CMBX NA	BBB–/P	24,615	231,000	5/11/63	300 bp	11,375
BBB Index

CMBX NA	BBB–/P	32,106	304,000	5/11/63	300 bp	14,681
BBB Index

Total		$267,801				$41,458

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Absolute Return 100 Fund	41

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$101,597,162	$—

Foreign government and agency bonds and notes	—	1,802,870	—

Mortgage-backed securities	—	77,050,162	—

Municipal bonds and notes	—	3,200,000	—

Purchased swap options outstanding	—	115,221	—

U.S. government and agency mortgage obligations	—	5,770,153	—

U.S. treasury obligations	—	58,280	—

Short-term investments	63,497,005	26,549,503	—

Totals by level	$63,497,005	$216,143,351	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(5,832)	$—

Futures contracts	(11,023)	—	—

Written swap options outstanding	—	(123,525)	—

TBA sale commitments	—	(1,053,594)	—

Interest rate swap contracts	—	(2,274,733)	—

Credit default contracts	—	(226,343)	—

Totals by level	$(11,023)	$(3,684,027)	$—

The accompanying notes are an integral part of these financial statements.

42 Absolute Return 100 Fund

Statement of assets and liabilities 10/31/13

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $213,767,355)	$216,173,351
Affiliated issuers (identified cost $63,467,005) (Notes 1 and 5)	63,467,005

Cash	55,126

Foreign currency (cost $53) (Note 1)	55

Interest and other receivables	1,467,933

Receivable for shares of the fund sold	746,054

Receivable for investments sold	1,224,325

Receivable for investor servicing fees (Note 2)	117

Receivable for sales of delayed delivery securities (Note 1)	1,055,806

Receivable for custodian fees (Note 2)	13

Receivable for variation margin (Note 1)	67,156

Unrealized appreciation on forward currency contracts (Note 1)	81

Unrealized appreciation on OTC swap contracts (Note 1)	81,558

Total assets	284,338,580

LIABILITIES

Payable for investments purchased	2,253,616

Payable for purchases of delayed delivery securities (Note 1)	4,118,372

Payable for shares of the fund repurchased	467,446

Payable for compensation of Manager (Note 2)	30,757

Payable for Trustee compensation and expenses (Note 2)	29,147

Payable for distribution fees (Note 2)	62,550

Payable for variation margin (Note 1)	27,486

Unrealized depreciation on OTC swap contracts (Note 1)	88,527

Premium received on OTC swap contracts (Note 1)	267,801

Unrealized depreciation on forward currency contracts (Note 1)	5,913

Written options outstanding, at value (premiums $115,281) (Notes 1 and 3)	123,525

TBA sale commitments, at value (proceeds receivable $1,054,473) (Note 1)	1,053,594

Collateral on certain derivative contracts, at value (Note 1)	30,000

Other accrued expenses	21,470

Total liabilities	8,580,204

Net assets	$275,758,376

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$281,128,969

Undistributed net investment income (Note 1)	2,989,981

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(8,619,889)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	259,315

Total — Representing net assets applicable to capital shares outstanding	$275,758,376

(Continued on next page)

Absolute Return 100 Fund 43

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($160,057,078 divided by 15,601,021 shares)	$10.26

Offering price per class A share (100/99.00 of $10.26)*	$10.36

Net asset value and offering price per class B share ($3,079,653 divided by 301,547 shares)**	$10.21

Net asset value and offering price per class C share ($30,621,030 divided by 3,018,144 shares)**	$10.15

Net asset value and redemption price per class M share ($2,609,119 divided by 254,901 shares)	$10.24

Offering price per class M share (100/99.25 of $10.24)*	$10.32

Net asset value, offering price and redemption price per class R share
($310,501 divided by 30,471 shares)	$10.19

Net asset value, offering price and redemption price per class R5 share
($10,290 divided by 997 shares)	$10.32

Net asset value, offering price and redemption price per class R6 share
($509,013 divided by 49,301 shares)	$10.32

Net asset value, offering price and redemption price per class Y share
($78,561,692 divided by 7,625,478 shares)	$10.30

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

44 Absolute Return 100 Fund

Statement of operations Year ended 10/31/13

INVESTMENT INCOME

Interest (net of foreign tax of $435) (including interest income of $35,741 from investments
in affiliated issuers) (Note 5)	$5,627,203

Total investment income	5,627,203

EXPENSES

Compensation of Manager (Note 2)	1,094,486

Investor servicing fees (Note 2)	117,826

Custodian fees (Note 2)	7,612

Trustee compensation and expenses (Note 2)	9,755

Distribution fees (Note 2)	749,552

Administrative services (Note 2)	3,681

Other	56,781

Fees waived and reimbursed by Manager (Note 2)	(266,884)

Total expenses	1,772,809

Expense reduction (Note 2)	(445)

Net expenses	1,772,364

Net investment income	3,854,839

Net realized gain on investments (Notes 1 and 3)	1,304,682

Net realized gain on swap contracts (Note 1)	3,124,996

Net realized gain on futures contracts (Note 1)	109,148

Net realized gain on foreign currency transactions (Note 1)	1,515

Net realized gain on written options (Notes 1 and 3)	258,575

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	6,859

Net unrealized depreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	(4,255,220)

Net gain on investments	550,555

Net increase in net assets resulting from operations	$4,405,394

The accompanying notes are an integral part of these financial statements.

Absolute Return 100 Fund 45

Statement of changes in net assets

DECREASE IN NET ASSETS	Year ended 10/31/13	Year ended 10/31/12

Operations:
Net investment income	$3,854,839	$4,824,398

Net realized gain (loss) on investments
and foreign currency transactions	4,798,916	(13,014,438)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(4,248,361)	12,782,743

Net increase in net assets resulting from operations	4,405,394	4,592,703

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(1,109,205)	(3,613,370)

Class B	(14,309)	(43,331)

Class C	—	(410,377)

Class M	(19,546)	(53,093)

Class R	(2,101)	(3,861)

Class R5	(86)	—

Class R6	(89)	—

Class Y	(756,754)	(1,386,125)

Decrease from capital share transactions (Note 4)	(3,584,160)	(122,392,125)

Total decrease in net assets	(1,080,856)	(123,309,579)

NET ASSETS

Beginning of year	276,839,232	400,148,811

End of year (including undistributed net investment income
of $2,989,981 and $1,067,453, respectively)	$275,758,376	$276,839,232

The accompanying notes are an integral part of these financial statements.

46 Absolute Return 100 Fund

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Absolute Return 100 Fund 47

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
October 31, 2013	$10.16	.15	.03	.18	(.08)	—	(.08)	—	$10.26	1.73	$160,057	.64 [e]	1.49 [e]	81 [f]
October 31, 2012	10.15	.16	— [d]	.16	(.15)	—	(.15)	—	10.16	1.65	158,622	.65 [e]	1.55 [e]	238 [f]
October 31, 2011	10.44	.23	(.30)	(.07)	(.13)	(.09)	(.22)	—	10.15	(.79)	249,746	.67 [e]	2.27 [e]	186 [f]
October 31, 2010	10.32	.20	(.05)	.15	(.03)	— [d]	(.03)	— [d]	10.44	1.50	169,380	1.01	1.92	199 [f]
October 31, 2009†	10.00	.16	.16	.32	— [d]	—	— [d]	— [d]	10.32	3.22*	57,719	1.03*[e]	1.51*[e]	44*

Class B
October 31, 2013	$10.12	.13	.02	.15	(.06)	—	(.06)	—	$10.21	1.45	$3,080	.84 [e]	1.27 [e]	81 [f]
October 31, 2012	10.11	.13	.02	.15	(.14)	—	(.14)	—	10.12	1.48	2,655	.85 [e]	1.33 [e]	238 [f]
October 31, 2011	10.39	.22	(.32)	(.10)	(.09)	(.09)	(.18)	—	10.11	(1.03)	3,070	.87 [e]	2.10 [e]	186 [f]
October 31, 2010	10.27	.16	(.04)	.12	—	— [d]	— [d]	— [d]	10.39	1.18	3,070	1.35	1.58	199 [f]
October 31, 2009†	10.00	.11	.16	.27	— [d]	—	— [d]	— [d]	10.27	2.71*	1,931	1.54*[e]	1.03*[e]	44*

Class C
October 31, 2013	$10.05	.08	.02	.10	—	—	—	—	$10.15	1.00	$30,621	1.39 [e]	.75 [e]	81 [f]
October 31, 2012	10.03	.08	.01	.09	(.07)	—	(.07)	—	10.05	.90	40,649	1.40 [e]	.80 [e]	238 [f]
October 31, 2011	10.33	.16	(.31)	(.15)	(.06)	(.09)	(.15)	—	10.03	(1.56)	62,600	1.42 [e]	1.58 [e]	186 [f]
October 31, 2010	10.26	.12	(.04)	.08	(.01)	— [d]	(.01)	— [d]	10.33	.78	68,078	1.76	1.17	199 [f]
October 31, 2009†	10.00	.11	.15	.26	— [d]	—	— [d]	— [d]	10.26	2.61*	20,426	1.67*[e]	1.04*[e]	44*

Class M
October 31, 2013	$10.14	.15	.02	.17	(.07)	—	(.07)	—	$10.24	1.70	$2,609	.69 [e]	1.45 [e]	81 [f]
October 31, 2012	10.13	.15	.01	.16	(.15)	—	(.15)	—	10.14	1.61	2,973	.70 [e]	1.48 [e]	238 [f]
October 31, 2011	10.42	.23	(.31)	(.08)	(.12)	(.09)	(.21)	—	10.13	(.81)	3,576	.72 [e]	2.22 [e]	186 [f]
October 31, 2010	10.31	.19	(.05)	.14	(.03)	— [d]	(.03)	— [d]	10.42	1.38	2,691	1.08	1.87	199 [f]
October 31, 2009†	10.00	.15	.16	.31	— [d]	—	— [d]	— [d]	10.31	3.12*	850	1.16*[e]	1.47*[e]	44*

Class R
October 31, 2013	$10.10	.13	.02	.15	(.06)	—	(.06)	—	$10.19	1.50	$311	.89 [e]	1.26 [e]	81 [f]
October 31, 2012	10.09	.13	— [d]	.13	(.12)	—	(.12)	—	10.10	1.33	316	.90 [e]	1.27 [e]	238 [f]
October 31, 2011	10.39	.21	(.31)	(.10)	(.11)	(.09)	(.20)	—	10.09	(1.00)	317	.92 [e]	2.06 [e]	186 [f]
October 31, 2010	10.30	.18	(.06)	.12	(.03)	— [d]	(.03)	— [d]	10.39	1.20	302	1.26	1.71	199 [f]
October 31, 2009†	10.00	.11	.19	.30	— [d]	—	— [d]	— [d]	10.30	3.02*	14	1.24*[e]	1.10*[e]	44*

Class R5
October 31, 2013	$10.21	.18	.02	.20	(.09)	—	(.09)	—	$10.32	1.94	$10	.39 [e]	1.74 [e]	81 [f]
October 31, 2012‡	10.12	.05	.04	.09	—	—	—	—	10.21	.89*	10	.13*[e]	.48*[e]	238 [f]

Class R6
October 31, 2013	$10.21	.16 [g]	.04	.20	(.09)	—	(.09)	—	$10.32	1.97	$509	.39 [e]	1.57 [e,g]	81 [f]
October 31, 2012‡	10.12	.05	.04	.09	—	—	—	—	10.21	.89*	10	.13*[e]	.48*[e]	238 [f]

Class Y
October 31, 2013	$10.21	.18	.02	.20	(.11)	—	(.11)	—	$10.30	1.94	$78,562	.39 [e]	1.74 [e]	81 [f]
October 31, 2012	10.20	.18	.01	.19	(.18)	—	(.18)	—	10.21	1.90	71,603	.40 [e]	1.78 [e]	238 [f]
October 31, 2011	10.48	.26	(.31)	(.05)	(.14)	(.09)	(.23)	—	10.20	(.51)	80,840	.42 [e]	2.55 [e]	186 [f]
October 31, 2010	10.34	.23	(.05)	.18	(.04)	— [d]	(.04)	— [d]	10.48	1.78	72,970.76		2.17	199 [f]
October 31, 2009†	10.00	.20	.14	.34	— [d]	—	— [d]	— [d]	10.34	3.42*	53,840	.81*[e]	1.87*[e]	44*

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

48 Absolute Return 100 Fund	Absolute Return 100 Fund 49

Financial highlights (Continued)

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Amount represents less than $0.01 per share.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/13	10/31/12	10/31/11	10/31/09

Class A	0.10%	0.33%	0.29%	0.44%

Class B	0.10	0.33	0.29	0.44

Class C	0.10	0.33	0.29	0.44

Class M	0.10	0.33	0.29	0.44

Class R	0.10	0.33	0.29	0.44

Class R5	0.09	0.10	N/A	N/A

Class R6	0.07	0.08	N/A	N/A

Class Y	0.10	0.33	0.29	0.44

f Portfolio turnover excludes TBA purchase and sale transactions.

g The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

50 Absolute Return 100 Fund

Notes to financial statements 10/31/13

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through October 31, 2013.

Putnam Absolute Return 100 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets: (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit: and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase (on purchases prior to April 5, 2010, a contingent deferred sales charge on class B shares is applicable if they are sold within four years of purchase). Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Absolute Return 100 Fund	51

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is

52 Absolute Return 100 Fund

determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to isolate prepayment risk, to hedge prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Absolute Return 100 Fund	53

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit

54 Absolute Return 100 Fund

default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $291,021 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $248,833.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Absolute Return 100 Fund	55

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

56 Absolute Return 100 Fund

At October 31, 2013, the fund had a capital loss carryover of $8,535,309 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$4,411,810	$2,630,428	$7,042,238	*

1,493,071	N/A	1,493,071	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. For the reporting period, there were no material temporary or permanent differences. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $30,221 to decrease undistributed net investment income and $30,221 to decrease accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$3,294,263
Unrealized depreciation	(992,011)

Net unrealized appreciation	2,302,252
Undistributed ordinary income	3,030,825
Capital loss carryforward	(8,535,309)
Cost for federal income tax purposes	$277,330,808

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective March 1, 2013, the fund pays Putnam Management a monthly base fee equal to 0.40% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

Prior to March 1, 2013, the fund paid Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that varied based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates varied as follows:

0.630%	of the first $5 billion,	0.430%	of the next $50 billion,

0.580%	of the next $5 billion,	0.410%	of the next $50 billion,

0.530%	of the next $10 billion,	0.400%	of the next $100 billion and

0.480%	of the next $10 billion,	0.395%	of any excess thereafter.

Absolute Return 100 Fund	57

Following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management, the Trustees of the fund approved an interim management contract with Putnam Management. Consistent with Rule 15a–4 under the Investment Company Act of 1940, the interim management contract will remain in effect until the earlier to occur of (i) approval by the fund’s shareholders of a new management contract and (ii) March 7, 2014. Except with respect to termination, the substantive terms of the interim management contract, including terms relating to fees payable to Putnam Management, are identical to the terms of the fund’s previous management contract with Putnam Management. The Trustees of the fund also approved the continuance, effective October 8, 2013, of the sub-management contract between Putnam Management and Putnam Investments Limited (PIL) and of the sub-advisory contract between Putnam Management, PIL and The Putnam Advisory Company, LLC (PAC) described below, for a term no longer than March 7, 2014. The Trustees of the fund have called a shareholder meeting for February 27, 2014, at which shareholders of the fund will consider approval of a proposed new management contract between the fund and Putnam Management. The substantive terms of the proposed new management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 1.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.04%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.428% of the fund’s average net assets before a decrease of $38,186 (0.014% of the fund’s average net assets) based on performance.

Putnam Management had agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) would not exceed an annual rate of 0.40% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $266,884 as a result of this limit.

Putnam Management has contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. This expense limitation remains in place under the interim management contract described above. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly

58 Absolute Return 100 Fund

sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

PAC, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Previously, the fund reimbursed Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements was determined annually by the Trustees. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract. During the reporting period, the expenses for each class of shares related to investor servicing fees that were paid directly by the fund were as follows:

Class A	$67,290	Class R5	4

Class B	1,139	Class R6	2

Class C	16,694	Class Y	31,335

Class M	1,211	Total	$117,826

Class R	151

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $445 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $187, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%,

Absolute Return 100 Fund 59

1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$385,810	Class M	7,833

Class B	12,678	Class R	1,557

Class C	341,674	Total	$749,552

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $618 and $66 from the sale of class A and class M shares, respectively, and received $2,202 and $1,030 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $150 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $198,308,381 and $139,077,660, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums
Written options outstanding at the
beginning of the reporting period	$16,988,000	$754,712

Options opened	81,013,100	539,976
Options exercised	(29,292,300)	(781,931)
Options expired	—	—
Options closed	(59,290,200)	(397,476)

Written options outstanding at the
end of the reporting period	$9,418,600	$115,281

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	7,466,753	$76,215,535	5,170,807	$52,126,974

Shares issued in connection with
reinvestment of distributions	88,608	895,826	284,112	2,821,232

	7,555,361	77,111,361	5,454,919	54,948,206

Shares repurchased	(7,566,415)	(77,177,350)	(14,442,066)	(145,301,819)

Net decrease	(11,054)	$(65,989)	(8,987,147)	$(90,353,613)

60 Absolute Return 100 Fund

	Year ended 10/31/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	148,493	$1,511,704	79,022	$792,959

Shares issued in connection with
reinvestment of distributions	1,257	12,678	3,627	35,946

	149,750	1,524,382	82,649	828,905

Shares repurchased	(110,670)	(1,125,235)	(123,820)	(1,243,252)

Net increase (decrease)	39,080	$399,147	(41,171)	$(414,347)

	Year ended 10/31/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	467,554	$4,731,715	671,183	$6,693,524

Shares issued in connection with
reinvestment of distributions	—	—	31,807	314,576

	467,554	4,731,715	702,990	7,008,100

Shares repurchased	(1,494,550)	(15,107,599)	(2,898,155)	(28,932,186)

Net decrease	(1,026,996)	$(10,375,884)	(2,195,165)	$(21,924,086)

	Year ended 10/31/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	31,124	$317,513	34,611	$348,853

Shares issued in connection with
reinvestment of distributions	1,851	18,679	4,841	47,979

	32,975	336,192	39,452	396,832

Shares repurchased	(71,355)	(724,653)	(99,165)	(995,637)

Net decrease	(38,380)	$(388,461)	(59,713)	$(598,805)

	Year ended 10/31/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	21,053	$212,969	4,724	$47,373

Shares issued in connection with
reinvestment of distributions	209	2,101	390	3,861

	21,262	215,070	5,114	51,234

Shares repurchased	(22,020)	(223,004)	(5,265)	(52,923)

Net decrease	(758)	$(7,934)	(151)	$(1,689)

			For the period 7/3/12
			(commencement of operations)
	Year ended 10/31/13		to 10/31/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	988	$10,000

Shares issued in connection with
reinvestment of distributions	9	86	—	—

	9	86	988	10,000

Shares repurchased	—	—	—	—

Net increase	9	$86	988	$10,000

Absolute Return 100 Fund	61

			For the period 7/3/12
			(commencement of operations)
	Year ended 10/31/13		to 10/31/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	52,535	$539,038	988	$10,000

Shares issued in connection with
reinvestment of distributions	9	89	—	—

	52,544	539,127	988	10,000

Shares repurchased	(4,231)	(43,516)	—	—

Net increase	48,313	$495,611	988	$10,000

	Year ended 10/31/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	6,522,639	$66,835,872	6,099,036	$61,564,066

Shares issued in connection with
reinvestment of distributions	58,224	589,814	91,083	907,189

	6,580,863	67,425,686	6,190,119	62,471,255

Shares repurchased	(5,969,864)	(61,066,422)	(7,101,172)	(71,590,840)

Net increase (decrease)	610,999	$6,359,264	(911,053)	$(9,119,585)

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	997	100.0%	$10,290

Class R6	997	2.0	10,290

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$51,210,289	$105,635,528	$134,651,524	$17,726	$22,194,293

Putnam Short Term
Investment Fund*	—	194,913,669	153,640,957	18,015	41,272,712

Totals	$51,210,289	$300,549,197	$288,292,481	$35,741	$63,467,005

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

62 Absolute Return 100 Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$15,200,000

Written swap option contracts (contract amount) (Note 3)	$7,800,000

Futures contracts (number of contracts)	40

Forward currency contracts (contract amount)	$240,000

OTC interest rate swap contracts (notional)	$147,800,000

Centrally cleared interest rate swap contracts (notional)	$44,000,000

OTC total return swap contracts (notional)	$6,500,000

OTC credit default swap contracts (notional)	$1,900,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$—	Payables	$226,343

Foreign exchange
contracts	Receivables	81	Payables	5,913

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	168,878*	depreciation	2,462,938*

Total		$168,959		$2,695,194

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$84,022	$84,022

Foreign exchange
contracts	—	—	3,556	—	$3,556

Interest rate contracts	(323,389)	109,148	—	3,040,974	$2,826,733

Total	$(323,389)	$109,148	$3,556	$3,124,996	$2,914,311

Absolute Return 100 Fund 63

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$41,458	$41,458

Foreign exchange
contracts	—	—	(7,549)	—	$(7,549)

Interest rate contracts	(60,680)	(18,843)	—	(1,901,523)	$(1,981,046)

Total	$(60,680)	$(18,843)	$(7,549)	$(1,860,065)	$(1,947,137)

Note 8: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011–11 and their impact, if any, on the fund’s financial statements.

64 Absolute Return 100 Fund

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Funds Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Absolute Return 300 Fund (the fund), a series of Putnam Funds Trust, including the fund’s portfolio, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from December 23, 2008 (commencement of operations) through October 31, 2009. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Absolute Return 300 Fund as of October 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 12, 2013

28 Absolute Return 300 Fund

The fund’s portfolio 10/31/13

MORTGAGE-BACKED SECURITIES (45.6%)*	Principal amount	Value

Agency collateralized mortgage obligations (26.6%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.782s, 2035	$179,196	$268,390
IFB Ser. 3072, Class SM, 23.159s, 2035	424,285	618,362
IFB Ser. 3072, Class SB, 23.012s, 2035	380,147	550,241
IFB Ser. 3249, Class PS, 21.701s, 2036	298,380	414,759
IFB Ser. 2990, Class LB, 16.501s, 2034	1,040,234	1,391,802
IFB Ser. 3859, Class SG, IO, 6.526s, 2039	2,560,393	367,084
IFB Ser. 3856, Class PS, IO, 6.426s, 2040	4,402,864	611,009
IFB Ser. 3708, Class SQ, IO, 6.376s, 2040	11,280,074	1,942,429
IFB Ser. 3907, Class KS, IO, 6.376s, 2040	7,238,139	1,216,739
IFB Ser. 3708, Class SA, IO, 6.276s, 2040	25,256,965	4,260,850
IFB Ser. 4240, Class SA, IO, 5.826s, 2043	25,839,696	5,584,992
IFB Ser. 4245, Class AS, IO, 5.826s, 2043	27,063,150	6,122,226
IFB Ser. 3852, Class NT, 5.826s, 2041	10,626,761	10,633,669
IFB Ser. 3752, Class PS, IO, 5.826s, 2040	17,144,075	2,616,357
IFB Ser. 310, Class S4, IO, 5.776s, 2043	3,482,222	866,203
IFB Ser. 311, Class S1, IO, 5.776s, 2043	31,327,718	7,012,710
IFB Ser. 308, Class S1, IO, 5.776s, 2043	4,196,842	997,925
IFB Ser. 314, Class AS, IO, 5.716s, 2043	4,038,517	896,193
Ser. 3632, Class CI, IO, 5s, 2038	306,452	23,005
Ser. 3626, Class DI, IO, 5s, 2037	113,366	2,578
Ser. 3747, Class HI, IO, 4 1/2s, 2037	565,454	54,651
Ser. 4158, Class TI, IO, 3s, 2042	9,725,657	1,348,268
Ser. 4165, Class TI, IO, 3s, 2042	13,352,196	1,861,296
Ser. T-8, Class A9, IO, 0.468s, 2028	493,999	5,249
Ser. T-59, Class 1AX, IO, 0.274s, 2043	1,142,621	14,193
Ser. T-48, Class A2, IO, 0.212s, 2033	1,689,239	16,628
Ser. 3835, Class FO, PO, zero %, 2041	23,132,249	19,357,991
FRB Ser. T-54, Class 2A, IO, zero %, 2043	686,087	107

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.919s, 2031	1,128,858	1,470,998
IFB Ser. 05-74, Class NK, 26.649s, 2035	125,623	208,222
IFB Ser. 07-53, Class SP, 23.576s, 2037	374,439	556,930
IFB Ser. 05-75, Class GS, 19.739s, 2035	354,698	478,149
IFB Ser. 11-4, Class CS, 12.56s, 2040	3,173,965	3,771,475
IFB Ser. 10-35, Class SG, IO, 6.23s, 2040	9,350,964	1,673,542
IFB Ser. 13-13, Class SA, IO, 5.98s, 2043	14,038,389	3,433,930
IFB Ser. 13-103, Class SK, IO, 5 3/4s, 2043	5,214,528	1,228,789
Ser. 13-101, Class SE, IO, 5.73s, 2043	18,902,056	4,796,397
IFB Ser. 13-102, Class SH, IO, 5.73s, 2043	6,888,215	1,549,848
Ser. 397, Class 2, IO, 5s, 2039	386,212	58,476
Ser. 398, Class C5, IO, 5s, 2039	597,607	76,314
Ser. 418, Class C24, IO, 4s, 2043	11,353,000	2,451,602
Ser. 13-44, Class PI, IO, 4s, 2043	5,728,814	1,025,816
Ser. 12-124, Class UI, IO, 4s, 2042	5,540,774	1,042,774
Ser. 12-40, Class MI, IO, 4s, 2041	23,464,310	4,172,543

Absolute Return 300 Fund 29

MORTGAGE-BACKED SECURITIES (45.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 406, Class 2, IO, 4s, 2041	$1,157,491	$208,001
Ser. 406, Class 1, IO, 4s, 2041	753,166	137,377
Ser. 418, Class C15, IO, 3 1/2s, 2043	23,175,000	4,997,629
Ser. 417, Class C19, IO, 3 1/2s, 2033	12,999,762	1,938,785
Ser. 13-6, Class BI, IO, 3s, 2042	5,034,407	583,991
Ser. 13-35, Class IP, IO, 3s, 2042	5,943,520	725,992
Ser. 03-W10, Class 1, IO, 1.147s, 2043	422,275	13,757
Ser. 98-W5, Class X, IO, 0.865s, 2028	924,512	41,603
Ser. 98-W2, Class X, IO, 0.436s, 2028	3,196,524	185,798
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,440,559	113
Ser. 07-44, Class CO, PO, zero %, 2037	95,218	81,809

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.751s, 2041	9,149,527	14,185,243
IFB Ser. 10-158, Class SD, 14.483s, 2040	2,479,000	3,041,287
IFB Ser. 11-70, Class WS, 9.355s, 2040	10,522,271	10,447,879
IFB Ser. 11-72, Class SE, 7.174s, 2041	7,375,000	7,358,259
IFB Ser. 11-61, Class CS, IO, 6.508s, 2035	12,853,271	1,854,084
IFB Ser. 12-26, Class SP, IO, 6.478s, 2042	7,693,871	1,892,923
Ser. 10-9, Class XD, IO, 6.425s, 2040	62,709,306	12,326,141
IFB Ser. 10-50, Class LS, IO, 6.328s, 2040	7,802,529	1,424,040
IFB Ser. 11-56, Class MI, IO, 6.278s, 2041	2,237,471	501,753
IFB Ser. 13-91, Class SP, IO, 6.128s, 2042	5,012,999	972,071
IFB Ser. 10-20, Class SE, IO, 6.078s, 2040	19,545,321	3,484,931
IFB Ser. 13-37, Class S, IO, 6.058s, 2043	3,448,143	605,149
IFB Ser. 13-87, Class AS, IO, 6.028s, 2043	5,164,688	877,274
IFB Ser. 13-87, Class SA, IO, 6.028s, 2043	7,133,835	1,220,299
IFB Ser. 13-124, Class SC, IO, 6.028s, 2041	9,796,983	1,669,112
IFB Ser. 10-120, Class SB, IO, 6.028s, 2035	1,093,735	100,963
IFB Ser. 13-122, Class DS, IO, 5.978s, 2043	4,752,234	810,391
IFB Ser. 10-20, Class SC, IO, 5.978s, 2040	23,502,863	4,175,519
IFB Ser. 13-134, Class DS, IO, 5.928s, 2043	24,272,251	4,207,838
IFB Ser. 13-99, Class VS, IO, 5.925s, 2043	4,328,363	781,529
Ser. 13-149, Class MS, IO, 5.922s, 2039	20,343,000	3,286,666
IFB Ser. 12-34, Class SA, IO, 5.878s, 2042	20,071,769	4,376,850
IFB Ser. 10-151, Class SA, IO, 5.87s, 2040	5,222,970	938,307
IFB Ser. 11-70, Class SN, IO, 5.725s, 2041	12,793,000	3,160,639
IFB Ser. 11-70, Class SH, IO, 5.715s, 2041	15,001,000	3,702,997
IFB Ser. 10-15, Class BS, IO, 5.608s, 2040	6,682,023	1,043,732
IFB Ser. 10-15, Class AS, IO, 5.588s, 2040	13,129,042	2,046,818
IFB Ser. 10-42, Class DS, IO, 5.528s, 2040	25,171,307	4,006,014
IFB Ser. 10-37, Class SG, IO, 5.528s, 2040	6,377,502	1,036,280
Ser. 13-3, Class IT, IO, 5s, 2043	12,376,357	2,581,198
Ser. 11-116, Class IB, IO, 5s, 2040	8,165,418	702,820
Ser. 10-35, Class UI, IO, 5s, 2040	4,444,356	923,312
Ser. 10-20, Class UI, IO, 5s, 2040	15,886,794	3,374,037
Ser. 10-9, Class UI, IO, 5s, 2040	49,669,038	10,186,376
Ser. 09-121, Class UI, IO, 5s, 2039	34,032,069	6,951,050

30 Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (45.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	$9,155,114	$1,833,220
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	8,405,885	2,045,152
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	754,589	139,750
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	34,774,576	7,223,931
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	9,471,897	1,184,366
Ser. 12-106, Class QI, IO, 4s, 2042	8,259,527	1,510,585
Ser. 12-47, Class CI, IO, 4s, 2042	3,042,860	621,543
Ser. 13-76, Class IO, IO, 3 1/2s, 2043	9,232,472	1,521,142
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	9,372,193	1,441,631
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	4,814,922	756,617
Ser. 12-92, Class AI, IO, 3 1/2s, 2042	6,445,255	1,118,961
Ser. 12-71, Class JI, IO, 3 1/2s, 2041	24,920,916	3,319,612
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	4,398,575	734,166
Ser. 10-151, Class KO, PO, zero %, 2037	2,388,419	2,069,470

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.809s, 2027	246,803	1,851
Ser. 98-3, IO, 0.14s, 2027	148,135	2,176
Ser. 98-2, IO, 0.011s, 2027	126,220	907
Ser. 98-4, IO, zero %, 2026	192,918	4,748

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3,
IO, 5.995s, 2045	1,494,158	261,478

		252,011,653
Commercial mortgage-backed securities (15.0%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	1,525,000	1,557,084
Ser. 04-3, Class D, 5.61s, 2039	2,832,319	2,896,584
FRB Ser. 07-3, Class A2, 5.559s, 2049	180,109	180,727
Ser. 06-5, Class A2, 5.317s, 2047	6,013,186	6,044,702
Ser. 06-6, Class A2, 5.309s, 2045	1,225,206	1,231,860
FRB Ser. 05-1, Class B, 5.287s, 2042	2,632,000	2,685,456
FRB Ser. 05-5, Class B, 5.223s, 2045	2,825,000	2,941,673
Ser. 04-4, Class D, 5.073s, 2042	761,000	780,976
Ser. 07-1, Class XW, IO, 0.323s, 2049	6,094,070	47,979

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 0.823s, 2042	5,542,908	22,149
Ser. 02-PB2, Class XC, IO, 0.403s, 2035	5,216,989	52

Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-PW16, Class AJ, 5.708s, 2040 F	4,975,000	4,566,331

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 06-PW11, Class AJ, 5.443s, 2039	2,023,000	2,084,954
Ser. 05-PWR9, Class C, 5.055s, 2042	959,000	893,884
Ser. 05-PWR9, Class AJ, 4.985s, 2042	2,245,000	2,301,350

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.443s, 2039	1,244,000	1,241,388
Ser. 07-PW15, Class X2, IO, 0.391s, 2044	245,693,484	245,693

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class AJ,
5.778s, 2049	4,304,000	4,407,937

Absolute Return 300 Fund	31

MORTGAGE-BACKED SECURITIES (45.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class D, 4.878s, 2045	$5,243,000	$4,831,425

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049	2,201,000	2,313,471
FRB Ser. 04-LB3A, Class E, 5.54s, 2037	4,658,000	4,709,238

Commercial Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.648s, 2044	1,133,000	1,091,985
FRB Ser. 13-CR6, Class D, 4.176s, 2046	713,000	606,343
FRB Ser. 07-C9, Class AJFL, 0.864s, 2049	2,939,000	2,586,320

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 04-C1, Class D, 4.956s, 2037	1,385,000	1,407,506

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.761s, 2039	2,170,165	2,174,030

CS First Boston Mortgage Securities Corp. Ser. 03-CPN1,
Class E, 4.891s, 2035	1,849,000	1,849,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	1,628,485	1,791,334
Ser. 03-C3, Class AX, IO, 1.322s, 2038	4,221,857	42

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049	2,007,639	2,010,776

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.417s, 2044	3,123,000	3,083,440

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.444s, 2044	426,000	426,525

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1,
Class B4, 7.172s, 2031	124,071	124,255

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	2,644,000	2,670,440

First Union National Bank Commercial Mortgage 144A
Ser. 01-C3, Class K, 6.155s, 2033	1,182,044	1,182,044

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1,
Class B, 4.846s, 2048	1,295,000	1,326,393

GE Commercial Mortgage Corporation Trust 144A FRB
Ser. 04-C1, Class G, 5.157s, 2038	2,606,000	2,643,787

GMAC Commercial Mortgage Securities, Inc. 144A FRB
Ser. 03-C2, Class F, 5.068s, 2040	916,621	916,621

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class B, 4.894s, 2042	1,271,000	1,304,936

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.645s, 2038	883,000	897,073
Ser. 05-GG4, Class B, 4.841s, 2039	3,310,000	3,211,362
FRB Ser. 12-GCJ9, Class XA, IO, 2.393s, 2045	9,849,855	1,336,380

GS Mortgage Securities Trust 144A FRB Ser. GC10, Class D,
4.415s, 2046	2,203,000	1,939,962

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12,
Class D, 4.087s, 2045	1,284,000	1,080,315

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.072s, 2051	2,242,000	2,290,427
FRB Ser. 06-LDP7, Class AJ, 5.863s, 2045	1,500,000	1,509,707
FRB Ser. 04-CB9, Class B, 5.647s, 2041	2,354,000	2,416,381

32 Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (45.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP6, Class AJ, 5.565s, 2043	$1,594,000	$1,624,445
Ser. 07-LDPX, Class A3S, 5.317s, 2049	3,106,898	3,103,257
Ser. 02-C3, Class D, 5.314s, 2035	415,029	415,548
FRB Ser. 04-CBX, Class B, 5.021s, 2037	807,000	801,021
FRB Ser. 05-LDP2, Class D, 4.941s, 2042	3,805,000	3,645,951
FRB Ser. 13-C10, Class D, 4.161s, 2047	1,053,000	897,683

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.172s, 2051	1,338,000	1,313,780
FRB Ser. 07-CB20, Class C, 6.172s, 2051	1,220,000	1,139,639
FRB Ser. 01-C1, Class H, 5.626s, 2035	2,012,452	2,016,477
FRB Ser. 11-C3, Class E, 5.541s, 2046	918,000	949,763
FRB Ser. 12-LC9, Class E, 4.427s, 2047	240,000	211,051
FRB Ser. 12-LC9, Class D, 4.427s, 2047	1,668,000	1,571,960

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040	2,639,464	2,651,234
Ser. 07-C2, Class XW, IO, 0.538s, 2040	4,598,152	82,105

Merrill Lynch Mortgage Trust FRB Ser. 04-BPC1, Class C,
5.011s, 2041	1,668,000	1,686,715

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO,
0.59s, 2043	148,280,172	1,138,643

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	2,598,000	2,559,809

Morgan Stanley Capital I Trust FRB Ser. 07-T27, Class AJ,
5.647s, 2042	1,195,000	1,283,311

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D,
5.526s, 2045	2,350,000	2,358,813

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.246s, 2043	831,761	848,088

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.724s, 2043	1,000,000	1,045,600
Ser. 06-C24, Class AJ, 5.658s, 2045	1,979,000	1,908,350
Ser. 05-C17, Class D, 5.396s, 2042	3,960,000	3,900,204
Ser. 06-C29, Class AM, 5.339s, 2048	3,520,000	3,890,642
FRB Ser. 05-C20, Class B, 5.242s, 2042	2,828,000	2,912,076
Ser. 06-C29, IO, 0.393s, 2048	147,852,352	1,740,222

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 04-C10, Class H, 5.455s, 2041	1,017,000	1,022,085
FRB Ser. 04-C11, Class G, 5.427s, 2041	1,500,000	1,500,930

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044	2,602,000	2,532,138
FRB Ser. 12-C10, Class D, 4.46s, 2045	2,159,000	1,932,133
FRB Ser. 13-C11, Class D, 4.184s, 2045	1,039,000	866,266

WFRBS Commercial Mortgage Trust 144A FRB Ser. 13-C15,
Class D, 4.486s, 2046	1,428,000	1,194,388

		142,606,624

Absolute Return 300 Fund	33

MORTGAGE-BACKED SECURITIES (45.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (4.0%)
Banc of America Funding Corp.
FRB Ser. 07-C, Class 07-C, 2.706s, 2036	$1,338,643	$1,238,244
FRB Ser. 06-G, Class 2A5, 0.453s, 2036	2,806,305	2,434,470

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	961,666	525,166
Ser. 12-RR10, Class 8A2, 4s, 2036	1,988,350	1,968,068
FRB Ser. 12-RR10, Class 9A2, 2.654s, 2035	300,000	262,350

Barclays Capital, LLC Trust 144A
FRB Ser. 13-RR2, Class 3A2, 8.082s, 2036	2,050,000	1,896,250
Ser. 09-RR7, Class 1A7, IO, 1.731s, 2046	40,020,346	1,338,180
Ser. 09-RR7, Class 2A7, IO, 1.572s, 2047	72,022,356	2,254,300

Countrywide Alternative Loan Trust
Ser. 07-4CB, Class 1A5, 5 3/4s, 2037	3,137,909	2,726,216
Ser. 06-24CB, Class A11, 5 3/4s, 2036	2,089,952	1,712,715
FRB Ser. 05-27, Class 1A2, 1.548s, 2035	1,966,956	1,756,491
FRB Ser. 05-51, Class 1A1, 0.492s, 2035	1,979,556	1,583,644

GSR Mortgage Loan Trust FRB Ser. 05-AR6, Class 1A1,
2.67s, 2035	3,668,446	3,723,473

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR15, Class A1,
0.29s, 2036	1,340,265	997,157

Mortgageit Trust FRB, Step Ser. 05-1, Class 1M1, 0.65s, 2035	3,031,985	2,638,048

WAMU Mortgage Pass-Through Certificates
Ser. 05-AR11, Class X, IO, 1.505s, 2045	14,767,693	666,023
FRB Ser. 06-AR1, Class 2A1B, 1.218s, 2046	1,841,715	1,565,458
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034	3,105,353	2,794,818
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045	5,204,142	4,444,337
FRB Ser. 05-AR1, Class A1B, 0.56s, 2045	1,239,910	1,045,244

		37,570,652

Total mortgage-backed securities (cost $419,785,256)		$432,188,929

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (16.3%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.4%)
Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, November 1, 2043	$12,000,000	$12,999,374

		12,999,374
U.S. Government Agency Mortgage Obligations (14.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043	4,484,423	4,694,631

Federal National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, November 1, 2043	63,000,000	67,439,534
4s, TBA, December 1, 2043	1,000,000	1,050,664
4s, TBA, November 1, 2043	3,000,000	3,160,781
4s, July 1, 2042	18,515,486	19,400,757
3 1/2s, with due dates from November 1, 2042 to May 1, 2043	16,715,926	17,038,492
3 1/2s, TBA, December 1, 2043	14,000,000	14,328,125
3 1/2s, TBA, November 1, 2043	14,000,000	14,366,407

		141,479,391

Total U.S. government and agency mortgage obligations (cost $155,689,399)		$154,478,765

34 Absolute Return 300 Fund

U.S. TREASURY OBLIGATIONS (0.1%)*		Principal amount	Value

U.S. Treasury Notes
2 1/2s, March 31, 2015 [i]		$118,000	$122,046
2s, September 30, 2020		382,000	383,847

Total U.S. treasury obligations (cost $503,809)			$505,893

CORPORATE BONDS AND NOTES (15.5%)*		Principal amount	Value

Basic materials (0.8%)
Ashland, Inc. sr. unsec. unsub. notes 3s, 2016		$1,500,000	$1,531,875

Atkore International, Inc. company guaranty sr. notes
9 7/8s, 2018		670,000	723,600

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		950,000	1,016,500

LyondellBasell Industries NV sr. unsec. notes 6s, 2021		1,535,000	1,785,979

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)		1,985,000	2,599,935

			7,657,889
Capital goods (1.0%)
Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)		2,000,000	2,095,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020		1,000,000	1,092,500

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		2,425,000	2,558,375

Kratos Defense & Security Solutions, Inc. company guaranty
sr. notes 10s, 2017		890,000	970,100

Schaeffler Holding Finance BV 144A sr. unsec. notes 6 7/8s,
2018 (Netherlands) ‡‡	EUR	220,000	317,001

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018		$2,500,000	2,532,349

			9,565,325
Communication services (1.4%)
Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2015		2,205,000	2,359,934

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023		840,000	831,600

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		510,000	531,165

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
4 1/4s, 2018		2,194,000	2,226,910

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)		210,000	218,400

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s,
2018 (Luxembourg)		465,000	489,413

SBA Tower Trust 144A company guaranty mtge. notes
4.254s, 2015		2,900,000	2,952,858

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		1,500,000	1,621,875

Time Warner Cable, Inc. sr. unsec. FRN notes 8 3/4s, 2019		425,000	506,490

Windstream Holdings, Inc. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2018		480,000	519,600

Windstream Holdings, Inc. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		1,000,000	1,143,750

			13,401,995
Consumer cyclicals (1.0%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		2,560,000	2,944,000

Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017		149,000	148,628

Absolute Return 300 Fund	35

CORPORATE BONDS AND NOTES (15.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp. company guaranty sr. unsec. notes 9 1/8s, 2018	$345,000	$377,775

FelCor Lodging LP company guaranty sr. notes 10s, 2014 R	296,000	317,090

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015	1,250,000	1,454,441

General Motors Financial Co., Inc. 144A sr. unsec. notes
2 3/4s, 2016	1,500,000	1,511,250

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021 R	596,000	659,731

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022 R	279,000	295,160

Owens Corning company guaranty sr. unsec. notes 9s, 2019	253,000	312,455

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	1,571,000	1,620,922

		9,641,452
Consumer staples (1.0%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 5 3/8s, 2014	2,775,000	2,915,360

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016	2,105,000	2,402,331

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015	2,180,000	2,184,650

Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016	365,000	406,063

Delhaize Group company guaranty sr. unsec. notes 4 1/8s,
2019 (Belgium)	416,000	433,118

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020	865,000	836,888

		9,178,410
Energy (1.5%)
Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015	935,000	1,027,331

Chesapeake Energy Corp. company guaranty sr. unsec. unsub.
notes 3 1/4s, 2016	1,000,000	1,012,500

Crosstex Energy LP/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018	705,000	750,825

Gazprom OAO Via White Nights Finance BV notes 10 1/2s,
2014 (Russia)	1,000,000	1,036,240

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017	95,000	101,175

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	180,000	221,904

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	448,000	504,000

Petrobras International Finance Co. company guaranty sr. unsec.
notes 3 7/8s, 2016 (Brazil)	5,000,000	5,169,245

Petroleos de Venezuela SA company guaranty sr. unsec. notes
8s, 2013 (Venezuela)	1,775,000	1,767,900

Shell International Finance BV company guaranty sr. unsec.
unsub. notes 5/8s, 2015 (Netherlands)	875,000	875,827

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	2,000,000	2,135,000

		14,601,947
Financials (5.9%)
Abbey National Treasury Services PLC/London 144A bank
guaranty sr. unsec. unsub. notes 3 7/8s, 2014 (United Kingdom)	1,000,000	1,030,112

Air Lease Corp. sr. unsec. notes 4 1/2s, 2016	1,000,000	1,047,500

Ally Financial, Inc. sr. unsec. notes 3 1/2s, 2016	1,500,000	1,535,625

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	1,500,000	1,472,463

36 Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (15.5%)* cont.		Principal amount	Value

Financials cont.
Bank of America NA unsec. sub. FRN notes Ser. BKNT,
0.534s, 2016		$3,800,000	$3,734,689

Bank of Nova Scotia sr. unsec. unsub. FRN notes 0.654s,
2016 (Canada)		1,000,000	1,000,251

Boston Properties, LP sr. unsec. unsub. notes 5 5/8s, 2015 R		1,000,000	1,068,712

Boston Properties, LP sr. unsec. unsub. notes 5s, 2015 R		1,500,000	1,598,489

Branch Banking & Trust Co. unsec. sub. FRN notes 0.574s, 2016		500,000	495,389

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015		1,500,000	1,563,750

Citigroup, Inc. sr. unsec. sub. FRN notes 0.528s, 2016		2,100,000	2,055,707

Colonial Realty LP sr. unsec. unsub. notes 6 1/4s, 2014		2,300,000	2,374,632

Credit Agricole SA/London 144A company guaranty sr. unsec.
unsub. notes 1.404s, 2016 (United Kingdom)		2,200,000	2,226,200

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 8s, 2018		940,000	985,825

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		1,150,000	1,184,500

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)		4,575,000	4,838,429

International Lease Finance Corp. sr. unsec. unsub. notes
3 7/8s, 2018		875,000	877,188

Lloyds Bank PLC company guaranty sr. unsec. sub. notes
Ser. MTN, 6 1/2s, 2020 (United Kingdom)		2,940,000	3,321,706

Macquarie Group, Ltd. 144A bonds 7.3s, 2014 (Australia)		2,300,000	2,405,488

National Australia Bank, Ltd./New York company guaranty
sr. unsec. notes 0.788s, 2016 (Australia)		2,000,000	2,007,083

New York Life Global Funding 144A notes 3s, 2015		4,560,000	4,726,554

Principal Life Global Funding II 144A notes 1s, 2015		1,740,000	1,745,447

Prudential Covered Trust 2012-1 144A company guaranty mtge.
notes 2.997s, 2015		1,593,750	1,649,072

Royal Bank of Scotland PLC (The) sr. unsec. sub. notes 4.7s,
2018 (United Kingdom)		3,880,000	3,980,818

Royal Bank of Scotland PLC (The) sr. unsec. unsub. notes 2.55s,
2015 (United Kingdom)		737,000	754,821

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R		300,000	310,618

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6,
6 1/4s, 2035 (Russia)		500,000	531,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		1,000,000	1,101,800

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		1,850,000	1,965,625

WEA Finance, LLC/WT Finance Aust. Pty. Ltd. 144A company
guaranty sr. unsec. notes 5 3/4s, 2015		2,000,000	2,171,379

			55,761,122
Health care (0.8%)
Capella Healthcare, Inc. company guaranty sr. unsec. notes
9 1/4s, 2017		410,000	440,238

CHS/Community Health Systems, Inc. company guaranty
sr. notes 5 1/8s, 2018		500,000	519,375

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	510,000	733,120

Envision Healthcare Corp. company guaranty sr. unsec. notes
8 1/8s, 2019		$905,000	983,102

Absolute Return 300 Fund	37

CORPORATE BONDS AND NOTES (15.5%)* cont.		Principal amount	Value

Health care cont.
Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$900,000	$1,003,500

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020		805,000	873,425

HCA, Inc. sr. notes 6 1/2s, 2020		612,000	680,850

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		630,000	672,525

Stewart Enterprises, Inc. company guaranty sr. unsec. notes
6 1/2s, 2019		620,000	657,975

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	728,175

			7,292,285
Technology (—%)
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		120,000	124,908

			124,908
Transportation (0.7%)
Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s,
2018 (Luxembourg)	CHF	888,000	1,034,948

Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2019		$925,751	990,554

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017		769,790	816,939

Federal Express Corp. 2012 Pass Through Trust 144A notes
2 5/8s, 2018		3,634,178	3,671,246

			6,513,687
Utilities and power (1.4%)
AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		1,005,000	1,183,388

Ameren Corp. sr. unsec. notes 8 7/8s, 2014		1,760,000	1,833,969

El Paso Corp. sr. unsec. notes 7s, 2017		1,140,000	1,286,951

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)		905,000	885,769

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018		3,140,000	3,077,702

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019		3,816,000	4,903,539

			13,171,318

Total corporate bonds and notes (cost $142,441,347)			$146,910,338

SENIOR LOANS (9.0%)* [c]		Principal amount	Value

Basic materials (0.6%)
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1,
4 1/2s, 2019 (Luxembourg)		$492,560	$494,714

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2,
4 1/2s, 2019 (Luxembourg)		255,565	256,684

FMG Resources August 2006 Pty., Ltd. bank term loan FRN
Ser. B, 5 1/4s, 2017 (Australia)		415,800	416,462

Ineos US Finance, LLC bank term loan FRN 4s, 2018		996,240	998,730

MacDermid, Inc. bank term loan FRN 4s, 2020		997,500	999,246

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		1,433,250	1,412,647

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020		1,496,250	1,506,350

			6,084,833
Capital goods (0.8%)
Allison Transmission bank term loan FRN Ser. B3, 3 3/4s, 2019		1,481,316	1,490,112

Beechcraft Holdings, LLC bank term loan FRN Ser. B,
5 3/4s, 2020		500,000	504,167

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020		715,000	715,082

38 Absolute Return 300 Fund

SENIOR LOANS (9.0%)* [c] cont.		Principal amount	Value

Capital goods cont.
Generac Holdings, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020		$748,125	$744,852

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B,
4 3/4s, 2018		594,000	598,010

Silver II Borrower SCA bank term loan FRN 4s,
2019 (Luxembourg)		496,250	495,078

SRAM, LLC bank term loan FRN Ser. B, 4s, 2020		1,214,030	1,205,936

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020		498,744	498,744

WESCO International, Inc. bank term loan FRN 4 1/2s, 2019		963,929	968,507

			7,220,488
Communication services (1.1%)
Asurion, LLC/CA bank term loan FRN Ser. B1, 4 1/2s, 2019		1,571,974	1,569,764

Charter Communications Operating, LLC bank term loan FRN
Ser. E, 3s, 2020		1,496,250	1,479,927

Cricket Communications, Inc. bank term loan FRN Ser. C,
4 3/4s, 2020		1,496,250	1,501,628

Crown Castle Operating Co. bank term loan FRN Ser. B,
3 1/4s, 2019		982,565	979,550

Intelsat Jackson Holdings SA bank term loan FRN 4 1/4s,
2018 (Bermuda)		1,419,814	1,425,392

Level 3 Financing, Inc. bank term loan FRN Ser. B, 4s, 2020		1,000,000	1,004,000

SBA Senior Finance II, LLC bank term loan FRN Ser. B,
3 3/4s, 2018		180,529	180,379

Virgin Media Investment Holdings, Ltd. bank term loan FRN
Ser. B, 3 1/2s, 2020 (United Kingdom)		1,500,000	1,498,542

Windstream Holdings, Inc. bank term loan FRN Ser. B3, 4s, 2019		246,875	247,677

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019		658,333	660,967

			10,547,826
Consumer cyclicals (2.3%)
Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018		955,350	960,468

American Casino & Entertainment Properties, LLC bank term
loan FRN 6s, 2020		847,875	857,060

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B2, 4 1/4s, 2017		217,091	217,815

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.488s, 2018		597,033	559,636

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017		825,407	831,081

Chrysler Group, LLC bank term loan FRN Ser. B, 4 1/4s, 2017		331,638	334,123

CityCenter Holdings, LLC bank term loan FRN Ser. B, 5s, 2020		650,000	655,146

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018		726,468	731,160

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 6s, 2016	CAD	2,046,098	1,957,495

Hilton Worldwide Finance, LLC bank term loan FRN
Ser. B, 4s, 2020		$1,500,000	1,508,250

Hudson’s Bay Co. bank term loan FRN 4 3/4s, 2020 (Canada)		1,500,000	1,518,563

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018		683,495	682,855

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018		384,038	371,636

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018		1,196,365	1,195,617

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020		895,500	897,732

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020		960,000	965,200

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		83,902	84,252

Absolute Return 300 Fund 39

SENIOR LOANS (9.0%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Peninsula Gaming, LLC bank term loan FRN Ser. B, 4 1/4s, 2017	$969,394	$971,817

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017	972,500	975,236

Realogy Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2020	1,492,500	1,504,937

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019	990,000	995,363

Serta Simmons Holdings, LLC bank term loan FRN 5s, 2019	185,674	186,835

Tribune Co. bank term loan FRN Ser. B, 4s, 2019	709,638	709,460

Univision Communications, Inc. bank term loan FRN Ser. C1,
4 1/2s, 2020	791,000	793,348

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019	1,440,000	1,425,600

		21,890,685
Consumer staples (0.9%)
Affinion Group, Inc. bank term loan FRN 6 1/2s, 2016	969,896	957,923

Del Monte Corp. bank term loan FRN Ser. B, 4s, 2018	446,302	446,525

DineEquity, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2017	243,038	244,383

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020	857,850	863,500

Landry’s, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	1,477,330	1,487,179

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp.
bank term loan FRN Ser. G, 3 1/4s, 2020	995,000	993,046

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4s, 2017	1,250,000	1,256,641

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	1,000,000	1,007,188

Sprouts Farmers Market, Inc. bank term loan FRN 4s, 2020	511,786	513,065

US Foods, Inc. bank term loan FRN 4 1/2s, 2019	997,500	997,500

		8,766,950
Energy (0.7%)
EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018	856,667	856,667

EXCO Resources, Inc. bank term loan FRN Ser. B, 5s, 2019	1,246,875	1,248,434

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018	1,000,000	1,006,400

Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	411,115	406,918

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s,
2020 (Canada)	1,453,658	1,460,017

Vantage Drilling Co. bank term loan FRN Ser. B, 6 1/4s, 2017	1,263,500	1,275,608

		6,254,044
Financials (0.4%)
iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R	324,315	325,430

Nuveen Investments, Inc. bank term loan FRN 4.168s, 2017	1,500,000	1,489,500

USI Insurance Services, LLC bank term loan FRN Ser. B, 5s, 2019	1,488,750	1,492,844

Walter Investment Management Corp. bank term loan FRN
5 3/4s, 2017	481,013	485,372

		3,793,146
Health care (1.2%)
Emergency Medical Services Corp. bank term loan FRN
Ser. B, 4s, 2018	482,263	483,038

Fresenius US Finance I, Inc. bank term loan FRN Ser. B,
2.248s, 2019	1,000,000	996,563

HCA, Inc. bank term loan FRN Ser. B4, 2.929s, 2018	1,000,000	1,001,779

Health Management Associates, Inc. bank term loan FRN Ser. B,
3 1/2s, 2018	1,488,578	1,487,183

Iasis Healthcare, LLC /Iasis Capital Corp. bank term loan FRN
Ser. B, 4 1/2s, 2018	980,443	985,825

40 Absolute Return 300 Fund

SENIOR LOANS (9.0%)* [c] cont.		Principal amount	Value

Health care cont.
Kinetic Concepts, Inc. bank term loan FRN Ser. D1, 4 1/2s, 2018		$895,956	$902,003

Multiplan, Inc. bank term loan FRN Ser. B, 4s, 2017		700,291	704,668

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B,
4 1/4s, 2019		371,257	371,717

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 4 1/4s, 2018		1,061,181	1,067,145

Quintiles Transnational Corp. bank term loan FRN
Ser. B2, 4s, 2018		981,744	983,789

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. C2, 3 3/4s, 2019		740,625	746,026

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. D2, 3 3/4s, 2019		740,625	746,026

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. E, 4 1/2s, 2020		595,500	602,795

			11,078,557
Technology (0.5%)
Ceridian Corp. bank term loan FRN Ser. B, 4.42s, 2017		1,500,000	1,504,376

Dell, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020		1,500,000	1,490,625

Epicor Software Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		840,560	844,763

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019		950,228	952,604

			4,792,368
Transportation (0.1%)
Livingston International, Inc. bank term loan FRN 5s,
2019 (Canada)		1,496,250	1,492,509

			1,492,509
Utilities and power (0.4%)
AES Corp. (VA) bank term loan FRN Ser. B, 3 3/4s, 2018		992,500	998,083

Calpine Construction Finance Co., LP bank term loan FRN
Ser. B, 3s, 2020		598,500	590,271

Energy Transfer Equity L.P. bank term loan FRN Ser. B,
3 3/4s, 2017		578,250	580,177

NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018		1,492,500	1,489,787

			3,658,318

Total senior loans (cost $85,252,058)			$85,579,724

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (3.9%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		$2,810,000	$2,451,725

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		9,520,000	9,020,200

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s,
2021 (Brazil)		1,710,000	1,864,550

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)		350,000	373,625

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)		960,000	1,018,800

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2042 (Greece) ††	EUR	255,500	172,079

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2041 (Greece) ††	EUR	185,500	126,055

Absolute Return 300 Fund	41

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (3.9%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2040 (Greece) ††	EUR	255,500	$174,039

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2039 (Greece) ††	EUR	405,500	277,079

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2038 (Greece) ††	EUR	1,445,500	982,432

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2037 (Greece) ††	EUR	335,500	226,537

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2036 (Greece) ††	EUR	665,500	450,589

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2035 (Greece) ††	EUR	915,500	623,163

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2034 (Greece) ††	EUR	555,500	383,058

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2033 (Greece) ††	EUR	255,500	178,295

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2032 (Greece) ††	EUR	585,500	415,702

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2031 (Greece) ††	EUR	115,500	83,525

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2030 (Greece) ††	EUR	1,645,500	1,216,621

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2029 (Greece) ††	EUR	185,500	140,323

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2028 (Greece) ††	EUR	915,500	709,217

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2027 (Greece) ††	EUR	185,500	147,700

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2026 (Greece) ††	EUR	785,500	646,146

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2025 (Greece) ††	EUR	2,645,500	2,240,104

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2024 (Greece) ††	EUR	245,500	213,710

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI,
stepped-coupon 2s (3s, 2/24/15), 2023 (Greece) ††	EUR	1,135,500	1,040,818

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s,
2023 (Indonesia)		$1,690,000	1,516,200

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)	EUR	2,365,000	3,626,045

Korea Development Bank sr. unsec. unsub. notes 4s, 2016
(South Korea)		$2,000,000	2,131,468

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)		815,000	891,406

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s,
2017 (Portugal)	EUR	755,000	1,001,769

Russia (Federation of) 144A sr. unsec. notes 4 1/2s,
2022 (Russia)		$450,000	467,438

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s,
2030 (Russia)		303,875	362,219

42 Absolute Return 300 Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (3.9%)* cont.		Principal amount	Value

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)	EUR	755,000	$1,142,239

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s,
2017 (Ukraine)		$935,000	898,574

Total foreign government and agency bonds and notes (cost $35,503,862)			$37,213,450

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International
2.88/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.88	$60,737,000	$1,049,536

(3.08)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/3.08	60,737,000	607

Total purchased swap options outstanding (cost $1,050,750)			$1,050,143

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (—%)*	strike price	amount	Value

Federal National Mortgage Association 30 yr 3s TBA
commitments (Call)	Dec-13/$98.52	$14,000,000	$105,700

Federal National Mortgage Association 30 yr 3s TBA
commitments (Call)	Dec-13/98.59	14,000,000	99,820

Total purchased options outstanding (cost $220,391)			$205,520

SHORT-TERM INVESTMENTS (22.2%)*	Principal amount/shares		Value

CBS Corp. commercial paper with a yield of 0.280%,
November 4, 2013		$2,000,000	$1,999,953

ConAgra Foods, Inc. commercial paper with a yield of 0.350%,
November 1, 2013		3,500,000	3,500,000

CRC Funding, LLC commercial paper with a yield of 0.502%,
August 1, 2014		3,000,000	2,989,679

DCP Midstream, LLC 144A commercial paper with a yield
of 0.600%, November 1, 2013		3,000,000	3,000,000

Interest in $45,000,000 joint tri-party repurchase agreement dated 10/31/13 with BNP Paribas Securities Corp. due
11/1/13 — maturity value of $4,600,020 for an effective yield of 0.16% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.7002% to 7.75% and due dates
ranging from 5/1/14 to 9/30/43, valued at $47,250,001)		4,600,000	4,600,000

Molson Coors Brewing Co. commercial paper with a yield
of 0.420%, November 27, 2013		2,500,000	2,499,242

NiSource Finance Corp. commercial paper with a yield
of 0.700%, November 26, 2013		2,100,000	2,098,979

Putnam Money Market Liquidity Fund 0.07% L	shares	73,136,172	73,136,172

Putnam Short Term Investment Fund 0.07% L	shares	47,874,172	47,874,172

SSgA Prime Money Market Fund 0.02% P	shares	1,470,000	1,470,000

Textron, Inc. commercial paper with a yield of 0.700%,
November 22, 2013		$1,000,000	999,592

U.S. Treasury Bills with an effective yield of 0.130%,
August 21, 2014 # ∆ §		50,000,000	49,968,450

U.S. Treasury Bills with an effective yield of 0.120%,
December 12, 2013		7,500,000	7,498,932

Absolute Return 300 Fund 43

SHORT-TERM INVESTMENTS (22.2%)* cont.	Principal amount	Value

Whirlpool Corp. commercial paper with a yield of 0.681%,
December 12, 2013	$3,500,000	$3,497,289

Wyndham Worldwide Corp. commercial paper with a yield
of 0.750%, November 6, 2013	1,500,000	1,499,844

Wyndham Worldwide Corp. commercial paper with a yield
of 0.500%, November 1, 2013	3,500,000	3,500,000

Total short-term investments (cost $210,108,879)		$210,132,304

TOTAL INVESTMENTS

Total investments (cost $1,050,555,751)		$1,068,265,066

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $947,904,075.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

44 Absolute Return 300 Fund

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $181,386,087 to cover certain derivatives contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $423,562,540)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	1/3/14	$3,090,941	$3,162,276	$(71,335)

	Chilean Peso	Buy	1/16/14	5,663,409	5,795,098	(131,689)

	Euro	Buy	12/18/13	2,376,784	2,366,555	10,229

	Euro	Sell	12/18/13	2,376,784	2,391,318	14,534

	Singapore Dollar	Sell	11/20/13	3,769,474	3,667,803	(101,671)

	Swiss Franc	Sell	12/18/13	2,182,863	2,106,593	(76,270)

Barclays Bank PLC
	Australian Dollar	Buy	1/16/14	1,647,411	1,693,903	(46,492)

	Brazilian Real	Buy	1/3/14	7,024,681	7,171,717	(147,036)

	British Pound	Buy	12/18/13	4,722,054	4,731,802	(9,748)

	British Pound	Sell	12/18/13	4,722,054	4,710,430	(11,624)

	Canadian Dollar	Sell	1/16/14	5,318,017	5,338,668	20,651

	Czech Koruna	Sell	12/18/13	2,352,053	2,386,946	34,893

	Euro	Sell	12/18/13	9,630,159	9,666,204	36,045

	Hungarian Forint	Buy	12/18/13	2,143,902	2,124,012	19,890

Absolute Return 300 Fund 45

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $423,562,540) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.
	Japanese Yen	Sell	11/20/13	$1,657,599	$1,613,606	$(43,993)

	Mexican Peso	Sell	1/16/14	2,013,232	2,044,211	30,979

	Norwegian Krone	Buy	12/18/13	4,531,863	4,480,791	51,072

	Polish Zloty	Buy	12/18/13	8,337,949	8,443,357	(105,408)

	Singapore Dollar	Sell	11/20/13	7,119,366	7,094,738	(24,628)

	Swiss Franc	Sell	12/18/13	2,641,729	2,558,285	(83,444)

	Turkish Lira	Buy	12/18/13	1,401,553	1,424,351	(22,798)

Citibank, N.A.
	Australian Dollar	Buy	1/16/14	568,608	566,419	2,189

	Brazilian Real	Buy	1/3/14	5,536,800	5,683,110	(146,310)

	British Pound	Sell	12/18/13	2,368,240	2,374,861	6,621

	Canadian Dollar	Sell	1/16/14	3,367,963	3,373,914	5,951

	Euro	Buy	12/18/13	4,649,150	4,597,312	51,838

	Euro	Sell	12/18/13	4,649,150	4,658,137	8,987

	Japanese Yen	Buy	11/20/13	146,318	177,338	(31,020)

	New Taiwan Dollar	Sell	11/20/13	4,217,153	4,227,893	10,740

	Swiss Franc	Sell	12/18/13	4,271,572	4,139,898	(131,674)

Credit Suisse International
	British Pound	Buy	12/18/13	4,436,743	4,403,975	32,768

	Canadian Dollar	Sell	1/16/14	2,305,967	2,329,709	23,742

	Czech Koruna	Sell	12/18/13	2,352,053	2,365,656	13,603

	Euro	Sell	12/18/13	3,511,405	3,575,746	64,341

	Japanese Yen	Buy	11/20/13	2,129,172	2,165,867	(36,695)

	Japanese Yen	Sell	11/20/13	2,129,172	2,109,890	(19,282)

	Mexican Peso	Sell	1/16/14	1,248,654	1,282,944	34,290

	New Zealand Dollar	Buy	1/16/14	2,296,176	2,367,649	(71,473)

	Norwegian Krone	Buy	12/18/13	2,403,033	2,440,940	(37,907)

	Singapore Dollar	Sell	11/20/13	5,932,832	5,940,341	7,509

	South Korean Won	Buy	11/20/13	5,222,284	5,185,520	36,764

	Swedish Krona	Buy	12/18/13	808,676	790,610	18,066

	Swiss Franc	Sell	12/18/13	2,577,011	2,495,383	(81,628)

Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	121,717	174,528	(52,811)

	Canadian Dollar	Sell	1/16/14	1,189,695	1,189,286	(409)

	Euro	Sell	12/18/13	6,125,271	6,088,869	(36,402)

	Japanese Yen	Sell	11/20/13	2,290,192	2,292,946	2,754

	Norwegian Krone	Buy	12/18/13	2,342,625	2,426,500	(83,875)

	Polish Zloty	Buy	12/18/13	3,601,367	3,667,226	(65,859)

	Swiss Franc	Sell	12/18/13	2,868,956	2,769,565	(99,391)

Goldman Sachs International
	Australian Dollar	Buy	1/16/14	2,337,830	2,319,176	18,654

	British Pound	Buy	12/18/13	2,405	87,036	(84,631)

46 Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $423,562,540) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.
	Canadian Dollar	Sell	1/16/14	$1,029,735	$1,018,782	$(10,953)

	Chilean Peso	Buy	1/16/14	5,663,409	5,795,912	(132,503)

	Euro	Buy	12/18/13	3,590,432	3,518,121	72,311

	Euro	Sell	12/18/13	3,590,432	3,508,114	(82,318)

	Japanese Yen	Sell	11/20/13	533,706	476,557	(57,149)

HSBC Bank USA, National Association
	British Pound	Buy	12/18/13	35,904	26,495	9,409

	Chinese Yuan	Buy	11/20/13	471,347	521,070
	(Offshore)					(49,723)

	Euro	Buy	12/18/13	2,367,279	2,360,442	6,837

	Euro	Sell	12/18/13	2,367,279	2,327,878	(39,401)

	New Taiwan Dollar	Sell	11/20/13	4,217,156	4,216,980	(176)

	Swedish Krona	Buy	12/18/13	2,303,797	2,281,118	22,679

	Swedish Krona	Sell	12/18/13	2,303,797	2,330,435	26,638

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	2,276,031	2,268,489	7,542

	Brazilian Real	Buy	1/3/14	5,201,001	5,337,014	(136,013)

	British Pound	Buy	12/18/13	7,511,527	7,509,144	2,383

	British Pound	Sell	12/18/13	7,511,527	7,430,118	(81,409)

	Canadian Dollar	Sell	1/16/14	843,068	851,873	8,805

	Czech Koruna	Buy	12/18/13	1,414,242	1,395,284	18,958

	Czech Koruna	Sell	12/18/13	1,414,242	1,374,248	(39,994)

	Euro	Sell	12/18/13	3,671,496	3,705,206	33,710

	Hungarian Forint	Buy	12/18/13	2,579,586	2,615,916	(36,330)

	Japanese Yen	Sell	11/20/13	68,496	99,513	31,017

	Malaysian Ringgit	Buy	11/20/13	5,741,814	5,687,588	54,226

	Malaysian Ringgit	Sell	11/20/13	5,741,814	5,501,144	(240,670)

	Mexican Peso	Sell	1/16/14	1,976,559	1,993,880	17,321

	New Taiwan Dollar	Sell	11/20/13	7,729,792	7,719,769	(10,023)

	New Zealand Dollar	Buy	1/16/14	2,296,176	2,367,551	(71,375)

	Norwegian Krone	Buy	12/18/13	2,364,427	2,395,308	(30,881)

	Polish Zloty	Buy	12/18/13	6,802,938	6,845,020	(42,082)

	Singapore Dollar	Sell	11/20/13	5,932,912	5,902,581	(30,331)

	South Korean Won	Buy	11/20/13	7,370,682	7,345,654	25,028

	Swiss Franc	Buy	12/18/13	2,357,060	2,347,896	9,164

	Swiss Franc	Sell	12/18/13	2,407,445	2,337,326	(70,119)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	4,702,279	4,687,060	15,219

	Australian Dollar	Sell	1/16/14	4,666,818	4,705,674	38,856

	Brazilian Real	Buy	1/3/14	5,536,800	5,664,098	(127,298)

	Canadian Dollar	Sell	1/16/14	2,339,759	2,368,388	28,629

	Euro	Sell	12/18/13	3,796,690	3,680,916	(115,774)

	Hungarian Forint	Buy	12/18/13	2,143,902	2,124,311	19,591

Absolute Return 300 Fund 47

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $423,562,540) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.
	Japanese Yen	Sell	11/20/13	$2,445,676	$2,404,896	$(40,780)

	Mexican Peso	Sell	1/16/14	2,315,340	2,344,371	29,031

	Swedish Krona	Buy	12/18/13	1,613,498	1,629,192	(15,694)

State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	2,345,919	2,326,827	19,092

	Brazilian Real	Buy	1/3/14	6,101,720	6,249,940	(148,220)

	British Pound	Buy	12/18/13	2,364,874	2,395,871	(30,997)

	Czech Koruna	Buy	12/18/13	1,414,242	1,395,356	18,886

	Czech Koruna	Sell	12/18/13	1,414,242	1,375,105	(39,137)

	Euro	Sell	12/18/13	6,318,900	6,334,506	15,606

	Japanese Yen	Sell	11/20/13	3,423,061	3,417,110	(5,951)

	New Taiwan Dollar	Sell	11/20/13	7,729,796	7,719,116	(10,680)

	New Zealand Dollar	Buy	1/16/14	2,296,176	2,350,368	(54,192)

	Norwegian Krone	Buy	12/18/13	469,518	439,377	30,141

	Polish Zloty	Buy	12/18/13	4,736,615	4,775,256	(38,641)

	Singapore Dollar	Sell	11/20/13	6,209,923	6,133,395	(76,528)

	South Korean Won	Buy	11/20/13	8,791,939	8,727,398	64,541

	Swedish Krona	Buy	12/18/13	2,344,140	2,365,564	(21,424)

	Swiss Franc	Sell	12/18/13	2,014,510	1,873,481	(141,029)

UBS AG
	Australian Dollar	Buy	1/16/14	25,020	26,608	(1,588)

	British Pound	Buy	12/18/13	2,440,850	2,459,183	(18,333)

	Canadian Dollar	Sell	1/16/14	2,235,608	2,242,204	6,596

	Czech Koruna	Sell	12/18/13	4,625,867	4,656,168	30,301

	Euro	Sell	12/18/13	5,274,984	5,322,691	47,707

	Hungarian Forint	Buy	12/18/13	2,579,585	2,642,426	(62,841)

	Japanese Yen	Buy	11/20/13	4,672,490	4,707,046	(34,556)

	Japanese Yen	Sell	11/20/13	4,672,490	4,651,857	(20,633)

	Mexican Peso	Sell	1/16/14	1,354,351	1,388,499	34,148

	New Zealand Dollar	Buy	1/16/14	2,296,258	2,350,559	(54,301)

	Norwegian Krone	Buy	12/18/13	2,344,956	2,402,908	(57,952)

	Singapore Dollar	Sell	11/20/13	6,505,933	6,425,853	(80,080)

	Swedish Krona	Buy	12/18/13	2,428,386	2,411,873	16,513

	Swiss Franc	Sell	12/18/13	739,454	554,623	(184,831)

	Turkish Lira	Buy	12/18/13	2,091,372	2,124,759	(33,387)

	Turkish Lira	Sell	12/18/13	2,091,372	2,083,619	(7,753)

WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	2,282,332	2,310,861	(28,529)

	Euro	Sell	12/18/13	90,569	128,652	38,083

	Japanese Yen	Buy	11/20/13	1,272,485	1,271,538	947

	Japanese Yen	Sell	11/20/13	1,272,485	1,259,703	(12,782)

Total						$(3,123,839)

48 Absolute Return 300 Fund

FUTURES CONTRACTS OUTSTANDING at 10/31/13

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Short)	9	$1,531,012	Dec-13	$(27,889)

Euro-Bund 10 yr (Short)	192	37,017,677	Dec-13	(903,407)

Euro-Buxl 30 yr (Short)	13	2,225,405	Dec-13	(50,522)

Japanese Government Bond
10 yr (Short)	1	1,475,338	Dec-13	(23,497)

Japanese Government Bond
10 yr Mini (Short)	9	1,327,347	Dec-13	(20,631)

U.K. Gilt 10 yr (Long)	150	26,759,129	Dec-13	284,684

U.S. Treasury Note 5 yr (Short)	304	36,993,000	Dec-13	(250,726)

U.S. Treasury Note 10 yr (Long)	39	4,967,016	Dec-13	(17,137)

Total				$(1,009,125)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/13 (premiums $1,050,759)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International
2.98/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	$42,924,000	$3,005

(2.98)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	42,924,000	1,122,892

Total			$1,125,897

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/13
Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Credit Suisse International
(2.70625)/3 month USD-LIBOR-BBA/
Dec-23 (Written)	Dec-13/2.70625	$12,600,000	$6,804

(2.7165)/3 month USD-LIBOR-BBA/
Dec-23 (Written)	Dec-13/2.7165	12,600,000	756

Total			$7,560

TBA SALE COMMITMENTS OUTSTANDING at 10/31/13 (proceeds receivable $83,014,356)
	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s,
November 1, 2043	$63,000,000	11/13/13	$67,439,534

Federal National Mortgage Association, 4s,
November 1, 2043	1,000,000	11/13/13	1,053,594

Federal National Mortgage Association, 3 1/2s,
November 1, 2043	14,000,000	11/13/13	14,366,407

Total			$82,859,535

Absolute Return 300 Fund 49

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
CAD	8,511,000	$—	10/31/23	2.9075%	3 month CAD-	$(13,915)
					BA-CDOR

Barclays Bank PLC
EUR	81,659,000 E	—	8/3/17	1 month EUR-	1.41727%	465,443
				EONIA-OIS-
				COMPOUND

GBP	2,816,000	—	8/15/31	3.60%	6 month GBP-	(345,315)
					LIBOR-BBA

Credit Suisse International
AUD	9,803,000	—	4/26/23	6 month AUD-BBR-	3.8725%	(385,268)
				BBSW

AUD	5,373,000	—	5/10/23	6 month AUD-BBR-	3.73%	(248,898)
				BBSW

AUD	4,904,000	—	5/23/23	3.88%	6 month AUD-	173,350
					BBR-BBSW

AUD	5,203,000	—	8/26/23	6 month AUD-BBR-	4.52%	54,716
				BBSW

CHF	5,931,000	—	5/3/23	1.0075%	6 month CHF-	188,160
					LIBOR-BBA

CHF	5,931,000	—	5/3/23	1.01875%	6 month CHF-	181,138
					LIBOR-BBA

CHF	3,733,000	—	9/19/23	6 month CHF-	1.6025%	78,331
				LIBOR-BBA

CHF	4,374,000	—	10/14/23	1.535%	6 month CHF-	(52,863)
					LIBOR-BBA

CHF	2,908,000	—	10/22/23	6 month CHF-	1.51875%	28,569
				LIBOR-BBA

Goldman Sachs International
AUD	4,582,000	—	5/1/23	3.775%	6 month AUD-	195,156
					BBR-BBSW

AUD	16,579,000	—	4/26/23	6 month AUD-BBR-	3.8825%	(639,013)
				BBSW

AUD	3,135,000	—	5/27/23	3.955%	6 month AUD-	92,800
					BBR-BBSW

AUD	1,142,000	—	9/27/23	4.3625%	6 month AUD-	4,539
					BBR-BBSW

CAD	3,576,000	—	5/30/23	2.534%	3 month CAD-	70,912
					BA-CDOR

CHF	16,175,000	—	5/2/23	6 month CHF-	1.008%	(511,588)
				LIBOR-BBA

CHF	4,771,000	—	5/13/23	1.0325%	6 month CHF-	142,512
					LIBOR-BBA

CHF	3,863,000	—	5/16/23	1.065%	6 month CHF-	102,659
					LIBOR-BBA

CHF	3,984,000	—	8/12/23	1.495%	6 month CHF-	(49,338)
					LIBOR-BBA

50 Absolute Return 300 Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
CHF	2,350,000	$—	7/1/23	6 month CHF-	1.5175%	$41,486
				LIBOR-BBA

CHF	8,600,000	—	7/2/23	6 month CHF-	1.515%	149,297
				LIBOR-BBA

CHF	8,600,000	—	7/3/23	6 month CHF-	1.5275%	160,405
				LIBOR-BBA

CHF	3,522,000	—	9/3/23	6 month CHF-	1.585%	71,401
				LIBOR-BBA

CHF	8,723,000	—	10/21/23	6 month CHF-	1.55%	114,428
				LIBOR-BBA

EUR	296,189,000 E	—	8/6/17	1 month EUR-	1.102%	422,660
				EONIA-OIS-
				COMPOUND

EUR	74,426,000	—	8/30/14	1 year EUR-EONIA-	0.11%	(11,809)
				OIS-COMPOUND

EUR	74,426,000	—	8/30/14	0.309%	3 month EUR-	(59,223)
					EURIBOR-
					REUTERS

EUR	74,426,000	—	8/31/14	1 year EUR-EONIA-	0.11%	(11,809)
				OIS-COMPOUND

EUR	74,426,000	—	8/31/14	0.314%	3 month EUR-	(64,143)
					EURIBOR-
					REUTERS

EUR	74,426,000	—	9/3/14	1 year EUR-EONIA-	0.086%	(37,100)
				OIS-COMPOUND

EUR	74,426,000	—	9/3/14	0.283%	3 month EUR-	(31,953)
					EURIBOR-
					REUTERS

GBP	2,816,000	—	9/23/31	6 month GBP-	3.1175%	14,320
				LIBOR-BBA

KRW	7,150,000,000	—	7/12/18	3.07%	3 month KRW-	(28,989)
					CD-KSDA-
					BLOOMBERG

KRW	16,990,000,000	—	7/12/15	3 month KRW-CD-	2.771%	4,831
				KSDA-BLOOMBERG

SEK	11,362,000	—	10/14/23	2.84%	3 month SEK-	(28,854)
					STIBOR-SIDE

JPMorgan Chase Bank N.A.
CAD	16,294,000	—	2/26/18	3 month CAD-BA-	1.65%	(172,810)
				CDOR

CAD	2,585,000	—	8/6/23	3 month CAD-BA-	3.01625%	44,385
				CDOR

CAD	6,100,000	—	9/17/23	3 month CAD-BA-	3.23%	199,157
				CDOR

Absolute Return 300 Fund	51

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A. cont.
ZAR	153,621,000	$—	7/10/15	5.90%	3 month ZAR-	$(46,468)
					JIBAR-SAFEX

ZAR	69,125,000	—	7/10/18	3 month ZAR-	7.11%	54,948
				JIBAR-SAFEX

Total		$—				$316,247

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

GBP	4,975,000	$(104)	9/17/23	2.85375%	6 month GBP-	$(208,671)
					LIBOR-BBA

EUR	73,528,000 E	(393)	9/3/17	1.53%	1 month EUR-	(468,608)
					EONIA-OIS-
					COMPOUND

EUR	7,178,000	(67)	7/17/23	1.918%	6 month EUR-	(43,996)
					EURIBOR-
					REUTERS

EUR	5,492,000	(52)	7/17/23	1.906%	6 month EUR-	(25,204)
					EURIBOR-
					REUTERS

EUR	7,269,000	(69)	9/3/23	6 month EUR-	2.1825%	253,360
				EURIBOR-REUTERS

EUR	8,708,000	(85)	10/21/23	6 month EUR-	2.168%	243,420
				EURIBOR-REUTERS

JPY	980,216,000	(176)	7/12/43	2.024375%	6 month JPY-	(763,967)
					LIBOR-BBA

JPY	306,742,000	(56)	10/3/43	6 month JPY-	1.8425%	80,432
				LIBOR-BBA

JPY	4,717,089,000	(191)	7/12/18	6 month JPY-	0.5175%	472,262
				LIBOR-BBA

JPY	490,108,000	(89)	7/18/43	1.9825%	6 month JPY-	(326,890)
					LIBOR-BBA

JPY	2,358,545,000	(96)	7/18/18	6 month JPY-	0.4825%	192,757
				LIBOR-BBA

JPY	3,537,817,000	(145)	8/28/18	0.4475%	6 month JPY-	(211,092)
					LIBOR-BBA

JPY	738,080,000	(30)	10/3/18	0.403%	6 month JPY-	(24,288)
					LIBOR-BBA

JPY	368,090,000	(68)	10/15/43	6 month JPY-	1.73%	(12,989)
				LIBOR-BBA

EUR	8,600,000	(150)	9/12/23	2.33%	6 month EUR-	(454,508)
					EURIBOR-
					REUTERS

52 Absolute Return 300 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$1,159,000	$(73)	9/25/23	3 month USD-	2.92%	$29,728
				LIBOR-BBA

EUR	3,125,500	(56)	10/21/23	6 month EUR-	2.171%	88,536
				EURIBOR-REUTERS

EUR	2,249,000	(40)	9/19/23	2.215%	6 month EUR-	(84,175)
					EURIBOR-
					REUTERS

EUR	9,024,000	(164)	11/4/23	6 month EUR-	1.961%	(409)
				EURIBOR-REUTERS

GBP	2,454,000	(49)	7/31/23	2.44375%	6 month GBP-	29,358
					LIBOR-BBA

JPY	738,080,000	(61)	10/3/18	0.403%	6 month JPY-	(24,318)
					LIBOR-BBA

JPY	306,742,000	(106)	10/3/43	6 month JPY-	1.843%	80,788
				LIBOR-BBA

EUR	3,125,500	(56)	10/18/23	6 month EUR-	2.219%	108,911
				EURIBOR-REUTERS

EUR	8,423,000	(150)	10/15/23	6 month EUR-	2.155%	226,917
				EURIBOR-REUTERS

EUR	13,700,000	(242)	6/20/23	1.835%	6 month EUR-	23,457
					EURIBOR-
					Telerate

EUR	18,700,000 E	(272)	7/2/23	2.895%	6 month EUR-	(74,411)
					EURIBOR-
					Telerate

EUR	18,700,000 E	(273)	7/3/23	2.89%	6 month EUR-	(68,064)
					EURIBOR-
					REUTERS

EUR	47,128,000	(811)	7/15/23	1.945%	6 month EUR-	(458,750)
					EURIBOR-
					REUTERS

EUR	2,698,000	(47)	9/3/23	2.1735%	6 month EUR-	(90,981)
					EURIBOR-
					REUTERS

EUR	7,482,000 E	(111)	9/3/23	3.0925%	6 month EUR-	(99,564)
					EURIBOR-
					REUTERS

EUR	16,398,000	(298)	11/4/23	6 month EUR-	1.95%	(23,787)
				EURIBOR-REUTERS

GBP	62,200,000 E	(378)	10/23/16	6 month GBP-	1.645%	44,501
				LIBOR-BBA

GBP	2,863,000	(59)	8/8/23	2.5975%	6 month GBP-	(27,463)
					LIBOR-BBA

GBP	8,800,000	(163)	10/23/20	2.144%	6 month GBP-	(25,367)
					LIBOR-BBA

	$679,048,300 E	1,508,099	12/18/15	3 month USD-	0.75%	(2,389,637)
				LIBOR-BBA

Absolute Return 300 Fund	53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$260,391,900 E	$2,688,594	12/18/18	3 month USD-	2.05%	$(4,065,971)
				LIBOR-BBA

	28,623,000 E	(147,046)	12/18/43	3 month USD-	3.85%	1,177,340
				LIBOR-BBA

	128,223,600 E	1,729,319	12/18/23	3 month USD-	3.15%	(3,117,533)
				LIBOR-BBA

	28,650,000 E	(43,942)	12/18/15	3 month USD-	0.65%	63,496
				LIBOR-BBA

	74,292,000 E	628,555	12/18/18	1.95%	3 month USD-	(935,292)
					LIBOR-BBA

	9,958,000 E	273,006	12/18/23	3.05%	3 month USD-	(12,291)
					LIBOR-BBA

EUR	4,354,000	(79)	10/22/23	6 month EUR-	2.125%	97,485
				EURIBOR-REUTERS

EUR	8,701,000	(158)	11/1/23	6 month EUR-	1.997%	43,198
				EURIBOR-REUTERS

GBP	1,981,000	(40)	8/6/23	2.581%	6 month GBP-	(14,905)
					LIBOR-BBA

GBP	62,200,000 E	(377)	10/21/16	6 month GBP-	1.75%	127,279
				LIBOR-BBA

GBP	8,800,000	(134)	10/21/20	2.222%	6 month GBP-	(100,879)
					LIBOR-BBA

Total		$6,630,617				$(10,770,785)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,214,823	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$(22,956)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Barclays Bank PLC
979,577	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,175
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

222,861	—	1/12/41	5.00% (1 month	Synthetic MBX Index	460
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

3,737,849	—	1/12/40	4.50% (1 month	Synthetic MBX Index	14,332
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,814,580	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(37,661)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

54 Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$6,767,796	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$15,029
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,986,601	—	1/12/41	5.00% (1 month	Synthetic MBX Index	15,163
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

22,316,846	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(196,209)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

8,196,695	—	1/12/41	5.00% (1 month	Synthetic MBX Index	20,760
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,038,627	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,696
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,932,990	—	1/12/40	4.00% (1 month	Synthetic MBX Index	15,967
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,519,313	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,848
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,326,984	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(21,756)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

19,371,158	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(170,310)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

19,705,494	—	1/12/41	5.00% (1 month	Synthetic MBX Index	49,909
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,796,844	—	1/12/40	4.00% (1 month	Synthetic MBX Index	47,883
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

677,539	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(13,723)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

443,074	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,157)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,429,871	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(21,363)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,045,288	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,647
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,038,627	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,696
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Absolute Return 300 Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$14,167,176	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(124,557)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

10,281,863	—	1/12/40	4.00% (1 month	Synthetic MBX Index	84,930
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

8,176,122	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(71,884)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

18,216,698	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(255,121)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,465,988	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(90,555)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,632,301	—	1/12/40	4.50% (1 month	Synthetic MBX Index	6,258
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,209,066	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,685
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,565,781	—	1/12/40	4.50% (1 month	Synthetic MBX Index	29,008
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

33,658,868	—	1/12/41	5.00% (1 month	Synthetic MBX Index	85,250
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

8,322,798	—	1/12/41	5.00% (1 month	Synthetic MBX Index	21,080
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

420,850	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,066
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

858,458	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,906
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,783,969	—	1/12/40	5.00% (1 month	Synthetic MBX Index	6,182
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,018,298	—	1/12/40	5.00% (1 month	Synthetic MBX Index	4,482
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

715,543	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(1,631)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

757,253	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(6,658)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

56 Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$19,268,596	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(169,409)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

24,844,284	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(56,638)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

13,763,300	—	1/12/38	6.50% (1 month	Synthetic MBX Index	121,006
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

17,745,971	—	1/12/39	6.00% (1 month	Synthetic MBX Index	40,456
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,910,441	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(4,050)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,455,281	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,025)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,455,281	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,025)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,214,823	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(22,956)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,920,451	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(4,064)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

7,585,140	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(10,554)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,920,451	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(4,064)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,054,479	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(9,271)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,324,144	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(21,571)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,149,614	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,912
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

839,830	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(13,681)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

3,060,755	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(26,910)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Absolute Return 300 Fund	57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$1,542,762	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(7,511)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	3,877,233	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	54,300
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	5,830,892	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(8,113)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	3,438,300	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(30,229)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	4,689,107	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	87,370
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	3,733,191	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	70,546
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	4,895,333	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(43,040)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	5,151,077	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(45,288)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

EUR	2,698,000	—	9/3/23	1.875%	Eurostat Eurozone	34,258
					HICP excluding
					tobacco

Citibank, N.A.
	$1,695,047	—	1/12/41	5.00% (1 month	Synthetic MBX Index	4,293
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,406,884	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,563
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	922,156	—	1/12/41	(3.50%) 1 month	Synthetic TRS Index	9,987
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	9,943,625	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	201,394
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

Credit Suisse International
	2,025,751	—	1/12/41	5.00% (1 month	Synthetic MBX Index	5,131
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	23,114	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(324)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

58 Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$7,214,226	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(63,427)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

938,189	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(17,729)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,214,823	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(22,956)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,733,191	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	70,546
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

3,693,152	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	69,789
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

5,818,031	19,999	1/12/41	5.00% (1 month	Synthetic TRS Index	(77,182)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

5,814,919	909	1/12/41	(5.00%) 1 month	Synthetic TRS Index	111,659
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Deutsche Bank AG
7,214,226	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(63,427)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Goldman Sachs International
1,605,887	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,818)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

5,628,298	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(27,401)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,341,761	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(21,137)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,508,703	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(14,106)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

14,520,090	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(135,755)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

5,453,474	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(26,550)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

9,899,339	—	1/12/41	5.00% (1 month	Synthetic MBX Index	25,073
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Absolute Return 300 Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,367,743	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(47,165)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,310,505	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(62,558)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

6,984,690	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(93,460)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,984,690	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(93,460)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

699,810	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(9,801)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

6,743,137	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(59,285)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,533,275	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(22,272)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,624,814	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(15,191)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,748,811	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(25,700)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

312,496	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,521)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,654,478	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(69,058)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

10,574,364	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(214,169)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,889,545	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(27,016)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,726,053	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(16,138)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

5,778,964	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(54,030)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,254,554	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(6,108)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

60 Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$4,849,491	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(67,916)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

603,912	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(8,458)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

9,237,575	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(81,216)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

744,749	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,626)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,527,372	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,436)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

409,167	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,597)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,091,152	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(9,593)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,482,403	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,217)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,964,806	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(14,434)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,008,320	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(9,777)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

925,585	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(4,506)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

6,168,043	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(30,029)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

10,245,633	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(137,094)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,161,596	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	16,268
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,161,596	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	16,268
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,085,673	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	39,413
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

Absolute Return 300 Fund	61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$6,998,100	$—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	$98,007
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	922,156	—	1/12/41	3.50% (1 month	Synthetic TRS Index	(9,987)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	10,963,338	—	1/12/38	(6.50%) 1 month	Synthetic TRS Index	53,374
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	10,422,058	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(97,441)
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	1,508,796	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(21,130)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,475,077	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(27,874)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	1,214,823	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(22,956)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	1,878,127	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(26,303)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	453,625	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	8,572
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	2,027,629	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	28,397
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	2,027,629	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	28,397
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	18,054,000	—	8/9/18	2.2575%	USA Non Revised	79,438
					Consumer Price
					Index-Urban (CPI-U)

	18,054,000	—	8/15/18	2.225%	USA Non Revised	52,898
					Consumer Price
					Index-Urban (CPI-U)

	362,172	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	6,844
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

EUR	13,700,000	—	6/20/23	1.84%	Eurostat Eurozone	226,190
					HICP excluding
					tobacco

EUR	16,398,000	—	11/4/23	(1.825%)	Eurostat Eurozone	(35,378)
					HICP excluding
					tobacco

62 Absolute Return 300 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
$10,303,947	$—	1/12/39	(6.00%) 1 month	Synthetic TRS Index	$96,336
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

434,738	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	6,086
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

Total	$20,908				$(1,323,469)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA	BBB–/P	$11,962	$175,000	5/11/63	300 bp	$1,931
BBB Index

CMBX NA	BBB–/P	22,719	377,000	5/11/63	300 bp	1,111
BBB Index

CMBX NA	BBB–/P	46,609	755,000	5/11/63	300 bp	3,335
BBB Index

CMBX NA	BBB–/P	44,403	779,000	5/11/63	300 bp	(247)
BBB Index

Barclays Bank PLC
CMBX NA	BBB–/P	69,177	624,000	5/11/63	300 bp	33,411
BBB Index

Irish Gov’t, 4.50%,	—	(60,491)	755,000	9/20/17	(100 bp)	(61,048)
4/18/2020

Obrigacoes Do	—	(123,188)	755,000	9/20/17	(100 bp)	(58,679)
Tesouro, 5.45%,
9/23/13

Credit Suisse International
CMBX NA	BBB–/P	2,527	86,000	5/11/63	300 bp	(2,402)
BBB Index

CMBX NA	BBB–/P	28,614	295,000	5/11/63	300 bp	11,705
BBB Index

CMBX NA	BBB–/P	36,301	297,000	5/11/63	300 bp	19,278
BBB Index

CMBX NA	BBB–/P	5,913	309,000	5/11/63	300 bp	(11,798)
BBB Index

CMBX NA	BBB–/P	2,862	369,000	5/11/63	300 bp	(18,288)
BBB Index

CMBX NA	BBB–/P	37,649	473,000	5/11/63	300 bp	10,539
BBB Index

CMBX NA	BBB–/P	66,775	591,000	5/11/63	300 bp	32,901
BBB Index

CMBX NA	BBB–/P	39,799	605,000	5/11/63	300 bp	5,122
BBB Index

Absolute Return 300 Fund 63

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA	BBB–/P	$46,921	$606,000	5/11/63	300 bp	$12,187
BBB Index

CMBX NA	BBB–/P	48,354	606,000	5/11/63	300 bp	13,620
BBB Index

CMBX NA	BBB–/P	18,774	617,000	5/11/63	300 bp	(16,591)
BBB Index

CMBX NA	BBB–/P	10,889	618,000	5/11/63	300 bp	(24,533)
BBB Index

CMBX NA	BBB–/P	10,094	657,000	5/11/63	300 bp	(27,563)
BBB Index

CMBX NA	BBB–/P	8,580	739,000	5/11/63	300 bp	(33,777)
BBB Index

CMBX NA	BBB–/P	54,488	748,000	5/11/63	300 bp	11,615
BBB Index

CMBX NA	BBB–/P	82,769	1,080,000	5/11/63	300 bp	20,867
BBB Index

CMBX NA	BBB–/P	49,531	1,207,000	5/11/63	300 bp	(19,650)
BBB Index

CMBX NA	BBB–/P	14,108	181,000	5/11/63	300 bp	3,734
BBB Index

CMBX NA	BBB–/P	29,363	303,000	5/11/63	300 bp	11,996
BBB Index

CMBX NA	BBB–/P	27,670	318,000	5/11/63	300 bp	9,444
BBB Index

CMBX NA	BBB–/P	27,460	318,000	5/11/63	300 bp	9,234
BBB Index

CMBX NA	BBB–/P	97,926	919,000	5/11/63	300 bp	45,252
BBB Index

CMBX NA	BBB–/P	131,593	1,246,000	5/11/63	300 bp	60,175
BBB Index

Spain Gov’t, 5.50%,	—	(89,008)	755,000	9/20/17	(100 bp)	(74,206)
7/30/2017

Total		$801,143				$(31,325)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2013. Securities rated by Putnam are indicated by “/P.”

64 Absolute Return 300 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$146,910,338	$—

Foreign government and agency bonds and notes	—	37,213,450	—

Mortgage-backed securities	—	432,188,929	—

Purchased options outstanding	—	205,520	—

Purchased swap options outstanding	—	1,050,143	—

Senior loans	—	85,579,724	—

U.S. government and agency mortgage obligations	—	154,478,765	—

U.S. treasury obligations	—	505,893	—

Short-term investments	122,480,344	87,651,960	—

Totals by level	$122,480,344	$945,784,722	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(3,123,839)	$—

Futures contracts	(1,009,125)	—	—

Written swap options outstanding	—	(1,125,897)	—

Forward premium swap option contracts	—	7,560	—

TBA sale commitments	—	(82,859,535)	—

Interest rate swap contracts	—	(17,085,155)	—

Total return swap contracts	—	(1,344,377)	—

Credit default contracts	—	(832,468)	—

Totals by level	$(1,009,125)	$(106,363,711)	$—

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund 65

Statement of assets and liabilities 10/31/13

ASSETS

Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $929,545,407)	$947,254,722
Affiliated issuers (identified cost $121,010,344) (Note 5)	121,010,344

Cash	202,995

Foreign currency (cost $2,094) (Note 1)	2,093

Interest and other receivables	6,820,317

Receivable for shares of the fund sold	3,148,741

Receivable for investments sold	1,879,117

Receivable for sales of delayed delivery securities (Note 1)	151,249,825

Receivable for variation margin (Note 1)	881,411

Unrealized appreciation on forward premium swap option contracts (Note 1)	7,560

Unrealized appreciation on forward currency contracts (Note 1)	1,357,025

Unrealized appreciation on OTC swap contracts (Note 1)	5,488,243

Premium paid on OTC swap contracts (Note 1)	272,687

Total assets	1,239,575,080

LIABILITIES

Payable for investments purchased	8,211,350

Payable for purchases of delayed delivery securities (Note 1)	182,151,795

Payable for shares of the fund repurchased	1,653,870

Payable for compensation of Manager (Note 2)	220,441

Payable for investor servicing fees (Note 2)	95,578

Payable for Trustee compensation and expenses (Note 2)	97,878

Payable for distribution fees (Note 2)	258,985

Payable for variation margin (Note 1)	1,281,929

Unrealized depreciation on OTC swap contracts (Note 1)	6,526,790

Premium received on OTC swap contracts (Note 1)	1,094,738

Unrealized depreciation on forward currency contracts (Note 1)	4,480,864

Written options outstanding, at value (premiums $1,050,759) (Notes 1 and 3)	1,125,897

TBA sale commitments, at value (proceeds receivable $83,014,356) (Note 1)	82,859,535

Collateral on certain derivative contracts, at value (Note 1)	1,592,046

Other accrued expenses	19,309

Total liabilities	291,671,005

Net assets	$947,904,075

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$969,779,853

Undistributed net investment income (Note 1)	34,249,109

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(57,991,787)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,866,900

Total — Representing net assets applicable to capital shares outstanding	$947,904,075

(Continued on next page)

66 Absolute Return 300 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($497,067,354 divided by 45,974,424 shares)	$10.81

Offering price per class A share (100/99.00 of $10.81)*	$10.92

Net asset value and offering price per class B share ($12,854,065 divided by 1,195,603 shares)**	$10.75

Net asset value and offering price per class C share ($169,739,674 divided by 15,893,905 shares)**	$10.68

Net asset value and redemption price per class M share ($11,228,488 divided by 1,041,431 shares)	$10.78

Offering price per class M share (100/99.25 of $10.78)*	$10.86

Net asset value, offering price and redemption price per class R share
($824,127 divided by 76,507 shares)	$10.77

Net asset value, offering price and redemption price per class R5 share
($10,609 divided by 975 shares)	$10.88

Net asset value, offering price and redemption price per class R6 share
($2,572,684 divided by 236,512 shares)	$10.88

Net asset value, offering price and redemption price per class Y share
($253,607,074 divided by 23,367,189 shares)	$10.85

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund 67

Statement of operations Year ended 10/31/13

INVESTMENT INCOME

Interest (including interest income of $59,570 from investments in affiliated issuers) (Note 5)	$34,620,046

EXPENSES

Compensation of Manager (Note 2)	4,649,541

Investor servicing fees (Note 2)	400,211

Custodian fees (Note 2)	29,263

Trustee compensation and expenses (Note 2)	33,863

Distribution fees (Note 2)	3,072,773

Administrative services (Note 2)	12,614

Other	114,894

Fees waived and reimbursed by Manager (Note 2)	(535,221)

Total expenses	7,777,938

Expense reduction (Note 2)	(2,768)

Net expenses	7,775,170

Net investment income	26,844,876

Net realized gain on investments (Notes 1 and 3)	4,336,934

Net increase from payments by affiliates (Note 2)	11,167

Net realized gain on swap contracts (Note 1)	16,496,034

Net realized loss on futures contracts (Note 1)	(2,232,018)

Net realized gain on foreign currency transactions (Note 1)	3,519,916

Net realized gain on written options (Notes 1 and 3)	3,917,119

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(3,505,904)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the year	(17,230,251)

Net gain on investments	5,312,997

Net increase in net assets resulting from operations	$32,157,873

The accompanying notes are an integral part of these financial statements.

68 Absolute Return 300 Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Year ended 10/31/13	Year ended 10/31/12

Operations:
Net investment income	$26,844,876	$33,461,192

Net realized gain (loss) on investments
and foreign currency transactions	26,049,152	(93,671,197)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(20,736,155)	89,933,466

Net increase in net assets resulting from operations	32,157,873	29,723,461

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(7,528,663)	(7,704,865)

Class B	(179,939)	(126,092)

Class C	(1,212,514)	(738,438)

Class M	(165,473)	(159,111)

Class R	(8,407)	(5,792)

Class R5	(166)	—

Class R6	(169)	—

Class Y	(3,651,161)	(3,956,762)

Decrease from capital share transactions (Note 4)	(30,611,430)	(581,302,700)

Total decrease in net assets	(11,200,049)	(564,270,299)

NET ASSETS

Beginning of year	959,104,124	1,523,374,423

End of year (including undistributed net investment income
of $34,249,109 and $6,322,652, respectively)	$947,904,075	$959,104,124

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund 69

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
October 31, 2013	$10.58	.34	.05	.39	(.16)	—	(.16)	—	$10.81	3.73	$497,067	.78 [d]	3.13 [d]	246 [e]
October 31, 2012	10.38	.31	(.01)	.30	(.10)	—	(.10)	—	10.58	2.97	518,088	.82 [d]	2.94 [d]	238 [e]
October 31, 2011	10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	10.38	(1.72)	830,296	.87 [d]	3.55 [d]	188 [e]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.92	3.53	498,715	1.09	4.18	219 [e]
October 31, 2009†	10.00	.32	.33	.65	— [f]	—	— [f]	— [f]	10.65	6.52*	107,098	1.11*[d]	3.02*[d]	39*

Class B
October 31, 2013	$10.53	.31	.05	.36	(.14)	—	(.14)	—	$10.75	3.46	$12,854	.98 [d]	2.93 [d]	246 [e]
October 31, 2012	10.32	.28	.01	.29	(.08)	—	(.08)	—	10.53	2.86	13,859	1.02 [d]	2.71 [d]	238 [e]
October 31, 2011	10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	10.32	(2.03)	16,066	1.07 [d]	3.48 [d]	188 [e]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [f]	10.86	3.17	14,957	1.41	3.81	219 [e]
October 31, 2009†	10.00	.26	.34	.60	— [f]	—	— [f]	— [f]	10.60	6.01*	6,056	1.63*[d]	2.49*[d]	39*

Class C
October 31, 2013	$10.44	.25	.06	.31	(.07)	—	(.07)	—	$10.68	2.94	$169,740	1.53 [d]	2.39 [d]	246 [e]
October 31, 2012	10.24	.22	.01	.23	(.03)	—	(.03)	—	10.44	2.23	201,889	1.57 [d]	2.19 [d]	238 [e]
October 31, 2011	10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	10.24	(2.53)	291,442	1.62 [d]	2.86 [d]	188 [e]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [f]	10.80	2.76	220,223	1.84	3.40	219 [e]
October 31, 2009†	10.00	.28	.31	.59	— [f]	—	— [f]	— [f]	10.59	5.91*	58,151	1.76*[d]	2.66*[d]	39*

Class M
October 31, 2013	$10.55	.33	.05	.38	(.15)	—	(.15)	—	$10.78	3.68	$11,228	.83 [d]	3.08 [d]	246 [e]
October 31, 2012	10.35	.30	— [f]	.30	(.10)	—	(.10)	—	10.55	2.90	11,914	.87 [d]	2.89 [d]	238 [e]
October 31, 2011	10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	10.35	(1.85)	17,639	.92 [d]	3.56 [d]	188 [e]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.90	3.51	13,405	1.16	4.12	219 [e]
October 31, 2009†	10.00	.29	.34	.63	— [f]	—	— [f]	— [f]	10.63	6.32*	1,926	1.24*[d]	2.74*[d]	39*

Class R
October 31, 2013	$10.54	.31	.05	.36	(.13)	—	(.13)	—	$10.77	3.47	$824	1.03 [d]	2.86 [d]	246 [e]
October 31, 2012	10.34	.28	— [f]	.28	(.08)	—	(.08)	—	10.54	2.71	734	1.07 [d]	2.68 [d]	238 [e]
October 31, 2011	10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	10.34	(1.98)	801	1.12 [d]	3.35 [d]	188 [e]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [f]	10.89	3.28	553	1.34	3.95	219 [e]
October 31, 2009†	10.00	.30	.32	.62	— [f]	—	— [f]	— [f]	10.62	6.22*	88	1.33*[d]	2.87*[d]	39*

Class R5
October 31, 2013	$10.63	.37	.05	.42	(.17)	—	(.17)	—	$10.88	4.03	$11	.53 [d]	3.40 [d]	246 [e]
October 31, 2012‡	10.42	.09	.12	.21	—	—	—	—	10.63	2.02*	10	.18*[d]	.84*[d]	238 [e]

Class R6
October 31, 2013	$10.63	.32 [g]	.11	.43	(.18)	—	(.18)	—	$10.88	4.06	$2,573	.53 [d]	2.91 [d,g]	246 [e]
October 31, 2012‡	10.42	.09	.12	.21	—	—	—	—	10.63	2.02*	10	.18*[d]	.84*[d]	238 [e]

Class Y
October 31, 2013	$10.63	.36	.05	.41	(.19)	—	(.19)	—	$10.85	3.93	$253,607	.53 [d]	3.37 [d]	246 [e]
October 31, 2012	10.43	.33	— [f]	.33	(.13)	—	(.13)	—	10.63	3.21	212,599	.57 [d]	3.20 [d]	238 [e]
October 31, 2011	10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	10.43	(1.47)	367,131	.62 [d]	3.82 [d]	188 [e]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [f]	10.96	3.81	248,102.84		4.41	219 [e]
October 31, 2009†	10.00	.39	.28	.67	— [f]	—	— [f]	— [f]	10.67	6.72*	75,335	.90*[d]	3.67*[d]	39*

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

70 Absolute Return 300 Fund	Absolute Return 300 Fund	71

Financial highlights (Continued)

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/13	10/31/12	10/31/11	10/31/09

Class A	0.06%	0.19%	0.18%	0.15%

Class B	0.06	0.19	0.18	0.15

Class C	0.06	0.19	0.18	0.15

Class M	0.06	0.19	0.18	0.15

Class R	0.06	0.19	0.18	0.15

Class R5	0.05	0.05	N/A	N/A

Class R6	0.03	0.03	N/A	N/A

Class Y	0.06	0.19	0.18	0.15

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

72 Absolute Return 300 Fund

Notes to financial statements 10/31/13

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through October 31, 2013.

Putnam Absolute Return 300 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase (on purchases prior to April 5, 2010, a contingent deferred sales charge on class B shares is applicable if they are sold within four years of purchase). Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees.

Absolute Return 300 Fund	73

If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated

74 Absolute Return 300 Fund

and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own and to hedge prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The

Absolute Return 300 Fund	75

fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to hedge inflation in specific regions or countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the

76 Absolute Return 300 Fund

fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $4,847,111 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $4,569,799.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of

Absolute Return 300 Fund	77

the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

78 Absolute Return 300 Fund

At October 31, 2013, the fund had a capital loss carryover of $58,095,749 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$21,012,157	$31,861,705	$52,873,862	*

5,221,887	N/A	5,221,887	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $13,828,073 to increase undistributed net investment income and $13,828,073 to increase accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$28,252,559
Unrealized depreciation	(11,580,026)

Net unrealized appreciation	16,672,533
Undistributed ordinary income	29,696,593
Capital loss carryforward	(58,095,749)
Cost for federal income tax purposes	$1,051,533,052

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective March 1, 2013, the fund pays Putnam Management a monthly base fee equal to 0.60% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

Prior to March 1, 2013, the fund paid Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that varied based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates varied as follows:

0.730%	of the first $5 billion,	0.530%	of the next $50 billion,

0.680%	of the next $5 billion,	0.510%	of the next $50 billion,

0.630%	of the next $10 billion,	0.500%	of the next $100 billion and

0.580%	of the next $10 billion,	0.495%	of any excess thereafter.

Absolute Return 300 Fund 79

Following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management, the Trustees of the fund approved an interim management contract with Putnam Management. Consistent with Rule 15a–4 under the Investment Company Act of 1940, the interim management contract will remain in effect until the earlier to occur of (i) approval by the fund’s shareholders of a new management contract and (ii) March 7, 2014. Except with respect to termination, the substantive terms of the interim management contract, including terms relating to fees payable to Putnam Management, are identical to the terms of the fund’s previous management contract with Putnam Management. The Trustees of the fund also approved the continuance, effective October 8, 2013, of the sub-management contract between Putnam Management and Putnam Investments Limited (PIL) and of the sub-advisory contract between Putnam Management, PIL and The Putnam Advisory Company, LLC (PAC) described below, for a term no longer than March 7, 2014. The Trustees of the fund have called a shareholder meeting for February 27, 2014, at which shareholders of the fund will consider approval of a proposed new management contract between the fund and Putnam Management. The substantive terms of the proposed new management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 3.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.12%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.595% of the fund’s average net assets before a decrease of $610,775 (0.069% of the fund’s average net assets) based on performance.

Putnam Management had agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) would not exceed an annual rate of 0.60% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $535,221 as a result of this limit.

Putnam Management has contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. This expense limitation remains in place under the interim management contract described above. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly

80 Absolute Return 300 Fund

sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

PAC, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Putnam Management voluntarily reimbursed the fund $11,167 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

Previously, the fund reimbursed Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements was determined annually by the Trustees. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract. During the reporting period, the expenses for each class of shares related to investor servicing fees that were paid directly by the fund were as follows:

Class A	$216,367	Class R5	4

Class B	5,903	Class R6	2

Class C	83,948	Class Y	88,686

Class M	4,990	Total	$400,211

Class R	311

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,768 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $642, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Effective March 1, 2013, these fees are being paid by Putnam Management as part of the management contract. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class  A, class  B, class  C, class  M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is

Absolute Return 300 Fund	81

to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$1,175,856	Class M	33,429

Class B	59,517	Class R	3,860

Class C	1,800,111	Total	$3,072,773

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $11,166 and $3 from the sale of class A and class M shares, respectively, and received $4,140 and $6,004 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class  A and class  M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $10 and no monies on class  A and class  M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $1,776,408,900 and $1,594,681,910, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $12,423,011 and $12,429,426, respectively.

Written option transactions during the reporting period are summarized as follows:

				Written option
				contract
		Written swap	Written	amounts/
		option contract	swap option	number of	Written option
		amounts	premiums	contracts	premiums

Written options outstanding
at the beginning of the	USD	59,272,000	$1,140,986	—	$—
reporting period	EUR	—	$—	—	$—

Options opened	USD	2,353,687,000	4,921,720	84,000,052	189,902
	EUR	240,012,000	2,769,573	—	—

Options exercised	USD	(204,660,000)	(248,090)	—	—
	EUR	—	—	—	—

Options expired	USD	—	—	(84,000,052)	(189,902)
	EUR	—	—	—	—

Options closed	USD	(2,097,251,000)	(4,763,857)	—	—
	EUR	(240,012,000)	(2,769,573)	—	—

Written options outstanding at	USD	111,048,000	$1,050,759	—	$—
the end of the reporting period	EUR	—	$—	—	$—

82 Absolute Return 300 Fund

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	18,373,435	$197,903,709	9,584,589	$99,378,437

Shares issued in connection with
reinvestment of distributions	624,276	6,567,380	651,575	6,593,943

	18,997,711	204,471,089	10,236,164	105,972,380

Shares repurchased	(21,983,507)	(235,803,855)	(41,263,297)	(427,351,509)

Net decrease	(2,985,796)	$(31,332,766)	(31,027,133)	$(321,379,129)

	Year ended 10/31/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	209,399	$2,241,588	171,422	$1,771,756

Shares issued in connection with
reinvestment of distributions	14,888	156,029	10,602	106,975

	224,287	2,397,617	182,024	1,878,731

Shares repurchased	(345,468)	(3,687,545)	(421,328)	(4,358,200)

Net decrease	(121,181)	$(1,289,928)	(239,304)	$(2,479,469)

	Year ended 10/31/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	3,263,843	$34,760,946	2,552,978	$26,203,722

Shares issued in connection with
reinvestment of distributions	94,430	987,742	57,918	582,079

	3,358,273	35,748,688	2,610,896	26,785,801

Shares repurchased	(6,804,666)	(72,230,609)	(11,730,137)	(120,579,122)

Net decrease	(3,446,393)	$(36,481,921)	(9,119,241)	$(93,793,321)

	Year ended 10/31/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	236,426	$2,535,937	117,273	$1,215,081

Shares issued in connection with
reinvestment of distributions	15,069	158,068	15,179	153,312

	251,495	2,694,005	132,452	1,368,393

Shares repurchased	(339,134)	(3,622,991)	(707,783)	(7,326,760)

Net decrease	(87,639)	$(928,986)	(575,331)	$(5,958,367)

	Year ended 10/31/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	30,362	$325,075	17,883	$184,038

Shares issued in connection with
reinvestment of distributions	801	8,407	573	5,792

	31,163	333,482	18,456	189,830

Shares repurchased	(24,264)	(259,105)	(26,297)	(273,100)

Net increase (decrease)	6,899	$74,377	(7,841)	$(83,270)

Absolute Return 300 Fund 83

			For the period 7/3/12
			(commencement of operations)
	Year ended 10/31/13		to 10/31/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	960	$10,000

Shares issued in connection with
reinvestment of distributions	15	166	—	—

	15	166	960	10,000

Shares repurchased	—	—	—	—

Net increase	15	$166	960	$10,000

			For the period 7/3/12
			(commencement of operations)
	Year ended 10/31/13		to 10/31/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	252,365	$2,731,104	960	$10,000

Shares issued in connection with
reinvestment of distributions	16	169	—	—

	252,381	2,731,273	960	10,000

Shares repurchased	(16,829)	(183,041)	—	—

Net increase	235,552	$2,548,232	960	$10,000

	Year ended 10/31/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	14,046,459	$151,801,447	9,750,614	$101,156,780

Shares issued in connection with
reinvestment of distributions	250,830	2,641,244	237,559	2,411,226

	14,297,289	154,442,691	9,988,173	103,568,006

Shares repurchased	(10,935,137)	(117,643,295)	(25,198,856)	(261,197,150)

Net increase (decrease)	3,362,152	$36,799,396	(15,210,683)	$(157,629,144)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	975	100.00%	$10,609

Class R6	976	0.41	10,619

84 Absolute Return 300 Fund

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$102,975,917	$183,463,642	$213,303,387	$31,767	$73,136,172

Putnam Short Term
Investment Fund*	—	546,388,240	498,514,068	27,803	47,874,172

Totals	$102,975,917	$729,851,882	$711,817,455	$59,570	$121,010,344

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$6,500,000

Purchased swap option contracts (contract amount)	$584,600,000

Written futures contract option contracts (number of contracts) (Note 3)	10

Written TBA commitment option contracts (contract amount) (Note 3)	$13,800,000

Written swap option contracts (contract amount) (Note 3)	$485,700,000

Futures contracts (number of contracts)	900

Forward currency contracts (contract amount)	$811,900,000

OTC interest rate swap contracts (notional)	$3,396,200,000

Centrally cleared interest rate swap contracts (notional)	$835,000,000

OTC total return swap contracts (notional)	$687,500,000

OTC credit default swap contracts (notional)	$10,000,000

Absolute Return 300 Fund 85

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$79,311	Payables	$911,779

Foreign exchange
contracts	Receivables	1,357,025	Payables	4,480,864

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	10,294,218*	depreciation	29,595,549*

Total		$11,730,554		$34,988,192

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(446,520)	$(446,520)

Foreign exchange
contracts	—	—	3,479,685	—	$3,479,685

Interest rate contracts	(4,431,289)	(2,232,018)	—	16,942,554	$10,279,247

Total	$(4,431,289)	$(2,232,018)	$3,479,685	$16,496,034	$13,312,412

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$31,248	$31,248

Foreign exchange
contracts	—	—	(3,623,445)	—	$(3,623,445)

Interest rate contracts	1,866,043	(558,046)	—	(9,060,559)	$(7,752,562)

Total	$1,866,043	$(558,046)	$(3,623,445)	$(9,029,311)	$(11,344,759)

Note 9: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011–11 and their impact, if any, on the fund’s financial statements.

86 Absolute Return 300 Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Absolute Return 500 Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Absolute Return 500 Fund (the “fund”) at October 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2013 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2013

26	Absolute Return 500 Fund

The fund’s portfolio 10/31/13

COMMON STOCKS (30.2%)*	Shares	Value

Basic materials (0.7%)
Bemis Co., Inc.	13,400	$534,660

International Flavors & Fragrances, Inc.	9,481	783,605

Packaging Corp. of America	14,000	871,920

PPG Industries, Inc.	11,199	2,044,713

Sherwin-Williams Co. (The)	8,080	1,519,040

Sigma-Aldrich Corp.	5,600	484,008

		6,237,946
Capital goods (1.2%)
Ball Corp.	17,742	867,406

Boeing Co. (The)	12,000	1,566,000

General Dynamics Corp.	16,200	1,403,406

Lockheed Martin Corp.	7,880	1,050,719

Northrop Grumman Corp.	13,394	1,439,989

Raytheon Co.	17,934	1,477,224

Rockwell Collins, Inc.	6,800	474,844

Roper Industries, Inc.	5,764	730,933

United Technologies Corp.	11,100	1,179,375

		10,189,896
Communication services (0.9%)
AT&T, Inc.	52,400	1,896,880

CenturyLink, Inc.	22,200	751,692

IAC/InterActiveCorp.	19,997	1,067,640

SBA Communications Corp. Class A †	5,700	498,579

Verizon Communications, Inc.	65,896	3,328,407

		7,543,198
Conglomerates (2.1%)
3M Co.	29,700	3,737,745

Danaher Corp.	28,400	2,047,356

General Electric Co.	50,700	1,325,298

Marubeni Corp. (Japan)	474,000	3,697,325

Mitsubishi Corp. (Japan)	176,700	3,561,674

Mitsui & Co., Ltd. (Japan)	226,900	3,230,550

		17,599,948
Consumer cyclicals (4.8%)
Advance Auto Parts, Inc.	5,499	545,391

Amazon.com, Inc. †	12,417	4,520,161

AutoZone, Inc. †	2,410	1,047,603

Dillards, Inc. Class A	7,800	639,444

Dollar General Corp. †	12,500	722,250

Dollar Tree, Inc. †	15,184	886,746

Ecolab, Inc.	22,872	2,424,432

Equinix, Inc.	7,764	502,098

Home Depot, Inc. (The)	50,500	3,933,445

Kimberly-Clark Corp.	24,119	2,604,852

Macy’s, Inc.	9,900	456,489

MasterCard, Inc. Class A	6,300	4,517,730

McGraw-Hill Cos., Inc. (The)	16,413	1,143,658

MSC Industrial Direct Co., Inc. Class A	3,699	282,493

Absolute Return 500 Fund	27

COMMON STOCKS (30.2%)* cont.	Shares	Value

Consumer cyclicals cont.
O’Reilly Automotive, Inc. †	7,600	$940,956

Omnicom Group, Inc.	16,752	1,140,979

PetSmart, Inc.	7,635	555,523

Priceline.com, Inc. †	2,617	2,757,873

Ross Stores, Inc.	12,900	997,815

Scripps Networks Interactive Class A	6,700	539,350

Target Corp.	30,838	1,997,994

Time Warner, Inc.	44,100	3,031,434

Towers Watson & Co. Class A	4,500	516,645

Tractor Supply Co.	10,600	756,310

Verisk Analytics, Inc. Class A †	9,309	637,853

Viacom, Inc. Class B	26,649	2,219,595

Wal-Mart Stores, Inc.	2,600	199,550

		40,518,669
Consumer staples (3.6%)
Altria Group, Inc.	62,800	2,338,044

Church & Dwight Co., Inc.	9,900	644,985

Coca-Cola Co. (The)	13,200	522,324

Colgate-Palmolive Co.	37,700	2,440,321

Dunkin’ Brands Group, Inc.	7,200	343,296

General Mills, Inc.	42,900	2,163,018

Hershey Co. (The)	13,500	1,339,740

ITOCHU Corp. (Japan)	321,000	3,845,602

JM Smucker Co. (The)	6,300	700,623

Kellogg Co.	19,900	1,258,675

Kraft Foods Group, Inc.	12,300	668,874

McDonald’s Corp.	10,500	1,013,460

Panera Bread Co. Class A †	2,444	385,956

PepsiCo, Inc.	22,300	1,875,207

Philip Morris International, Inc.	17,094	1,523,417

Procter & Gamble Co. (The)	15,800	1,275,850

Reynolds American, Inc.	26,600	1,366,442

Starbucks Corp.	35,308	2,861,713

Sumitomo Corp. (Japan)	264,600	3,430,947

		29,998,494
Energy (2.5%)
Chevron Corp.	46,045	5,523,558

ConocoPhillips	22,800	1,671,240

Diamond Offshore Drilling, Inc.	7,800	483,054

EQT Corp.	9,700	830,417

Exxon Mobil Corp.	86,002	7,707,499

Noble Energy, Inc.	10,800	809,244

Oceaneering International, Inc.	9,000	772,920

Phillips 66	24,600	1,584,978

Spectra Energy Corp.	31,106	1,106,440

		20,489,350
Financials (4.6%)
Alleghany Corp. †	2,900	1,175,718

Allied World Assurance Co. Holdings AG	7,282	788,568

28	Absolute Return 500 Fund

COMMON STOCKS (30.2%)* cont.	Shares	Value

Financials cont.
American Express Co.	19,500	$1,595,100

Arch Capital Group, Ltd. †	12,100	701,316

Arthur J Gallagher & Co.	21,000	996,450

Bank of Hawaii Corp.	27,619	1,601,350

Berkshire Hathaway, Inc. Class B †	7,138	821,441

BlackRock, Inc.	3,500	1,052,835

Chubb Corp. (The)	21,399	1,970,420

Cullen/Frost Bankers, Inc.	29,200	2,067,068

Discover Financial Services	54,600	2,832,648

Essex Property Trust, Inc. R	2,600	418,600

Everest Re Group, Ltd.	8,736	1,343,073

Federal Realty Investment Trust R	3,997	414,089

Health Care REIT, Inc. R	13,700	888,445

IntercontinentalExchange, Inc. †	9,200	1,773,116

JPMorgan Chase & Co.	16,800	865,872

Northern Trust Corp.	26,700	1,506,414

PartnerRe, Ltd.	11,000	1,102,310

People’s United Financial, Inc.	164,097	2,367,920

Public Storage R	7,300	1,218,881

Rayonier, Inc. R	8,111	381,379

RenaissanceRe Holdings, Ltd.	9,562	896,055

Simon Property Group, Inc. R	13,100	2,024,605

T. Rowe Price Group, Inc.	28,000	2,167,480

Tanger Factory Outlet Centers R	6,900	240,465

Validus Holdings, Ltd.	19,648	775,703

Visa, Inc. Class A	16,300	3,205,721

Wells Fargo & Co.	21,400	913,566

		38,106,608
Health care (3.8%)
Abbott Laboratories	38,565	1,409,551

AbbVie, Inc.	39,365	1,907,234

AmerisourceBergen Corp.	25,789	1,684,795

Amgen, Inc.	20,200	2,343,200

Becton, Dickinson and Co.	10,200	1,072,326

Bristol-Myers Squibb Co.	44,800	2,352,896

C.R. Bard, Inc.	9,127	1,243,280

Cardinal Health, Inc.	32,974	1,934,255

Eli Lilly & Co.	27,399	1,365,018

Henry Schein, Inc. †	10,200	1,146,786

Johnson & Johnson	16,100	1,491,021

McKesson Corp.	20,313	3,175,734

Merck & Co., Inc.	72,300	3,260,007

Perrigo Co.	3,299	454,899

Pfizer, Inc.	168,200	5,160,376

Quest Diagnostics, Inc.	16,400	982,524

Ventas, Inc. R	15,100	985,124

		31,969,026

Absolute Return 500 Fund	29

COMMON STOCKS (30.2%)* cont.	Shares	Value

Technology (4.5%)
Analog Devices, Inc.	26,158	$1,289,589

Apple, Inc.	17,159	8,963,004

Avago Technologies, Ltd.	26,832	1,218,978

Google, Inc. Class A †	4,017	4,139,840

Harris Corp.	9,400	582,424

Honeywell International, Inc.	34,900	3,026,877

IBM Corp.	27,519	4,931,680

Intuit, Inc.	27,545	1,966,988

L-3 Communications Holdings, Inc.	6,241	626,908

Linear Technology Corp.	26,500	1,090,210

Maxim Integrated Products, Inc.	32,200	956,340

Microsoft Corp.	48,019	1,697,472

Motorola Solutions, Inc.	22,200	1,387,944

Paychex, Inc.	38,600	1,631,236

Texas Instruments, Inc.	60,300	2,537,424

Xilinx, Inc.	27,900	1,267,218

		37,314,132
Transportation (0.7%)
C.H. Robinson Worldwide, Inc.	10,100	603,374

Copa Holdings SA Class A (Panama)	2,797	418,263

J. B. Hunt Transport Services, Inc.	6,421	481,768

Southwest Airlines Co.	48,127	828,747

United Parcel Service, Inc. Class B	32,286	3,171,777

		5,503,929
Utilities and power (0.8%)
Consolidated Edison, Inc.	31,700	1,845,574

DTE Energy Co.	25,592	1,769,431

Kinder Morgan, Inc.	24,100	850,971

Pinnacle West Capital Corp.	15,423	864,151

SCANA Corp.	20,800	969,904

		6,300,031

Total common stocks (cost $184,410,804)		$251,771,227

MORTGAGE-BACKED SECURITIES (14.5%)*	Principal amount	Value

Agency collateralized mortgage obligations (6.8%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.501s, 2034	$172,911	$231,350
IFB Ser. 3859, Class SG, IO, 6.526s, 2039	627,278	89,933
IFB Ser. 3860, Class SP, IO, 6.426s, 2040	1,091,182	161,560
IFB Ser. 3856, Class PS, IO, 6.426s, 2040	835,987	116,014
IFB Ser. 3861, Class PS, IO, 6.426s, 2037	1,006,745	151,092
IFB Ser. 3708, Class SQ, IO, 6.376s, 2040	4,305,018	741,324
IFB Ser. 3907, Class KS, IO, 6.376s, 2040	1,911,466	321,320
IFB Ser. 3708, Class SA, IO, 6.276s, 2040	7,853,677	1,324,915
IFB Ser. 3232, Class KS, IO, 6.126s, 2036	1,127,546	118,392
IFB Ser. 4104, Class S, IO, 5.926s, 2042	622,018	132,709
IFB Ser. 3116, Class AS, IO, 5.926s, 2034	1,103,725	81,803
IFB Ser. 4240, Class SA, IO, 5.826s, 2043	5,647,408	1,220,631

30	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (14.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corp.
IFB Ser. 4245, Class AS, IO, 5.826s, 2043	$6,016,783	$1,361,117
IFB Ser. 3964, Class SA, IO, 5.826s, 2041	5,384,645	835,051
IFB Ser. 3852, Class NT, 5.826s, 2041	3,051,458	3,053,441
IFB Ser. 3752, Class PS, IO, 5.826s, 2040	2,055,602	313,705
IFB Ser. 311, Class S1, IO, 5.776s, 2043	6,901,541	1,544,910
IFB Ser. 308, Class S1, IO, 5.776s, 2043	3,186,344	757,649
IFB Ser. 314, Class AS, IO, 5.716s, 2043	1,837,774	407,823
Ser. 3632, Class CI, IO, 5s, 2038	219,491	16,477
Ser. 3626, Class DI, IO, 5s, 2037	67,881	1,544
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,939,043	382,573
Ser. 3747, Class HI, IO, 4 1/2s, 2037	278,211	26,889
Ser. 4116, Class MI, IO, 4s, 2042	4,184,889	834,406
Ser. 304, Class C53, IO, 4s, 2032	2,465,968	369,082
Ser. 304, IO, 3 1/2s, 2027	1,931,889	236,173
Ser. 304, Class C37, IO, 3 1/2s, 2027	1,428,597	177,960
Ser. 4158, Class TI, IO, 3s, 2042	6,065,835	840,907
Ser. 4165, Class TI, IO, 3s, 2042	5,155,340	718,654
Ser. 4183, Class MI, IO, 3s, 2042	2,285,464	317,222
Ser. T-8, Class A9, IO, 0.468s, 2028	273,113	2,902
Ser. T-59, Class 1AX, IO, 0.274s, 2043	631,792	7,848
Ser. T-48, Class A2, IO, 0.212s, 2033	933,987	9,194
Ser. 3206, Class EO, PO, zero %, 2036	66,269	59,014
Ser. 3175, Class MO, PO, zero %, 2036	56,637	49,902
FRB Ser. T-54, Class 2A, IO, zero %, 2043	379,360	59

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.649s, 2035	85,992	142,533
IFB Ser. 05-45, Class DA, 23.796s, 2035	319,675	485,182
IFB Ser. 11-4, Class CS, 12.56s, 2040	1,216,806	1,445,875
IFB Ser. 12-96, Class PS, IO, 6.53s, 2041	2,691,481	519,913
IFB Ser. 12-75, Class SK, IO, 6.48s, 2041	3,568,864	679,405
IFB Ser. 12-75, Class KS, IO, 6.38s, 2042	1,959,718	362,979
IFB Ser. 10-35, Class SG, IO, 6.23s, 2040	3,139,061	561,798
IFB Ser. 12-132, Class SB, IO, 6.03s, 2042	1,579,239	239,397
IFB Ser. 13-92, Class SA, IO, 5.78s, 2043	1,011,030	238,714
IFB Ser. 13-103, Class SK, IO, 5 3/4s, 2043	1,083,992	255,440
Ser. 13-101, Class SE, IO, 5.73s, 2043	1,463,526	371,370
IFB Ser. 13-102, Class SH, IO, 5.73s, 2043	1,359,293	305,841
Ser. 397, Class 2, IO, 5s, 2039	53,537	8,106
Ser. 398, Class C5, IO, 5s, 2039	295,073	37,681
Ser. 10-13, Class EI, IO, 5s, 2038	207,875	6,682
Ser. 418, Class C24, IO, 4s, 2043	2,221,000	479,610
Ser. 13-44, Class PI, IO, 4s, 2043	1,088,712	194,948
Ser. 12-124, Class UI, IO, 4s, 2042	4,653,474	875,784
Ser. 12-96, Class PI, IO, 4s, 2041	2,296,742	357,924
Ser. 406, Class 2, IO, 4s, 2041	181,058	32,536
Ser. 406, Class 1, IO, 4s, 2041	175,003	31,921
Ser. 409, Class C16, IO, 4s, 2040	738,103	139,401

Absolute Return 500 Fund	31

MORTGAGE-BACKED SECURITIES (14.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 418, Class C15, IO, 3 1/2s, 2043	$4,533,000	$977,530
Ser. 417, Class C19, IO, 3 1/2s, 2033	1,936,126	288,754
Ser. 13-6, Class BI, IO, 3s, 2042	3,771,752	437,523
Ser. 13-35, Class IP, IO, 3s, 2042	3,911,332	477,763
Ser. 13-23, Class PI, IO, 3s, 2041	7,323,573	801,345
Ser. 13-55, Class MI, IO, 3s, 2032	2,768,677	392,211
Ser. 03-W10, Class 1, IO, 1.147s, 2043	226,456	7,378
Ser. 98-W5, Class X, IO, 0.865s, 2028	511,150	23,002
Ser. 98-W2, Class X, IO, 0.436s, 2028	1,767,359	102,728
Ser. 03-W1, Class 2A, IO, zero %, 2042	796,430	62

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.508s, 2035	6,964,232	1,004,590
Ser. 10-9, Class XD, IO, 6.425s, 2040	5,271,204	1,036,108
IFB Ser. 10-85, Class SE, IO, 6.378s, 2040	2,984,651	566,069
IFB Ser. 10-55, Class SG, IO, 6.328s, 2040	727,460	133,780
IFB Ser. 10-50, Class LS, IO, 6.328s, 2040	4,384,874	800,283
IFB Ser. 13-91, Class SP, IO, 6.128s, 2042	2,926,948	567,564
IFB Ser. 12-149, Class LS, IO, 6.078s, 2042	3,792,225	655,069
IFB Ser. 10-20, Class SE, IO, 6.078s, 2040	4,866,721	867,736
IFB Ser. 10-26, Class QS, IO, 6.078s, 2040	1,529,767	286,571
IFB Ser. 13-37, Class S, IO, 6.058s, 2043	938,762	164,753
IFB Ser. 13-113, Class SL, IO, 6.058s, 2042	1,102,783	202,550
IFB Ser. 13-87, Class AS, IO, 6.028s, 2043	1,470,299	249,745
IFB Ser. 13-87, Class SA, IO, 6.028s, 2043	2,211,146	378,234
IFB Ser. 13-124, Class SC, IO, 6.028s, 2041	5,334,272	908,800
IFB Ser. 10-120, Class SB, IO, 6.028s, 2035	210,057	19,390
IFB Ser. 13-129, Class SN, IO, 5.978s, 2043	1,187,650	194,193
IFB Ser. 13-102, Class AS, IO, 5.978s, 2043	1,229,889	238,648
IFB Ser. 13-99, Class SL, IO, 5.978s, 2043	2,572,437	477,573
IFB Ser. 13-129, Class CS, IO, 5.978s, 2042	2,527,495	451,840
IFB Ser. 10-20, Class SC, IO, 5.978s, 2040	4,031,414	716,221
IFB Ser. 13-134, Class DS, IO, 5.928s, 2043	2,265,473	392,742
IFB Ser. 12-77, Class MS, IO, 5.928s, 2042	1,707,974	398,983
IFB Ser. 13-99, Class VS, IO, 5.925s, 2043	1,177,942	212,689
IFB Ser. 11-146, Class AS, IO, 5.925s, 2041	2,457,907	500,415
Ser. 13-149, Class MS, IO, 5.922s, 2039	1,761,000	284,512
IFB Ser. 12-34, Class SA, IO, 5.878s, 2042	1,873,199	408,470
IFB Ser. 10-158, Class SA, IO, 5.878s, 2040	1,233,725	221,491
IFB Ser. 10-151, Class SA, IO, 5.878s, 2040	1,936,285	347,854
IFB Ser. 11-13, Class SB, IO, 5.778s, 2041	2,496,274	442,659
IFB Ser. 10-89, Class SD, IO, 5.758s, 2040	1,030,758	174,373
IFB Ser. 11-70, Class SN, IO, 5.725s, 2041	1,439,000	355,519
IFB Ser. 11-70, Class SH, IO, 5.715s, 2041	1,799,000	444,083
IFB Ser. 10-15, Class BS, IO, 5.608s, 2040	909,683	142,092
IFB Ser. 10-15, Class AS, IO, 5.588s, 2040	4,906,128	764,865
IFB Ser. 10-31, Class SA, IO, 5.578s, 2040	7,013,617	1,187,064
IFB Ser. 10-42, Class DS, IO, 5.528s, 2040	3,675,562	584,966

32	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (14.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 10-37, Class SG, IO, 5.528s, 2040	$380,409	$61,813
IFB Ser. 10-42, Class ES, IO, 5.508s, 2040	3,533,381	565,341
IFB Ser. 10-115, Class BS, IO, 5.228s, 2040	1,639,582	251,118
Ser. 13-3, Class IT, IO, 5s, 2043	1,969,217	410,698
Ser. 11-116, Class IB, IO, 5s, 2040	2,339,975	201,408
Ser. 10-35, Class UI, IO, 5s, 2040	1,897,946	394,297
Ser. 10-20, Class UI, IO, 5s, 2040	1,380,204	293,128
Ser. 10-9, Class UI, IO, 5s, 2040	7,575,693	1,553,661
Ser. 09-121, Class UI, IO, 5s, 2039	2,956,857	603,938
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	128,745	23,844
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	1,208,904	247,070
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	3,228,726	671,941
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	4,151,957	862,511
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	4,894,788	612,044
Ser. 13-24, Class PI, IO, 4s, 2042	1,700,428	320,752
Ser. 12-47, Class CI, IO, 4s, 2042	1,669,733	341,064
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	2,341,749	339,905
Ser. 13-76, Class IO, IO, 3 1/2s, 2043	2,183,748	359,794
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	4,414,402	679,023
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	2,192,112	344,469
Ser. 13-14, Class IO, IO, 3 1/2s, 2042	3,178,951	462,919
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	1,033,146	168,578
Ser. 12-92, Class AI, IO, 3 1/2s, 2042	1,223,070	212,337
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	1,922,077	278,240
Ser. 12-71, Class JI, IO, 3 1/2s, 2041	1,929,916	257,076
Ser. 13-90, Class HI, IO, 3 1/2s, 2040	5,828,077	805,091

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.809s, 2027	136,493	1,024
Ser. 98-3, IO, 0.14s, 2027	81,922	1,203
Ser. 98-2, IO, 0.011s, 2027	69,781	502
Ser. 98-4, IO, zero %, 2026	106,663	2,625

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3,
IO, 5.997s, 2045	796,102	139,318

		56,546,107
Commercial mortgage-backed securities (5.4%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	221,000	225,650
Ser. 04-3, Class D, 5.61s, 2039	639,000	653,499
Ser. 06-6, Class A2, 5.309s, 2045	330,856	332,653
FRB Ser. 05-5, Class D, 5.223s, 2045	366,000	361,681
Ser. 04-4, Class B, 4.985s, 2042	563,000	576,345
Ser. 05-3, Class AJ, 4.767s, 2043	225,000	222,937
Ser. 07-1, Class XW, IO, 0.323s, 2049	3,662,976	28,839

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6 1/4s, 2051	1,000,000	849,200
Ser. 03-1, Class J, 4.9s, 2036	939,166	938,508
Ser. 04-4, Class XC, IO, 0.823s, 2042	3,822,159	15,273
Ser. 02-PB2, Class XC, IO, 0.403s, 2035	1,462,541	15

Absolute Return 500 Fund	33

MORTGAGE-BACKED SECURITIES (14.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050	$328,000	$311,600
FRB Ser. 06-PW12, Class AJ, 5 3/4s, 2038	544,000	569,299
FRB Ser. 06-PW11, Class AJ, 5.443s, 2039	596,000	614,253
Ser. 05-PWR7, Class D, 5.304s, 2041	375,000	344,063
Ser. 05-PWR9, Class C, 5.055s, 2042	215,000	200,402
Ser. 05-PWR9, Class AJ, 4.985s, 2042	123,000	126,087

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.443s, 2039	2,473,000	2,467,807
FRB Ser. 06-PW11, Class C, 5.443s, 2039	200,000	192,860

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B,
5.778s, 2049	703,000	667,991

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class D, 4.878s, 2045	1,156,000	1,065,254

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.119s, 2044	250,000	242,500

Commercial Mortgage Trust
FRB Ser. 07-C9, Class C, 5.8s, 2049	225,000	215,438
FRB Ser. 07-C9, Class D, 5.8s, 2049	300,000	282,000
Ser. 07-C9, Class AJ, 5.65s, 2049	617,000	648,529

Commercial Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.648s, 2044	652,000	628,398
FRB Ser. 13-CR6, Class D, 4.176s, 2046	260,000	221,107
FRB Ser. 13-CR8, Class D, 3.971s, 2046	400,000	330,771
FRB Ser. 07-C9, Class AJFL, 0.864s, 2049	640,000	563,200

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.761s, 2039	487,017	487,884

CS First Boston Mortgage Securities Corp. Ser. 03-CPN1,
Class E, 4.891s, 2035	514,000	514,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	510,650	561,715
Ser. 03-C3, Class AX, IO, 1.322s, 2038	504,356	5

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.417s, 2044	811,000	800,727

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	531,000	536,310

First Union National Bank Commercial Mortgage 144A
Ser. 01-C3, Class K, 6.155s, 2033	310,122	310,122

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	966,002
FRB Ser. 06-C1, Class AJ, 5.28s, 2044	232,000	222,655

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class F, 5.088s, 2038	807,000	815,070
FRB Ser. 03-C2, Class H, 4.904s, 2037	1,231,000	1,246,388

GMAC Commercial Mortgage Securities, Inc. 144A FRB
Ser. 03-C2, Class F, 5.068s, 2040	262,781	262,781

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042	243,000	224,848
FRB Ser. 05-GG3, Class D, 4.986s, 2042	189,000	189,557

34	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (14.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.645s, 2038	$232,000	$235,698
Ser. 05-GG4, Class B, 4.841s, 2039	180,000	174,636

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045	700,000	689,010
FRB Ser. GC10, Class D, 4.415s, 2046	491,000	432,375
Ser. 06-GG8, Class X, IO, 0.574s, 2039	39,956,004	719,208

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12,
Class D, 4.087s, 2045	400,000	336,547

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.072s, 2051	888,000	907,181
FRB Ser. 06-LDP7, Class B, 5.863s, 2045	556,000	481,138
Ser. 06-LDP6, Class AJ, 5.565s, 2043	750,000	764,325
Ser. 02-C3, Class D, 5.314s, 2035	98,069	98,191
FRB Ser. 05-LDP3, Class D, 5.192s, 2042	274,000	263,862
FRB Ser. 04-CBX, Class B, 5.021s, 2037	181,000	179,659
Ser. 04-C3, Class B, 4.961s, 2042	427,000	448,094
FRB Ser. 05-LDP2, Class D, 4.941s, 2042	850,000	814,470
FRB Ser. 13-C10, Class D, 4.161s, 2047	235,000	200,338

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6.172s, 2051	298,000	292,606
FRB Ser. 07-CB20, Class C, 6.172s, 2051	501,000	467,999
FRB Ser. 01-C1, Class H, 5.626s, 2035	562,549	563,674
FRB Ser. 11-C3, Class E, 5.541s, 2046	203,000	210,024
FRB Ser. 04-CB8, Class F, 4.865s, 2039	500,000	445,000
FRB Ser. 12-LC9, Class E, 4.427s, 2047	375,000	329,768

JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-LC11, Class D, 4.243s, 2046	250,000	212,173

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.547s, 2040	138,278	135,526

LB-UBS Commercial Mortgage Trust
Ser. 07-C1, Class AJ, 5.484s, 2040	388,000	395,760
FRB Ser. 06-C6, Class C, 5.482s, 2039	324,000	309,420
Ser. 05-C7, Class C, 5.35s, 2040	474,000	487,746
FRB Ser. 05-C2, Class C, 5.204s, 2040	1,050,000	984,585
Ser. 07-C2, Class XW, IO, 0.538s, 2040	2,130,013	38,034
Ser. 07-C1, Class XW, IO, 0.417s, 2040	15,265,075	236,609

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 03-C8,
Class K, 6.087s, 2037	675,925	677,142

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263s, 2051	282,000	294,182
FRB Ser. 05-CKI1, Class B, 5.28s, 2037	476,000	489,042
FRB Ser. 05-CIP1, Class C, 5.21s, 2038 F	351,000	316,009
Ser. 04-KEY2, Class D, 5.046s, 2039	250,000	250,275

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO,
0.59s, 2043	16,153,097	124,040

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	166,000	163,560

Absolute Return 500 Fund	35

MORTGAGE-BACKED SECURITIES (14.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Merrill Lynch/Countrywide Financial Corp. Commercial
Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049	$401,000	$380,950

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB
Ser. 13-C11, Class E, 4.42s, 2046	600,000	463,740

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.647s, 2042	337,000	361,904
Ser. 07-HQ11, Class C, 5.558s, 2044	242,000	210,322

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.246s, 2043	432,854	441,351

Morgan Stanley/Bank of America Merrill Lynch Trust 144A
Ser. 13-C8, Class D, 4.172s, 2048	389,000	321,314

Morgan Stanley/Bank of America/Merrill Lynch Trust 144A
Ser. 13-C10, Class D, 4.083s, 2046	200,000	159,582

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049	372,000	337,867
Ser. 13-C6, Class D, 4.355s, 2046	1,000,000	858,800

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045	248,000	238,898
Ser. 06-C24, Class AJ, 5.658s, 2045	549,000	529,401
Ser. 2004-C12, Class F, 5.29s, 2041	868,000	870,786
Ser. 06-C29, IO, 0.393s, 2048	38,390,961	451,862

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.239s, 2044	767,000	758,103
Ser. 07-C31, IO, 0.223s, 2047	60,438,462	387,184

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.305s, 2046	595,000	505,750

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044	831,000	808,688
FRB Ser. 12-C10, Class D, 4.46s, 2045	622,000	556,640
FRB Ser. 13-C12, Class D, 4.358s, 2048	500,000	434,940
FRB Ser. 13-C11, Class D, 4.184s, 2045	373,000	310,989
FRB Ser. 13-C14, Class D, 4.003s, 2046	400,000	336,056

WFRBS Commercial Mortgage Trust 144A FRB Ser. 13-C15,
Class D, 4.486s, 2046	337,000	281,869

		45,209,125
Residential mortgage-backed securities (non-agency) (2.3%)
Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036	335,081	273,928
FRB Ser. 06-G, Class 2A5, 0.453s, 2036	1,232,035	1,068,790

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	263,193	143,730
Ser. 12-RR10, Class 8A2, 4s, 2036	541,429	535,906
FRB Ser. 12-RR10, Class 9A2, 2.654s, 2035	220,000	192,390

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 11.386s, 2037	140,518	84,465
FRB Ser. 13-RR2, Class 3A2, 8.082s, 2036	390,000	360,750
FRB Ser. 11-RR6, Class 1A6, 2.813s, 2037	566,726	369,437
Ser. 09-RR7, Class 1A7, IO, 1.731s, 2046	12,887,433	430,924
Ser. 09-RR7, Class 2A7, IO, 1.572s, 2047	21,099,757	660,422

36	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (14.5%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
Ser. 07-4CB, Class 1A5, 5 3/4s, 2037		$975,371	$847,403
Ser. 06-24CB, Class A11, 5 3/4s, 2036		462,788	379,255

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR15, Class A1,
0.29s, 2036		687,316	511,363

Jefferies Resecuritization Trust 144A FRB Ser. 09-R7,
Class 12A2, 2.616s, 2036		1,134,304	913,115

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.998s, 2046		1,826,016	1,232,561
FRB Ser. 07-QH2, Class A1, 0.31s, 2037		2,032,309	1,537,442

WAMU Mortgage Pass-Through Certificates
Ser. 04-AR8, Class X, IO, PO, 1.678s, 2044		5,976,837	263,354
Ser. 05-AR11, Class X, IO, 1.515s, 2045		14,767,693	666,023
FRB Ser. 06-AR1, Class 2A1B, 1.218s, 2046		1,611,500	1,369,775
FRB Ser. 06-AR3, Class A1B, 1.148s, 2046		457,281	369,483
FRB Ser. 05-AR11, Class A1C3, 0.68s, 2045		2,628,286	2,168,336
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034		587,499	528,749
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045		1,883,284	1,608,325
FRB Ser. 05-AR13, Class A1B3, 0.53s, 2045		234,001	205,921
FRB Ser. 05-AR15, Class A1B3, 0.51s, 2045		261,610	222,369

Wells Fargo Mortgage Backed Securities Trust
Ser. 05-11, Class 2A5, 5 1/2s, 2035		1,229,526	1,247,969
FRB Ser. 06-AR6, Class 7A2, 5.023s, 2036		1,076,130	1,043,846

			19,236,031

Total mortgage-backed securities (cost $116,604,797)			$120,991,263

CORPORATE BONDS AND NOTES (12.2%)*		Principal amount	Value

Basic materials (0.4%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017		$339,000	$365,574

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)		339,000	367,815

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2014 (Australia)		339,000	346,220

Cemex SAB de CV 144A company guaranty sr. FRN notes
4.999s, 2018 (Mexico)		1,500,000	1,537,500

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)		445,000	582,857

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes
6 1/4s, 2017 (Brazil)		395,000	443,865

			3,643,831
Capital goods (0.3%)
Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		200,000	227,351

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015		252,000	261,790

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014		616,000	626,561

Deere & Co. sr. unsec. notes 6.95s, 2014		252,000	259,905

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)	EUR	145,000	215,884

Schaeffler Holding Finance BV 144A sr. unsec. notes 6 7/8s,
2018 (Netherlands)	EUR	220,000	317,001

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015		$452,000	481,177

			2,389,669

Absolute Return 500 Fund	37

CORPORATE BONDS AND NOTES (12.2%)* cont.		Principal amount	Value

Communication services (2.2%)
America Movil SAB de CV company guaranty unsec. unsub.
notes 5 1/2s, 2014 (Mexico)		$339,000	$343,916

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015		2,579,000	2,653,113

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014		452,000	457,000

Comcast Corp. company guaranty sr. unsec. unsub. notes
2.85s, 2023		1,265,000	1,217,865

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023		840,000	831,600

Deutsche Telekom International Finance BV company guaranty
sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)		452,000	499,989

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
4 1/4s, 2018		1,500,000	1,522,500

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s,
2018 (Luxembourg)		700,000	736,750

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021		500,000	523,125

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017		510,000	572,214

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,250,000	1,446,875

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		265,000	286,531

Telefonica Emisiones SAU company guaranty notes 6.421s,
2016 (Spain)		250,000	277,134

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.949s, 2015 (Spain)		315,000	328,393

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s,
2024 (Luxembourg)	EUR	130,000	183,624

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s,
2022 (Luxembourg)	EUR	185,000	260,060

Time Warner Cable, Inc. company guaranty sr. unsec. notes
5.85s, 2017		$955,000	1,052,144

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		560,000	607,758

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016		1,459,000	1,603,368

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021
(United Kingdom)	GBP	530,000	873,171

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)		$508,000	572,952

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. notes 10 1/4s, 2019		1,110,000	1,226,550

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 1/4s, 2018 (Luxembourg)		335,000	352,588

			18,429,220
Consumer cyclicals (0.7%)
Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017		530,000	528,675

Daimler Finance North America, LLC company guaranty
6 1/2s, 2013		282,000	282,479

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		282,000	312,085

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	407,574	564,450

News America, Inc. company guaranty sr. unsec. notes
4 1/2s, 2021		$452,000	487,021

38	Absolute Return 500 Fund

CORPORATE BONDS AND NOTES (12.2%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Owens Corning company guaranty sr. unsec. notes 9s, 2019		$36,000	$44,460

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		200,000	223,000

RSI Home Products, Inc. 144A company guaranty notes
6 7/8s, 2018		135,000	141,413

Target Corp. sr. unsec. notes 5 3/8s, 2017		452,000	515,109

Time Warner, Inc. company guaranty sr. unsec. notes
5 7/8s, 2016		729,000	826,626

Travelport, LLC/Travelport Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 13 7/8s, 2016 ‡‡		72,703	76,520

TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014		1,000,000	1,022,500

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014		1,068,000	1,085,367

			6,109,705
Consumer staples (0.9%)
Altria Group, Inc. company guaranty sr. unsec. notes
4 1/8s, 2015		663,000	702,423

Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 4 1/8s, 2015		616,000	642,351

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016		282,000	290,523

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		260,000	296,725

CVS Corp. sr. unsec. notes 5 3/4s, 2017		193,000	221,272

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
5 3/4s, 2017 (United Kingdom)		339,000	392,281

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020		895,000	865,913

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	500,000	708,236

Kroger Co. (The) company guaranty sr. unsec. unsub.
notes 6.4s, 2017		$282,000	326,019

Mondelez International, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		1,068,000	1,141,521

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015		786,000	809,853

Philip Morris International, Inc. sr. unsec. unsub. notes
5.65s, 2018		339,000	394,398

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015		452,000	469,323

			7,260,838
Energy (1.1%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		200,000	226,056

BP Capital Markets PLC company guaranty sr. unsec. notes
3 7/8s, 2015 (United Kingdom)		252,000	263,170

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4 1/2s, 2020 (United Kingdom)		200,000	219,323

Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015		435,000	477,956

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015		899,000	942,312

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)		395,000	404,913

Gazprom OAO Via White Nights Finance BV notes 10 1/2s,
2014 (Russia)		500,000	518,120

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017		100,000	106,500

Absolute Return 500 Fund	39

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Energy cont.
Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	$65,000	$73,125

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	2,295,000	2,155,579

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)	786,000	819,755

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	2,000,000	2,135,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017	339,000	399,617

		8,741,426
Financials (3.8%)
Air Lease Corp. sr. unsec. notes 4 1/2s, 2016	1,000,000	1,047,500

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014	339,000	350,990

American Express Credit Corp. sr. unsec. unsub. notes
5 1/8s, 2014	1,012,000	1,050,236

American International Group, Inc. sr. unsec. notes Ser. MTN,
5.45s, 2017	565,000	636,562

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969s, 2017	450,000	457,055

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	616,000	635,969

BB&T Corp. unsec. sub. notes 5.2s, 2015	339,000	367,868

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
unsub. notes 1.3s, 2018	1,233,000	1,211,455

Capital One Financial Corp. sr. unsec. unsub. notes 3 1/2s, 2023	497,000	478,343

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	900,000	973,125

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	380,000	491,674

Credit Suisse/New York sr. unsec. notes 5 1/2s, 2014	1,402,000	1,437,283

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	616,000	710,861

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	980,000	1,057,175

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019	90,000	96,300

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019	3,535,000	4,183,651

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017	2,748,000	3,178,798

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB bonds 8 1/8s, 2038	530,000	620,100

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	740,000	860,010

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	300,000	309,000

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015	3,031,000	3,139,928

Metropolitan Life Global Funding I 144A notes 3s, 2023	450,000	433,710

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015	283,000	293,288

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN,
4 3/4s, 2015	565,000	605,638

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022 R	395,000	395,038

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018	395,000	461,163

UBS AG/Stamford, CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015	300,000	311,465

US Bancorp sr. unsec. unsub. notes 2.45s, 2015	452,000	466,514

Vnesheconombank Via VEB Finance PLC 144A bank guaranty,
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)	250,000	271,875

40	Absolute Return 500 Fund

CORPORATE BONDS AND NOTES (12.2%)* cont.		Principal amount	Value

Financials cont.
VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6,
6 1/4s, 2035 (Russia)		$500,000	$531,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		1,600,000	1,762,880

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017		2,301,000	2,661,037

Westpac Banking Corp. sr. unsec. unsub. notes 3s,
2015 (Australia)		395,000	411,682

			31,899,423
Health care (1.2%)
Amgen, Inc. sr. unsec. notes 5.85s, 2017		339,000	387,923

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		339,000	395,010

CHS/Community Health Systems, Inc. company guaranty
sr. notes 5 1/8s, 2018		2,000,000	2,077,500

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		305,000	330,118

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	415,000	596,558

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$235,000	262,025

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014		452,000	459,975

HCA, Inc. sr. notes 6 1/2s, 2020		610,000	678,625

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		1,240,000	1,323,700

Merck & Co., Inc. sr. unsec. notes 4s, 2015		508,000	537,077

Novartis Capital Corp. company guaranty sr. unsec.
notes 2.9s, 2015		452,000	468,898

Pfizer, Inc. sr. unsec. notes 5.35s, 2015		1,068,000	1,137,455

Service Corp. International/US sr. notes 7s, 2017		170,000	190,613

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	728,175

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		339,000	397,038

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016		157,000	171,207

			10,141,897
Technology (0.4%)
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		550,000	553,438

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016		508,000	563,512

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014		452,000	459,712

IBM Corp. sr. unsec. notes 5.7s, 2017		673,000	782,663

Oracle Corp. sr. unsec. notes 5 1/4s, 2016		616,000	677,120

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		395,000	411,155

			3,447,600
Transportation (0.1%)
United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014		339,000	343,842

			343,842
Utilities and power (1.1%)
AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016		210,000	248,325

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		1,035,000	1,218,713

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038		189,000	229,255

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019		280,000	324,450

Consolidated Edison Co. of New York sr. unsec. notes
7 1/8s, 2018		157,000	195,444

Dominion Resources, Inc. sr. unsec. unsub. notes
Ser. 07-A, 6s, 2017		880,000	1,019,103

Duke Energy Carolinas, LLC sr. unsec. unsub. notes 6.3s, 2014		880,000	892,486

Absolute Return 500 Fund	41

CORPORATE BONDS AND NOTES (12.2%)* cont.	Principal amount	Value

Utilities and power cont.
El Paso Corp. sr. unsec. notes 7s, 2017	$225,000	$254,003

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)	625,000	611,719

Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. bonds Ser. L, 6.3s, 2017	395,000	458,742

Exelon Corp. sr. unsec. notes 4.9s, 2015	827,000	876,256

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031	220,000	231,935

FPL Group Capital, Inc. company guaranty sr. unsec. notes
7 7/8s, 2015	282,000	321,582

Kinder Morgan Energy Partners LP notes 6s, 2017	452,000	513,581

National Rural Utilities Cooperative Finance Corp. sr. bonds
10 3/8s, 2018	226,000	310,126

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	315,000	402,073

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015	339,000	361,622

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019	275,000	353,374

TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)	395,000	473,382

		9,296,171

Total corporate bonds and notes (cost $97,781,096)		$101,703,622

SENIOR LOANS (10.0%)* [c]	Principal amount	Value

Basic materials (0.9%)
AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1,
4 1/2s, 2019 (Luxembourg)	$492,560	$494,714

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2,
4 1/2s, 2019 (Luxembourg)	255,565	256,684

Exopack, LLC bank term loan FRN Ser. B, 5 1/4s, 2019	1,500,000	1,520,625

FMG Resources August 2006 Pty., Ltd. bank term loan FRN
Ser. B, 5 1/4s, 2017 (Australia)	831,600	832,923

Ineos US Finance, LLC bank term loan FRN 4s, 2018	996,240	998,730

MacDermid, Inc. bank term loan FRN 4s, 2020	997,500	999,246

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	458,250	451,663

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)	835,000	841,784

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020	1,496,250	1,506,350

		7,902,719
Capital goods (0.7%)
Beechcraft Holdings, LLC bank term loan FRN Ser. B,
5 3/4s, 2020	500,000	504,167

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020	715,000	715,082

Generac Holdings, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020	748,125	744,852

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B,
4 3/4s, 2018	594,000	598,010

Silver II Borrower SCA bank term loan FRN 4s,
2019 (Luxembourg)	496,250	495,078

SRAM, LLC bank term loan FRN Ser. B, 4s, 2020	1,214,030	1,205,936

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020	498,744	498,744

WESCO International, Inc. bank term loan FRN 4 1/2s, 2019	963,929	968,507

		5,730,376

42	Absolute Return 500 Fund

SENIOR LOANS (10.0%)* [c] cont.		Principal amount	Value

Communication services (1.1%)
Asurion, LLC/CA bank term loan FRN Ser. B1, 4 1/2s, 2019		$1,571,974	$1,569,764

Asurion, LLC/CA bank term loan FRN Ser. B2, 3 1/2s, 2020		997,500	974,344

Cricket Communications, Inc. bank term loan FRN Ser. C,
4 3/4s, 2020		1,496,250	1,501,628

Intelsat Jackson Holdings SA bank term loan FRN 4 1/4s,
2018 (Bermuda)		1,419,814	1,425,392

Level 3 Financing, Inc. bank term loan FRN Ser. B, 4s, 2020		1,000,000	1,004,000

SBA Senior Finance II, LLC bank term loan FRN Ser. B,
3 3/4s, 2018		180,529	180,379

Virgin Media Investment Holdings, Ltd. bank term loan FRN
Ser. B, 3 1/2s, 2020 (United Kingdom)		1,500,000	1,498,542

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019		987,500	991,450

			9,145,499
Consumer cyclicals (3.2%)
Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018		1,633,500	1,642,251

American Casino & Entertainment Properties, LLC bank term
loan FRN 6s, 2020		847,875	857,060

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B2, 4 1/4s, 2017		217,091	217,815

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.488s, 2018		899,033	842,719

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017		825,407	831,081

Chrysler Group, LLC bank term loan FRN Ser. B, 4 1/4s, 2017		331,637	334,122

CityCenter Holdings, LLC bank term loan FRN Ser. B, 5s, 2020		975,000	982,719

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018		726,468	731,160

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 6s, 2016	CAD	1,888,310	1,806,541

Hudson’s Bay Co. bank term loan FRN 4 3/4s, 2020 (Canada)		$1,500,000	1,518,563

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018		683,495	682,855

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018		384,038	371,636

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018		646,037	645,633

MGM Resorts International bank term loan FRN Ser. B,
3 1/2s, 2019		992,500	991,259

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020		1,246,875	1,249,983

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020		1,280,000	1,286,934

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		83,373	83,721

Peninsula Gaming, LLC bank term loan FRN Ser. B, 4 1/4s, 2017		1,454,091	1,457,726

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017		972,500	975,236

Realogy Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2020		1,492,500	1,504,937

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019		990,000	995,363

Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019		1,240,625	1,250,815

Serta Simmons Holdings, LLC bank term loan FRN 5s, 2019		454,413	457,253

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020		1,243,750	1,253,068

Travelport, LLC bank term loan FRN 6 1/4s, 2019		922,688	937,912

Tribune Co. bank term loan FRN Ser. B, 4s, 2019		709,638	709,460

Warner Music Group Corp. bank term loan FRN 3 3/4s, 2020		1,000,000	998,125

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		1,440,000	1,425,600

			27,041,547

Absolute Return 500 Fund	43

SENIOR LOANS (10.0%)* [c] cont.	Principal amount	Value

Consumer staples (0.8%)
H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020	$1,266,825	$1,275,168

Landry’s, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	1,477,330	1,487,179

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4s, 2017	1,250,000	1,256,641

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021	1,000,000	1,007,188

Sprouts Farmers Market, Inc. bank term loan FRN 4s, 2020	511,786	513,065

US Foods, Inc. bank term loan FRN 4 1/2s, 2019	997,500	997,500

		6,536,741
Energy (0.8%)
EXCO Resources, Inc. bank term loan FRN Ser. B, 5s, 2019	1,246,875	1,248,434

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020	1,500,000	1,524,375

Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	411,115	406,918

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019	900,000	880,500

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018 ‡‡	700,000	707,000

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	397,000	396,669

Vantage Drilling Co. bank term loan FRN Ser. B, 6 1/4s, 2017	1,268,250	1,280,404

		6,444,300
Financials (0.9%)
iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R	651,844	654,085

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017 R	881,577	904,443

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019	500,000	490,625

Nuveen Investments, Inc. bank term loan FRN 4.168s, 2017	1,000,000	993,000

Springleaf Financial Funding Co. bank term loan FRN Ser. B2,
4 3/4s, 2019	1,200,000	1,205,500

USI Insurance Services, LLC bank term loan FRN Ser. B, 5s, 2019	1,488,750	1,492,844

Walter Investment Management Corp. bank term loan FRN
5 3/4s, 2017	1,671,519	1,686,668

		7,427,165
Health care (0.8%)
Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	992,500	996,222

Emergency Medical Services Corp. bank term loan FRN
Ser. B, 4s, 2018	482,263	483,038

Iasis Healthcare, LLC/Iasis Capital Corp. bank term loan FRN
Ser. B, 4 1/2s, 2018	980,443	985,825

Kinetic Concepts, Inc. bank term loan FRN Ser. D1, 4 1/2s, 2018	1,341,458	1,350,513

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B,
4 1/4s, 2019	371,257	371,717

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 4 1/4s, 2018	628,848	632,382

Quintiles Transnational Corp. bank term loan FRN
Ser. B2, 4s, 2018	981,744	983,789

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. E, 4 1/2s, 2020	595,500	602,795

		6,406,281
Technology (0.4%)
First Data Corp. bank term loan FRN 4.17s, 2018	1,500,000	1,501,250

Lawson Software bank term loan FRN Ser. B2, 5 1/4s, 2018	898,232	904,287

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 4s, 2019	950,228	952,604

		3,358,141

44	Absolute Return 500 Fund

SENIOR LOANS (10.0%)* [c] cont.	Principal amount	Value

Transportation (0.3%)
Air Medical Group Holdings, Inc. bank term loan FRN
8 3/8s, 2018 ‡‡	$1,125,000	$1,108,125

Livingston International, Inc. bank term loan FRN 5s,
2019 (Canada)	1,496,250	1,492,509

		2,600,634
Utilities and power (0.1%)
Energy Transfer Equity LP bank term loan FRN Ser. B,
3 3/4s, 2017	578,250	580,177

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.704s, 2017	920,555	614,067

		1,194,244

Total senior loans (cost $83,316,252)		$83,787,647

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (8.4%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.0%)
Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, November 1, 2043	$8,000,000	$8,666,250

		8,666,250
U.S. Government Agency Mortgage Obligations (7.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043	2,097,411	2,195,728

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, November 1, 2043	3,000,000	3,274,219
4s, TBA, December 1, 2043	7,000,000	7,354,649
4s, TBA, November 1, 2043	19,000,000	20,018,282
3 1/2s, with due dates from November 1, 2042 to May 1, 2043	7,850,006	8,001,488
3 1/2s, TBA, December 1, 2043	10,000,000	10,234,375
3 1/2s, TBA, November 1, 2043	10,000,000	10,261,719

		61,340,460

Total U.S. government and agency mortgage obligations (cost $69,894,461)		$70,006,710

COMMODITY LINKED NOTES (1.7%)* Ω	Principal amount	Value

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2014
(Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)	$14,312,000	$14,455,816

Total commodity linked notes (cost $14,312,000)		$14,455,816

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.4%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)	$325,000	$283,563

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)	2,425,000	2,297,688

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)	650,000	693,875

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)	240,000	254,700

Financing of Infrastructural Projects State Enterprise 144A govt.
guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)	200,000	175,000

Total foreign government and agency bonds and notes (cost $3,767,914)		$3,704,826

Absolute Return 500 Fund	45

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (0.4%)*	strike price	amount	Value

Federal National Mortgage Association 30 yr. TBA 3s (Call)	Dec-13/$98.52	5,000,000	$37,750

Federal National Mortgage Association 30 yr. TBA 3s (Call)	Dec-13/98.59	5,000,000	35,650

SPDR S&P 500 ETF Trust (Put)	Oct-14/152.00	230,674	1,044,792

SPDR S&P 500 ETF Trust (Put)	Sep-14/150.00	202,339	777,995

SPDR S&P 500 ETF Trust (Put)	Aug-14/145.00	222,402	546,037

SPDR S&P 500 ETF Trust (Put)	Jul-14/147.00	222,372	527,787

SPDR S&P 500 ETF Trust (Put)	Jun-14/138.00	222,372	291,559

SPDR S&P 500 ETF Trust (Put)	May-14/145.00	222,372	314,908

Total purchased options outstanding (cost $6,052,874)			$3,576,478

INVESTMENT COMPANIES (0.1%)*		Shares	Value

Ares Capital Corp.		38,800	$673,956

Total investment companies (cost $683,268)			$673,956

SHORT-TERM INVESTMENTS (32.8%)*	Principal amount/shares		Value

Federal Home Loan Mortgage Corp. discount commercial
paper with an effective yield of 0.04%, December 5, 2013		$7,000,000	$6,999,736

Federal National Mortgage Association discount commercial
paper with an effective yield of 0.03%, November 6, 2013		10,000,000	9,999,958

U.S. Treasury Bills with an effective yield of 0.13%,
August 21, 2014 #∆§		29,000,000	28,981,701

U.S. Treasury Bills with an effective yield of 0.12%,
December 12, 2013		15,000,000	14,997,865

U.S. Treasury Bills with an effective yield of 0.11%, April 3, 2014		15,000,000	14,996,340

U.S. Treasury Bills with an effective yield of 0.10%, July 24, 2014		13,000,000	12,993,305

U.S. Treasury Bills with an effective yield of 0.10%,
May 1, 2014 #∆		20,000,000	19,991,960

U.S. Treasury Bills with an effective yield of 0.10%,
March 6, 2014		16,500,000	16,496,849

U.S. Treasury Bills with an effective yield of 0.10%,
February 6, 2014		16,500,000	16,498,004

U.S. Treasury Bills with an effective yield of 0.09%,
December 19, 2013		16,500,000	16,497,908

Putnam Short Term Investment Fund 0.07% L		90,902,755	90,902,755

SSgA Prime Money Market Fund 0.02% P		24,360,000	24,360,000

Total short-term investments (cost $273,689,310)			$273,716,381

TOTAL INVESTMENTS

Total investments (cost $850,512,776)			$924,387,926

Key to holding’s currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Key to holding’s abbreviations
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

46	Absolute Return 500 Fund

FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $834,741,552.

Ω The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† Non-income-producing security.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $252,388,436 to cover certain derivatives contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

Absolute Return 500 Fund	47

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $198,760,215)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	1/3/14	$1,055,316	$1,079,633	$(24,317)

	Chilean Peso	Buy	1/16/14	2,004,643	2,051,256	(46,613)

	Euro	Buy	12/18/13	843,498	839,867	3,631

	Euro	Sell	12/18/13	843,498	855,525	12,027

	Japanese Yen	Sell	11/20/13	1,544,655	1,530,009	(14,646)

	Singapore Dollar	Sell	11/20/13	1,140,406	1,109,756	(30,650)

	Swiss Franc	Sell	12/18/13	860,621	833,367	(27,254)

Barclays Bank PLC
	Australian Dollar	Buy	1/16/14	795,110	809,869	(14,759)

	Brazilian Real	Buy	1/3/14	2,486,821	2,538,869	(52,048)

	British Pound	Buy	12/18/13	108,033	112,484	(4,451)

	Canadian Dollar	Sell	1/16/14	1,426,045	1,429,536	3,491

	Czech Koruna	Sell	12/18/13	832,543	844,894	12,351

	Euro	Sell	12/18/13	1,532,608	1,557,824	25,216

	Hungarian Forint	Buy	12/18/13	766,130	759,022	7,108

	Japanese Yen	Sell	11/20/13	3,518,977	3,479,559	(39,418)

	Mexican Peso	Sell	1/16/14	327,211	340,777	13,566

	Norwegian Krone	Buy	12/18/13	840,775	840,317	458

	Polish Zloty	Buy	12/18/13	2,951,359	2,988,670	(37,311)

	Singapore Dollar	Sell	11/20/13	2,519,986	2,511,164	(8,822)

	Swiss Franc	Sell	12/18/13	894,247	866,001	(28,246)

	Turkish Lira	Buy	12/18/13	495,028	503,081	(8,053)

Citibank, N.A.
	Brazilian Real	Buy	1/3/14	1,959,867	2,011,657	(51,790)

	British Pound	Sell	12/18/13	812,975	815,114	2,139

	Canadian Dollar	Sell	1/16/14	844,312	842,887	(1,425)

	Euro	Buy	12/18/13	1,846,679	1,822,524	24,155

	Euro	Sell	12/18/13	1,846,679	1,849,250	2,571

	Japanese Yen	Sell	11/20/13	449,036	424,052	(24,984)

	New Taiwan Dollar	Sell	11/20/13	1,469,575	1,473,379	3,804

	Swiss Franc	Sell	12/18/13	1,692,466	1,638,989	(53,477)

Credit Suisse International
	British Pound	Buy	12/18/13	1,508,620	1,495,754	12,866

	Canadian Dollar	Sell	1/16/14	819,518	827,965	8,447

	Czech Koruna	Sell	12/18/13	832,543	836,522	3,979

	Euro	Sell	12/18/13	831,820	922,867	91,047

	Japanese Yen	Sell	11/20/13	258,374	225,450	(32,924)

	Mexican Peso	Sell	1/16/14	984,690	993,207	8,517

	New Zealand Dollar	Buy	1/16/14	812,813	838,113	(25,300)

	Norwegian Krone	Buy	12/18/13	848,690	858,500	(9,810)

	Singapore Dollar	Sell	11/20/13	2,099,921	2,102,579	2,658

	South Korean Won	Buy	11/20/13	1,867,234	1,853,997	13,237

48	Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $198,760,215) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.
	Swedish Krona	Buy	12/18/13	$837,118	$818,417	$18,701

	Swiss Franc	Sell	12/18/13	859,518	832,292	(27,226)

Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	303,540	320,018	(16,478)

	British Pound	Buy	12/18/13	127,909	129,156	(1,247)

	British Pound	Sell	12/18/13	127,909	124,062	(3,847)

	Canadian Dollar	Sell	1/16/14	26,038	21,742	(4,296)

	Euro	Sell	12/18/13	1,323,498	1,298,432	(25,066)

	Japanese Yen	Sell	11/20/13	2,668,395	2,652,417	(15,978)

	Norwegian Krone	Buy	12/18/13	833,245	863,115	(29,870)

	Polish Zloty	Buy	12/18/13	1,274,762	1,298,074	(23,312)

	Swiss Franc	Sell	12/18/13	865,913	835,914	(29,999)

Goldman Sachs International
	Australian Dollar	Buy	1/16/14	746,574	739,971	6,603

	British Pound	Buy	12/18/13	1,704,652	1,704,614	38

	British Pound	Sell	12/18/13	1,704,652	1,673,287	(31,365)

	Canadian Dollar	Sell	1/16/14	24,697	22,143	(2,554)

	Chilean Peso	Buy	1/16/14	2,004,643	2,051,544	(46,901)

	Euro	Buy	12/18/13	859,249	839,689	19,560

	Euro	Sell	12/18/13	859,249	830,480	(28,769)

	Japanese Yen	Sell	11/20/13	1,774,760	1,743,235	(31,525)

HSBC Bank USA, National Association
	British Pound	Buy	12/18/13	1,675,800	1,683,093	(7,293)

	British Pound	Sell	12/18/13	1,675,800	1,686,480	10,680

	Canadian Dollar	Sell	1/16/14	106,736	107,834	1,098

	Chinese Yuan
	(Offshore)	Buy	11/20/13	1,510,228	1,511,097	(869)

	Chinese Yuan
	(Offshore)	Sell	11/20/13	1,516,495	1,497,661	(18,834)

	Euro	Buy	12/18/13	848,793	823,369	25,424

	Euro	Sell	12/18/13	848,793	834,690	(14,103)

	Japanese Yen	Sell	11/20/13	1,754,690	1,733,357	(21,333)

	New Taiwan Dollar	Sell	11/20/13	1,469,569	1,469,541	(28)

	Swedish Krona	Buy	12/18/13	816,014	826,616	(10,602)

	Swedish Krona	Sell	12/18/13	816,014	825,449	9,435

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	1,672,902	1,666,116	6,786

	Australian Dollar	Sell	1/16/14	831,889	828,046	(3,843)

	Brazilian Real	Buy	1/3/14	1,839,536	1,887,634	(48,098)

	British Pound	Buy	12/18/13	2,529,809	2,528,024	1,785

	British Pound	Sell	12/18/13	2,529,007	2,502,994	(26,013)

	Czech Koruna	Buy	12/18/13	507,007	500,208	6,799

	Czech Koruna	Sell	12/18/13	507,007	491,916	(15,091)

Absolute Return 500 Fund	49

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $198,760,215) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.
	Euro	Buy	12/18/13	$4,958,604	$4,927,326	$31,278

	Euro	Sell	12/18/13	5,041,161	5,034,132	(7,029)

	Hungarian Forint	Buy	12/18/13	913,080	925,940	(12,860)

	Japanese Yen	Buy	11/20/13	838,674	829,252	9,422

	Japanese Yen	Sell	11/20/13	2,061,139	2,057,863	(3,276)

	Malaysian Ringgit	Buy	11/20/13	2,090,485	2,070,624	19,861

	Malaysian Ringgit	Sell	11/20/13	2,090,485	2,001,318	(89,167)

	Mexican Peso	Buy	1/16/14	368,838	366,375	2,463

	Mexican Peso	Sell	1/16/14	819,541	824,871	5,330

	New Taiwan Dollar	Sell	11/20/13	2,736,069	2,732,521	(3,548)

	New Zealand Dollar	Buy	1/16/14	812,731	837,994	(25,263)

	Norwegian Krone	Buy	12/18/13	1,688,510	1,683,096	5,414

	Norwegian Krone	Sell	12/18/13	715,664	704,980	(10,684)

	Polish Zloty	Buy	12/18/13	2,413,830	2,428,602	(14,772)

	Singapore Dollar	Buy	11/20/13	1,915,972	1,880,476	35,496

	Singapore Dollar	Sell	11/20/13	4,016,054	3,968,140	(47,914)

	South Korean Won	Buy	11/20/13	2,618,323	2,609,253	9,070

	Swiss Franc	Buy	12/18/13	855,549	852,223	3,326

	Swiss Franc	Sell	12/18/13	864,039	838,873	(25,166)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	1,659,733	1,654,388	5,345

	Australian Dollar	Sell	1/16/14	1,653,337	1,667,083	13,746

	Brazilian Real	Buy	1/3/14	1,959,823	2,004,882	(45,059)

	Canadian Dollar	Sell	1/16/14	828,134	838,267	10,133

	Euro	Buy	12/18/13	3,761,114	3,768,986	(7,872)

	Euro	Sell	12/18/13	4,167,791	4,120,717	(47,074)

	Hungarian Forint	Buy	12/18/13	766,130	759,129	7,001

	Japanese Yen	Buy	11/20/13	1,689,361	1,715,655	(26,294)

	Japanese Yen	Sell	11/20/13	2,179,339	2,179,012	(327)

	Mexican Peso	Buy	1/16/14	493,953	500,419	(6,466)

	Mexican Peso	Sell	1/16/14	819,549	829,825	10,276

	Swedish Krona	Buy	12/18/13	829,749	839,710	(9,961)

	Swedish Krona	Sell	12/18/13	729,994	742,429	12,435

State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	837,345	830,530	6,815

	Brazilian Real	Buy	1/3/14	2,159,743	2,212,206	(52,463)

	British Pound	Buy	12/18/13	832,851	843,826	(10,975)

	Czech Koruna	Buy	12/18/13	507,007	500,234	6,773

	Czech Koruna	Sell	12/18/13	507,007	492,273	(14,734)

	Euro	Sell	12/18/13	1,060,618	1,083,303	22,685

	Japanese Yen	Sell	11/20/13	3,972,064	3,936,197	(35,867)

	Mexican Peso	Buy	1/16/14	493,953	490,458	3,495

50	Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $198,760,215) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.
	Mexican Peso	Sell	1/16/14	$493,953	$500,321	$6,368

	New Taiwan Dollar	Sell	11/20/13	2,736,069	2,732,288	(3,781)

	New Zealand Dollar	Buy	1/16/14	812,731	831,912	(19,181)

	Norwegian Krone	Buy	12/18/13	64,300	55,655	8,645

	Polish Zloty	Buy	12/18/13	1,676,630	1,690,307	(13,677)

	Singapore Dollar	Sell	11/20/13	2,440,529	2,406,630	(33,899)

	South Korean Won	Buy	11/20/13	3,130,763	3,107,437	23,326

	Swedish Krona	Buy	12/18/13	829,749	837,333	(7,584)

	Swiss Franc	Sell	12/18/13	468,457	423,311	(45,146)

UBS AG
	Australian Dollar	Buy	1/16/14	837,909	831,536	6,373

	Australian Dollar	Sell	1/16/14	837,909	830,227	(7,682)

	British Pound	Buy	12/18/13	817,944	825,650	(7,706)

	Canadian Dollar	Sell	1/16/14	826,316	829,010	2,694

	Czech Koruna	Sell	12/18/13	1,665,082	1,676,227	11,145

	Euro	Sell	12/18/13	2,191,302	2,274,892	83,590

	Hungarian Forint	Buy	12/18/13	913,080	935,324	(22,244)

	Japanese Yen	Sell	11/20/13	2,163,345	2,117,920	(45,425)

	Mexican Peso	Sell	1/16/14	1,110,468	1,118,266	7,798

	New Zealand Dollar	Buy	1/16/14	812,813	832,034	(19,221)

	Norwegian Krone	Buy	12/18/13	1,486,722	1,499,461	(12,739)

	Singapore Dollar	Sell	11/20/13	2,314,381	2,286,549	(27,832)

	Swedish Krona	Buy	12/18/13	837,858	832,459	5,399

	Swiss Franc	Sell	12/18/13	138,696	60,663	(78,033)

	Turkish Lira	Buy	12/18/13	746,915	758,839	(11,924)

	Turkish Lira	Sell	12/18/13	746,915	744,155	(2,760)

WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	425,915	439,122	(13,207)

	Canadian Dollar	Sell	1/16/14	839,527	848,158	8,631

	Euro	Buy	12/18/13	1,690,118	1,666,026	24,092

	Euro	Sell	12/18/13	1,690,118	1,680,272	(9,846)

	Japanese Yen	Sell	11/20/13	1,603,942	1,587,830	(16,112)

Total						$(1,149,006)

FUTURES CONTRACTS OUTSTANDING at 10/31/13

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Short)	301	$58,032,920	Dec-13	$(847,252)

FTSE 100 Index (Short)	174	18,716,142	Dec-13	(548,929)

Japanese Government Bond
10 yr (Long)	1	1,475,338	Dec-13	23,488

Absolute Return 500 Fund	51

FUTURES CONTRACTS OUTSTANDING at 10/31/13 cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Japanese Government Bond
10 yr Mini (Short)	9	$1,327,347	Dec-13	$(20,631)

S&P 500 Index E-Mini (Short)	361	31,605,550	Dec-13	(1,242,562)

S&P Mid Cap 400 Index
E-Mini (Long)	216	27,786,240	Dec-13	1,165,125

U.K. Gilt 10 yr (Long)	325	57,978,114	Dec-13	516,615

U.S. Treasury Note 5 yr (Short)	63	7,666,313	Dec-13	(48,588)

U.S. Treasury Note 10 yr (Long)	223	28,401,141	Dec-13	(31,861)

Total				$(1,034,595)

WRITTEN OPTIONS OUTSTANDING at 10/31/13 (premiums $462,329)

	Expiration date/	Contract
	strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Dec-13/$182.00	106,277	$44,636

SPDR S&P 500 ETF Trust (Call)	Nov-13/181.00	527,373	200,402

SPDR S&P 500 ETF Trust (Call)	Nov-13/181.00	125,879	30,211

SPDR S&P 500 ETF Trust (Call)	Nov-13/179.00	222,861	79,606

SPDR S&P 500 ETF Trust (Call)	Nov-13/180.00	348,740	67,725

Total			$422,580

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/13

Counterparty
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	Unrealized
Floating rate index/Maturity date	date/strike	amount	appreciation

Credit Suisse International
(2.70625)/3 month USD-LIBOR-BBA/
Dec-23 (Written)	Dec-13/2.70625	$4,500,000	$2,430

(2.7165)/3 month USD-LIBOR-BBA/
Dec-23 (Written)	Dec-13/2.7165	4,500,000	270

Total			$2,700

TBA SALE COMMITMENTS OUTSTANDING at 10/31/13 (proceeds receivable $17,661,582)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s,
November 1, 2043	$7,000,000	11/13/13	$7,375,157

Federal National Mortgage Association, 3 1/2s,
November 1, 2043	10,000,000	11/13/13	10,261,719

Total			$17,636,876

52	Absolute Return 500 Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
GBP	1,086,000	$—	8/15/31	3.6%	6 month GBP-	$(133,173)
					LIBOR-BBA

Goldman Sachs International
GBP	1,086,000	—	9/23/31	6 month GBP-	3.1175%	5,523
				LIBOR-BBA

Total		$—				$(127,650)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$249,908,300 E	$344,067	12/18/15	3 month USD-	0.75%	$(1,090,406)
			LIBOR-BBA

40,650,400 E	714,636	12/18/18	3 month USD-	2.05%	(339,835)
			LIBOR-BBA

2,058,600 E	(27,668)	12/18/43	3 month USD-	3.85%	67,584
			LIBOR-BBA

18,266,500 E	427,557	12/18/23	3 month USD-	3.15%	(262,918)
			LIBOR-BBA

Total	$1,458,592				$(1,625,575)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,047,010	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(14,663)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

611,289	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(8,561)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,905,110	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	54,898
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,346,315	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(25,441)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

263,428	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	5,335
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

7,300,000	—	7/19/23	(2.585%)	USA Non Revised	(75,628)
				Consumer Price
				Index-Urban (CPI-U)

Absolute Return 500 Fund	53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A. cont.
baskets	916,013	$—	3/14/14	(3 month USD-	A basket	$4,339,081
				LIBOR-BBA plus	(MLTRFCF2) of
				0.10%)	common stocks

units	24,036	—	3/14/14	3 month USD-	Russell 1000 Total	(4,343,545)
				LIBOR-BBA minus	Return Index
				0.07%

Barclays Bank PLC
	$377,523	—	1/12/40	5.00% (1 month	Synthetic MBX Index	838
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	6,393	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(90)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	986,305	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(8,672)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	417,133	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(5,582)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,232,081	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(19,624)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	1,744,894	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,875
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,543,116	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,908
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	18,915,524	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(264,908)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,193,562	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(16,716)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	5,724,608	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(50,331)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	506,438	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,283
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	605,921	—	1/12/40	4.00% (1 month	Synthetic MBX Index	5,005
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	506,438	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,283
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

54	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$608,830	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(8,527)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

495,943	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(4,637)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

4,993,807	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(43,905)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,080,077	—	1/12/41	5.00% (1 month	Synthetic MBX Index	12,867
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,494,416	—	1/12/40	4.00% (1 month	Synthetic MBX Index	12,344
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

174,792	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(3,540)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

60,479	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(294)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

331,614	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,916)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

311,966	—	1/12/41	5.00% (1 month	Synthetic MBX Index	790
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,213,913	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(22,939)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,194,762	—	1/12/41	3.50% (1 month	Synthetic MBX Index	58,461
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

683,541	—	1/12/41	3.50% (1 month	Synthetic MBX Index	9,526
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

2,532,189	—	1/12/41	5.00% (1 month	Synthetic MBX Index	6,413
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,651,143	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(49,685)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,545,470	—	1/12/40	4.00% (1 month	Synthetic MBX Index	29,286
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,107,756	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(18,531)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Absolute Return 500 Fund	55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$4,474,559	$—	1/12/40	4.50% (1 month	Synthetic MBX Index	$17,156
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,677,367	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(65,506)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,908,452	—	1/12/40	4.50% (1 month	Synthetic MBX Index	14,986
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

388,148	—	1/12/40	5.00% (1 month	Synthetic MBX Index	862
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

834,815	—	1/12/40	4.50% (1 month	Synthetic MBX Index	3,201
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

12,204,644	—	1/12/41	5.00% (1 month	Synthetic MBX Index	30,912
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,980,386	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,549
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

330,776	—	1/12/40	5.00% (1 month	Synthetic MBX Index	735
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,073,073	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,383
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

778,066	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,728
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,586,549	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	29,981
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

192,978	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(440)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

204,163	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,795)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,754,187	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(50,591)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,699,484	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(15,273)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

4,110,185	—	1/12/38	6.50% (1 month	Synthetic MBX Index	36,137
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

56	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$4,785,328	$—	1/12/39	6.00% (1 month	Synthetic MBX Index	$10,909
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,779,010	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	33,618
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

273,449	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	5,167
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,679,937	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	23,527
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

869,165	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,209)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

434,643	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(605)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

434,643	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(605)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,346,315	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(25,441)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

872,180	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,214)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

2,265,110	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(3,152)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

872,180	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,214)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

292,176	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,569)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,968,615	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(27,570)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,102,729	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(17,964)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

699,457	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(11,394)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

419,956	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(7,936)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Absolute Return 500 Fund	57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$1,002,056	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(4,878)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,766,000	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	24,733
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	1,741,344	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,423)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	1,026,825	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(9,028)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	7,340,000	—	7/19/23	(2.569%)	USA Non Revised	(58,551)
					Consumer Price
					Index-Urban (CPI-U)

	1,427,652	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	19,994
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	2,775,785	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	51,720
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	694,769	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	13,129
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	1,672,069	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	23,417
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	1,296,276	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(11,397)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	1,363,970	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(11,992)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

units	81,424	—	10/29/14	(0.15%)	Barclay’s EX-US	(49,074)
					Q-MA USD Excess
					Return Index

units	246,776	—	10/29/14	(0.10%)	Barclay’s Q-MA US	(89,358)
					Excess Return Index

Citibank, N.A.
	$1,232,670	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,122
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	602,661	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,526
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,478,171	—	1/12/41	(3.50%) 1 month	Synthetic TRS Index	16,009
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

58	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
	$1,463,552	$—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	$20,497
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	1,862,273	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	35,191
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	1,349,051	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	27,323
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

baskets	399	—	2/13/14	(3 month USD-	A basket	2,582,277
				LIBOR-BBA plus	(CGPUTQL2) of
				0.10%)	common stocks

baskets	253,761	—	9/25/14	3 month USD-	A basket	(2,303,195)
				LIBOR-BBA minus	(CGPUTS19) of
				0.70%	common stocks

units	9,197	—	2/13/14	3 month USD-	Russell 1000 Total	(1,947,940)
				LIBOR-BBA minus	Return Index
				0.15%

Credit Suisse International
	$1,012,876	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,565
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,039,652	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(19,646)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	1,346,315	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(25,441)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	419,956	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(7,936)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	2,695,473	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	37,750
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	2,251,883	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	31,537
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	2,347,290	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	32,873
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	3,208,897	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	44,940
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	2,369,420	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	33,183
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	1,873,209	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	26,234
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

Absolute Return 500 Fund	59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$1,790,097	$—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	$25,070
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,312,373	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	32,384
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

7,310,000	—	7/19/23	(2.57%)	USA Non Revised	(58,326)
				Consumer Price
				Index-Urban (CPI-U)

1,571,990	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	29,706
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,675,727	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	31,666
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,166,206	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	40,935
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,859,088	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	35,131
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

695,224	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	13,138
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

687,490	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	12,991
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

675,713	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	9,463
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,716,804	5,902	1/12/41	5.00% (1 month	Synthetic TRS Index	(22,775)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

1,715,811	268	1/12/41	(5.00%) 1 month	Synthetic TRS Index	32,947
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Deutsche Bank AG
1,213,437	—	1/12/34	(5.00%) 1 month	Synthetic TRS Index	20,332
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Goldman Sachs International
438,264	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,134)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,536,149	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,479)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

60	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$1,185,177	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(5,770)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

404,579	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(3,783)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

3,981,045	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(37,221)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,086,715	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(10,159)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

89,997	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,260)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,338,009	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,389
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

498,670	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,984)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

490,479	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(9,269)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,034,611	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(13,844)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,034,611	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(13,844)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

370,314	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,186)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

816,855	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(11,440)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,259,867	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(23,808)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,761,372	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(38,673)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,224,377	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(23,137)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,738,388	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(15,284)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Absolute Return 500 Fund	61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$653,008	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(5,741)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,213,437	—	1/12/34	5.00% (1 month	Synthetic TRS Index	(20,332)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

4,416,721	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(61,855)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,147,619	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(59,480)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,168,414	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(22,079)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

398,838	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,586)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

374,957	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(3,506)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

737,166	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(6,892)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

90,779	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(442)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

571,922	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(10,808)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,615,316	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(32,716)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

774,911	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(7,245)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

462,947	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(4,328)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,549,823	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(14,490)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,031,462	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(19,491)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

336,423	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,638)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

62	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,507,902	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(49,128)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

188,845	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(2,645)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,381,296	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(20,936)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

219,553	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,069)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

336,664	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,639)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

111,700	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(982)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

297,827	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,618)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

847,837	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(11,874)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

326,684	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,590)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

653,368	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(3,181)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

442,593	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,155)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,200,939	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(16,819)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

735,710	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,303)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,410,439	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(19,753)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,047,994	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(14,677)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

252,618	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,230)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

Absolute Return 500 Fund	63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$1,683,560	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(8,196)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,482,701	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(33,220)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,394,009	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	33,528
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,603,982	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(21,462)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,372,704	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	25,940
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

602,928	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	8,444
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,478,171	—	1/12/41	3.50% (1 month	Synthetic TRS Index	(16,009)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,034,544	—	1/12/38	(6.50%) 1 month	Synthetic TRS Index	14,773
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,884,670	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(26,970)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,234,380	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(17,287)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,207,088	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(22,810)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,525,807	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	35,373
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,469,684	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(46,669)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,346,315	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(25,441)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,364,211	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(19,106)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,033,039	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(28,472)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

64	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$839,001	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$(15,855)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	875,869	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(12,266)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	7,300,000	—	7/19/23	(2.58%)	USA Non Revised	(55,626)
					Consumer Price
					Index-Urban (CPI-U)

	1,747,616	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	33,025
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	524,148	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	9,905
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	3,558,556	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	49,837
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	3,558,064	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	49,830
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	2,201,240	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	41,597
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

JPMorgan Chase Bank N.A.
	1,261,920	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(17,673)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,814,044	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(34,280)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	2,760,434	—	1/12/39	(6.00%) 1 month	Synthetic TRS Index	25,809
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

	297,530	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	4,167
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

UBS AG
baskets	488,285	—	5/19/14	(3 month USD-	A basket	(399,906)
				LIBOR-BBA plus	(UBSEMBSK) of
				0.90%)	common stocks

shares	314,065	—	7/18/14	1 month USD-	Vanguard Index	193,786
				LIBOR-BBA minus	Funds — MSCI
				0.45%	Emerging Markets
					ETF

Absolute Return 500 Fund	65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

UBS AG cont.
units	92,374	$—	5/19/14	3 month USD-	MSCI Emerging	$(3,492,434)
				LIBOR-BBA plus	Markets TR Net USD
				0.20%

units	20,545	—	5/19/14	3 month USD-	MSCI Emerging	(56,845)
				LIBOR-BBA plus	Markets TR Net USD
				0.10%

Total		$6,170				$(6,256,973)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA	BBB–/P	$4,580	$67,000	5/11/63	300 bp	$739
BBB Index

CMBX NA	BBB–/P	8,798	146,000	5/11/63	300 bp	430
BBB Index

CMBX NA	BBB–/P	18,088	293,000	5/11/63	300 bp	1,294
BBB Index

CMBX NA	BBB–/P	17,271	303,000	5/11/63	300 bp	(96)
BBB Index

Barclays Bank PLC
CMBX NA	BBB–/P	26,163	236,000	5/11/63	300 bp	12,636
BBB Index

Credit Suisse International
CMBX NA	BBB–/P	1,146	39,000	5/11/63	300 bp	(1,089)
BBB Index

CMBX NA	BBB–/P	15,156	124,000	5/11/63	300 bp	8,049
BBB Index

CMBX NA	BBB–/P	12,027	124,000	5/11/63	300 bp	4,920
BBB Index

CMBX NA	BBB–/P	2,468	129,000	5/11/63	300 bp	(4,926)
BBB Index

CMBX NA	BBB–/P	1,179	152,000	5/11/63	300 bp	(7,533)
BBB Index

CMBX NA	BBB–/P	15,760	198,000	5/11/63	300 bp	4,411
BBB Index

CMBX NA	BBB–/P	28,021	248,000	5/11/63	300 bp	13,806
BBB Index

CMBX NA	BBB–/P	16,841	256,000	5/11/63	300 bp	2,167
BBB Index

CMBX NA	BBB–/P	19,821	256,000	5/11/63	300 bp	5,148
BBB Index

66	Absolute Return 500 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA	BBB–/P	$20,426	$256,000	5/11/63	300 bp	$5,754
BBB Index

CMBX NA	BBB–/P	7,820	257,000	5/11/63	300 bp	(6,911)
BBB Index

CMBX NA	BBB–/P	4,546	258,000	5/11/63	300 bp	(10,242)
BBB Index

CMBX NA	BBB–/P	4,148	270,000	5/11/63	300 bp	(11,327)
BBB Index

CMBX NA	BBB–/P	21,635	297,000	5/11/63	300 bp	4,612
BBB Index

CMBX NA	BBB–/P	3,529	304,000	5/11/63	300 bp	(13,895)
BBB Index

CMBX NA	BBB–/P	32,878	429,000	5/11/63	300 bp	8,289
BBB Index

CMBX NA	BBB–/P	21,503	524,000	5/11/63	300 bp	(8,531)
BBB Index

CMBX NA	BBB–/P	333	3,000	5/11/63	300 bp	161
BBB Index

CMBX NA	BBB–/P	5,690	73,000	5/11/63	300 bp	1,506
BBB Index

CMBX NA	BBB–/P	10,094	116,000	5/11/63	300 bp	3,445
BBB Index

CMBX NA	BBB–/P	10,017	116,000	5/11/63	300 bp	3,368
BBB Index

CMBX NA	BBB–/P	11,629	120,000	5/11/63	300 bp	4,751
BBB Index

CMBX NA	BBB–/P	37,934	356,000	5/11/63	300 bp	17,530
BBB Index

CMBX NA	BBB–/P	49,639	470,000	5/11/63	300 bp	22,701
BBB Index

Total		$429,140				$61,167

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Absolute Return 500 Fund	67

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13

		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 21	B+/P	$(1,049,316)	$18,750,000	12/20/18	500 bp	$227,893
Index

NA HY Series 21	B+/P	(434,296)	7,720,000	12/20/18	500 bp	91,573
Index

NA HY Series 21	B+/P	(613,830)	11,030,000	12/20/18	500 bp	137,509
Index

Total		$(2,097,442)				$456,975

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$6,237,946	$—	$—

Capital goods	10,189,896	—	—

Communication services	7,543,198	—	—

Conglomerates	17,599,948	—	—

Consumer cyclicals	40,518,669	—	—

Consumer staples	29,998,494	—	—

Energy	20,489,350	—	—

Financials	38,106,608	—	—

Health care	31,969,026	—	—

Technology	37,314,132	—	—

Transportation	5,503,929	—	—

Utilities and power	6,300,031	—	—

Total common stocks	251,771,227	—	—

68	Absolute Return 500 Fund

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Commodity linked notes	$—	$14,455,816	$—

Corporate bonds and notes	—	101,703,622	—

Foreign government and agency bonds and notes	—	3,704,826	—

Investment companies	673,956	—	—

Mortgage-backed securities	—	120,991,263	—

Purchased options outstanding	—	3,576,478	—

Senior loans	—	83,787,647	—

U.S. government and agency mortgage obligations	—	70,006,710	—

Short-term investments	115,262,755	158,453,626	—

Totals by level	$367,707,938	$556,679,988	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,149,006)	$—

Futures contracts	(1,034,595)	—	—

Written options outstanding	—	(422,580)	—

Forward premium swap option contracts	—	2,700	—

TBA sale commitments	—	(17,636,876)	—

Interest rate swap contracts	—	(3,211,817)	—

Total return swap contracts	—	(6,263,143)	—

Credit default contracts	—	2,186,444	—

Totals by level	$(1,034,595)	$(26,494,278)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund	69

Statement of assets and liabilities 10/31/13

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $759,610,021)	$833,485,171
Affiliated issuers (identified cost $90,902,755) (Notes 1 and 5)	90,902,755

Cash	1,123,810

Foreign currency (cost $18,915) (Note 1)	16,220

Dividends, interest and other receivables	3,636,055

Receivable for shares of the fund sold	3,896,034

Receivable for investments sold	2,673,487

Receivable for sales of delayed delivery securities (Note 1)	18,174,322

Receivable for variation margin (Note 1)	459,122

Unrealized appreciation on forward premium swap option contracts (Note 1)	2,700

Unrealized appreciation on forward currency contracts (Note 1)	766,602

Unrealized appreciation on OTC swap contracts (Note 1)	8,736,470

Total assets	963,872,748

LIABILITIES

Payable for investments purchased	5,119,131

Payable for purchases of delayed delivery securities (Note 1)	59,581,328

Payable for shares of the fund repurchased	2,687,757

Payable for compensation of Manager (Note 2)	475,689

Payable for custodian fees (Note 2)	25,046

Payable for investor servicing fees (Note 2)	172,671

Payable for Trustee compensation and expenses (Note 2)	65,403

Payable for administrative services (Note 2)	3,073

Payable for distribution fees (Note 2)	275,884

Payable for variation margin (Note 1)	704,131

Unrealized depreciation on OTC swap contracts (Note 1)	15,059,926

Premium received on OTC swap contracts (Note 1)	435,310

Unrealized depreciation on forward currency contracts (Note 1)	1,915,608

Written options outstanding, at value (premiums $462,329) (Notes 1 and 3)	422,580

TBA sale commitments, at value (proceeds receivable $17,661,582) (Note 1)	17,636,876

Collateral on certain derivative contracts, at value (Note 1)	24,360,000

Other accrued expenses	190,783

Total liabilities	129,131,196

Net assets	$834,741,552

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$777,848,917

Undistributed net investment income (Note 1)	12,937,852

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(20,304,121)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	64,258,904

Total — Representing net assets applicable to capital shares outstanding	$834,741,552

(Continued on next page)

70	Absolute Return 500 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($378,439,646 divided by 32,791,063 shares)	$11.54

Offering price per class A share (100/94.25 of $11.54)*	$12.24

Net asset value and offering price per class B share ($37,350,630 divided by 3,282,185 shares)**	$11.38

Net asset value and offering price per class C share ($185,562,391 divided by 16,327,850 shares)**	$11.36

Net asset value and redemption price per class M share ($7,028,802 divided by 614,842 shares)	$11.43

Offering price per class M share (100/96.50 of $11.43)*	$11.84

Net asset value, offering price and redemption price per class R share
($4,058,128 divided by 353,948 shares)	$11.47

Net asset value, offering price and redemption price per class R5 share
($10,483 divided by 902 shares)	$11.62

Net asset value, offering price and redemption price per class R6 share
($4,411,449 divided by 379,504 shares)	$11.62

Net asset value, offering price and redemption price per class Y share
($217,880,023 divided by 18,788,911 shares)	$11.60

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund	71

Statement of operations Year ended 10/31/13

INVESTMENT INCOME

Interest (net of foreign tax of $3,358) (including interest income of $68,528 from investments
in affiliated issuers) (Note 5)	$17,355,285

Dividends (net of foreign tax of $42,553)	6,345,410

Total investment income	23,700,695

EXPENSES

Compensation of Manager (Note 2)	5,754,561

Investor servicing fees (Note 2)	1,086,858

Custodian fees (Note 2)	87,255

Trustee compensation and expenses (Note 2)	68,870

Distribution fees (Note 2)	3,256,105

Administrative services (Note 2)	24,331

Other	327,399

Fees waived and reimbursed by Manager (Note 2)	(172,340)

Total expenses	10,433,039

Expense reduction (Note 2)	(12,569)

Net expenses	10,420,470

Net investment income	13,280,225

Net realized gain on investments (Notes 1 and 3)	5,106,126

Net realized loss on swap contracts (Note 1)	(3,159,325)

Net realized loss on futures contracts (Note 1)	(5,679,011)

Net realized gain on foreign currency transactions (Note 1)	3,862,694

Net realized loss on written options (Notes 1 and 3)	(12,399,646)

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(1,284,197)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	19,851,819

Net gain on investments	6,298,460

Net increase in net assets resulting from operations	$19,578,685

The accompanying notes are an integral part of these financial statements.

72	Absolute Return 500 Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/13	Year ended 10/31/12

Operations:
Net investment income	$13,280,225	$12,453,430

Net realized loss on investments
and foreign currency transactions	(12,269,162)	(2,594,124)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	18,567,622	46,445,072

Net increase in net assets resulting from operations	19,578,685	56,304,378

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(2,331,903)	(12,281,857)

Class B	—	(780,437)

Class C	—	(4,306,052)

Class M	(12,537)	(194,367)

Class R	(7,312)	(39,758)

Class R5	(72)	—

Class R6	(76)	—

Class Y	(1,954,082)	(6,202,628)

Decrease from capital share transactions (Note 4)	(9,116,400)	(32,057,477)

Total increase in net assets	6,156,303	441,802

NET ASSETS

Beginning of year	828,585,249	828,143,447

End of year (including undistributed net investment income
of $12,937,852 and $2,118,818, respectively)	$834,741,552	$828,585,249

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund	73

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
October 31, 2013	$11.33	.20	.08	.28	(.07)	—	(.07)	—	$11.54	2.49	$378,440	1.11	1.72	189 [f]
October 31, 2012	10.89	.18	.59	.77	(.33)	—	(.33)	—	11.33	7.25	376,219	1.14	1.67	150 [f]
October 31, 2011	10.93	.29	(.05)	.24	(.23)	(.05)	(.28)	—	10.89	2.21	411,424	1.16	2.68	144 [f]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	— [e]	10.93	3.19	325,723	1.47	2.73	240 [f]
October 31, 2009†	10.00	.21	.57	.78	—	—	—	— [e]	10.78	7.80 *	115,989	1.28 *	1.96 *	63 *

Class B
October 31, 2013	$11.18	.11	.09	.20	—	—	—	—	$11.38	1.79	$37,351	1.86	.97	189 [f]
October 31, 2012	10.75	.10	.58	.68	(.25)	—	(.25)	—	11.18	6.47	37,009	1.89	.91	150 [f]
October 31, 2011	10.81	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.75	1.44	33,914	1.91	1.94	144 [f]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	— [e]	10.81	2.37	27,263	2.22	1.97	240 [f]
October 31, 2009†	10.00	.16	.55	.71	—	—	—	— [e]	10.71	7.10 *	12,283	1.92 *	1.48 *	63 *

Class C
October 31, 2013	$11.17	.11	.08	.19	—	—	—	—	$11.36	1.70	$185,562	1.86	.97	189 [f]
October 31, 2012	10.74	.10	.58	.68	(.25)	—	(.25)	—	11.17	6.52	185,116	1.89	.91	150 [f]
October 31, 2011	10.80	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.74	1.45	184,129	1.91	1.91	144 [f]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	— [e]	10.80	2.30	136,725	2.22	1.98	240 [f]
October 31, 2009†	10.00	.17	.55	.72	—	—	—	— [e]	10.72	7.20 *	42,453	1.92 *	1.59 *	63 *

Class M
October 31, 2013	$11.23	.14	.08	.22	(.02)	—	(.02)	—	$11.43	1.95	$7,029	1.61	1.22	189 [f]
October 31, 2012	10.80	.13	.58	.71	(.28)	—	(.28)	—	11.23	6.72	7,554	1.64	1.16	150 [f]
October 31, 2011	10.84	.24	(.05)	.19	(.18)	(.05)	(.23)	—	10.80	1.75	7,650	1.66	2.18	144 [f]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	— [e]	10.84	2.69	6,270	1.97	2.22	240 [f]
October 31, 2009†	10.00	.20	.53	.73	—	—	—	— [e]	10.73	7.30 *	2,164	1.71 *	1.83 *	63 *

Class R
October 31, 2013	$11.26	.16	.10	.26	(.05)	—	(.05)	—	$11.47	2.30	$4,058	1.36	1.44	189 [f]
October 31, 2012	10.83	.15	.58	.73	(.30)	—	(.30)	—	11.26	6.96	1,812	1.39	1.40	150 [f]
October 31, 2011	10.88	.26	(.05)	.21	(.21)	(.05)	(.26)	—	10.83	1.95	1,432	1.41	2.41	144 [f]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	— [e]	10.88	2.91	979	1.72	2.47	240 [f]
October 31, 2009†	10.00	.22	.54	.76	—	—	—	— [e]	10.76	7.60 *	239	1.49 *	2.01 *	63 *

Class R5
October 31, 2013	$11.38	.23	.09	.32	(.08)	—	(.08)	—	$11.62	2.84	$10.86		1.97	189 [f]
October 31, 2012‡	11.16	.07	.15	.22	—	—	—	—	11.38	1.97 *	10	.29 *	.60 *	150 [f]

Class R6
October 31, 2013	$11.38	.21 [g]	.12	.33	(.09)	—	(.09)	—	$11.62	2.88	$4,411.80		1.80 [g]	189 [f]
October 31, 2012‡	11.16	.07	.15	.22	—	—	—	—	11.38	1.97 *	10	.28 *	.62 *	150 [f]

Class Y
October 31, 2013	$11.38	.23	.09	.32	(.10)	—	(.10)	—	$11.60	2.83	$217,880.86		1.98	189 [f]
October 31, 2012	10.94	.21	.58	.79	(.35)	—	(.35)	—	11.38	7.48	220,855.89		1.91	150 [f]
October 31, 2011	10.97	.32	(.05)	.27	(.25)	(.05)	(.30)	—	10.94	2.49	189,594.91		2.93	144 [f]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	— [e]	10.97	3.40	152,292	1.22	2.97	240 [f]
October 31, 2009†	10.00	.27	.54	.81	—	—	—	— [e]	10.81	8.10 *	67,250	1.06 *	2.45 *	63 *

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

74	Absolute Return 500 Fund	Absolute Return 500 Fund	75

Financial highlights (Continued)

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Class A	0.02%	0.09%	0.12%	0.02%	0.33%

Class B	0.02	0.09	0.12	0.02	0.33

Class C	0.02	0.09	0.12	0.02	0.33

Class M	0.02	0.09	0.12	0.02	0.33

Class R	0.02	0.09	0.12	0.02	0.33

Class R5	0.03	0.02	—	—	—

Class R6	—	—	—	—	—

Class Y	0.02	0.09	0.12	0.02	0.33

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes TBA purchase and sale transactions.

g The net investment income ratio and per share amount shown for the period ending April 30, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

76	Absolute Return 500 Fund

Notes to financial statements 10/31/13

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through October 31, 2013.

Putnam Absolute Return 500 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Absolute Return 500 Fund	77

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

78	Absolute Return 500 Fund

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums is factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Absolute Return 500 Fund	79

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum

80	Absolute Return 500 Fund

risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $132,504 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts

Absolute Return 500 Fund	81

outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $7,753,391 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $8,104,364.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

82	Absolute Return 500 Fund

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2013, the fund had a capital loss carryover of $20,923,894 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$20,557,302	$—	$20,557,302	*

366,592	N/A	366,592	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, realized gains and losses on certain futures contracts, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,844,791 to increase undistributed net investment income and $1,844,791 to increase accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$80,170,896
Unrealized depreciation	(6,745,101)

Net unrealized appreciation	73,425,795
Undistributed ordinary income	6,583,198
Capital loss carryforward	(20,923,894)
Cost for federal income tax purposes	$850,948,043

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of

Absolute Return 500 Fund	83

most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.880%	of the first $5 billion,	0.680%	of the next $50 billion,

0.830%	of the next $5 billion,	0.660%	of the next $50 billion,

0.780%	of the next $10 billion,	0.650%	of the next $100 billion and

0.730%	of the next $10 billion,	0.645%	of any excess thereafter.

Following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management, the Trustees of the fund approved an interim management contract with Putnam Management. Consistent with Rule 15a–4 under the Investment Company Act of 1940, the interim management contract will remain in effect until the earlier to occur of (i) approval by the fund’s shareholders of a new management contract and (ii) March 7, 2014. Except with respect to termination, the substantive terms of the interim management contract, including terms relating to fees payable to Putnam Management, are identical to the terms of the fund’s previous management contract with Putnam Management. The Trustees of the fund also approved the continuance, effective October 8, 2013, of the sub-management contract between Putnam Management and Putnam Investments Limited (PIL) and of the sub-advisory contract between Putnam Management, PIL and The Putnam Advisory Company, LLC (PAC) described below, for a term no longer than March 7, 2014. The Trustees of the fund have called a shareholder meeting for February 27, 2014, at which shareholders of the fund will consider approval of a proposed new management contract between the fund and Putnam Management. The substantive terms of the proposed new management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 5.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.20%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.731% of the fund’s average net assets before a decrease of $371,645 (0.044% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2014, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under each fund’s distribution plans) will not exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $172,340 as a result of this limit. This expense limitation remains in place under the interim management contract described above.

Putnam Management has also contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest,

84	Absolute Return 500 Fund

taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit. This expense limitation remains in place under the interim management contract described above.

PIL, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

PAC, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$493,086	Class R5	16

Class B	48,938	Class R6	1,349

Class C	242,539	Class Y	288,823

Class M	9,655	Total	$1,086,858

Class R	2,452

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $1,183 under the expense offset arrangements and by $11,386 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $570, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Absolute Return 500 Fund	85

The fund has adopted distribution plans (the Plans) with respect to its class  A, class  B, class  C, class  M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$948,920	Class M	55,567

Class B	376,590	Class R	9,461

Class C	1,865,567	Total	$3,256,105

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $151,868 and $4,149 from the sale of class A and class M shares, respectively, and received $33,787 and $8,809 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $64 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $1,121,836,704 and $1,098,537,030, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $4,631,250 and $4,632,031, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap
	option contract	Written swap	Written option	Written option
	amounts	option premiums	contract amounts	premiums

Written options outstanding
at the beginning of the
reporting period	$15,838,000	$304,882	2,339,222	$3,247,125

Options opened	168,873,000	—	49,469,367	6,483,925
Options exercised	(12,058,000)	—	—	—
Options expired	—	—	(43,219,080)	(5,134,265)
Options closed	(163,653,000)	(304,882)	(7,258,379)	(4,134,456)

Written options outstanding at
the end of the reporting period	$9,000,000	$—	1,331,130	$462,329

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	11,867,768	$135,477,989	9,142,486	$100,772,649

Shares issued in connection with
reinvestment of distributions	189,656	2,120,350	1,049,067	11,046,680

	12,057,424	137,598,339	10,191,553	111,819,329

Shares repurchased	(12,476,767)	(142,403,974)	(14,770,433)	(161,904,528)

Net decrease	(419,343)	$(4,805,635)	(4,578,880)	$(50,085,199)

86	Absolute Return 500 Fund

	Year ended 10/31/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	545,604	$6,150,883	622,062	$6,798,321

Shares issued in connection with
reinvestment of distributions	—	—	67,114	702,014

	545,604	6,150,883	689,176	7,500,335

Shares repurchased	(572,500)	(6,463,863)	(533,534)	(5,809,133)

Net increase (decrease)	(26,896)	$(312,980)	155,642	$1,691,202

	Year ended 10/31/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	4,066,301	$45,798,121	3,645,259	$39,732,342

Shares issued in connection with
reinvestment of distributions	—	—	347,482	3,627,711

	4,066,301	45,798,121	3,992,741	43,360,053

Shares repurchased	(4,311,811)	(48,602,199)	(4,556,105)	(49,519,806)

Net decrease	(245,510)	$(2,804,078)	(563,364)	$(6,159,753)

	Year ended 10/31/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	126,208	$1,423,914	123,669	$1,358,249

Shares issued in connection with
reinvestment of distributions	1,124	12,494	18,394	192,588

	127,332	1,436,408	142,063	1,550,837

Shares repurchased	(185,402)	(2,096,280)	(177,781)	(1,947,794)

Net decrease	(58,070)	$(659,872)	(35,718)	$(396,957)

	Year ended 10/31/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	257,625	$2,934,871	64,873	$712,493

Shares issued in connection with
reinvestment of distributions	657	7,312	3,794	39,758

	258,282	2,942,183	68,667	752,251

Shares repurchased	(65,272)	(735,932)	(40,035)	(434,000)

Net increase	193,010	$2,206,251	28,632	$318,251

	Year ended 10/31/13		Year ended 10/31/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	896	$10,000

Shares issued in connection with
reinvestment of distributions	6	72	—	—

	6	72	896	10,000

Shares repurchased	—	—	—	—

Net increase	6	$72	896	$10,000

Absolute Return 500 Fund	87

	Year ended 10/31/13		Year ended 10/31/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	436,734	$5,073,276	896	$10,000

Shares issued in connection with
reinvestment of distributions	7	76	—	—

	436,741	5,073,352	896	10,000

Shares repurchased	(58,133)	(673,006)	—	—

Net increase	378,608	$4,400,346	896	$10,000

	Year ended 10/31/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	10,440,238	$119,757,353	10,459,621	$115,043,276

Shares issued in connection with
reinvestment of distributions	133,162	1,492,750	435,403	4,593,504

	10,573,400	121,250,103	10,895,024	119,636,780

Shares repurchased	(11,185,969)	(128,390,607)	(8,827,003)	(97,081,801)

Net increase (decrease)	(612,569)	$(7,140,504)	2,068,021	$22,554,979

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	902	100.0%	$10,483

Class R6	903	0.2	$10,493

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$92,324,710	$78,124,297	$170,449,007	$30,970	$—

Putnam Short Term
Investment Fund*	—	402,938,297	312,035,542	37,558	90,902,755

Totals	$92,324,710	$481,062,594	$482,484,549	$68,528	$90,902,755

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

88	Absolute Return 500 Fund

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	1,400,000

Purchased TBA commitment option contracts (contract amount)	$2,300,000

Purchased swap option contracts (contract amount)	$68,200,000

Written equity option contracts (contract amount)	6,200,000

Written TBA commitment option contracts (contract amount)	—*

Written swap option contracts (contract amount)	$34,600,000

Futures contracts (number of contracts)	2,000

Forward currency contracts (contract amount)	$334,300,000

OTC interest rate swap contracts (notional)	$470,200,000

Centrally cleared interest rate swap contracts (notional)	$114,400,000

OTC total return swap contracts (notional)	$734,800,000

OTC credit default swap contracts (notional)	$55,200,000

Centrally cleared credit default contracts (notional)	$8,700,000

* For the reporting period, the transaction volume was minimal.

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$2,554,417*	Payables	$367,973

Foreign exchange
contracts	Receivables	766,602	Payables	1,915,608

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Equity contracts	appreciation	11,783,347*	depreciation	14,896,368*

Investments,
	Receivables,Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	2,206,796*	depreciation	6,446,732*

Total		$17,311,162		$23,626,681

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Absolute Return 500 Fund	89

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$32,029	$32,029

Foreign exchange
contracts	—	—	3,645,990	—	$3,645,990

Equity contracts	(23,285,696)	2,593,672	—	(6,730,635)	$(27,422,659)

Interest rate contracts	(1,532,896)	(8,272,683)	—	3,539,281	$(6,266,298)

Total	$(24,818,592)	$(5,679,011)	$3,645,990	$(3,159,325)	$(30,010,938)

Change in unrealized appreciation of (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$2,052,632	$2,052,632

Foreign exchange
contracts	—	—	(1,312,211)	—	$(1,312,211)

Equity contracts	(156,413)	(1,117,860)	—	(6,294,681)	$(7,568,954)

Interest rate contracts	928,147	695,122	—	(3,185,973)	$(1,562,704)

Total	$771,734	$(422,738)	$(1,312,211)	$(7,428,022)	$(8,391,237)

Note 9: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011–11 and their impact, if any, on the fund’s financial statements.

90	Absolute Return 500 Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Absolute Return 700 Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Absolute Return 700 Fund (the “fund”) at October 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2013 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2013

26	Absolute Return 700 Fund

The fund’s portfolio 10/31/13

COMMON STOCKS (34.2%)*	Shares	Value

Basic materials (0.9%)
Bemis Co., Inc.	18,190	$725,781

International Flavors & Fragrances, Inc.	12,671	1,047,258

Packaging Corp. of America	19,035	1,185,500

PPG Industries, Inc.	15,169	2,769,555

Sherwin-Williams Co. (The)	11,082	2,083,416

Sigma-Aldrich Corp.	7,617	658,337

		8,469,847
Capital goods (1.4%)
Ball Corp.	23,742	1,160,746

Boeing Co. (The)	16,290	2,125,845

General Dynamics Corp.	21,791	1,887,754

Lockheed Martin Corp.	10,597	1,413,004

Northrop Grumman Corp.	18,245	1,961,520

Raytheon Co.	24,130	1,987,588

Rockwell Collins, Inc.	9,306	649,838

Roper Industries, Inc.	7,763	984,426

United Technologies Corp.	15,018	1,595,663

		13,766,384
Communication services (1.0%)
AT&T, Inc.	70,763	2,561,621

CenturyLink, Inc.	29,936	1,013,633

IAC/InterActiveCorp.	27,209	1,452,689

SBA Communications Corp. Class A †	7,828	684,715

Verizon Communications, Inc.	88,917	4,491,198

		10,203,856
Conglomerates (2.5%)
3M Co.	40,087	5,044,949

Danaher Corp.	38,292	2,760,470

General Electric Co.	68,435	1,788,891

Marubeni Corp. (Japan)	713,000	5,561,588

Mitsubishi Corp. (Japan)	266,000	5,361,660

Mitsui & Co., Ltd. (Japan)	341,400	4,860,775

		25,378,333
Consumer cyclicals (5.4%)
Advance Auto Parts, Inc.	7,416	735,519

Amazon.com, Inc. †	16,804	6,117,160

AutoZone, Inc. †	3,146	1,367,535

Dillards, Inc. Class A	10,467	858,085

Dollar General Corp. †	16,818	971,744

Dollar Tree, Inc. †	20,463	1,195,039

Ecolab, Inc.	30,664	3,250,383

Equinix, Inc.	10,416	673,603

Home Depot, Inc. (The)	68,223	5,313,889

Kimberly-Clark Corp.	32,547	3,515,076

Macy’s, Inc.	13,223	609,713

MasterCard, Inc. Class A	8,567	6,143,396

McGraw-Hill Cos., Inc. (The)	22,081	1,538,604

MSC Industrial Direct Co., Inc. Class A	4,766	363,979

Absolute Return 700 Fund	27

COMMON STOCKS (34.2%)* cont.	Shares	Value

Consumer cyclicals cont.
O’Reilly Automotive, Inc. †	10,151	$1,256,795

Omnicom Group, Inc.	22,472	1,530,568

PetSmart, Inc.	10,251	745,863

Priceline.com, Inc. †	3,372	3,553,515

Ross Stores, Inc.	17,451	1,349,834

Scripps Networks Interactive Class A	9,095	732,148

Target Corp.	41,728	2,703,557

Time Warner, Inc.	59,550	4,093,467

Towers Watson & Co. Class A	6,133	704,130

Tractor Supply Co.	14,600	1,041,710

Verisk Analytics, Inc. Class A †	12,457	853,554

Viacom, Inc. Class B	35,905	2,990,527

Wal-Mart Stores, Inc.	3,383	259,645

		54,469,038
Consumer staples (4.2%)
Altria Group, Inc.	84,831	3,158,258

Church & Dwight Co., Inc.	13,329	868,384

Coca-Cola Co. (The)	17,768	703,080

Colgate-Palmolive Co.	50,872	3,292,945

Dunkin’ Brands Group, Inc.	9,834	468,885

General Mills, Inc.	57,750	2,911,755

Hershey Co. (The)	18,296	1,815,695

ITOCHU Corp. (Japan)	483,000	5,786,372

JM Smucker Co. (The)	8,567	952,736

Kellogg Co.	26,969	1,705,789

Kraft Foods Group, Inc.	16,712	908,799

McDonald’s Corp.	14,068	1,357,843

Panera Bread Co. Class A †	3,280	517,978

PepsiCo, Inc.	30,042	2,526,232

Philip Morris International, Inc.	23,092	2,057,959

Procter & Gamble Co. (The)	21,368	1,725,466

Reynolds American, Inc.	35,859	1,842,077

Starbucks Corp.	47,616	3,859,276

Sumitomo Corp. (Japan)	398,200	5,163,277

		41,622,806
Energy (2.8%)
Chevron Corp.	62,162	7,456,954

ConocoPhillips	30,675	2,248,478

Diamond Offshore Drilling, Inc.	10,467	648,221

EQT Corp.	13,012	1,113,957

Exxon Mobil Corp.	116,131	10,407,660

Noble Energy, Inc.	14,490	1,085,736

Oceaneering International, Inc.	12,062	1,035,884

Phillips 66	33,209	2,139,656

Spectra Energy Corp.	42,066	1,496,288

		27,632,834
Financials (5.1%)
Alleghany Corp. †	3,911	1,585,598

Allied World Assurance Co. Holdings AG	9,920	1,074,237

28	Absolute Return 700 Fund

COMMON STOCKS (34.2%)* cont.	Shares	Value

Financials cont.
American Express Co.	26,336	$2,154,284

Arch Capital Group, Ltd. †	16,396	950,312

Arthur J Gallagher & Co.	28,453	1,350,095

Bank of Hawaii Corp.	37,333	2,164,567

Berkshire Hathaway, Inc. Class B †	9,734	1,120,189

BlackRock, Inc.	4,550	1,368,686

Chubb Corp. (The)	28,911	2,662,125

Cullen/Frost Bankers, Inc.	39,454	2,792,948

Discover Financial Services	73,724	3,824,801

Essex Property Trust, Inc. R	3,383	544,663

Everest Re Group, Ltd.	11,786	1,811,980

Federal Realty Investment Trust R	5,383	557,679

Health Care REIT, Inc. R	18,613	1,207,053

IntercontinentalExchange, Inc. †	12,379	2,385,805

JPMorgan Chase & Co.	22,635	1,166,608

Northern Trust Corp.	36,070	2,035,068

PartnerRe, Ltd.	14,807	1,483,808

People’s United Financial, Inc.	221,560	3,197,111

Public Storage R	9,939	1,659,515

Rayonier, Inc. R	11,035	518,866

RenaissanceRe Holdings, Ltd.	12,854	1,204,548

Simon Property Group, Inc. R	17,662	2,729,662

T. Rowe Price Group, Inc.	37,659	2,915,183

Tanger Factory Outlet Centers R	9,412	328,008

Validus Holdings, Ltd.	26,565	1,048,786

Visa, Inc. Class A	21,896	4,306,286

Wells Fargo & Co.	28,880	1,232,887

		51,381,358
Health care (4.3%)
Abbott Laboratories	51,907	1,897,201

AbbVie, Inc.	52,962	2,566,009

AmerisourceBergen Corp.	34,936	2,282,368

Amgen, Inc.	27,497	3,189,652

Becton, Dickinson and Co.	13,645	1,434,499

Bristol-Myers Squibb Co.	60,295	3,166,693

C.R. Bard, Inc.	12,173	1,658,206

Cardinal Health, Inc.	44,428	2,606,146

Eli Lilly & Co.	36,915	1,839,105

Henry Schein, Inc. †	13,645	1,534,107

Johnson & Johnson	21,685	2,008,248

McKesson Corp.	27,479	4,296,067

Merck & Co., Inc.	97,627	4,402,001

Perrigo Co.	4,290	591,548

Pfizer, Inc.	226,990	6,964,052

Quest Diagnostics, Inc.	22,107	1,324,430

Ventas, Inc. R	20,313	1,325,220

		43,085,552

Absolute Return 700 Fund	29

COMMON STOCKS (34.2%)* cont.	Shares	Value

Technology (5.0%)
Analog Devices, Inc.	35,334	$1,741,966

Apple, Inc.	23,115	12,074,120

Avago Technologies, Ltd.	36,232	1,646,020

Google, Inc. Class A †	5,419	5,584,713

Harris Corp.	12,484	773,509

Honeywell International, Inc.	47,071	4,082,468

IBM Corp.	36,993	6,629,516

Intuit, Inc.	36,959	2,639,242

L-3 Communications Holdings, Inc.	8,459	849,707

Linear Technology Corp.	35,753	1,470,878

Maxim Integrated Products, Inc.	43,265	1,284,971

Microsoft Corp.	64,723	2,287,958

Motorola Solutions, Inc.	29,936	1,871,599

Paychex, Inc.	51,938	2,194,900

Texas Instruments, Inc.	81,441	3,427,037

Xilinx, Inc.	37,553	1,705,657

		50,264,261
Transportation (0.7%)
C.H. Robinson Worldwide, Inc.	13,540	808,880

Copa Holdings SA Class A (Panama)	3,606	539,241

J. B. Hunt Transport Services, Inc.	8,696	652,461

Southwest Airlines Co.	65,009	1,119,455

United Parcel Service, Inc. Class B	43,399	4,263,518

		7,383,555
Utilities and power (0.9%)
Consolidated Edison, Inc.	42,837	2,493,970

DTE Energy Co.	34,593	2,391,760

Kinder Morgan, Inc.	32,575	1,150,223

Pinnacle West Capital Corp.	20,699	1,159,765

SCANA Corp.	28,136	1,311,982

		8,507,700

Total common stocks (cost $258,721,714)		$342,165,524

MORTGAGE-BACKED SECURITIES (17.5%)*	Principal amount	Value

Agency collateralized mortgage obligations (9.0%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.501s, 2034	$517,005	$691,737
IFB Ser. 3859, Class SG, IO, 6.526s, 2039	4,811,549	689,832
IFB Ser. 3860, Class SP, IO, 6.426s, 2040	2,811,917	416,332
IFB Ser. 3856, Class PS, IO, 6.426s, 2040	1,303,764	180,930
IFB Ser. 3861, Class PS, IO, 6.426s, 2037	1,344,233	201,742
IFB Ser. 3708, Class SQ, IO, 6.376s, 2040	4,975,068	856,707
IFB Ser. 3907, Class KS, IO, 6.376s, 2040	2,308,198	388,011
IFB Ser. 3708, Class SA, IO, 6.276s, 2040	9,001,039	1,518,475
IFB Ser. 3232, Class KS, IO, 6.126s, 2036	1,032,719	108,436
IFB Ser. 4104, Class S, IO, 5.926s, 2042	939,525	200,449
IFB Ser. 3116, Class AS, IO, 5.926s, 2034	1,343,111	99,545
IFB Ser. 4240, Class SA, IO, 5.826s, 2043	9,043,397	1,954,640

30	Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (17.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corp.
IFB Ser. 4245, Class AS, IO, 5.826s, 2043	$9,530,449	$2,155,978
IFB Ser. 3964, Class SA, IO, 5.826s, 2041	6,779,574	1,051,376
IFB Ser. 3852, Class NT, 5.826s, 2041	2,787,292	2,789,103
IFB Ser. 3752, Class PS, IO, 5.826s, 2040	2,301,337	351,207
IFB Ser. 311, Class S1, IO, 5.776s, 2043	11,246,992	2,517,639
IFB Ser. 308, Class S1, IO, 5.776s, 2043	4,998,888	1,188,635
IFB Ser. 314, Class AS, IO, 5.716s, 2043	2,575,676	571,572
Ser. 3687, Class CI, IO, 5s, 2038	2,247,719	263,478
Ser. 3632, Class CI, IO, 5s, 2038	298,717	22,425
Ser. 3626, Class DI, IO, 5s, 2037	102,989	2,342
Ser. 4122, Class TI, IO, 4 1/2s, 2042	2,441,880	481,783
Ser. 3747, Class HI, IO, 4 1/2s, 2037	281,222	27,180
Ser. 4116, Class MI, IO, 4s, 2042	5,207,862	1,038,371
Ser. 304, Class C53, IO, 4s, 2032	3,635,822	544,173
Ser. 4122, Class CI, IO, 3 1/2s, 2042	7,922,558	1,235,919
Ser. 304, IO, 3 1/2s, 2027	2,589,445	316,560
Ser. 304, Class C37, IO, 3 1/2s, 2027	1,914,854	238,533
Ser. 4158, Class TI, IO, 3s, 2042	8,505,397	1,179,103
Ser. 4165, Class TI, IO, 3s, 2042	7,051,225	982,941
Ser. 4183, Class MI, IO, 3s, 2042	3,166,958	439,574
Ser. T-8, Class A9, IO, 0.468s, 2028	231,941	2,464
Ser. T-59, Class 1AX, IO, 0.274s, 2043	536,492	6,664
Ser. T-48, Class A2, IO, 0.212s, 2033	793,120	7,807
FRB Ser. T-54, Class 2A, IO, zero %, 2043	322,176	50

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.649s, 2035	85,244	141,294
IFB Ser. 05-122, Class SE, 22.504s, 2035	271,536	398,665
IFB Ser. 11-4, Class CS, 12.56s, 2040	1,473,077	1,750,390
IFB Ser. 12-96, Class PS, IO, 6.53s, 2041	3,584,796	692,475
IFB Ser. 12-75, Class SK, IO, 6.48s, 2041	3,244,025	617,565
IFB Ser. 12-75, Class KS, IO, 6.38s, 2042	1,761,941	326,347
IFB Ser. 10-35, Class SG, IO, 6.23s, 2040	3,120,620	558,497
IFB Ser. 12-132, Class SB, IO, 6.03s, 2042	2,415,264	366,130
IFB Ser. 13-81, Class QS, IO, 6.03s, 2041	3,220,410	604,582
IFB Ser. 13-92, Class SA, IO, 5.78s, 2043	1,469,867	347,050
IFB Ser. 13-103, Class SK, IO, 5 3/4s, 2043	1,424,048	335,573
Ser. 13-101, Class SE, IO, 5.73s, 2043	3,182,271	807,501
IFB Ser. 13-102, Class SH, IO, 5.73s, 2043	2,149,139	483,556
Ser. 397, Class 2, IO, 5s, 2039	85,233	12,905
Ser. 398, Class C5, IO, 5s, 2039	379,259	48,431
Ser. 10-13, Class EI, IO, 5s, 2038	256,310	8,239
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	3,239,360	399,834
Ser. 418, Class C24, IO, 4s, 2043	6,072,000	1,311,207
Ser. 13-44, Class PI, IO, 4s, 2043	1,702,005	304,765
Ser. 12-124, Class UI, IO, 4s, 2042	6,439,540	1,211,921
Ser. 12-96, Class PI, IO, 4s, 2041	1,745,425	272,007
Ser. 12-40, Class MI, IO, 4s, 2041	3,908,504	695,030

Absolute Return 700 Fund	31

MORTGAGE-BACKED SECURITIES (17.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 406, Class 2, IO, 4s, 2041	$354,362	$63,679
Ser. 406, Class 1, IO, 4s, 2041	190,548	34,756
Ser. 409, Class C16, IO, 4s, 2040	829,009	156,570
Ser. 418, Class C15, IO, 3 1/2s, 2043	9,915,000	2,138,144
Ser. 417, Class C19, IO, 3 1/2s, 2033	4,086,649	609,483
Ser. 13-6, Class BI, IO, 3s, 2042	5,560,831	645,056
Ser. 13-35, Class IP, IO, 3s, 2042	3,951,046	482,614
Ser. 13-23, Class PI, IO, 3s, 2041	5,348,688	585,253
Ser. 13-55, Class MI, IO, 3s, 2032	3,636,938	515,209
Ser. 03-W10, Class 1, IO, 1.147s, 2043	307,681	10,024
Ser. 98-W5, Class X, IO, 0.865s, 2028	434,058	19,533
Ser. 98-W2, Class X, IO, 0.436s, 2028	1,500,817	87,235
Ser. 03-W1, Class 2A, IO, zero %, 2042	676,421	53
Ser. 08-36, Class OV, PO, zero %, 2036	36,417	31,007

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.508s, 2035	7,604,805	1,096,993
IFB Ser. 12-26, Class SP, IO, 6.478s, 2042	1,252,907	308,253
Ser. 10-9, Class XD, IO, 6.425s, 2040	10,286,424	2,021,899
IFB Ser. 10-85, Class SE, IO, 6.378s, 2040	4,338,151	822,774
IFB Ser. 10-55, Class SG, IO, 6.328s, 2040	1,057,908	194,549
IFB Ser. 10-50, Class LS, IO, 6.328s, 2040	8,968,072	1,636,763
IFB Ser. 13-91, Class SP, IO, 6.128s, 2042	4,640,140	899,769
IFB Ser. 12-149, Class LS, IO, 6.078s, 2042	5,245,712	906,144
IFB Ser. 10-20, Class SE, IO, 6.078s, 2040	8,600,473	1,533,464
IFB Ser. 10-26, Class QS, IO, 6.078s, 2040	1,693,099	317,168
IFB Ser. 13-37, Class S, IO, 6.058s, 2043	1,364,651	239,496
IFB Ser. 13-113, Class SL, IO, 6.058s, 2042	1,602,268	294,292
IFB Ser. 13-87, Class AS, IO, 6.028s, 2043	2,137,708	363,111
IFB Ser. 13-87, Class SA, IO, 6.028s, 2043	4,534,294	775,627
IFB Ser. 13-124, Class SC, IO, 6.028s, 2041	7,757,783	1,321,694
IFB Ser. 10-120, Class SB, IO, 6.028s, 2035	324,601	29,964
IFB Ser. 13-129, Class SN, IO, 5.978s, 2043	1,772,173	289,768
IFB Ser. 13-102, Class AS, IO, 5.978s, 2043	1,786,985	346,747
IFB Ser. 13-99, Class SL, IO, 5.978s, 2043	3,487,622	647,477
IFB Ser. 13-129, Class CS, IO, 5.978s, 2042	3,771,465	674,225
IFB Ser. 10-20, Class SC, IO, 5.978s, 2040	9,804,237	1,741,821
IFB Ser. 13-134, Class DS, IO, 5.928s, 2043	4,354,939	754,972
IFB Ser. 12-77, Class MS, IO, 5.928s, 2042	2,765,118	645,932
IFB Ser. 13-99, Class VS, IO, 5.925s, 2043	1,713,370	309,366
IFB Ser. 11-146, Class AS, IO, 5.925s, 2041	3,667,726	746,726
Ser. 13-149, Class MS, IO, 5.922s, 2039	3,437,000	555,290
IFB Ser. 12-34, Class SA, IO, 5.878s, 2042	3,601,485	785,340
IFB Ser. 10-158, Class SA, IO, 5.878s, 2040	1,928,933	346,301
IFB Ser. 10-151, Class SA, IO, 5.878s, 2040	2,949,085	529,803
IFB Ser. 11-13, Class SB, IO, 5.778s, 2041	3,626,726	643,119
IFB Ser. 10-89, Class SD, IO, 5.758s, 2040	1,360,313	230,124
IFB Ser. 11-70, Class SN, IO, 5.725s, 2041	1,610,000	397,767

32	Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (17.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 11-70, Class SH, IO, 5.715s, 2041	$1,892,718	$467,217
IFB Ser. 10-15, Class BS, IO, 5.608s, 2040	1,322,639	206,596
IFB Ser. 10-15, Class AS, IO, 5.588s, 2040	6,520,373	1,016,526
IFB Ser. 10-31, Class SA, IO, 5.578s, 2040	10,881,111	1,841,643
IFB Ser. 10-42, Class DS, IO, 5.528s, 2040	10,139,243	1,613,661
IFB Ser. 10-37, Class SG, IO, 5.528s, 2040	552,987	89,855
IFB Ser. 10-42, Class ES, IO, 5.508s, 2040	4,950,961	792,154
IFB Ser. 10-115, Class BS, IO, 5.228s, 2040	2,107,954	322,854
Ser. 13-3, Class IT, IO, 5s, 2043	1,880,713	392,239
Ser. 11-116, Class IB, IO, 5s, 2040	3,572,874	307,527
Ser. 10-35, Class UI, IO, 5s, 2040	2,759,051	573,191
Ser. 10-20, Class UI, IO, 5s, 2040	2,822,331	599,407
Ser. 10-9, Class UI, IO, 5s, 2040	11,708,786	2,401,297
Ser. 09-121, Class UI, IO, 5s, 2039	6,045,963	1,234,888
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	317,571	58,814
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	2,472,759	505,370
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	4,667,877	971,448
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	8,746,953	1,817,057
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	6,505,342	813,428
Ser. 13-24, Class PI, IO, 4s, 2042	2,295,990	433,093
Ser. 12-106, Class QI, IO, 4s, 2042	1,354,802	247,780
Ser. 12-47, Class CI, IO, 4s, 2042	2,917,140	595,863
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	3,174,852	460,830
Ser. 13-76, Class IO, IO, 3 1/2s, 2043	9,110,250	1,501,005
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	6,915,865	1,063,798
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	3,658,993	574,974
Ser. 13-14, Class IO, IO, 3 1/2s, 2042	8,796,036	1,280,879
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	1,935,829	315,869
Ser. 12-92, Class AI, IO, 3 1/2s, 2042	2,725,979	473,257
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	3,601,130	521,300
Ser. 12-71, Class JI, IO, 3 1/2s, 2041	4,194,758	558,766
Ser. 13-90, Class HI, IO, 3 1/2s, 2040	10,726,341	1,481,737

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.809s, 2027	115,885	869
Ser. 98-3, IO, 0.14s, 2027	69,545	1,021
Ser. 98-2, IO, 0.011s, 2027	59,250	426
Ser. 98-4, IO, zero %, 2026	90,609	2,230

Structured Asset Securities Corp. 144A IFB Ser. 07-4, Class 1A3,
IO, 5.997s, 2045	1,089,403	190,646

		89,930,546
Commercial mortgage-backed securities (5.7%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	1,658,000	1,692,883
Ser. 06-1, Class B, 5.49s, 2045	255,000	234,822
Ser. 06-6, Class A2, 5.309s, 2045	206,947	208,071
FRB Ser. 05-1, Class B, 5.287s, 2042	840,000	857,060
FRB Ser. 05-5, Class D, 5.223s, 2045	426,000	420,973

Absolute Return 700 Fund	33

MORTGAGE-BACKED SECURITIES (17.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Banc of America Commercial Mortgage Trust
FRB Ser. 05-6, Class G, 5.185s, 2047 F	$443,000	$364,411
Ser. 05-4, Class C, 5.147s, 2045	495,000	450,450
Ser. 05-3, Class AJ, 4.767s, 2043	225,000	222,937
Ser. 07-1, Class XW, IO, 0.323s, 2049	3,251,895	25,602

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6 1/4s, 2051	584,000	495,933
Ser. 04-2, Class G, 5.239s, 2038	1,000,000	1,036,200
Ser. 04-4, Class XC, IO, 0.823s, 2042	3,392,620	13,557
Ser. 02-PB2, Class XC, IO, 0.403s, 2035	1,350,004	14

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.887s, 2050	241,000	228,950
FRB Ser. 06-PW12, Class AJ, 5 3/4s, 2038	544,000	569,299
FRB Ser. 06-PW11, Class AJ, 5.443s, 2039	332,000	342,168
Ser. 05-PWR7, Class D, 5.304s, 2041	431,000	395,443
Ser. 05-PWR7, Class C, 5.235s, 2041	489,000	463,100
Ser. 05-PWR9, Class C, 5.055s, 2042	281,000	261,920

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.443s, 2039	1,010,000	1,007,879
FRB Ser. 06-PW11, Class C, 5.443s, 2039	200,000	192,860

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.778s, 2049	3,226,000	3,065,345
FRB Ser. 05-C3, Class B, 5.059s, 2043	770,000	702,779

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class D, 4.878s, 2045	1,486,000	1,369,349

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.119s, 2044	262,000	254,140

Commercial Mortgage Trust
FRB Ser. 07-C9, Class C, 5.8s, 2049	250,000	239,375
FRB Ser. 07-C9, Class D, 5.8s, 2049	350,000	329,000
Ser. 07-C9, Class AJ, 5.65s, 2049	627,000	659,040
FRB Ser. 04-LB3A, Class E, 5.361s, 2037	693,000	700,623
FRB Ser. 05-LP5, Class D, 5.089s, 2043	359,000	375,799

Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.176s, 2046	320,000	272,131
FRB Ser. 13-CR8, Class D, 3.971s, 2046	450,000	372,117
FRB Ser. 07-C9, Class AJFL, 0.864s, 2049	813,000	715,440

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.761s, 2039	198,689	199,043

CS First Boston Mortgage Securities Corp. Ser. 02-CP5, Class E,
5.339s, 2035	511,308	512,556

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035	460,000	457,516
Ser. 03-C3, Class AX, IO, 1.322s, 2038	548,812	5

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.417s, 2044	1,171,000	1,156,166

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.444s, 2044	156,000	156,192

34	Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (17.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031	$26,389	$26,389

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1,
Class AJ, 5.28s, 2044	408,108	391,669

GE Commercial Mortgage Corporation Trust 144A FRB
Ser. 04-C1, Class G, 5.157s, 2038	567,000	575,222

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B,
4.965s, 2041	233,000	205,040

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042	320,000	296,096
FRB Ser. 05-GG3, Class D, 4.986s, 2042	783,000	785,308

GS Mortgage Securities Trust
FRB Ser. 04-GG2, Class D, 5.645s, 2038	299,000	303,765
Ser. 05-GG4, Class B, 4.841s, 2039	970,000	941,094
Ser. 05-GG4, Class AJ, 4.782s, 2039	313,000	313,613

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045	859,000	845,514
FRB Ser. GC10, Class D, 4.415s, 2046	636,000	560,062
Ser. 06-GG8, Class X, IO, 0.574s, 2039	52,880,060	951,841

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.072s, 2051	1,040,500	1,062,975
FRB Ser. 06-LDP7, Class B, 5.863s, 2045	619,000	535,656
Ser. 07-LD12, Class A2, 5.827s, 2051	15,625	15,625
FRB Ser. 04-CB9, Class B, 5.647s, 2041	800,000	821,200
Ser. 06-LDP6, Class AJ, 5.565s, 2043	1,381,000	1,407,377
Ser. 02-C3, Class D, 5.314s, 2035	42,777	42,831
Ser. 03-C1, Class D, 5.192s, 2037	2,058,982	2,084,720
FRB Ser. 05-LDP3, Class D, 5.192s, 2042	555,000	534,465
FRB Ser. 04-CBX, Class B, 5.021s, 2037	210,000	208,444
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	463,000	423,075
FRB Ser. 05-LDP2, Class D, 4.941s, 2042	1,000,000	958,200
FRB Ser. 13-C10, Class D, 4.161s, 2047	309,000	263,423
Ser. 07-LDPX, Class X, IO, 0.302s, 2049	12,243,079	105,597

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.172s, 2051	392,000	384,904
FRB Ser. 07-CB20, Class C, 6.172s, 2051	658,000	614,658
FRB Ser. 11-C3, Class E, 5.541s, 2046	262,000	271,065
FRB Ser. 12-LC9, Class E, 4.427s, 2047	458,000	402,757

JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-LC11, Class D, 4.243s, 2046	342,000	290,252

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.547s, 2040	162,850	159,609

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039	905,000	903,552
FRB Ser. 06-C3, Class C, 5.704s, 2039	1,250,000	1,093,750
Ser. 07-C1, Class AJ, 5.484s, 2040	536,000	546,720
FRB Ser. 06-C6, Class C, 5.482s, 2039	377,000	360,035
Ser. 05-C7, Class C, 5.35s, 2040	324,000	333,396

Absolute Return 700 Fund	35

MORTGAGE-BACKED SECURITIES (17.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust
FRB Ser. 05-C2, Class C, 5.204s, 2040	$1,150,000	$1,078,354
Ser. 07-C2, Class XW, IO, 0.538s, 2040	1,891,405	33,773

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 03-C8,
Class K, 6.087s, 2037	817,121	818,592

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263s, 2051	328,000	342,170
FRB Ser. 05-CIP1, Class C, 5.21s, 2038 F	501,000	451,055
FRB Ser. 05-CIP1, Class B, 5.18s, 2038	265,000	254,400
Ser. 04-KEY2, Class D, 5.046s, 2039	263,000	263,289
FRB Ser. 04-BPC1, Class C, 5.011s, 2041	468,000	473,251

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046	208,000	204,942

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A
Ser. 06-4, Class XC, IO, 0.196s, 2049	52,024,943	603,489

Merrill Lynch/Countrywide Financial Corp. Commercial
Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049	417,000	396,150

Merrill Lynch/Countrywide Financial Corp. Commercial
Mortgage Trust 144A Ser. 06-4, Class AJFX, 5.147s, 2049	295,000	283,112

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.42s, 2046	143,000	123,809
FRB Ser. 13-C11, Class E, 4.42s, 2046	750,000	579,675

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.647s, 2042	387,000	415,599
Ser. 07-HQ11, Class C, 5.558s, 2044	322,000	279,850
FRB Ser. 06-HQ8, Class D, 5.496s, 2044	274,000	254,847
Ser. 04-HQ4, Class E, 5.15s, 2040	234,000	233,415

Morgan Stanley/Bank of America Merrill Lynch Trust 144A
Ser. 13-C8, Class D, 4.172s, 2048	506,000	417,956

Morgan Stanley/Bank of America/Merrill Lynch Trust 144A
Ser. 13-C10, Class D, 4.083s, 2046	206,000	164,369

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3,
Class D, 4.958s, 2049	496,000	450,490

Wachovia Bank Commercial Mortgage Trust Ser. 06-C24,
Class AJ, 5.658s, 2045	775,000	747,333

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 05-C21, Class E, 5.239s, 2044	569,000	562,400

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.305s, 2046	2,412,000	2,050,200

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.248s, 2044	737,000	717,212
FRB Ser. 12-C10, Class D, 4.46s, 2045	637,000	570,064
FRB Ser. 13-C12, Class D, 4.358s, 2048	538,000	467,995
FRB Ser. 13-C11, Class D, 4.184s, 2045	298,000	248,458
FRB Ser. 13-C13, Class D, 4.141s, 2045	1,425,000	1,203,234
FRB Ser. 13-C14, Class D, 4.003s, 2046	716,000	601,540

WFRBS Commercial Mortgage Trust 144A FRB Ser. 13-C15,
Class D, 4.486s, 2046	773,000	646,542

		56,978,612

36	Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (17.5%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (2.8%)
Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036	$335,081	$273,928
FRB Ser. 07-C, Class 07-C, 2.706s, 2036	2,565,731	2,373,302
FRB Ser. 06-G, Class 2A5, 0.453s, 2036	2,206,873	1,914,462

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	283,438	154,786
Ser. 12-RR10, Class 8A2, 4s, 2036	578,768	572,865
FRB Ser. 12-RR10, Class 9A2, 2.654s, 2035	280,000	244,860

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 11.386s, 2037	291,073	174,964
FRB Ser. 13-RR2, Class 3A2, 8.082s, 2036	490,000	453,250
FRB Ser. 11-RR6, Class 1A6, 2.813s, 2037	809,608	527,767
Ser. 09-RR7, Class 1A7, IO, 1.731s, 2046	13,843,390	462,888
Ser. 09-RR7, Class 2A7, IO, 1.572s, 2047	22,619,952	708,005

Countrywide Alternative Loan Trust
Ser. 07-4CB, Class 1A5, 5 3/4s, 2037	1,393,388	1,210,575
Ser. 06-24CB, Class A11, 5 3/4s, 2036	809,879	663,696

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR15, Class A1,
0.29s, 2036	1,030,973	767,044

Jefferies Resecuritization Trust 144A FRB Ser. 09-R7,
Class 12A2, 2.616s, 2036	1,325,000	1,066,625

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.998s, 2046	4,296,507	2,900,142
FRB Ser. 07-QH2, Class A1, 0.31s, 2037	3,048,464	2,306,163

WAMU Mortgage Pass-Through Certificates
Ser. 04-AR8, Class X, IO, 1.678s, 2044	6,367,766	280,580
Ser. 05-AR11, Class X, IO, 1.515s, 2045	16,244,462	732,625
FRB Ser. 06-AR1, Class 2A1B, 1.218s, 2046	1,663,299	1,413,804
FRB Ser. 06-AR3, Class A1B, 1.148s, 2046	522,607	422,266
FRB Ser. 05-AR11, Class A1C3, 0.68s, 2045	1,457,313	1,202,283
FRB Ser. 2004-AR13, Class A1B2, 0.678s, 2034	713,392	642,053
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045	3,358,523	2,868,179
FRB Ser. 05-AR11, Class A1C4, 0.61s, 2045	881,047	722,459
FRB Ser. 05-AR1, Class A1B, 0.56s, 2045	235,766	198,751
FRB Ser. 05-AR13, Class A1B3, 0.53s, 2045	254,349	223,827
FRB Ser. 05-AR15, Class A1B3, 0.51s, 2045	261,610	222,369

Wells Fargo Mortgage Backed Securities Trust
Ser. 05-11, Class 2A5, 5 1/2s, 2035	1,536,907	1,559,961
FRB Ser. 06-AR6, Class 7A2, 5.023s, 2036	538,065	521,923

		27,786,402

Total mortgage-backed securities (cost $169,169,153)		$174,695,560

CORPORATE BONDS AND NOTES (12.6%)*	Principal amount	Value

Basic materials (0.7%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017	$196,000	$211,364

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)	85,000	92,225

Atkore International, Inc. company guaranty sr. notes
9 7/8s, 2018	650,000	702,000

Absolute Return 700 Fund	37

CORPORATE BONDS AND NOTES (12.6%)* cont.		Principal amount	Value

Basic materials cont.
BHP Billiton Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2014 (Australia)		$196,000	$200,174

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020		1,500,000	1,582,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty notes 9s, 2020		1,215,000	1,154,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes 8 7/8s, 2018		605,000	623,150

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s,
2017 (Sweden)		500,000	522,500

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)		265,000	347,095

Smurfit Kappa Acquisitions 144A company guaranty sr. notes
4 7/8s, 2018 (Ireland)		1,000,000	1,013,428

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes
6 1/4s, 2017 (Brazil)		230,000	258,453

			6,707,139
Capital goods (0.6%)
ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020		1,400,000	1,470,000

American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 7 3/4s, 2019		1,750,000	1,960,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		115,000	130,727

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015		148,000	153,750

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014		359,000	365,155

Deere & Co. sr. unsec. notes 6.95s, 2014		148,000	152,643

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)	EUR	150,000	223,328

Kratos Defense & Security Solutions, Inc. company guaranty
sr. notes 10s, 2017		$445,000	485,050

Rexel SA 144A company guaranty sr. unsec. unsub. notes
6 1/8s, 2019 (France)		850,000	873,375

Schaeffler Holding Finance BV 144A sr. unsec. notes 6 7/8s,
2018 (Netherlands) ‡‡	EUR	245,000	353,023

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015		$263,000	279,977

			6,447,028
Communication services (2.2%)
America Movil SAB de CV company guaranty unsec. unsub.
notes 5 1/2s, 2014 (Mexico)		196,000	198,842

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015		1,501,000	1,544,134

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014		263,000	265,910

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015		400,000	414,800

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015		390,000	404,430

Comcast Corp. company guaranty sr. unsec. unsub. notes
2.85s, 2023		735,000	707,613

Deutsche Telekom International Finance BV company guaranty
sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)		263,000	290,923

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		250,000	264,375

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		1,250,000	1,301,875

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		495,000	571,725

38	Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (12.6%)* cont.		Principal amount	Value

Communication services cont.
Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s,
2017 (United Kingdom)		$130,000	$135,200

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s,
2021 (Luxembourg)		1,000,000	1,055,000

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s,
2018 (Luxembourg)		700,000	736,750

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 9 3/8s, 2019		1,250,000	1,396,875

Level 3 Financing, Inc. company guaranty sr. unsec. unsub.
notes 8 5/8s, 2020		500,000	566,250

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021		1,500,000	1,569,375

NII International Telecom Sarl 144A company guaranty sr. unsec.
notes 7 7/8s, 2019 (Luxembourg)		1,120,000	974,400

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017		290,000	325,377

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020		1,500,000	1,605,000

Telefonica Emisiones SAU company guaranty notes 6.421s,
2016 (Spain)		140,000	155,195

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.949s, 2015 (Spain)		185,000	192,865

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s,
2024 (Luxembourg)	EUR	115,000	162,437

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s,
2022 (Luxembourg)	EUR	165,000	231,946

Time Warner Cable, Inc. company guaranty sr. unsec. notes
5.85s, 2017		$555,000	611,455

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		560,000	607,758

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016		846,000	929,712

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021
(United Kingdom)	GBP	540,000	889,646

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)		$297,000	334,974

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. notes 10 1/4s, 2019		1,775,000	1,961,375

Wind Acquisition Finance SA company guaranty sr. notes
Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	110,000	157,141

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 1/4s, 2018 (Luxembourg)		$420,000	442,050

Windstream Holdings, Inc. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		1,000,000	1,143,750

			22,149,158
Consumer cyclicals (1.3%)
Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017		860,000	857,850

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		1,500,000	1,755,000

Clear Channel Communications, Inc. company guaranty
sr. unsec. unsub. notes 9s, 2019		475,000	482,125

Daimler Finance North America, LLC company guaranty
6 1/2s, 2013		163,000	163,277

Absolute Return 700 Fund	39

CORPORATE BONDS AND NOTES (12.6%)* cont.		Principal amount	Value

Consumer cyclicals cont.
DH Services Luxembourg Sarl 144A company guaranty
sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		$500,000	$528,750

FelCor Lodging LP company guaranty sr. notes 10s, 2014 R		312,000	334,230

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018		477,000	498,465

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		163,000	180,390

Igloo Holdings Corp. 144A sr. unsec. unsub. notes
8 1/4s, 2017 ‡‡		500,000	512,500

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	391,271	541,872

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019		$1,000,000	1,100,000

Navistar International Corp. sr. notes 8 1/4s, 2021		1,250,000	1,278,125

Owens Corning company guaranty sr. unsec. notes 9s, 2019		47,000	58,045

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		200,000	223,000

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes
12 1/8s, 2018		1,300,000	1,404,000

RSI Home Products, Inc. 144A company guaranty notes
6 7/8s, 2018		180,000	188,550

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		500,000	557,500

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s,
2017 (Netherlands)		395,000	448,325

Target Corp. sr. unsec. notes 5 3/8s, 2017		263,000	299,721

Time Warner, Inc. company guaranty sr. unsec. notes
5 7/8s, 2016		426,000	483,049

Travelport, LLC/Travelport Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 13 7/8s, 2016 ‡‡		337,344	355,055

21st Century Fox America, Inc. company guaranty sr. unsec.
notes 4 1/2s, 2021		263,000	283,378

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014		622,000	632,114

			13,165,321
Consumer staples (0.8%)
Affinion Group, Inc. company guaranty sr. unsec. sub. notes
11 1/2s, 2015		570,000	514,425

Altria Group, Inc. company guaranty sr. unsec. notes
4 1/8s, 2015		387,000	410,012

Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 4 1/8s, 2015		359,000	374,357

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016		163,000	167,926

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		590,000	673,338

CVS Corp. sr. unsec. notes 5 3/4s, 2017		113,000	129,553

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
5 3/4s, 2017 (United Kingdom)		196,000	226,805

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	750,000	1,062,354

Kroger Co. (The) company guaranty sr. unsec. unsub.
notes 6.4s, 2017		$163,000	188,443

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020		1,750,000	1,894,375

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020		500,000	537,500

Mondelez International, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		622,000	664,818

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015		459,000	472,929

40	Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (12.6%)* cont.	Principal amount	Value

Consumer staples cont.
Philip Morris International, Inc. sr. unsec. unsub. notes
5.65s, 2018	$196,000	$228,030

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015	263,000	273,080

		7,817,945
Energy (1.7%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	120,000	135,633

BP Capital Markets PLC company guaranty sr. unsec. notes
3 7/8s, 2015 (United Kingdom)	148,000	154,560

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4 1/2s, 2020 (United Kingdom)	115,000	126,111

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes
8 5/8s, 2018	1,000,000	1,095,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015	445,000	488,944

Concho Resources, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2022	1,000,000	1,042,500

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015	521,000	546,101

Continental Resources, Inc. company guaranty sr. unsec.
notes 5s, 2022	1,000,000	1,041,250

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)	230,000	235,772

Gazprom OAO Via White Nights Finance BV notes 10 1/2s,
2014 (Russia)	500,000	518,120

Halcon Resources Corp. company guaranty sr. unsec. unsub.
notes 8 7/8s, 2021	1,500,000	1,561,875

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017	110,000	117,150

Linn Energy LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2019	1,250,000	1,246,875

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	265,000	298,125

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s,
2020 (Canada)	1,000,000	1,002,500

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	1,805,000	1,695,346

Samson Investment Co. 144A sr. unsec. notes 10 1/4s, 2020	2,500,000	2,700,000

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)	459,000	478,712

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	2,000,000	2,100,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017	196,000	231,047

		16,815,621
Financials (2.4%)
Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014	196,000	202,932

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	1,000,000	1,107,500

American Express Credit Corp. sr. unsec. unsub. notes
5 1/8s, 2014	588,000	610,216

American International Group, Inc. sr. unsec. notes Ser. MTN,
5.45s, 2017	325,000	366,164

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969s, 2017	265,000	269,155

Absolute Return 700 Fund	41

CORPORATE BONDS AND NOTES (12.6%)* cont.	Principal amount	Value

Financials cont.
Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	$359,000	$370,638

BB&T Corp. unsec. sub. notes 5.2s, 2015	196,000	212,691

Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
unsub. notes 1.3s, 2018	717,000	704,471

Capital One Financial Corp. sr. unsec. unsub. notes 3 1/2s, 2023	289,000	278,151

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	520,000	562,250

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	218,000	282,066

Credit Suisse/New York sr. unsec. notes 5 1/2s, 2014	818,000	838,586

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	359,000	414,284

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019	1,190,000	1,273,300

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019	2,050,000	2,426,163

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017	1,597,000	1,847,359

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB bonds 8 1/8s, 2038	645,000	754,650

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	435,000	505,547

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 8s, 2018	1,000,000	1,048,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	700,000	721,000

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015	1,759,000	1,822,215

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s,
perpetual maturity (United Kingdom)	200,000	212,666

Metropolitan Life Global Funding I 144A notes 3s, 2023	260,000	250,588

National Money Mart Co. company guaranty sr. unsec. unsub.
notes 10 3/8s, 2016 (Canada)	400,000	416,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes
6 1/2s, 2018	610,000	628,300

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015	167,000	173,071

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN,
4 3/4s, 2015	325,000	348,376

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022 R	230,000	230,022

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018	230,000	268,525

UBS AG/Stamford, CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015	250,000	259,554

US Bancorp sr. unsec. unsub. notes 2.45s, 2015	263,000	271,445

Vnesheconombank Via VEB Finance PLC 144A bank guaranty,
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)	250,000	271,875

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6,
6 1/4s, 2035 (Russia)	500,000	531,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)	1,500,000	1,652,700

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017	1,334,000	1,542,731

Westpac Banking Corp. sr. unsec. unsub. notes 3s,
2015 (Australia)	230,000	239,714

		23,914,905
Health care (1.6%)
Amgen, Inc. sr. unsec. notes 5.85s, 2017	196,000	224,286

AmSurg Corp. company guaranty sr. unsec. unsub. notes
5 5/8s, 2020	1,969,000	1,978,844

42	Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (12.6%)* cont.		Principal amount	Value

Health care cont.
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		$196,000	$228,384

CHS/Community Health Systems, Inc. company guaranty
sr. notes 5 1/8s, 2018		2,000,000	2,077,500

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		175,000	189,412

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	445,000	639,683

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$525,000	585,375

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014		263,000	267,640

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		50,000	53,688

HCA, Inc. sr. notes 6 1/2s, 2020		610,000	678,625

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		1,390,000	1,483,825

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty
sr. unsec. notes 8 3/8s, 2019		565,000	598,900

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes
10 1/2s, 2018		856,000	963,000

Merck & Co., Inc. sr. unsec. notes 4s, 2015		297,000	314,000

Novartis Capital Corp. company guaranty sr. unsec.
notes 2.9s, 2015		263,000	272,832

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2020		1,080,000	1,123,200

Pfizer, Inc. sr. unsec. notes 5.35s, 2015		622,000	662,451

Service Corp. International/US sr. notes 7s, 2017		185,000	207,431

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	728,175

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		196,000	229,556

Valeant Pharmaceuticals International 144A company guaranty
sr. unsec. notes 6 3/8s, 2020		2,430,000	2,587,950

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016		93,000	101,416

			16,196,173
Technology (0.3%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 ‡‡		133,000	133,831

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		330,000	332,063

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016		297,000	329,455

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		500,000	532,500

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014		263,000	267,488

IBM Corp. sr. unsec. notes 5.7s, 2017		392,000	455,875

Oracle Corp. sr. unsec. notes 5 1/4s, 2016		359,000	394,620

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		230,000	239,407

			2,685,239
Transportation (0.2%)
Aguila 3 SA 144A company guaranty sr. notes 7 7/8s,
2018 (Luxembourg)		1,000,000	1,066,250

CHC Helicopter SA company guaranty sr. notes 9 1/4s,
2020 (Canada)		1,000,000	1,080,000

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014		196,000	198,799

			2,345,049
Utilities and power (0.8%)
AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016		150,000	177,375

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		1,000,000	1,177,500

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038		111,000	134,642

Absolute Return 700 Fund	43

CORPORATE BONDS AND NOTES (12.6%)* cont.	Principal amount	Value

Utilities and power cont.
Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019	$160,000	$185,400

Consolidated Edison Co. of New York sr. unsec. notes
7 1/8s, 2018	93,000	115,773

Dominion Resources, Inc. sr. unsec. unsub. notes
Ser. 07-A, 6s, 2017	510,000	590,617

Duke Energy Carolinas, LLC sr. unsec. unsub. notes 6.3s, 2014	510,000	517,236

El Paso Corp. sr. unsec. notes 7s, 2017	465,000	524,940

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)	585,000	572,569

Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. bonds Ser. L, 6.3s, 2017	230,000	267,116

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020	945,000	1,091,475

Exelon Corp. sr. unsec. notes 4.9s, 2015	488,000	517,065

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031	130,000	137,053

FPL Group Capital, Inc. company guaranty sr. unsec. notes
7 7/8s, 2015	163,000	185,879

Kinder Morgan Energy Partners LP notes 6s, 2017	263,000	298,832

National Rural Utilities Cooperative Finance Corp. sr. bonds
10 3/8s, 2018	134,000	183,880

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	185,000	236,138

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015	196,000	209,079

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019	125,000	160,624

TransCanada PipeLines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)	230,000	275,640

		7,558,833

Total corporate bonds and notes (cost $122,179,616)		$125,802,411

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (10.3%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.9%)
Government National Mortgage Association Pass-Through Certificates
4 1/2s, TBA, November 1, 2043	$8,000,000	$8,666,250

		8,666,250
U.S. Government Agency Mortgage Obligations (9.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043	2,748,281	2,877,107

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, November 1, 2043	3,000,000	3,274,219
4s, TBA, December 1, 2043	10,000,000	10,506,640
4s, TBA, November 1, 2043	26,000,000	27,393,439
3 1/2s, with due dates from November 1, 2042 to May 1, 2043	7,850,006	8,001,488
3 1/2s, TBA, December 1, 2043	17,000,000	17,398,446
3 1/2s, TBA, November 1, 2043	17,000,000	17,444,922
3s, TBA, November 1, 2043	8,000,000	7,896,250

		94,792,511

Total U.S. government and agency mortgage obligations (cost $103,114,935)		$103,458,761

44	Absolute Return 700 Fund

SENIOR LOANS (5.4%)* [c]		Principal amount	Value

Basic materials (0.3%)
AIlnex Luxembourg & CY SCA bank term loan FRN 8 1/4s,
2020 (Luxembourg)		$500,000	$513,750

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1,
4 1/2s, 2019 (Luxembourg)		656,746	659,619

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2,
4 1/2s, 2019 (Luxembourg)		340,754	342,245

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)		1,165,000	1,174,466

			2,690,080
Communication services (0.3%)
Asurion Corp. bank term loan FRN 11s, 2019		1,500,000	1,558,751

Asurion, LLC/CA bank term loan FRN Ser. B2, 3 1/2s, 2020		665,333	649,887

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019		987,500	991,450

			3,200,088
Consumer cyclicals (2.5%)
Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018		1,935,450	1,945,818

American Casino & Entertainment Properties, LLC bank term
loan FRN 6s, 2020		1,296,750	1,310,798

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B2, 4 1/4s, 2017		1,085,455	1,089,073

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.488s, 2018		1,957,421	1,834,811

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020		1,500,000	1,545,000

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017		825,407	831,081

Clear Channel Communications, Inc. bank term loan FRN Ser. D,
6.929s, 2019		1,617,000	1,545,448

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 6s, 2016	CAD	1,970,154	1,884,840

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		$1,496,231	1,313,254

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018		683,495	682,855

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018		583,538	564,694

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018		574,255	573,896

MGM Resorts International bank term loan FRN Ser. B,
3 1/2s, 2019		992,500	991,259

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		83,634	83,982

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019		990,000	995,363

Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019		1,736,875	1,751,142

Serta Simmons Holdings, LLC bank term loan FRN 5s, 2019		718,266	722,755

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020		1,243,750	1,253,068

Travelport, LLC bank term loan FRN 9 1/2s, 2016		625,223	646,585

Travelport, LLC bank term loan FRN 6 1/4s, 2019		1,610,963	1,637,543

TWCC Holding Corp. bank term loan FRN 7s, 2020		1,000,000	1,026,250

Van Wagner Communications, LLC bank term loan FRN Ser. B,
6 1/4s, 2018		492,525	501,144

			24,730,659
Consumer staples (0.3%)
Rite Aid Corp. bank term loan FRN 4 7/8s, 2021		2,000,000	2,014,376

Sprouts Farmers Market, Inc. bank term loan FRN 4s, 2020		511,786	513,065

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020		335,000	336,675

Absolute Return 700 Fund	45

SENIOR LOANS (5.4%)* [c] cont.	Principal amount	Value

Consumer staples cont.
WNA Holdings, Inc. bank term loan FRN 4.53s, 2020	$151,529	$152,381

WNA Holdings, Inc. bank term loan FRN 4.53s, 2020	81,941	82,402

		3,098,899
Energy (0.6%)
Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020	1,500,000	1,524,375

Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	411,115	406,918

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019	1,325,000	1,296,291

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018‡‡	1,050,000	1,060,500

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	397,000	396,669

Vantage Drilling Co. bank term loan FRN Ser. B, 6 1/4s, 2017	1,268,250	1,280,404

		5,965,157
Financials (0.3%)
iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R	1,217	1,221

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019	1,500,000	1,471,875

Walter Investment Management Corp. bank term loan FRN
5 3/4s, 2017	1,671,519	1,686,668

		3,159,764
Health care (0.3%)
Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	992,500	996,222

Kinetic Concepts, Inc. bank term loan FRN Ser. D1, 4 1/2s, 2018	1,341,458	1,350,513

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 4 1/4s, 2018	707,454	711,430

		3,058,165
Technology (0.4%)
Avaya, Inc. bank term loan FRN Ser. B5, 8s, 2018	1,748,044	1,704,100

First Data Corp. bank term loan FRN 4.17s, 2018	1,500,000	1,501,250

Lawson Software bank term loan FRN Ser. B2, 5 1/4s, 2018	617,529	621,691

		3,827,041
Transportation (0.3%)
Air Medical Group Holdings, Inc. bank term loan FRN
8 3/8s, 2018 ‡‡	1,575,000	1,551,375

Livingston International, Inc. bank term loan FRN 9s,
2020 (Canada)	1,466,087	1,469,752

		3,021,127
Utilities and power (0.1%)
Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.704s, 2017	1,093,159	729,228

		729,228

Total senior loans (cost $53,489,458)		$53,480,208

COMMODITY LINKED NOTES (1.9%)* Ω	Principal amount	Value

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2014
(Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)	$18,933,000	$19,123,251

Total commodity Linked Notes (cost $18,933,000)		$19,123,251

INVESTMENT COMPANIES (1.4%)*	Shares	Value

Ares Capital Corp.	52,255	$907,669

SPDR S&P 500 ETF Trust	71,700	12,599,841

Total investment companies (cost $13,166,825)		$13,507,510

46	Absolute Return 700 Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.5%)*	Principal amount		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		$725,000	$632,563

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)		3,710,000	3,515,225

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)		775,000	827,313

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)		220,000	233,475

Financing of Infrastructural Projects State Enterprise 144A govt.
guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)		150,000	131,250

Total foreign government and agency bonds and notes (cost $5,486,041)			$5,339,826

PURCHASED EQUITY OPTIONS	Expiration date/	Contract
OUTSTANDING (0.5%)*	strike price	amount	Value

Federal National Mortgage Association TBA
30 yr. 3s (Call)	Dec-13/$98.52	7,000,000	$52,850

Federal National Mortgage Association TBA
30 yr. 3s (Call)	Dec-13/98.59	7,000,000	49,910

SPDR S&P 500 ETF Trust (Put)	Oct-14/152.00	382,038	1,730,365

SPDR S&P 500 ETF Trust (Put)	Sep-14/150.00	272,415	1,047,438

SPDR S&P 500 ETF Trust (Put)	Aug-14/145.00	299,853	736,193

SPDR S&P 500 ETF Trust (Put)	Jul-14/147.00	299,814	711,591

SPDR S&P 500 ETF Trust (Put)	Jun-14/138.00	299,814	393,096

SPDR S&P 500 ETF Trust (Put)	May-14/145.00	299,814	424,575

Total purchased equity options outstanding (cost $8,744,574)			$5,146,018

SHORT-TERM INVESTMENTS (28.8%)*	Principal amount/shares		Value

Putnam Short Term Investment Fund 0.07% L		131,328,141	$131,328,141

SSgA Prime Money Market Fund 0.02% P		33,240,000	33,240,000

U.S. Treasury Bills with an effective yield of 0.13%,
August 21, 2014 # ∆ §		$26,000,000	25,983,594

U.S. Treasury Bills with an effective yield of 0.10%,
May 1, 2014 # ∆ §		20,000,000	19,991,960

U.S. Treasury Bills with an effective yield of 0.11%, April 3, 2014		15,000,000	14,996,340

U.S. Treasury Bills with an effective yield of 0.10%,
March 6, 2014		18,250,000	18,246,514

U.S. Treasury Bills with an effective yield of 0.10%,
February 6, 2014		18,250,000	18,247,792

U.S. Treasury Bills with an effective yield of 0.09%,
December 19, 2013		18,250,000	18,247,688

U.S. Treasury Bills with an effective yield of 0.12%,
December 12, 2013		7,500,000	7,498,932

Total short-term investments (cost $287,757,783)			$287,780,961

TOTAL INVESTMENTS

Total investments (cost $1,040,763,099)			$1,130,500,030

Absolute Return 700 Fund	47

Key to holding’s currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Key to holding’s abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $1,000,176,922.

Ω The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† Non-income-producing security.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

48	Absolute Return 700 Fund

At the close of the reporting period, the fund maintained liquid assets totaling $513,162,146 to cover certain derivatives contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $271,641,056)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	1/3/14	$1,417,894	$1,450,090	$(32,196)

	British Pound	Buy	12/18/13	99,859	96,877	2,982

	Canadian Dollar	Sell	1/16/14	409,520	413,461	3,941

	Chilean Peso	Buy	1/16/14	3,553,225	3,635,847	(82,622)

	Euro	Buy	12/18/13	1,417,598	1,411,496	6,102

	Euro	Sell	12/18/13	1,417,598	1,437,810	20,212

	Japanese Yen	Sell	11/20/13	2,853,980	2,826,919	(27,061)

	Singapore Dollar	Sell	11/20/13	1,940,928	1,889,010	(51,918)

	Swiss Franc	Sell	12/18/13	1,436,573	1,391,080	(45,493)

Barclays Bank PLC
	Australian Dollar	Buy	1/16/14	1,421,849	1,448,255	(26,406)

	Brazilian Real	Buy	1/3/14	4,365,733	4,457,666	(91,933)

	British Pound	Buy	12/18/13	2,841,727	2,847,740	(6,013)

	British Pound	Sell	12/18/13	2,841,727	2,834,839	(6,888)

	Canadian Dollar	Sell	1/16/14	3,219,203	3,231,067	11,864

	Czech Koruna	Sell	12/18/13	1,475,679	1,497,571	21,892

	Euro	Sell	12/18/13	3,569,250	3,625,807	56,557

	Hungarian Forint	Buy	12/18/13	1,284,326	1,272,411	11,915

	Japanese Yen	Sell	11/20/13	4,345,116	4,261,169	(83,947)

	Mexican Peso	Sell	1/16/14	623,710	647,459	23,749

	Norwegian Krone	Buy	12/18/13	1,538,746	1,537,537	1,209

	Polish Zloty	Buy	12/18/13	5,231,211	5,297,344	(66,133)

	Singapore Dollar	Sell	11/20/13	4,471,380	4,456,842	(14,538)

	Swiss Franc	Sell	12/18/13	1,486,737	1,439,776	(46,961)

	Turkish Lira	Buy	12/18/13	876,362	890,617	(14,255)

Citibank, N.A.
	Brazilian Real	Buy	1/3/14	3,473,823	3,565,619	(91,796)

	British Pound	Sell	12/18/13	1,473,838	1,477,687	3,849

	Canadian Dollar	Sell	1/16/14	1,492,670	1,489,941	(2,729)

	Euro	Buy	12/18/13	2,915,308	2,883,414	31,894

	Euro	Sell	12/18/13	2,915,308	2,920,863	5,555

	Japanese Yen	Sell	11/20/13	3,028,682	2,974,289	(54,393)

	New Taiwan Dollar	Sell	11/20/13	2,731,986	2,738,716	6,730

	Swiss Franc	Sell	12/18/13	2,801,042	2,712,995	(88,047)

Absolute Return 700 Fund	49

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $271,641,056) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	British Pound	Buy	12/18/13	$1,618,257	$1,595,572	$22,685

	Canadian Dollar	Sell	1/16/14	1,561,977	1,578,019	16,042

	Czech Koruna	Sell	12/18/13	1,475,679	1,483,601	7,922

	Euro	Sell	12/18/13	1,550,802	1,708,560	157,758

	Japanese Yen	Sell	11/20/13	3,113,584	3,036,931	(76,653)

	Mexican Peso	Sell	1/16/14	1,777,999	1,792,879	14,880

	New Zealand Dollar	Buy	1/16/14	1,440,626	1,485,469	(44,843)

	Norwegian Krone	Buy	12/18/13	1,502,571	1,519,833	(17,262)

	Singapore Dollar	Sell	11/20/13	3,722,218	3,726,930	4,712

	South Korean Won	Buy	11/20/13	3,206,757	3,184,525	22,232

	Swedish Krona	Buy	12/18/13	1,400,037	1,368,760	31,277

	Swiss Franc	Sell	12/18/13	1,403,277	1,358,827	(44,450)

Deutsche Bank AG
	Australian Dollar	Buy	1/16/14	502,482	532,101	(29,619)

	British Pound	Buy	12/18/13	73,572	71,359	2,213

	British Pound	Sell	12/18/13	73,572	74,141	569

	Canadian Dollar	Buy	1/16/14	1,469,888	1,488,551	(18,663)

	Canadian Dollar	Sell	1/16/14	1,469,888	1,480,424	10,536

	Euro	Sell	12/18/13	1,766,158	1,717,975	(48,183)

	Japanese Yen	Sell	11/20/13	3,850,555	3,831,049	(19,506)

	Norwegian Krone	Buy	12/18/13	1,470,169	1,520,745	(50,576)

	Polish Zloty	Buy	12/18/13	2,259,487	2,300,807	(41,320)

	Swiss Franc	Sell	12/18/13	1,427,643	1,378,184	(49,459)

Goldman Sachs International
	Australian Dollar	Buy	1/16/14	1,186,693	1,175,298	11,395

	British Pound	Buy	12/18/13	61,069	114,000	(52,931)

	Canadian Dollar	Sell	1/16/14	674,684	667,424	(7,260)

	Chilean Peso	Buy	1/16/14	3,553,225	3,636,358	(83,133)

	Euro	Buy	12/18/13	2,174,464	2,137,522	36,942

	Euro	Sell	12/18/13	2,174,464	2,136,879	(37,585)

	Japanese Yen	Sell	11/20/13	2,425,093	2,377,555	(47,538)

HSBC Bank USA, National Association
	British Pound	Buy	12/18/13	1,504,613	1,503,049	1,564

	Canadian Dollar	Sell	1/16/14	267,365	270,116	2,751

	Chinese Yuan
	(Offshore)	Buy	11/20/13	142,077	175,019	(32,942)

	Euro	Buy	12/18/13	1,420,449	1,387,714	32,735

	Euro	Sell	12/18/13	1,420,449	1,396,807	(23,642)

	Japanese Yen	Sell	11/20/13	841,825	827,697	(14,128)

	New Taiwan Dollar	Sell	11/20/13	2,731,983	2,731,744	(239)

	Swedish Krona	Buy	12/18/13	1,375,850	1,396,803	(20,953)

	Swedish Krona	Sell	12/18/13	1,375,850	1,391,759	15,909

50	Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $271,641,056) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/14	$1,410,750	$1,405,828	$4,922

	Brazilian Real	Buy	1/3/14	3,258,664	3,343,857	(85,193)

	British Pound	Buy	12/18/13	204,046	240,332	(36,286)

	Czech Koruna	Buy	12/18/13	850,035	838,640	11,395

	Czech Koruna	Sell	12/18/13	850,035	824,813	(25,222)

	Euro	Sell	12/18/13	371,780	414,366	42,586

	Hungarian Forint	Buy	12/18/13	1,618,434	1,641,227	(22,793)

	Japanese Yen	Sell	11/20/13	2,359,110	2,359,492	382

	Malaysian Ringgit	Buy	11/20/13	3,489,101	3,456,109	32,992

	Malaysian Ringgit	Sell	11/20/13	3,489,101	3,340,262	(148,839)

	Mexican Peso	Sell	1/16/14	838,952	852,498	13,546

	New Taiwan Dollar	Sell	11/20/13	4,849,676	4,843,387	(6,289)

	New Zealand Dollar	Buy	1/16/14	1,440,626	1,485,407	(44,781)

	Norwegian Krone	Buy	12/18/13	1,874,918	1,887,275	(12,357)

	Polish Zloty	Buy	12/18/13	4,207,827	4,235,491	(27,664)

	Singapore Dollar	Sell	11/20/13	3,726,808	3,706,121	(20,687)

	South Korean Won	Buy	11/20/13	4,589,516	4,574,596	14,920

	Swiss Franc	Buy	12/18/13	1,431,391	1,425,826	5,565

	Swiss Franc	Sell	12/18/13	1,443,629	1,401,582	(42,047)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/16/14	2,856,491	2,847,773	8,718

	Australian Dollar	Sell	1/16/14	2,856,491	2,881,205	24,714

	Brazilian Real	Buy	1/3/14	3,473,779	3,553,646	(79,867)

	Canadian Dollar	Sell	1/16/14	1,467,973	1,485,935	17,962

	Euro	Sell	12/18/13	126,009	34,688	(91,321)

	Hungarian Forint	Buy	12/18/13	1,284,325	1,272,589	11,736

	Japanese Yen	Sell	11/20/13	2,418,443	2,394,095	(24,348)

	Mexican Peso	Sell	1/16/14	635,080	642,593	7,513

	Swedish Krona	Buy	12/18/13	162,111	157,476	4,635

State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/14	1,405,388	1,393,950	11,438

	Brazilian Real	Buy	1/3/14	4,295,966	4,396,370	(100,404)

	British Pound	Buy	12/18/13	1,495,317	1,514,198	(18,881)

	Czech Koruna	Buy	12/18/13	850,035	838,683	11,352

	Czech Koruna	Sell	12/18/13	850,035	825,406	(24,629)

	Euro	Sell	12/18/13	2,045,467	2,086,060	40,593

	Japanese Yen	Sell	11/20/13	3,497,263	3,452,354	(44,909)

	Mexican Peso	Buy	1/16/14	817,560	811,775	5,785

	Mexican Peso	Sell	1/16/14	817,560	828,099	10,539

	New Taiwan Dollar	Sell	11/20/13	4,849,679	4,842,979	(6,700)

	New Zealand Dollar	Buy	1/16/14	1,440,626	1,474,627	(34,001)

	Norwegian Krone	Buy	12/18/13	725,810	697,706	28,104

Absolute Return 700 Fund	51

FORWARD CURRENCY CONTRACTS at 10/31/13 (aggregate face value $271,641,056) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.
	Polish Zloty	Buy	12/18/13	$2,971,724	$2,995,967	$(24,243)

	Singapore Dollar	Sell	11/20/13	4,245,166	4,188,784	(56,382)

	South Korean Won	Buy	11/20/13	5,446,360	5,407,658	38,702

	Swedish Krona	Buy	12/18/13	1,470,718	1,484,160	(13,442)

	Swiss Franc	Sell	12/18/13	658,971	582,084	(76,887)

UBS AG
	Australian Dollar	Buy	1/16/14	1,411,126	1,400,464	10,662

	Australian Dollar	Sell	1/16/14	1,411,126	1,398,189	(12,937)

	British Pound	Buy	12/18/13	1,448,514	1,461,872	(13,358)

	Canadian Dollar	Sell	1/16/14	1,380,671	1,384,582	3,911

	Czech Koruna	Sell	12/18/13	2,951,357	2,971,113	19,756

	Euro	Sell	12/18/13	3,864,311	4,004,836	140,525

	Hungarian Forint	Buy	12/18/13	1,618,433	1,657,859	(39,426)

	Japanese Yen	Sell	11/20/13	3,449,695	3,375,773	(73,922)

	Mexican Peso	Sell	1/16/14	1,985,255	1,998,962	13,707

	New Zealand Dollar	Buy	1/16/14	1,440,626	1,474,694	(34,068)

	Norwegian Krone	Buy	12/18/13	1,833,863	1,864,837	(30,974)

	Singapore Dollar	Sell	11/20/13	4,050,832	4,004,142	(46,690)

	Swedish Krona	Buy	12/18/13	1,472,229	1,464,321	7,908

	Swiss Franc	Sell	12/18/13	607,595	478,374	(129,221)

	Turkish Lira	Buy	12/18/13	1,254,118	1,274,139	(20,021)

	Turkish Lira	Sell	12/18/13	1,254,118	1,249,444	(4,674)

WestPac Banking Corp.
	Australian Dollar	Buy	1/16/14	709,984	733,619	(23,635)

	Euro	Buy	12/18/13	2,910,692	2,871,502	39,190

	Euro	Sell	12/18/13	2,910,692	2,894,951	(15,741)

	Japanese Yen	Sell	11/20/13	1,703,324	1,686,214	(17,110)

Total						$(1,939,832)

FUTURES CONTRACTS OUTSTANDING at 10/31/13

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Short)	513	$98,906,605	Dec-13	$(1,447,054)

FTSE 100 Index (Short)	279	30,010,366	Dec-13	(785,474)

S&P 500 Index E-Mini (Short)	232	20,311,600	Dec-13	(709,144)

S&P Mid Cap 400 Index
E-Mini (Long)	356	45,795,840	Dec-13	1,959,397

U.K. Gilt 10 yr (Long)	554	$98,830,384	Dec-13	900,774

U.S. Treasury Note 5 yr (Short)	121	14,724,188	Dec-13	(93,285)

U.S. Treasury Note 10 yr (Long)	636	81,000,563	Dec-13	(69,943)

Total				$(244,729)

52	Absolute Return 700 Fund

WRITTEN EQUITY OPTIONS OUTSTANDING at 10/31/13 (premiums $642,292)

	Expiration date/	Contract
	strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Dec-13/$182.00	148,977	$62,570

SPDR S&P 500 ETF Trust (Call)	Nov-13/181.00	706,045	268,298

SPDR S&P 500 ETF Trust (Call)	Nov-13/181.00	209,671	50,321

SPDR S&P 500 ETF Trust (Call)	Nov-13/179.00	295,824	105,668

SPDR S&P 500 ETF Trust (Call)	Nov-13/180.00	505,495	98,167

Total			$585,024

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 10/31/13

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Credit Suisse International
(2.70625)/3 month USD-LIBOR-BBA/
Dec-23 (Written)	Dec-13/2.70625	$6,300,000	$3,402

(2.7165)/3 month USD-LIBOR-BBA/
Dec-23 (Written)	Dec-13/2.7165	6,300,000	378

Total			$3,780

TBA SALE COMMITMENTS OUTSTANDING at 10/31/13 (proceeds receivable $28,021,192)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s,
November 1, 2043	$10,000,000	11/13/13	$10,535,938

Federal National Mortgage Association, 3 1/2s,
November 1, 2043	17,000,000	11/13/13	17,444,922

Total			$27,980,860

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
GBP	1,320,000	$—	8/15/31	3.6%	6 month GBP-	$(161,867)
					LIBOR-BBA

Goldman Sachs International
GBP	1,320,000	—	9/23/31	6 month GBP-	3.1175%	6,713
				LIBOR-BBA

Total		$—				$(155,154)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$339,527,800 E	$211,068	12/18/15	3 month USD-	0.75%	$(1,737,822)
			LIBOR-BBA

59,720,400 E	1,049,888	12/18/18	3 month USD-	2.05%	(499,259)
			LIBOR-BBA

Absolute Return 700 Fund	53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$3,344,600 E	$(45,600)	12/18/43	3 month USD-	3.85%	$109,154
			LIBOR-BBA

20,413,400 E	495,813	12/18/23	3 month USD-	3.15%	(275,813)
			LIBOR-BBA

Total	$1,711,169				$(2,403,740)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,224,053	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(17,143)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	541,947	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(7,590)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,893,802	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	73,581
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	1,818,594	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(34,366)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	858,358	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	17,385
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	11,660,000	—	7/19/23	(2.585%)	USA Non Revised	(120,798)
					Consumer Price
					Index-Urban (CPI-U)

baskets	1,150,301	—	3/14/14	(3 month USD-	A basket	5,448,884
				LIBOR-BBA plus	(MLTRFCF2) of
				0.10%)	common stocks

units	30,445	—	3/14/14	3 month USD-	Russell 1000 Total	(5,501,716)
				LIBOR-BBA minus	Return Index
				0.07%

Barclays Bank PLC
	$449,416	—	1/12/40	5.00% (1 month	Synthetic MBX Index	998
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	821,580	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(7,223)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	835,483	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(11,179)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

54	Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,859,346	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(16,347)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,453,429	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,228
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,285,339	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3,255
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

27,157,348	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(380,334)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,713,871	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(24,002)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,722,913	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(41,524)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

703,776	—	1/12/40	4.00% (1 month	Synthetic MBX Index	5,813
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

506,438	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,283
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

725,875	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,166)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

422,702	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(3,952)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

4,159,963	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(36,574)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,231,794	—	1/12/41	5.00% (1 month	Synthetic MBX Index	10,718
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,244,815	—	1/12/40	4.00% (1 month	Synthetic MBX Index	10,282
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

145,364	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(2,944)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

55,670	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(271)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

305,522	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,686)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

Absolute Return 700 Fund	55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$291,202	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$738
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,353,140	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(25,570)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

5,955,758	—	1/12/41	3.50% (1 month	Synthetic MBX Index	83,003
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

853,009	—	1/12/41	3.50% (1 month	Synthetic MBX Index	11,888
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

3,038,627	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,696
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,093,989	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(62,370)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,609,111	—	1/12/40	4.00% (1 month	Synthetic MBX Index	38,072
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,755,822	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(15,437)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

7,865,648	—	1/12/40	4.50% (1 month	Synthetic MBX Index	30,158
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

5,251,280	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(73,543)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

5,211,578	—	1/12/40	4.50% (1 month	Synthetic MBX Index	19,982
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

405,501	—	1/12/40	5.00% (1 month	Synthetic MBX Index	900
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

11,106	—	1/12/40	4.50% (1 month	Synthetic MBX Index	43
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

14,962,198	—	1/12/41	5.00% (1 month	Synthetic MBX Index	37,896
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

393,460	—	1/12/40	5.00% (1 month	Synthetic MBX Index	874
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,276,709	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,835
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

56	Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$925,393	$—	1/12/40	5.00% (1 month	Synthetic MBX Index	$2,055
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

2,039,719	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	38,544
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

177,855	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(405)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

188,171	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(1,654)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,364,017	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(47,160)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

6,173,294	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(14,073)
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

3,831,475	—	1/12/38	6.50% (1 month	Synthetic MBX Index	33,686
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,409,496	—	1/12/39	6.00% (1 month	Synthetic MBX Index	10,052
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,286,778	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	43,213
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

351,707	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	6,646
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,626,132	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	36,778
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

810,191	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,127)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

405,096	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(564)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

405,096	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(564)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,818,594	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(34,366)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

812,965	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,131)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

Absolute Return 700 Fund	57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$2,111,586	$—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	$(2,938)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

812,965	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,131)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

270,533	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,379)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

3,142,014	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(44,003)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,404,702	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(22,883)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

890,481	—	1/12/41	5.00% (1 month	Synthetic TRS Index	(14,506)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

551,448	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(10,421)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,315,995	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(6,407)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,946,775	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	41,269
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,623,277	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,259)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

957,208	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(8,416)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

11,760,000	—	7/19/23	(2.569%)	USA Non Revised	(93,810)
				Consumer Price
				Index-Urban (CPI-U)

1,956,321	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	27,398
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

4,233,313	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	78,877
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

942,284	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	17,806
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,291,226	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	32,088
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

58	Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$1,195,758	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$(10,513)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	1,258,161	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(11,062)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

units	132,855	—	10/29/14	(0.15%)	Barclay’s EX-US	(80,072)
					Q-MA USD Excess
					Return Index

units	385,106	—	10/29/14	(0.10%)	Barclay’s Q-MA US	(139,447)
					Excess Return Index

Citibank, N.A.
	$1,695,047	—	1/12/41	5.00% (1 month	Synthetic MBX Index	4,293
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	803,717	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2,036
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,242,741	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(17,404)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,741,530	—	1/12/41	(3.50%) 1 month	Synthetic TRS Index	29,692
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	2,327,126	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	32,591
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

	2,524,738	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	47,710
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	4,396,737	—	1/12/40	(4.00%) 1 month	Synthetic TRS Index	89,050
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

baskets	527	—	2/13/14	(3 month USD-	A basket	3,410,677
				LIBOR-BBA plus	(CGPUTQL2) of
				0.10%)	common stocks

baskets	417,523	—	9/25/14	3 month USD-	A basket	(3,789,538)
				LIBOR-BBA minus	(CGPUTS19) of
				0.70%	common stocks

units	11,330	—	2/13/14	3 month USD-	Russell 1000 Total	(2,399,713)
				LIBOR-BBA minus	Return Index
				0.15%

units	707	—	2/13/14	3 month USD-	Russell 1000 Total	(149,787)
				LIBOR-BBA minus	Return Index
				0.15%

Absolute Return 700 Fund	59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
$1,012,876	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$2,565
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,404,553	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(26,542)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,818,594	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(34,366)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

551,448	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(10,421)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,728,713	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	52,220
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,114,966	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	43,625
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,247,256	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	45,477
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

4,438,359	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	62,158
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,278,238	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	45,911
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,591,215	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	36,289
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,476,629	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	34,685
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,167,587	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	44,361
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

11,560,000	—	7/19/23	(2.57%)	USA Non Revised	(92,237)
				Consumer Price
				Index-Urban (CPI-U)

2,130,717	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	40,264
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,271,764	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	42,929
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

2,936,504	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	55,491
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

60	Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$2,520,643	$—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	$47,632
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

942,284	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	17,806
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

931,819	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	17,609
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

795,216	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	11,137
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,685,431	9,231	1/12/41	5.00% (1 month	Synthetic TRS Index	(35,625)
			USD-LIBOR)	5.00% 30 year Ginnie
				Mae II pools

2,683,614	419	1/12/41	(5.00%) 1 month	Synthetic TRS Index	51,531
			USD-LIBOR	5.00% 30 year Fannie
				Mae pools

Goldman Sachs International
403,876	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,966)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,415,551	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(6,891)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,091,993	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,316)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

371,458	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(3,473)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

3,673,830	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(34,348)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,969,604	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(9,589)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

103,767	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,453)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

999,799	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(14,002)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

982,778	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(18,572)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Absolute Return 700 Fund	61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,074,094	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(27,753)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,074,094	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(27,753)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

279,826	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(3,919)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

960,948	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,458)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,682,552	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(31,795)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,964,278	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(55,519)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,459,607	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(27,582)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,448,136	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(12,732)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

544,073	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(4,783)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,337,834	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(74,755)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,804,169	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(71,887)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,429,123	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(27,006)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

487,851	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,832)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

374,957	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(3,506)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

676,673	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(6,327)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

83,565	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(407)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

62	Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$1,118,820	$—	1/12/41	4.50% (1 month	Synthetic TRS Index	$(21,142)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

5,688,352	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(115,209)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

711,294	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(6,650)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

424,951	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(3,973)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,422,712	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(13,302)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,277,611	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(24,143)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

308,889	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,504)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,938,706	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(55,161)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

187,862	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(2,631)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

419,493	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,875)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,983,792	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(17,441)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

203,682	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(992)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

308,288	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,501)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

102,923	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(905)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

274,381	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,412)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

299,150	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,456)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

Absolute Return 700 Fund	63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$598,420	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(2,913)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

405,319	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,973)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,806,818	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(25,304)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,462,077	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(20,476)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,801,699	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(39,237)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,082,217	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(29,161)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

232,779	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,133)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

942,752	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(13,203)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,551,299	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(7,552)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

3,386,387	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(45,312)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,265,452	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	45,732
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,137,325	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(41,980)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,386,354	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	26,198
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

831,608	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	11,647
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,741,530	—	1/12/41	3.50% (1 month	Synthetic TRS Index	(29,692)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

2,807,777	—	1/12/38	(6.50%) 1 month	Synthetic TRS Index	13,669
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

64	Absolute Return 700 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,669,195	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$(24,956)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,677,970	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(23,500)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,640,238	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(30,995)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,512,328	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	49,190
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

3,434,263	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(64,897)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,818,594	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(34,366)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,752,722	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(24,547)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,435,811	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(34,113)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,102,440	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(20,833)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,360,769	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(19,057)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

11,560,000	—	7/19/23	(2.58%)	USA Non Revised	(88,087)
				Consumer Price
				Index-Urban (CPI-U)

2,295,423	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	43,376
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

710,694	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	13,430
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

4,922,276	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	68,936
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

4,922,276	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	68,936
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,984,278	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	56,394
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

Absolute Return 700 Fund	65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
	$1,504,370	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(21,068)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,218,985	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(41,932)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	2,543,209	—	1/12/39	(6.00%) 1 month	Synthetic TRS Index	23,778
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

	407,198	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	5,703
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

UBS AG
baskets	808,464	—	5/19/14	(3 month USD-	A basket	(662,133)
				LIBOR-BBA plus	(UBSEMBSK) of
				0.90%)	common stocks

shares	466,462	—	7/18/14	1 month USD-	Vanguard Index	287,819
				LIBOR-BBA minus	Funds — MSCI
				0.45%	Emerging Markets
					ETF

units	112,580	—	5/19/14	3 month USD-	MSCI Emerging	(4,256,376)
				LIBOR-BBA plus	Markets TR Net USD
				0.20%

units	73,244	—	5/19/14	3 month USD-	MSCI Emerging	(202,652)
				LIBOR-BBA plus	Markets TR Net USD
				0.10%

Total		$9,650				$(8,915,557)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA	BBB–/P	$4,785	$70,000	5/11/63	300 bp	$773
BBB Index

CMBX NA	BBB–/P	9,522	158,000	5/11/63	300 bp	466
BBB Index

CMBX NA	BBB–/P	19,446	315,000	5/11/63	300 bp	1,392
BBB Index

CMBX NA	BBB–/P	18,582	326,000	5/11/63	300 bp	(103)
BBB Index

Barclays Bank PLC
CMBX NA	BBB–/P	31,594	285,000	5/11/63	300 bp	15,260
BBB Index

66	Absolute Return 700 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
CMBX NA	BBB–/P	$1,293	$44,000	5/11/63	300 bp	$(1,229)
BBB Index

CMBX NA	BBB–/P	2,813	147,000	5/11/63	300 bp	(5,613)
BBB Index

CMBX NA	BBB–/P	18,212	149,000	5/11/63	300 bp	9,672
BBB Index

CMBX NA	BBB–/P	14,452	149,000	5/11/63	300 bp	5,912
BBB Index

CMBX NA	BBB–/P	1,288	166,000	5/11/63	300 bp	(8,227)
BBB Index

CMBX NA	BBB–/P	19,183	241,000	5/11/63	300 bp	5,370
BBB Index

CMBX NA	BBB–/P	8,915	293,000	5/11/63	300 bp	(7,879)
BBB Index

CMBX NA	BBB–/P	5,180	294,000	5/11/63	300 bp	(11,671)
BBB Index

CMBX NA	BBB–/P	4,548	296,000	5/11/63	300 bp	(12,418)
BBB Index

CMBX NA	BBB–/P	33,557	297,000	5/11/63	300 bp	16,534
BBB Index

CMBX NA	BBB–/P	24,735	310,000	5/11/63	300 bp	6,968
BBB Index

CMBX NA	BBB–/P	20,393	310,000	5/11/63	300 bp	2,625
BBB Index

CMBX NA	BBB–/P	24,002	310,000	5/11/63	300 bp	6,234
BBB Index

CMBX NA	BBB–/P	23,820	327,000	5/11/63	300 bp	5,078
BBB Index

CMBX NA	BBB–/P	3,855	332,000	5/11/63	300 bp	(15,175)
BBB Index

CMBX NA	BBB–/P	36,250	473,000	5/11/63	300 bp	9,139
BBB Index

CMBX NA	BBB–/P	24,458	596,000	5/11/63	300 bp	(9,703)
BBB Index

CMBX NA	BBB–/P	222	2,000	5/11/63	300 bp	107
BBB Index

CMBX NA	BBB–/P	6,859	88,000	5/11/63	300 bp	1,815
BBB Index

CMBX NA	BBB–/P	12,176	141,000	5/11/63	300 bp	4,094
BBB Index

CMBX NA	BBB–/P	12,269	141,000	5/11/63	300 bp	4,187
BBB Index

Absolute Return 700 Fund	67

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13 cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
CMBX NA	BBB–/P	$13,955	$144,000	5/11/63	300 bp	$5,701
BBB Index

CMBX NA	BBB–/P	45,820	430,000	5/11/63	300 bp	21,173
BBB Index

CMBX NA	BBB–/P	59,987	568,000	5/11/63	300 bp	27,431
BBB Index

Total		$502,171				$77,913

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/13

		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 21	B+/P	$(3,684,357)	$65,835,000	12/20/18	500 bp	$800,177
Index

NA HY Series 21	B+/P	(1,525,100)	27,110,000	12/20/18	500 bp	321,573
Index

NA HY Series 21	B+/P	(2,155,085)	38,725,000	12/20/18	500 bp	482,776
Index

Total		$(7,364,542)				$1,604,526

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

68	Absolute Return 700 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$8,469,847	$—	$—

Capital goods	13,766,384	—	—

Communication services	10,203,856	—	—

Conglomerates	25,378,333	—	—

Consumer cyclicals	54,469,038	—	—

Consumer staples	41,622,806	—	—

Energy	27,632,834	—	—

Financials	51,381,358	—	—

Health care	43,085,552	—	—

Technology	50,264,261	—	—

Transportation	7,383,555	—	—

Utilities and power	8,507,700	—	—

Total common stocks	342,165,524	—	—

Commodity linked notes	$—	$19,123,251	$—

Corporate bonds and notes	—	125,802,411	—

Foreign government and agency bonds and notes		5,339,826

Investment companies	13,507,510	—	—

Mortgage-backed securities	—	174,695,560	—

Purchased equity options outstanding	—	5,146,018	—

Senior loans	—	53,480,208	—

U.S. government and agency mortgage obligations	—	103,458,761	—

Short-term investments	164,568,141	123,212,820	—

Totals by level	$520,241,175	$610,258,855	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,939,832)	$—

Futures contracts	(244,729)	—	—

Forward premium swap option contracts	—	3,780	—

TBA sale commitments	—	(27,980,860)	—

Written equity options outstanding		(585,024)

Interest rate swap contracts	—	(4,270,063)	—

Total return swap contracts	—	(8,925,207)	—

Credit default contracts	—	8,544,810	—

Totals by level	$(244,729)	$(35,152,396)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund	69

Statement of assets and liabilities 10/31/13

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $909,434,958)	$999,171,889
Affiliated issuers (identified cost $131,328,141) (Notes 1 and 5)	131,328,141

Cash	1,595,031

Foreign currency (cost $23,405) (Note 1)	23,405

Dividends, interest and other receivables	5,241,058

Receivable for shares of the fund sold	3,709,618

Receivable for investments sold	3,297,540

Receivable for sales of delayed delivery securities (Note 1)	28,625,838

Receivable for variation margin (Note 1)	267,174

Unrealized appreciation on forward premium swap option contracts (Note 1)	3,780

Unrealized appreciation on forward currency contracts (Note 1)	1,184,331

Unrealized appreciation on OTC swap contracts (Note 1)	11,317,115

Total assets	1,185,764,920

LIABILITIES

Payable for investments purchased	3,026,992

Payable for purchases of delayed delivery securities (Note 1)	92,225,326

Payable for shares of the fund repurchased	2,278,551

Payable for compensation of Manager (Note 2)	659,317

Payable for custodian fees (Note 2)	27,279

Payable for investor servicing fees (Note 2)	195,859

Payable for Trustee compensation and expenses (Note 2)	60,297

Payable for administrative services (Note 2)	3,450

Payable for distribution fees (Note 2)	227,277

Payable for variation margin (Note 1)	888,199

Unrealized depreciation on OTC swap contracts (Note 1)	20,309,913

Unrealized depreciation on forward currency contracts (Note 1)	3,124,163

Premium received on OTC swap contracts (Note 1)	511,821

Written options outstanding, at value (premiums $642,292) (Notes 1 and 3)	585,024

TBA sale commitments, at value (proceeds receivable $28,021,192) (Note 1)	27,980,860

Collateral on certain derivative contracts, at value (Note 1)	33,240,000

Other accrued expenses	243,670

Total liabilities	185,587,998

Net assets	$1,000,176,922

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$937,129,329

Undistributed net investment income (Note 1)	13,760,387

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(28,565,273)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	77,852,479

Total — Representing net assets applicable to capital shares outstanding	$1,000,176,922

(Continued on next page)

70	Absolute Return 700 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($346,385,142 divided by 28,470,491 shares)	$12.17

Offering price per class A share (100/94.25 of $12.17)*	$12.91

Net asset value and offering price per class B share ($28,175,481 divided by 2,365,713 shares)**	$11.91

Net asset value and offering price per class C share ($148,531,389 divided by 12,472,274 shares)**	$11.91

Net asset value and redemption price per class M share ($4,534,540 divided by 378,230 shares)	$11.99

Offering price per class M share (100/96.50 of $11.99)*	$12.42

Net asset value, offering price and redemption price per class R share
($2,005,131 divided by 166,492 shares)	$12.04

Net asset value, offering price and redemption price per class R5 share
($10,588 divided by 867 shares)	$12.22†

Net asset value, offering price and redemption price per class R6 share
($6,499,857 divided by 531,498 shares)	$12.23

Net asset value, offering price and redemption price per class Y share
($464,034,794 divided by 38,041,629 shares)	$12.20

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund	71

Statement of operations Year ended 10/31/13

INVESTMENT INCOME

Interest (net of foreign tax of $2,439) (including interest income of $63,811 from investments
in affiliated issuers) (Note 5)	$21,025,779

Dividends (net of foreign tax of $64,031)	8,182,497

Total investment income	29,208,276

EXPENSES

Compensation of Manager (Note 2)	7,148,552

Investor servicing fees (Note 2)	1,147,691

Custodian fees (Note 2)	94,956

Trustee compensation and expenses (Note 2)	71,013

Distribution fees (Note 2)	2,647,112

Administrative services (Note 2)	25,494

Other	412,312

Total expenses	11,547,130

Expense reduction (Note 2)	(13,956)

Net expenses	11,533,174

Net investment income	17,675,102

Net realized gain on investments (Notes 1 and 3)	829,818

Net realized loss on swap contracts (Note 1)	(10,352,998)

Net realized loss on futures contracts (Note 1)	(3,152,456)

Net realized gain on foreign currency transactions (Note 1)	5,192,384

Net realized loss on written options (Notes 1 and 3)	(16,546,302)

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(2,130,824)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	38,068,172

Net gain on investments	11,907,794

Net increase in net assets resulting from operations	$29,582,896

The accompanying notes are an integral part of these financial statements.

72	Absolute Return 700 Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/13	Year ended 10/31/12

Operations:
Net investment income	$17,675,102	$12,252,484

Net realized loss on investments
and foreign currency transactions	(24,029,554)	(821,585)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	35,937,348	41,268,278

Net increase in net assets resulting from operations	29,582,896	52,699,177

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(342,713)	(13,532,154)

Class B	—	(751,043)

Class C	—	(4,254,680)

Class M	—	(130,463)

Class R	(381)	(22,424)

Class R5	(18)	—

Class R6	(22)	—

Class Y	(1,112,674)	(7,869,459)

Increase from capital share transactions (Note 4)	187,329,624	39,224,497

Total increase in net assets	215,456,712	65,363,451

NET ASSETS

Beginning of year	784,720,210	719,356,759

End of year (including undistributed net investment income
of $13,760,387 and distributions in excess of net investment
income of $41,882, respectively)	$1,000,176,922	$784,720,210

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund	73

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%) [e]

Class A
October 31, 2013	$11.78	.24	.16	.40	(.01)	—	(.01)	—	$12.17	3.42	$346,385	1.25	2.04	199
October 31, 2012	11.35	.21	.66	.87	(.44)	—	(.44)	—	11.78	7.97	331,370	1.33[d]	1.82[d]	164
October 31, 2011	11.45	.33	(.04)	.29	(.34)	(.05)	(.39)	—	11.35	2.55	364,714	1.37[d]	2.86[d]	174
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	— [f]	11.45	4.44	279,592	1.63[d]	3.81[d]	244
October 31, 2009†	10.00	.33	.83	1.16	—	—	—	— [f]	11.16	11.60*	86,344	1.41*[d]	3.06*[d]	48*

Class B
October 31, 2013	$11.60	.15	.16	.31	—	—	—	—	$11.91	2.67	$28,175	2.00	1.29	199
October 31, 2012	11.19	.12	.65	.77	(.36)	—	(.36)	—	11.60	7.13	26,015	2.08[d]	1.06[d]	164
October 31, 2011	11.31	.24	(.03)	.21	(.28)	(.05)	(.33)	—	11.19	1.84	22,984	2.12[d]	2.14[d]	174
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	— [f]	11.31	3.54	18,375	2.38[d]	3.05[d]	244
October 31, 2009†	10.00	.29	.79	1.08	—	—	—	— [f]	11.08	10.80*	6,613	2.05*[d]	2.71*[d]	48*

Class C
October 31, 2013	$11.60	.15	.16	.31	—	—	—	—	$11.91	2.67	$148,531	2.00	1.29	199
October 31, 2012	11.19	.12	.65	.77	(.36)	—	(.36)	—	11.60	7.16	138,619	2.08[d]	1.06[d]	164
October 31, 2011	11.31	.24	(.04)	.20	(.27)	(.05)	(.32)	—	11.19	1.79	132,156	2.12[d]	2.12[d]	174
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	— [f]	11.31	3.59	98,655	2.38[d]	3.05[d]	244
October 31, 2009†	10.00	.32	.77	1.09	—	—	—	— [f]	11.09	10.90*	29,797	2.05*[d]	2.89*[d]	48*

Class M
October 31, 2013	$11.65	.18	.16	.34	—	—	—	—	$11.99	2.92	$4,535	1.75	1.53	199
October 31, 2012	11.23	.15	.65	.80	(.38)	—	(.38)	—	11.65	7.40	4,105	1.83[d]	1.31[d]	164
October 31, 2011	11.32	.27	(.03)	.24	(.28)	(.05)	(.33)	—	11.23	2.12	3,830	1.87[d]	2.34[d]	174
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	— [f]	11.32	3.64	3,134	2.13[d]	3.30[d]	244
October 31, 2009†	10.00	.33	.77	1.10	—	—	—	— [f]	11.10	11.00*	1,473	1.84*[d]	3.04*[d]	48*

Class R
October 31, 2013	$11.68	.21	.15	.36	— [f]	—	— [f]	—	$12.04	3.11	$2,005	1.50	1.77	199
October 31, 2012	11.25	.17	.67	.84	(.41)	—	(.41)	—	11.68	7.77	1,235	1.58[d]	1.52[d]	164
October 31, 2011	11.37	.30	(.05)	.25	(.32)	(.05)	(.37)	—	11.25	2.26	643	1.62[d]	2.60[d]	174
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	— [f]	11.37	3.97	431	1.88[d]	3.56[d]	244
October 31, 2009†	10.00	.32	.80	1.12	—	—	—	— [f]	11.12	11.20*	109	1.62*[d]	2.99*[d]	48*

Class R5
October 31, 2013	$11.81	.28	.15	.43	(.02)	—	(.02)	—	$12.22	3.66	$11	1.02	2.29	199
October 31, 2012‡	11.56	.07	.18	.25	—	—	—	—	11.81	2.16*	10	.34*[d]	.54*[d]	164

Class R6
October 31, 2013	$11.81	.25	.20	.45	(.03)	—	(.03)	—	$12.23	3.79	$6,500.92		2.09	199
October 31, 2012‡	11.56	.07	.18	.25	—	—	—	—	11.81	2.16*	10	.31*[d]	.58*[d]	164

Class Y
October 31, 2013	$11.81	.27	.16	.43	(.04)	—	(.04)	—	$12.20	3.67	$464,035	1.00	2.27	199
October 31, 2012	11.37	.23	.67	.90	(.46)	—	(.46)	—	11.81	8.31	283,356	1.08[d]	2.04[d]	164
October 31, 2011	11.47	.36	(.05)	.31	(.36)	(.05)	(.41)	—	11.37	2.75	195,030	1.12[d]	3.13[d]	174
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	— [f]	11.47	4.64	169,634	1.38[d]	4.04[d]	244
October 31, 2009†	10.00	.40	.77	1.17	—	—	—	— [f]	11.17	11.70*	60,759	1.19*[d]	3.56*[d]	48*

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

74	Absolute Return 700 Fund	Absolute Return 700 Fund	75

Financial highlights (Continued)

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:

	10/31/12	10/31/11	10/31/10	10/31/09

Class A	0.05%	0.08%	0.03%	0.46%

Class B	0.05	0.08	0.03	0.46

Class C	0.05	0.08	0.03	0.46

Class M	0.05	0.08	0.03	0.46

Class R	0.05	0.08	0.03	0.46

Class R5	—	N/A	N/A	N/A

Class R6	—	N/A	N/A	N/A

Class Y	0.05	0.08	0.03	0.46

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

76	Absolute Return 700 Fund

Notes to financial statements 10/31/13

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through October 31, 2013.

Putnam Absolute Return 700 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. Putnam Management typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent

Absolute Return 700 Fund	77

events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital

78	Absolute Return 700 Fund

gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums is factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Absolute Return 700 Fund	79

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum

80	Absolute Return 700 Fund

risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the close of the contract. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties are settled through a central clearing agent through variation margin payments. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $244,622 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as

Absolute Return 700 Fund	81

reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $11,225,860 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $11,868,567.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or

82	Absolute Return 700 Fund

unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2013, the fund had a capital loss carryover of $27,325,335 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$25,552,283	$—	$25,552,283	*

1,773,052	—	1,773,052	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from realized gains and losses on certain futures contracts, from income on swap contracts, and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $2,417,025 to decrease undistributed net investment income, $349,483 to increase paid-in-capital and $2,067,542 to decrease accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$98,498,207
Unrealized depreciation	(9,992,398)

Net unrealized appreciation	88,505,809
Undistributed ordinary income	5,470,398
Capital loss carryforward	(27,325,335)
Cost for federal income tax purposes	$1,041,972,048

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of

Absolute Return 700 Fund	83

most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

1.030%	of the first $5 billion,	0.830%	of the next $50 billion,

0.980%	of the next $5 billion,	0.810%	of the next $50 billion,

0.930%	of the next $10 billion,	0.800%	of the next $100 billion and

0.880%	of the next $10 billion,	0.795%	of any excess thereafter.

Following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management, the Trustees of the fund approved an interim management contract with Putnam Management. Consistent with Rule 15a–4 under the Investment Company Act of 1940, the interim management contract will remain in effect until the earlier to occur of (i) approval by the fund’s shareholders of a new management contract and (ii) March 7, 2014. Except with respect to termination, the substantive terms of the interim management contract, including terms relating to fees payable to Putnam Management, are identical to the terms of the fund’s previous management contract with Putnam Management. The Trustees of the fund also approved the continuance, effective October 8, 2013, of the sub-management contract between Putnam Management and Putnam Investments Limited (PIL) and of the sub-advisory contract between Putnam Management, PIL and The Putnam Advisory Company, LLC (PAC) described below, for a term no longer than March 7, 2014. The Trustees of the fund have called a shareholder meeting for February 27, 2014, at which shareholders of the fund will consider approval of a proposed new management contract between the fund and Putnam Management. The substantive terms of the proposed new management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 7.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.28% The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.88% of the fund’s average net assets before a decrease of $693,585 (0.078% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2014, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under each fund’s distribution plans) will not exceed an annual rate of 1.10% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit. This expense limitation remains in place under the interim management contract described above.

Putnam Management has also contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest,

84	Absolute Return 700 Fund

taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit. This expense limitation remains in place under the interim management contract described above.

PIL, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

PAC, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$453,829	Class R5	16

Class B	36,378	Class R6	1,944

Class C	192,786	Class Y	454,462

Class M	5,939	Total	$1,147,691

Class R	2,337

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $1,005 under the expense offset arrangements and by $12,951 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $640, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Absolute Return 700 Fund	85

The fund has adopted distribution plans (the Plans) with respect to its class  A, class  B, class  C, class  M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$862,005	Class M	34,039

Class B	276,653	Class R	8,995

Class C	1,465,420	Total	$2,647,112

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $144,641 and $2,457 from the sale of class A and class M shares, respectively, and received $20,732 and $4,203 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $220 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,494,499,564 and $1,347,382,124, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $6,483,750 and $6,484,844, respectively.

Written option transactions during the reporting period are summarized as follows:

			Written option
			contract
	Written swap		amounts/
	option contract	Written swap	number of	Written option
	amounts	option premiums	contracts	premiums

Written options outstanding
at the beginning of the
reporting period	$13,270,000	$255,448	2,400,334	$3,202,130

Options opened	227,549,000	—	73,550,448	8,361,141
Options exercised	(12,218,000)	—	—	—
Options expired	—	—	(64,824,735)	(5,711,333)
Options closed	(216,001,000)	(255,448)	(9,260,035)	(5,209,646)

Written options outstanding at
the end of the reporting period	$12,600,000	$—	1,866,012	$642,292

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	9,548,148	$114,169,615	9,251,110	$106,268,963

Shares issued in connection with
reinvestment of distributions	26,634	310,819	1,114,342	12,090,615

	9,574,782	114,480,434	10,365,452	118,359,578

Shares repurchased	(9,242,561)	(110,681,279)	(14,372,473)	(162,631,768)

Net increase (decrease)	332,221	$3,799,155	(4,007,021)	$(44,272,190)

86	Absolute Return 700 Fund

	Year ended 10/31/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	472,692	$5,564,826	439,354	$4,968,777

Shares issued in connection with
reinvestment of distributions	—	—	65,358	703,255

	472,692	5,564,826	504,712	5,672,032

Shares repurchased	(349,031)	(4,105,601)	(316,764)	(3,577,563)

Net increase	123,661	$1,459,225	187,948	$2,094,469

	Year ended 10/31/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	3,745,106	$44,007,969	2,868,639	$32,453,915

Shares issued in connection with
reinvestment of distributions	—	—	322,163	3,466,471

	3,745,106	44,007,969	3,190,802	35,920,386

Shares repurchased	(3,220,952)	(37,866,781)	(3,051,939)	(34,391,698)

Net increase	524,154	$6,141,188	138,863	$1,528,688

	Year ended 10/31/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	112,620	$1,325,143	68,727	$784,179

Shares issued in connection with
reinvestment of distributions	—	—	11,446	123,388

	112,620	1,325,143	80,173	907,567

Shares repurchased	(86,751)	(1,022,559)	(68,917)	(782,920)

Net increase	25,869	$302,584	11,256	$124,647

	Year ended 10/31/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	107,725	$1,268,726	62,643	$713,384

Shares issued in connection with
reinvestment of distributions	33	381	2,080	22,424

	107,758	1,269,107	64,723	735,808

Shares repurchased	(46,992)	(556,373)	(16,147)	(183,354)

Net increase	60,766	$712,734	48,576	$552,454

			For the period 7/3/12
			(commencement of operations)
	Year ended 10/31/13		to 10/31/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	865	$10,000

Shares issued in connection with
reinvestment of distributions	2	18	—	—

	2	18	865	10,000

Shares repurchased	—	—	—	—

Net increase	2	$18	865	$10,000

Absolute Return 700 Fund	87

			For the period 7/3/12
			(commencement of operations)
	Year ended 10/31/13		to 10/31/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	612,220	$7,487,175	865	$10,000

Shares issued in connection with
reinvestment of distributions	2	22	—	—

	612,222	7,487,197	865	10,000

Shares repurchased	(81,589)	(986,932)	—	—

Net increase	530,633	$6,500,265	865	$10,000

	Year ended 10/31/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	26,312,188	$315,776,014	14,631,706	$167,900,730

Shares issued in connection with
reinvestment of distributions	76,709	895,189	530,842	5,759,637

	26,388,897	316,671,203	15,162,548	173,660,367

Shares repurchased	(12,347,969)	(148,256,748)	(8,310,533)	(94,483,938)

Net increase	14,040,928	$168,414,455	6,852,015	$79,176,429

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	867	100.0%	10,595

Class R6	867	0.2	10,603

Note 5: Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$75,245,392	$102,341,051	$177,586,443	$26,087	$—

Putnam Short Term
Investment Fund*	—	482,093,490	350,765,349	37,724	131,328,141

Totals	$75,245,392	$584,434,541	$528,351,792	$63,811	$131,328,141

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

88	Absolute Return 700 Fund

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	1,800,000

Purchased TBA commitment option contracts (contract amount)	$3,200,000

Purchased swap option contracts (contract amount)	$87,600,000

Written equity option contracts (contract amount) (Note 3)	8,900,000

Written TBA commitment option contracts (contract amount) (Note 3)	—*

Written swap option contracts (contract amount) (Note 3)	$47,400,000

Futures contracts (number of contracts)	3,000

Forward currency contracts (contract amount)	$514,500,000

OTC interest rate swap contracts (notional)	$543,400,000

Centrally cleared interest rate swap contracts (notional)	$156,500,000

OTC total return swap contracts (notional)	$925,200,000

OTC credit default swap contracts (notional)	$50,900,000

Centrally cleared credit default contracts (notional)	$30,400,000

* For the reporting period, the transactions were minimal.

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The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Credit contracts	appreciation	$8,969,068*	depreciation	$424,258*

Foreign exchange
contracts	Receivables	1,184,331	Payables	3,124,163

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Equity contracts	appreciation	16,150,035*	depreciation	19,261,076*

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	3,181,453*	depreciation	8,945,637*

Total		$29,484,887		$31,755,134

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(371,007)	$(371,007)

Foreign exchange
contracts	—	—	4,927,980	—	4,927,980

Equity contracts	(28,985,417)	8,362,715	—	(5,994,786)	(26,617,488)

Interest rate contracts	(1,641,434)	(11,515,171)	—	(3,987,205)	(17,143,810)

Total	$(30,626,851)	$(3,152,456)	$4,927,980	$(10,352,998)	$(39,204,325)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$3,324,195	$3,324,195

Foreign exchange
contracts	—	—	(2,166,334)	—	(2,166,334)

Equity contracts	(1,175,790)	521,415	—	(8,791,999)	(9,446,374)

Interest rate contracts	886,367	556,114	—	(4,046,765)	(2,604,284)

Total	$(289,423)	$1,077,529	$(2,166,334)	$(9,514,569)	$(10,892,797)

90	Absolute Return 700 Fund

Note 9: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011–11 and their impact, if any, on the fund’s financial statements.

Absolute Return 700 Fund	91

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Putnam Global Sector Fund

Prospectus

2 | 28 | 14

Fund summary	2
What are the fund's and each underlying fund's main investment strategies and related risks?	8
Who oversees and manages the fund?	18
How does the fund price its shares?	21
How do I buy fund shares?	22
How do I sell or exchange fund shares?	29
Policy on excessive short-term trading	31
Distribution plans and payments to dealers	34
Fund distributions and taxes	37
Financial highlights	38

Investment Category: Global Sector

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

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Fund summary

Goal

Putnam Global Sector Fund seeks capital appreciation.

Fees and expenses

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The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 22 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

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Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

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Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses	Expense reimbursement#	Total annual fund operating expenses after expense reimbursement
Class A	0.00%	0.25%	0.98%	1.06%	2.29%	(0.98)%	1.31%
Class B	0.00%	1.00%	0.98%	1.06%	3.04%	(0.98)%	2.06%
Class C	0.00%	1.00%	0.98%	1.06%	3.04%	(0.98)%	2.06%
Class M	0.00%	0.75%	0.98%	1.06%	2.79%	(0.98)%	1.81%
Class R	0.00%	0.50%	0.98%	1.06%	2.54%	(0.98)%	1.56%
Class Y	0.00%	N/A	0.98%	1.06%	2.04%	(0.98)%	1.06%

    *  Applies only to certain redemptions of shares bought with no initial sales charge.

  **  This charge is phased out over six years.

 ***  This charge is eliminated after one year.

2          Prospectus

   #  Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through February 28, 2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

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Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
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Class A	$701	$1,161	$1,646	$2,978
Class B	$709	$1,147	$1,711	$3,110
Class B (no redemption)	$209	$847	$1,511	$3,110
Class C	$309	$847	$1,511	$3,287
Class C (no redemption)	$209	$847	$1,511	$3,287
Class M	$527	$1,095	$1,689	$3,291
Class R	$159	$697	$1,262	$2,802
Class Y	$108	$545	$1,008	$2,291
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Portfolio turnover

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The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 52%.

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Investments, risks, and performance

Investments

We allocate the fund’s assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. Each underlying fund is a non-diversified fund concentrating in the market sector specified in its name, and each invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.

Prospectus          3

Each underlying fund may invest in emerging markets, use derivatives, such as futures, options, foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and engage in short sales of securities.

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We seek to rebalance the fund’s allocations monthly to remain in alignment with the index. The following table shows the fund’s approximate allocations to the underlying funds as of 12/31/2013.

Underlying Fund	Approximate allocation as of 12/31/13
Putnam Global Consumer Fund	22.30%
Putnam Global Financials Fund	21.00%
Putnam Global Health Care Fund	11.30%
Putnam Global Industrials Fund	11.30%
Putnam Global Natural Resources Fund	14.90%
Putnam Global Technology Fund	11.80%
Putnam Global Telecommunications Fund	3.80%
Putnam Global Utilities Fund	3.10%

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We may also invest in money market securities or affiliated money market or short-term fixed income funds for cash management.

Risks

It is important to understand that you can lose money by investing in the fund.

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Our allocation of investments among the underlying funds may hurt performance. In addition, the fund’s performance is subject to the risks that may affect the performance of the underlying funds, which are as follows. The value of stocks in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s “non-diversified” status, which means the underlying fund may invest a greater percentage of its assets in fewer issuers than a “diversified” fund, can increase the underlying fund’s vulnerability to adverse developments affecting a single issuer, which may result in greater losses and volatility. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International

4          Prospectus

investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. An underlying fund’s use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. An underlying fund’s use of short selling may result in losses if the securities appreciate in value.

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The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

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Annual total returns for class A shares before sales charges

Prospectus          5

Average annual total returns after sales charges
(for periods ending 12/31/13)

Share class	1 year	Since inception (3/31/10)
Class A before taxes	21.62%	9.77%
Class A after taxes on distributions	19.76%	8.56%
Class A after taxes on distributions and sale of fund shares	13.36%	7.59%
Class B before taxes	22.91%	10.04%
Class C before taxes	26.98%	10.66%
Class M before taxes	23.87%	9.90%
Class R before taxes	28.72%	11.24%
Class Y before taxes	29.24%	11.78%
MSCI World Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	26.68%	11.43%

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After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Aaron Cooper, Director, Global Equity Research, portfolio manager of the fund since 2011

Sheba Alexander, Analyst, portfolio manager of the fund since 2012

Isabel Buccellati, Analyst, portfolio manager of the fund since 2012

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Jacquelyn Cavanaugh, Analyst, portfolio manager of the fund since 2012

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Kelsey Chen, Analyst, portfolio manager of the fund since 2010

Steven Curbow, Analyst, portfolio manager of the fund since 2010

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Christopher Eitzmann, Analyst, portfolio manager of the fund since 2012

Vivek Gandhi, Analyst, portfolio manager of the fund since 2010

Brian Hertzog, Analyst, portfolio manager of the fund since 2012

Greg Kelly, Analyst, portfolio manager of the fund since 2012

6          Prospectus

David Morgan, Analyst, portfolio manager of the fund since 2010

Ferat Ongoren, Analyst, portfolio manager of the fund since 2010

Nathaniel Salter, Analyst, portfolio manager of the fund since 2010

Walter Scully, Analyst and Assistant Portfolio Manager, portfolio manager of the fund since 2010

Di Yao, Analyst, portfolio manager of the fund since 2012

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Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Prospectus          7

What are the fund’s and each underlying fund’s main investment strategies and related risks?

This section contains greater detail on the fund’s and each underlying fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by allocating its assets among underlying funds. When deciding whether to buy or sell investments for an underlying fund, the manager of the underlying fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends.

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  Global investing. The use of the term “global” in each underlying fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of U.S. or foreign companies in the group of industries indicated by the fund’s name that we believe have favorable investment potential.

As a result, the portions of an underlying fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in such group of industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists, as of December 31, 2013, the allocation between U.S. and foreign companies reflected in key market indexes used to evaluate each underlying fund’s performance:

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Fund	Benchmark	U.S.	Foreign
Global Consumer Fund	MSCI World Consumer Discretionary & Staples Index	54.08%	45.92%
Global Financials Fund	MSCI World Financials Index	39.74	60.26
Global Health Care Fund	MSCI World Health Care Index	59.63	40.37
Global Industrials Fund	MSCI World Industrials Index	48.36	51.64
Global Natural Resources Fund	MSCI World Energy & Materials Index	43.14	56.86
Global Technology Fund	MSCI World Information Technology Index	83.84	16.16
Global Telecommunications Fund	MSCI World Telecommunications Services Index	41.32	58.68
Global Utilities Fund	MSCI World Utilities Index	50.91	49.09

8          Prospectus

As noted above, however, the portions of an underlying fund’s investments represented by U.S. and foreign companies may differ from those of these indexes based on our assessment of relative investment potential at any particular time.

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Under normal market conditions, each underlying fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10% less than the percentage of the underlying fund’s benchmark represented by foreign companies, as determined by the providers of the benchmark). For purposes of determining whether securities held by an underlying fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside the United States, the company is headquartered or organized outside the United States, the company derives a majority of its revenues or profits outside the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

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  Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Prospectus          9

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

  Foreign investments. Foreign investments involve certain special risks, including:
  Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

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  Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

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  Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.
  Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

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  Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

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  Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets.

10          Prospectus

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Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than most U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

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  Industry focus.

Global Consumer Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the consumer staples and consumer discretionary products and services industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the consumer staples and consumer discretionary products and services industries include companies primarily engaged in the manufacture, sale or distribution of consumer staples and consumer discretionary products and services. Consumer staples are generally essential products for which demand tends to remain stable over economic cycles, such as food, beverages, tobacco and household and personal care products. Consumer discretionary products and services are generally non-essential products and services for which demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. We consider a company to be in the consumer staples and consumer discretionary products and services industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

Events that affect the consumer staples and consumer discretionary products and services industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates and

Prospectus          11

consumer confidence. Similarly, the consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence, disposable household income and consumer spending, and changes in demographics and consumer tastes.

Global Financials Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the financial services industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the financial services industries include commercial and investment banks, savings and loans organizations, brokerage and asset management firms, insurance companies, real estate investment trusts and real estate investment and development companies. We consider a company to be in the financial services industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

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Events that affect the financial services industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, financial services companies can be significantly affected by availability and cost of capital funds and changes in interest rates, insurance claims activity and general economic conditions. Financial services companies are subject to extensive government regulations, which can limit the types and amounts of loans and other commitments they make, the types of investments and trading they can engage in on their own behalf and the interest rates and fees they charge and can have a significant impact on profitability. Losses resulting from financial difficulties of borrowers and declines in the value of assets can negatively impact the financial services industries. The financial services industries are also subject to relatively rapid changes as a result of industry consolidation trends which may result in distinctions between different financial service segments (for example, banking, insurance and brokerage businesses) becoming less clear. In the recent past, the financial services industries have experienced considerable financial distress, which has led to the implementation of government programs designed to ease that distress. Although we reserve the right to take defensive positions that are mainly designed to limit losses, such as investing some or all of each fund’s assets in cash and cash equivalents, as of the date of this prospectus, we do not presently intend to do so.

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12          Prospectus

Global Health Care Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the health care industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the health care industries encompass two main groups of companies. The first group includes companies who manufacture health care supplies or provide health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We consider a company to be in the health care industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the health care industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

Global Industrials Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the industrial products, services or equipment industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the industrial products, services or equipment industries include companies involved in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. These companies may include manufacturers of civil or military aerospace and defense equipment, building components and home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial machinery and industrial components and products, providers of commercial printing services, and companies providing transportation services. We consider a company to be in the industrial products, services or equipment industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

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Events that affect the industrial products, services or equipment industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the industrial products, services and equipment industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Global Natural Resources Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the energy or other natural resources industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the energy or other natural resources industries include companies in the discovery, development, production or distribution of energy or other natural resources, the development of technologies for the production or efficient use of energy and other natural resources, or the furnishing of related supplies or services. We consider a company to be in the energy or other natural resources industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the energy or other natural resources industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, changes in crude oil prices may affect both those industries that produce, refine and distribute petroleum products and industries that supply alternate sources of energy. In addition, certain natural resources industries are subject to greater governmental regulation than are other industries; therefore, changes in regulatory policies may be more likely to adversely affect this underlying fund.

Global Technology Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the technology industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the technology industries include companies which have, or will develop, products, processes or services that will provide advances and improvement through technology to consumers, enterprises and governments worldwide. We consider a company to be in the technology industries if at the time of investment we

14          Prospectus

determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the technology industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the technology industries can be significantly affected by obsolescence of existing technology, technological innovations, short product cycles, falling prices and profits, competitive pressures such as new market entrants and aggressive pricing, and general economic conditions.

Global Telecommunications Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the telecommunication industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the telecommunication industries include companies which primarily develop, manufacture or sell communications services or communications equipment. We consider a company to be in the telecommunication industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the telecommunication industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the telecommunication industries can be significantly affected by federal and state government regulation of rates of return and services that may be offered, failure to obtain, or delays in obtaining, financial or regulatory approval, intense competition, communications equipment product incompatibility, changing consumer preferences, technological obsolescence, significant capital expenditures and heavy debt burdens.

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Global Utilities Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies worldwide in the utilities industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the utilities industries include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We consider a company to be in the utilities industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry sources considers it to be in these industries.

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Events that affect the utilities industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect this underlying fund.

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  Derivatives. An underlying fund may engage in a variety of transactions involving derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease an underlying fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide an underlying fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the underlying fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for an underlying fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid.

16          Prospectus

Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

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  Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.
  Short sales. An underlying fund may engage in short sales, which are transactions in which an underlying fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price the underlying fund pays at the later date may be more or less than the price at which an underlying fund sold the security. If the price of the security sold short increases between the time of the short sale and the time the underlying fund replaces the borrowed security, an underlying fund will incur a loss which is theoretically unlimited. An underlying fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on an underlying fund’s share price and make an underlying fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
  Other investments. In addition to the main investment strategies described above, the underlying funds may make other types of investments, such as investments in U.S. companies, preferred stocks, convertible securities and debt instruments. An underlying fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.
  Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may take temporary defensive positions that are mainly designed to limit losses such as investing some or all

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of a fund’s assets in cash and cash equivalents. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

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  Changes in policies. The Trustees may change the fund’s or an underlying fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.
  Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.
  Portfolio holdings. The SAI includes a description of the fund’s and each underlying fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s full portfolio holdings may be viewed monthly beginning approximately 15 days after the end of each month. Each underlying fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they

18          Prospectus

are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

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The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates and by the fund’s auditors.

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Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated October 31, 2013.

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The fund pays no management fee to Putnam Management. However, Putnam Management receives management fees from the underlying Putnam funds. Because the management fees paid to Putnam Management by the underlying funds vary, there may be a conflict in establishing and adjusting each fund’s target percentage allocations among the underlying funds between the interests of the funds and Putnam Management’s economic interest.

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Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average net asset

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value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

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Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

  Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.
Portfolio managers	Joined fund	Employer	Positions over past five years
Aaron Cooper	2011	Putnam Management 2011 – Present Fidelity Investments 2007 – 2011	Director, Global Equity Research Managing Director of Research
Sheba Alexander	2012	Putnam Management 2001 – Present	Analyst
Isabel Buccellati	2012	Putnam Management 2012 – Present Alliance Growth Equities 2002 – 2012	Analyst Vice President, Global Ex US Sector Head Health Care
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Jacquelyn Cavanaugh	2012	Putnam Management 2012 – Present Janus Capital Group 2005 – 2011	Analyst Senior Equity Analyst
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Kelsey Chen	2010	Putnam Management 2000 – Present	Analyst Previously, Sector Team Leader
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Steven Curbow	2010	Putnam Management 2008 – Present	Analyst Previously, Sector Team Leader
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20          Prospectus

Portfolio managers	Joined fund	Employer	Positions over past five years
Christopher Eitzmann	2012	Putnam Management 2012 – Present Raptor Capital Management 2009 – 2012 Tudor Investment Corporation 2007 – 2008	Analyst Equity Research Analyst Equity Research Analyst
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Vivek Gandhi	2010	Putnam Management 1999 – Present	Analyst
Brian Hertzog	2012	Putnam Management 2005 – Present	Analyst
Greg Kelly	2012	Putnam Management 2012 – Present Janus Capital Group 2008 – 2012	Analyst Junior Analyst, Analyst
David Morgan	2010	Putnam Investments Limited 2004 – Present	Analyst
Ferat Ongoren	2010	Putnam Management 2009 – Present Citigroup, Inc. 1997 – 2009	Analyst Director, Industrials Sector
Nathaniel Salter	2010	Putnam Management 2001 – Present	Analyst
Walter Scully	2010	Putnam Management 1996 – Present	Analyst and Assistant Portfolio Manager
Di Yao	2012	The Putnam Advisory Company, LLC 2008 – 2012	Analyst
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The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAV of the underlying funds in which it invests. For a description of the circumstances under which the underlying funds use fair value pricing and the effects of using fair value pricing, please see the underlying funds’ prospectuses. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

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How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

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If you participate in an employer-sponsored retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

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Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Also, the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

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Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

  Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.
  Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.
  Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.
  By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.

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  By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the fund’s designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for employer-sponsored retirement plans by wire transfer.

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Which class of shares is best for me?

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This prospectus offers you four classes of fund shares: A, B, C and M. Employer-sponsored retirement plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summary — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

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  How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.
  How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.
  Total expenses associated with each share class. As shown in the section entitled Fund summary — Fees and expenses , each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

  Initial sales charge of up to 5.75%
  Lower sales charges available for investments of $50,000 or more
  No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)
  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of up to 5.00% if shares are sold within six years of purchase
  Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
  Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees
  Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

  No initial sales charge; your entire investment goes to work immediately
  Deferred sales charge of 1.00% if shares are sold within one year of purchase

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  Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees
  No conversion to class A shares, so future 12b-1 fees do not decline over time

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  Orders for class C shares of one or more Putnam funds, other than class C shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

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Class M shares

  Initial sales charge of up to 3.50%

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  Lower sales charges available for investments of $50,000 or more

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  No deferred sales charge (except that a deferred sales charge of 0.65% may be imposed on certain redemptions of shares bought without an initial sales charge)
  Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees
  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  No conversion to class A shares, so future 12b-1 fees do not decline over time

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  Orders for class M shares of one or more Putnam funds, other than class M shares sold to employer-sponsored retirement plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available only to employer-sponsored retirement plans)

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  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge

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  Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees

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  Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees
  No conversion to class A shares, so future 12b-1 fees do not decline over time.

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Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

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  employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

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  bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;
  corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;
  college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;
  other Putnam funds and Putnam investment products;
  investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;
  clients of a financial representative who are charged a fee for consulting or similar services;
  corporations, endowments and foundations that have entered into an arrangement with Putnam;
  fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds;

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  investment companies (whether registered or private), both affiliated and unaffiliated with Putnam; and

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  current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household), current and retired directors of Putnam Investments, LLC, and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors and by the Board of Trustees in its discretion for Trustees.

Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs)

26          Prospectus

that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

  No initial sales charge; your entire investment goes to work immediately
  No deferred sales charge
  Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

Initial sales charges for class A and M shares

	Class A sales charge as a percentage of*:		Class M sales charge as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**	Net amount invested	Offering price**
Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
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1,000,000 and above	NONE	NONE	N/A***	N/A***
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    *  Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

  **  Offering price includes sales charge.

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 ***  The fund will not accept purchase orders for class M shares (other than by employer-sponsored benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1,000,000 or more.

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Reducing your class A or class M sales charge

The fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

  Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

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To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

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  Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

  Individual accounts
  Joint accounts
  Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)
  Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)
  Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

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  Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

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Financial intermediaries redeeming shares on behalf of customers are responsible for transmitting orders in accordance with customer agreements.

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  Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for

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furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

  Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.
  By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services.
  By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone redemption and exchange privileges may be modified or terminated without notice.
  Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.
  Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of the fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
  Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

30          Prospectus

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+
Charge	5%	4%	3%	3%	2%	1%	0%

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A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million or more (other than by an employer-sponsored retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

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Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

  Payment information. The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.
  Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, the fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

Policy on excessive short-term trading

  Risks of excessive short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility,

Prospectus          31

which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.

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Because the fund invests in underlying funds that invest in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of a fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When an underlying fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in a fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, an underlying fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities, including below-investment-grade bonds.

The fund may be adversely affected if an underlying fund in which it invests is harmed by excessive short-term trading.

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  Fund policies. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder

32          Prospectus

accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

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  Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values above a specified amount within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.
  Account restrictions. In addition to these monitoring practices, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or the fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. The fund may take these steps in its discretion even if the investor’s activity does not fall within the fund’s current monitoring parameters.

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Prospectus          33

  Limitations on the fund’s policies. There is no guarantee that the fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, the fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, the fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summary — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

34          Prospectus

  Distribution and service (12b-1) plans. The fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

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  Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under Fund summary — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under Fund summary — Fees and expenses.

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The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business

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planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

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You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2013 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

  Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under Management — Investor Servicing Agent for more details.

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36          Prospectus

Fund distributions and taxes

The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of this fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from the fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from the fund.

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For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally treated as long-term capital gains includible in and taxed at the rates applicable to your net capital gain. Distributions of gains from investments that the fund owned for one year or less are generally taxable to you as ordinary income. Distributions that the fund properly reports to you as “qualified dividend income” are taxable at the rate applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

Distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.
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Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in

Prospectus          37

the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

The fund’s investments in underlying funds could affect the amount, timing and character of distributions from the fund, and therefore, may increase the amount of taxes payable by shareholders.

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The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. The fund may be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne with respect to foreign securities income earned by the fund or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

The fund’s use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

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Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

38          Prospectus

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Financial highlights (For a common share outstanding throughout the period)

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INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Redemption fees	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)
Class A
October 31, 2013	$10.32	.06	2.64	2.70	(.10)	(.48)	(.58)	— [e]	$12.44	27.56	$2,257.25		.56	52
October 31, 2012	9.77	.16	.82	.98	(.24)	(.19)	(.43)	— [e]	10.32	10.62	1,339.25		1.62	50
October 31, 2011	10.37	.08	(.25)	(.17)	(.41)	(.02)	(.43)	— [e]	9.77	(1.94)	1,520.25		.78	24
October 31, 2010†	10.00	(.01)	.38	.37	—	—	—	— [e]	10.37	3.70*	876	.15*	(.06) *	14*
Class B
October 31, 2013	$10.22	(.04)	2.62	2.58	(.03)	(.48)	(.51)	— [e]	$12.29	26.46	$287	1.00	(.39)	52
October 31, 2012	9.68	.11	.80	.91	(.18)	(.19)	(.37)	— [e]	10.22	9.79	99	1.00	1.09	50
October 31, 2011	10.32	— [e]	(.25)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.66)	99	1.00	(.02)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20*	46	.59*	(.51) *	14*
Class C
October 31, 2013	$10.21	(.02)	2.61	2.59	(.02)	(.48)	(.50)	— [e]	$12.30	26.57	$362	1.00	(.16)	52
October 31, 2012	9.68	.09	.82	.91	(.19)	(.19)	(.38)	— [e]	10.21	9.84	250	1.00	.96	50
October 31, 2011	10.32	(.02)	(.23)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.65)	227	1.00	(.15)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20*	71	.59*	(.52) *	14*
Class M
October 31, 2013	$10.28	.01	2.62	2.63	(.05)	(.48)	(.53)	— [e]	$12.38	26.86	$19.75		.05	52
October 31, 2012	9.72	.15	.78	.93	(.18)	(.19)	(.37)	— [e]	10.28	10.06	13.75		1.54	50
October 31, 2011	10.34	.04	(.27)	(.23)	(.37)	(.02)	(.39)	— [e]	9.72	(2.43)	15.75		.42	24
October 31, 2010†	10.00	(.04)	.37	.33	—	—	—	.01	10.34	3.40*	16	.44*	(.38) *	14*
Class R
October 31, 2013	$10.31	.04	2.63	2.67	(.09)	(.48)	(.57)	— [e]	$12.41	27.18	$15.50		.35	52
October 31, 2012	9.76	.15	.80	.95	(.21)	(.19)	(.40)	— [e]	10.31	10.29	11.50		1.49	50
October 31, 2011	10.35	.07	(.26)	(.19)	(.38)	(.02)	(.40)	— [e]	9.76	(2.08)	10.50		.70	24
October 31, 2010†	10.00	(.02)	.36	.34	—	—	—	.01	10.35	3.50*	10	.30*	(.22) *	14*
Class Y
October 31, 2013	$10.35	.06	2.68	2.74	(.14)	(.48)	(.62)	— [e]	$12.47	27.90	$3,212	—	.57	52
October 31, 2012	9.80	.19	.82	1.01	(.27)	(.19)	(.46)	— [e]	10.35	10.86	972	—	1.92	50
October 31, 2011	10.38	.11	(.25)	(.14)	(.42)	(.02)	(.44)	— [e]	9.80	(1.63)	458	—	1.08	24
October 31, 2010†	10.00	.01	.36	.37	—	—	—	.01	10.38	3.80*	371	—*	.08*	14*

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  *  Not annualized.

 †  For the period March 31, 2010 (commencement of operations) to October 31, 2010.

  a   Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  b   Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  c   Expense ratios do not include expenses of the underlying funds.

  d   Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class reflect a reduction of the following amount:

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Percentage of average net assets
October 31, 2013	0.98%
October 31, 2012	1.31
October 31, 2011	3.53
October 31, 2010	10.58

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  e   Amount represents less than $0.01 per share.

40 Prospectus	Prospectus 41

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Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

42          Prospectus

Dividends plus

Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

Statement of intention

You may reduce a front-end sales charge by agreeing to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $50,000 or $100,000. Whenever you make an investment under this arrangement, you or your financial representative should notify Putnam Investor Services that a Statement of Intention is in effect.

Many of these services can be accessed online at putnam.com.

For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll free at 1-800-225-1581.

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For more information about
Putnam Global Sector Fund

The fund’s SAI and annual and semiannual reports to shareholders include additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. The fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

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File No. 811-07513 SP730 285965 2/14

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FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PPGAX	PPGBX	PPGCX	PPGMX	PPGSX	PPGYX

Putnam Global Sector Fund

A Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
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2/28/14

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund's annual report or a prospectus dated 2/28/14, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

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Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

I-1

Table of Contents

PART I
FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-16
AUDITOR AND FINANCIAL STATEMENTS	I-19

PART II
HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-10
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-18
TAXES	II-55
MANAGEMENT	II-69
DETERMINATION OF NET ASSET VALUE	II-87
INVESTOR SERVICES	II-89
SIGNATURE GUARANTEES	II-93
REDEMPTIONS	II-94
POLICY ON EXCESSIVE SHORT-TERM TRADING	II-94
SHAREHOLDER LIABILITY	II-94
DISCLOSURE OF PORTFOLIO INFORMATION	II-94
PROXY VOTING GUIDELINES AND PROCEDURES	II-96
SECURITIES RATINGS	II-97
CLAIMS - PAYING ABILITY RATINGS	II-100
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-104
APPENDIX B - FINANCIAL STATEMENTS	II-125

I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION


Putnam Global Sector Fund is a diversified series of Putnam Funds Trust , a Massachusetts business trust organized on January 22, 1996 (the "Trust") . A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.

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The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

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The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

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I-3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, the fund may not and will not:

(1) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including, without limitation, debt obligations issued by other Putnam funds), by entering into repurchase agreements or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell commodities, except as permitted by applicable law.

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry, except that the fund may invest more than 25% of its total assets in an industry to the extent that the fund's index concentrates in the securities of a particular industry or group of industries.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

I-4

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

For purposes of the fund's fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the fund's investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

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The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:


(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net asset measured as of the beginning of such 90-day period.


I-5

CHARGES AND EXPENSES


Effective October 8, 2013, the Fund and Putnam Management entered into an Interim Management Contract pursuant to which Putnam Management manages the Fund's investment portfolio and other affairs and business. The substantive terms of the Interim Management Contract, including terms relating to management fees payable to Putnam Management, are identical to the Fund's prior Management Contract dated July 1, 2013, except that the Interim Management Contract will terminate upon the earlier to occur of (i) approval by a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, of a new management contract, and (ii) March 7, 2014.

The Trustees of the fund approved the Interim Management Contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who, both directly and through holding companies, controlled a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management. Putnam Management advised the Trustees that the transfer of Mr. Desmarais' voting control of shares of Power Corporation of Canada to The Desmarais Family Residuary Trust, which occurred following his death, may have constituted an "assignment" within the meaning of the Investment Company Act of 1940, causing each of the following contracts to terminate automatically: (i) the management contract between the fund and Putnam Management (ii) the sub-management contract between Putnam Management and Putnam Investments Limited with respect to the fund and (iii) the sub-advisory contract between Putnam Management, Putnam Investments Limited and The Putnam Advisory Company, LLC with respect to the applicable funds. To address this possibility, consistent with Rule 15a-4 under the Investment Company Act of 1940, the Trustees approved the Interim Management Contract and the continuance of the sub-management and sub-advisory contracts for a period no greater than 150 days from October 8, 2013 to avoid disruption of investment advisory and other services provided to the fund.

At an in-person meeting on November 21 and 22, 2013, the Trustees unanimously approved, and recommended to the shareholders of each fund that they approve, a new management contract between each fund and Putnam Management. Shareholders of your fund will have the opportunity to vote to approve the proposed new management contract at a shareholder meeting to be held on February 27, 2014. The proposed new management contract is identical to your fund's current management contract, except for its effective date and initial term and for certain non-substantive changes. Further information regarding the proposed new management contract is included in a proxy statement filed with the Securities and Exchange Commission on December 20, 2013. The proxy statement was mailed to shareholders of record beginning on or about December 23, 2013.


Management fees

I-6


Under the Interim Management Contract, the fund does not pay a monthly management fee to Putnam Management. Putnam Management also receives management fees from the underlying funds.

For the past three fiscal years, pursuant to the management contract, the fund did not incur any fees.

Fund- specific expense limitation. Putnam Management has contractually agreed to reimburse the fund through at least February 28, 2015 for all other expenses (excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and payments under the fund’s distribution plans) and acquired fund fees and expenses. Please see “Management - The Management Contract – General expense limitation” in Part II of this SAI for a description of another expense limitation that may apply to the fund.


Brokerage commissions


The fund did not pay brokerage commissions during fiscal 2013, 2012, and 2011.


The fund placed no transactions with brokers and dealers during the most recent fiscal year in which commissions were paid to recognize research, statistical and quotation services received by Putnam Management and its affiliates.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.


The table below shows the value of each Trustee's holdings in the fund and in all of the Putnam Funds as of December 31, 2013.

	Dollar range of Putnam	Aggregate dollar range of
Name of Trustee	Global Sector Fund	shares held in all of the
	shares owned	Putnam funds overseen by
Trustee

Liaquat Ahamed	N/A	over $100,000


I-7

Ravi Akhoury	$1-$10,000	over $100,000

Barbara M. Baumann	$1-$10,000	over $100,000

Jameson A. Baxter	$10,001-$50,000	over $100,000

Charles B. Curtis	$1-$10,000	over $100,000

Robert J. Darretta	$1-$10,000	over $100,000

Katinka Domotorffy	$1-$10,000	over $100,000

John A. Hill	$1-$10,000	over $100,000

Paul L. Joskow	$1-$10,000	over $100,000

Kenneth R. Leibler	$1-$10,000	over $100,000

Robert E. Patterson	$10,001-$50,000	over $100,000

George Putnam, III	$10,001-$50,000	over $100,000

W. Thomas Stephens	$1-$10,000	over $100,000

* Robert L. Reynolds	over $100,000	over $100,000


* Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund and Putnam Management. Mr. Reynolds is deemed an "interested person" by virtue of his positions as an officer of the fund and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person."


Each independent Trustee of the fund receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the fund are Trustees of all the Putnam funds and receive fees for their services.


The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of Independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met, during your fund's most recently completed fiscal year, are shown in the table below:

Audit and Compliance Committee	12
Board Policy and Nominating Committee	6
Brokerage Committee	4

I-8

Contract Committee	10
Distributions Committee	8
Executive Committee	2
Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8
Pricing Committee	7

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2013, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2013:


I-9

COMPENSATION TABLE

		Pension or	Estimated	Total
	Aggregate	retirement	annual benefits	compensation
	compensation	benefits accrued from all	Putnam funds	from all
Trustees/Year	from the fund	as part of fund	upon	Putnam
		expenses	retirement(1)	funds(2)

Liaquat Ahamed/2012 (3)	$0	N/A	N/A	$279,000

Ravi Akhoury/2009	$0	N/A	N/A	$273,000

Barbara M. Baumann/2010(3)	$0	N/A	N/A	$285,000

Jameson A. Baxter/1994(3)(5)	$0	N/A	$110,500	$402,031

Charles B. Curtis/2001	$0	N/A	$113,900	$285,000

Robert J. Darretta/2007(3)	$0	N/A	N/A	$285,000

Katinka Domotorffy /2012 (3)	$0	N/A	N/A	$279,000

John A. Hill/1985(3)	$0	N/A	$161,700	$285,000

Paul L. Joskow/1997(3)	$0	N/A	$113,400	$290,000

Elizabeth T. Kennan/1992(4)	$0	N/A	$108,000	$151,500

Kenneth R. Leibler/2006	$0	N/A	N/A	$310,000

Robert E. Patterson/1984	$0	N/A	$106,500	$310,000

George Putnam, III/1984	$0	N/A	$130,300	$285,000

W. Thomas Stephens/1997(6)	$0	N/A	$107,100	$285,000

Robert L. Reynolds/2008(7)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.


(2) As of December 31, 2013 there were 116 funds in the Putnam family.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.

(4) Dr. Kennan retired from the Board of Trustees of the Putnam funds on June 30, 2010. Upon her retirement in 2010, Dr. Kennan became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2011. Dr. Kennan was re-appointed to the Board of Trustees of the Putnam funds effective January 1, 2012, and in connection with her re-appointment, Dr. Kennan agreed to suspend the balance of her retirement benefit payments for the duration of her service as a Trustee, which concluded with her retirement on June 30, 2013.

(5) Includes additional compensation to Ms. Baxter for service as Chair of the Trustees of the Putnam funds.

(6) Mr. Stephens retired from the Board of Trustees of the Putnam funds on March 31, 2008. Upon his retirement 2008, Mr. Stephens became entitled to receive annual

I-10

retirement benefit payments from the funds commencing on January 15, 2009. Mr. Stephens was re-appointed to the Board of Trustees of the Putnam funds effective May 14, 2009, and in connection with his re-appointment, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

(7) Mr. Reynolds is an "interested person" of the fund and Putnam Management.


Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership


At January 31, 2014, the officers and Trustees of the fund as a group owned 16.68% of the outstanding shares of class Y shares of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


I-11

	Shareholder name	Percentage
Class	and address	Owned


Class A	National Financial Services LLC	16.21%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class A	Pershing LLC	10.92%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class A	Edward D. Jones & Co	6.89%
	201 Progress Parkway
	Maryland HTS, MO 63043-3009

Class A	RBC Capital Markets, LLC	11.32%
	60 S 6th St. STE700
	Minneapolis, MN 55402-4413

Class B	National Financial Services LLC	14.90%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class B	Pershing LLC	33.77%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class B	Michelle T. Riley	9.63%
	380 Westport TPKE
	Fairfield, CT 06824-1682

Class B	Bernard N. Pine	6.43%
	7 Highland Ave.
	Manchester, MA 01944-1428

Class B	Krishna Sampath	5.22%
	1282 Turnbury Ln.
	North Wales, PA 19454-3660

Class C	Pershing LLC	16.32%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class C	Ben R. Wagner	9.49%
	1023 N. 22nd St.
	Billings, MT 59101-0849

Class C	James M. Beckwith	8.02%
	420 Bricker Lane
	Lebanon, PA 17042

Class C	Carolyn R Beckwith	8.02%
	420 Bricker Lane
	Lebanon, PA 17042

Class C	Jerry J. O’ Donnell & Susan R. O’Donnell	7.92%
	6345 Peace Pipe Dr.
	Billings, MT 59106-3680

I-12

Class C	Janice P. Anderson	5.39%
	22993 Valley High Rd
	Morrison, CO 80465

Class M	Putnam LLC	73.83%
	One Post Office Square
	Boston, MA 02109

Class M	Antoinette E. Simos	26.17%
	PO Box 92
	Nobelesville, IN 46061

Class R	Putnam LLC	93.62%
	One Post Office Square
	Boston, MA 02109

Class R	MG Trust Company Cust. FBO	6.38%
	717 17th St. STE 1300
	Denver, CO 802-3304

Class Y	Great-West Trust Company, LLC – The Putnam	21.21%
	Retirement Plan
	8515 E Orchard Rd. 2T2
	Greenwood Village, CO 80111-5002

Class Y	Robert L. Reynolds	7.36%
	153 Garfield Road
	Concord, MA 01742

Class Y	Aaron Cooper and Emily G Cooper	5.47%
	31 Winthrop Rd
	Lexington, MA 02421

Class Y	Raymond James	53.85%
	House Acct Firm 92500015
	Attn: Courtney Waller
	880 Carillon Pkwy
	St. Petersburg, FL 33716-1100


Distribution fees


During fiscal 2013, the fund paid the following 12b-1 fees to Putnam Retail Management:


Class A	Class B	Class C	Class M	Class R
$3,957	$1,640	$2,535	$117	$64
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I-13

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

		Sales
		charges
		retained
		by Putnam
	Total	Retail	Contingent
	front-end	Management after	deferred
	sales	dealer	sales
Fiscal year	charges	concessions	charges
2013	$13,196	$2,117	$0
2012	$8,658	$1,435	$0
2011	$16,985	$2,896	$0

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

Contingent
deferred
sales
Fiscal year	charges
2013	$96
2012	$44
2011	$245

I-14

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Contingent
deferred
sales
Fiscal year	charges
2013	$61
2012	$0
2011	$0

Class M sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

		Sales charges
		retained by
	Total	Putnam Retail
	front-end	Management	Contingent
	sales	after dealer	deferred
Fiscal year	charges	concessions	sales charges
2013	$85	$13	$0
2012	$39	$6	$0
2011	$15	$2	$0

I-15

Investor servicing fees

The fund does not pay a fee to Putnam Investor Services, Inc. for investor servicing.



PORTFOLIO MANAGERS

Other accounts managed


The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio manager managed as of the fund's most recent fiscal year-end. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.


					Other accounts (including
					separate accounts,
					managed account
					programs and
	Other SEC-registered		Other accounts that pool		single-sponsor defined
Portfolio	open-end and closed-end		assets from more than		contribution plan
managers	funds		one client		offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets


Aaron Cooper	4	$327,600,000	0	0	1	$5,300,000

Sheba Alexander	3	$326,400,000	0	0	0	0

Isabel Buccellati	2	$1,392,700,000	0	0	1	$2,800,000

Jacquelyn	2	$34,200,000	0	0	1	$100,000
Cavanaugh

Kelsey Chen	4	$1,469,300,000	0	0	1	$100,000

Steven Curbow	4	$426,500,000	0	0	0	0

Christopher	3	$341,900,000	0	0	1	$200,000
Eitzmann

Vivek Gandhi	1	$23,900,000	0	0	1	$93,200,000

Brian Hertzog	2	$32,800,000	0	0	1	$100,000

Greg Kelly	2	$30,400,000	0	0	0	0

David Morgan	2	$25,500,000	0	0	1	$800,000

Ferat Ongoren	4	$102,900,000	0	0	1	$100,000

Nathaniel Salter	1	$21,200,000	0	0	1	$100,000

Walter Scully	6	$6,030,400,000	0	0	4	$415,700,000

Di Yao	1	$14,100,000	0	0	1	$100,000

I-16

See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.


Compensation of portfolio managers

Putnam's goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund's pre-tax return relative to its MSCI World Index benchmark.

Ownership of securities


The dollar range of shares of the fund owned by each portfolio manager at the end of the fund's last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

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Portfolio manager(s)	Dollar range of shares owned
Aaron Cooper	$100,001-$500,000
Sheba Alexander	$0
Isabel Buccellati	$0
Jacquelyn Cavanaugh	$0
Kelsey Chen	$0
Steven Curbow	$0
Christopher Eitzmann	$0
Vivek Gandhi	$0
Brian Hertzog	$1-$10,000
Greg Kelly	$0
David Morgan	$0
Ferat Ongoren	$0
Nathaniel Salter	$0
Walter Scully	$0
Di Yao	$0

AUDITOR AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the fund's independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the fund's Annual Report for the fund's most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

During your fund's most recent fiscal year, between July 18, 2013 and December 16, 2013, a non-U.S. member firm in PwC's global network of firms had an investment in certain non-U.S. funds that became affiliated with Putnam Investments as a result of the acquisition of the funds' advisor by Putnam's parent company, Great-West Lifeco Inc. The investment consisted of pension plan assets for the benefit of the member firm's personnel. The investment is inconsistent with the requirements of the Securities and Exchange Commission's auditor independence rules, which require an auditor to be

I-18

independent for the entire year under audit. Your fund has been informed by PwC that this investment was no longer held by the plans as of December 16, 2013. During the period between the acquisition noted above and the disposition of the investment, none of the member firm's personnel was on the PwC audit team for your fund, and none of the members of the audit team participated in the member firm's pension plans. Based on its knowledge of the facts and its experience with PwC, the Audit and Compliance Committee of your fund's Board of Trustees concluded that the investment by the PwC member firm would not affect PwC's ability to render an objective audit opinion to your fund. Based on this conclusion and consideration of the potential risks that the disruption of a change of auditor could present, the Audit and Compliance Committee determined that PwC should continue to act as auditor for your Fund.

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I-19

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services, Inc., the funds’ investor servicing agent (“Putnam Investor Services”), at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined retirement plans (including, for example, 401(k) plans, employer-sponsored 403(b) plans, and 457 plans) should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

The fund generally does not accept new accounts from residents of the European Union or Switzerland. The fund generally does not accept new accounts from other non-U.S. persons, provided, however, that a fund may accept investments from certain non-U.S. persons who are the spouses of U.S. military or diplomatic personnel stationed overseas. Class M shares of Putnam Diversified Income Trust, Putnam Europe Equity Fund, Putnam Global Income Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, and Putnam U.S. Government Income Trust are available for public offering in Japan through certain Japanese registered broker-dealers with whom Putnam Retail Management Limited Partnership has an agreement.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “NYSE”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employer-sponsored benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

February 28, 2014	II-1

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of any Putnam fund the shareholder is eligible to invest in under the shareholder's account as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described

February 28, 2014	II-2

above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

February 28, 2014	II-3

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For funds in the Retirement Income Lifestyle suite, taxable Income Funds and Tax-Exempt Funds (except for Money Market Funds, Putnam Short-Term Municipal Income Fund, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Short-Term Municipal Income Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

February 28, 2014	II-4

*The funds will not accept purchase orders for class M shares (other than by employer-sponsored benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by employer-sponsored benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of class A and class T shares without an initial sales charge. Class A shares of any Putnam fund (other than Putnam Short Duration Income Fund, Putnam Tax Exempt Money Market Fund, and Putnam Money Market Fund) purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. Class A shares of Putnam Short Duration Income Fund and Putnam Tax Exempt Money Market Fund and class A and class T shares of Putnam Money Market Fund purchased by retail investors by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares.

February 28, 2014	II-5

Class M CDSC and dealer commission
All Growth, Blend, Value, Global Sector and Asset
Allocation Funds (excluding funds in the Retirement Income
Lifestyle suite), Putnam Absolute Return 500 Fund and	0.65%
Putnam Absolute Return 700 Fund:

All taxable Income funds (except Putnam Floating Rate
Income Fund and Putnam Money Market Fund) and funds in	0.40%
the Retirement Income Lifestyle suite:

Putnam Absolute Return 100 Fund, Putnam Absolute Return
300 Fund and Putnam Floating Rate Income Fund:	0.30%

Putnam Money Market Fund and Putnam Short Duration	0.15%
Income Fund

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund and Putnam Short-Term Municipal Income Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date, and for Multi-Cap Value Fund, on or around the end of the month five years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus assumes conversion to class A shares after the applicable period described in the fund’s prospectus.

Sales without sales charges, contingent deferred sales charges or short-term trading fees

February 28, 2014	II-6

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employer-sponsored benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vi) clients of (i) broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund “supermarket” or retail self directed brokerage account with or without the imposition of a transaction fee; and

(vii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”).

(viii) Shareholders reinvesting the proceeds from a Putnam Corporate IRA Plan distribution into a non-retirement plan account.

In the case of paragraph (i) and (viii) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying a sales charge.

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding

February 28, 2014	II-7

companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

February 28, 2014	II-8

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employer-sponsored benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

February 28, 2014	II-9

Shares owned by a plan participant as part of an employer-sponsored benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Putnam Retail Management from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No

February 28, 2014	II-10

sales charge adjustment will be made unless and until the investor's dealer returns to Putnam Retail Management any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employer-sponsored benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain employer-sponsored benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employer-sponsored benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

February 28, 2014	II-11

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. No payments are made during the first year after purchase on shares purchased at net asset value by shareholders that invest at least $1 million, or, in the case of dealers of record for an employer-sponsored benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission.

Rate*	Fund
0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

February 28, 2014	II-12

Rate*	Fund
0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

February 28, 2014	II-13

Rate	Fund
0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shares were initially purchased without a CDSC, except that payments for Putnam Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

Rate	Fund
1.00%	All funds currently making payments under a class C
distribution plan, except for those listed below

0.50%	Putnam Money Market Fund
Putnam Short Duration Income Fund

February 28, 2014	II-14

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs.

Rate	Fund
0.65%	All Growth, Blend, Value, Global Sector and Asset
Allocation Funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All Income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Money Market Fund,
Putnam Short-Term Municipal Income Fund and
Putnam Short Duration Income Fund) and funds in the
Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund, Putnam Short-Term Municipal
Income Fund and Putnam Floating Rate Income Fund

0.15%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all Growth, Blend, Value, Global Sector and Asset Allocation Funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all Income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Short-Term Municipal Income Fund, Putnam Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund
0.50%	All funds currently making payments under a class R
distribution plan

February 28, 2014	II-15

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund
0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

February 28, 2014	II-16

The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2013:

American Portfolios Financial Services, Inc.	MetLife Securities, Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley Smith Barney LLC

AXA Advisors, LLC	National Financial Services, LLC

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	M&T Securities, Inc.

CCO Investment Services Corp.	Merrill Lynch, Pierce, Fenner & Smith, Inc.

Cambridge Investment Research, Inc.	New England Securities Corporation

Cetera Advisors, LLC	NFP Securities, Inc.

Cetera Advisors Networks, LLC	Northwestern Mutual Investment Services, LLC

Cetera Financial Specialists, LLC	Oppenheimer & Co. Inc.

Cetera Investment Services, LLC	Prim Securities, Incorporated

Commonwealth Equity Services	Raymond James & Associates, Inc.

CUNA Brokerage Services, Inc.	Raymond James Financial Services, Inc.

CUSO Financial Services, L.P.	RBC Capital Markets, LLC

First Allied Securities, Inc.	Royal Alliance Associates

FSC Securities Corporation	Sagepoint Financial, Inc.

Great-West Life & Annuity Insurance Company	Santander Securities, LLC

HD Vest Investment Securities, Inc.	Securities America Financial Corporation, Inc.

ING Financial Partners	SII Investments

Independent Financial Group, LLC	Stifel, Nicolaus & Company, Incorporated

Investacorp, Inc.	SunTrust Investment Services, Inc.

INVEST Financial Corporation	TD Ameritrade, Inc.

Investment Centers of America, Inc.	TD Ameritrade Clearing, Inc.

Janney Montgomery Scott LLC	Triad Advisors, Inc.

J.P. Morgan Securities, LLC	Tower Square Securities, Inc.

Lincoln Financial Advisors Corp.	U.S. Bancorp Investments, Inc.

Lincoln Financial Securities Corporation	UBS Financial Services Inc.

Lincoln Investment Planning, Inc.	Walnut Street Securities, Inc.

LPL Financial LLC	Wells Fargo Advisors, LLC

MMC Securities Corp.	Woodbury Financial Services, Inc.

Additional dealers may receive marketing support payments in 2014 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2013 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual

February 28, 2014	II-17

payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2013:

ADP Broker-Dealer, Inc.	MidAtlantic Capital Corporation

Ascensus, Inc.	Milliman, Inc.

Benefit Plans Administrators	Morgan Stanley Smith Barney LLC

Charles Schwab & Co., Inc.	MSCS Financial Services, LLC

Charles Schwab Bank	National Financial Services LLC

City National Bank	Nationwide Investment Services Corporation

Correll Co.	Nationwide Life Insurance Company

CPI Qualified Plan Consultants, Inc.	Newport Retirement Services, Inc.

DailyAccess Corporation	NYLIFE Distributors LLC

Digital Retirement Solutions	Paychex Securities Corporation

Dyatech, LLC	Pershing LLC

ExpertPlan, Inc.	Plan Administrators, Inc.

Fidelity Investments Institutional Operations Company, Inc.	Principal Life Insurance Co.

Genworth Life and Annuity Insurance Co.	Raymond James & Associates, Inc.

Genworth Life Insurance Co of New York	Raymond James Financial Services, Inc.

Great-West Life & Annuity Insurance Company	Reliance Trust Company

GWFS Equities, Inc.	Standard Retirement Services, Inc.

Hartford Life Insurance Company	Teachers Insurance and Annuity Association of America

Hartford Securities Distribution Company, Inc.	TD Ameritrade Trust Company

Hewitt Associates LLC	The Prudential Insurance Company of America

ING Life Insurance and Annuity Company	The Vanguard Group Inc.

ING Institutional Plan Services, LLC	Transamerica Advisors Life Insurance Company

July Business Services	Transamerica Advisors Life Insurance Company of New York

J.P. Morgan Retirement Plan Services LLC	Trust Company of America

Lincoln Retirement Services Company, LLC	VALIC Retirement Services Company

Massachusetts Mutual Life Insurance Co.	Wells Fargo Bank, N.A.

Mercer HR Services LLC	Wilmington Trust Retirement & Institutional Services Co.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive program servicing payments in 2014 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2013 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enables Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment

February 28, 2014	II-18

events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from Putnam Investor Services or its affiliates in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. The amount paid for these services varies depending on the share class selected and by dealer, and may also take into account the extent to which the services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. With respect to assets attributable to class A, class B, class C, class M, class R, class T, and class Y shares, these payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. There are no such payments in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

February 28, 2014	II-19

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short Sales

Inflation-Protected Securities	Short-Term Trading

Initial Public Offerings (IPOs)	Special Purpose Acquisition Companies

Interfund Borrowing and Lending	Structured Investments

Inverse Floaters	Swap Agreements

Investment Ratings	Tax-exempt Securities

Legal and Regulatory Risk Relating to Investment Strategy	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Alternative Investment Strategies

At times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may take temporary defensive positions that are mainly designed to limit losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may

February 28, 2014	II-20

be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described in this SAI with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being

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considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the Securities and Exchange Commission (the “SEC”) or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the

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fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund, Putnam Money Market Liquidity Fund and Putnam Short-Term Investment Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders. The fund’s use of commodity-linked derivatives can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code), as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange-Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining

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unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the

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value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund

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the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit

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based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency,

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confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits on the types of companies in which foreigners may invest (e.g., limits on investment in certain industries). Some countries also limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms or rights or preferences than securities of the issuer available for purchase by domestic parties, or may directly limit foreign investors’ rights (such as voting rights). Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Foreign laws may also impact the availability of derivatives or hedging techniques relating to a foreign country’s government securities. In each of these situations, the funds’ ability to invest significantly in desired issuers, or the terms of such investments, could be negatively impacted as a result of the relevant legal restriction.

For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume

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and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. This limitation may not apply where the fund purchases an option, which is to be settled in cash, to sell a TBA sale commitment. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current

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sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

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Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

Putnam Diversified Income Trust is a commodity pool under the Commodity Exchange Act (the “CEA”) and Putnam Management is registered as a “commodity pool operator” under the CEA with respect to this fund. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to Putnam Diversified Income Trust and compliance with the CFTC’s regulatory requirements could increase fund expenses, adversely affecting the fund's total return.

Each Putnam fund other than Putnam Diversified Income Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, neither these funds nor Putnam Management (with respect to these funds) are subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by Putnam Management's intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

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For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the

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index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the

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principal or stated amount payable at maturity, redemption or retirement is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or pays interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid

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instruments may reduce demand for such instruments. Tax considerations may also limit the extent of the fund’s investments in certain hybrid instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings

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The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund and Putnam Short-Term Investment Fund are the only Putnam funds expected to make their uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

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The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. The regulatory environment for private funds is evolving, and changes in the regulation of private funds may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market

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emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by the fund, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. In addition, the SEC recently proposed additional restrictions on short sales, which could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the fund to execute certain investment strategies.

Recently enacted federal legislation requires the adoption of regulations that will require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements will apply to loan participations, syndicated loans, and loan assignments. Investors, such as the fund, that seek or hold investments in loans could be adversely affected by the regulation.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

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Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various

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government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

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Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. If rates increase due to a reset, the risk of default by underlying borrowers may increase. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective

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maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call

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option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before

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the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

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The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

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While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income

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tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

Each fund may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales and to investments by a money market fund and Putnam Short Term Investment Fund. Money market funds and Putnam Short Term Investment Fund may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets subject to an agreement by the fund to repurchase the same assets at an agreed upon price and date. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of

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proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment

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company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

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Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

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Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). A total return swap may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the fund does not own or take physical custody of such asset or invest directly in such market.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation

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to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

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The amount of information about the financial condition of an issuer of Tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a

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market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt Securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt Securities. The money market funds may also invest in Tax-exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt Securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt Securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt Securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio. Downgrades of

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Tax-exempt Securities held by a money market fund may require the fund to sell such securities, potentially at a loss.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-exempt Securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt Securities. Further proposals limiting the issuance of Tax-exempt Securities may well be introduced in the future. If it appeared that the availability of Tax-exempt Securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time

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during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its

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business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals. In addition, the fund

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could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company may also elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, provided it is not treated as a “personal holding company” for federal income tax purposes, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy.

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Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in and taxed at the reduced rates applicable to a shareholder’s net capital gain. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

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In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. In some cases, the fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that the fund reports as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends each year in a written statement furnished to shareholders. In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. A non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year;

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otherwise, the amount so qualifying will be scaled back in proportion to distributions. The excess amount will generally be treated as a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in Tax-exempt Securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

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If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

If at the close of each quarter of the tax year at least 50% of the fund’s total assets consists of interests in underlying funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.

Derivatives, hedging and related transactions; certain exposure to commodities. In general, option premiums received by the fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

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In addition to the special rules described above in respect of options and futures transactions, the fund’s derivative transactions, including transactions in options, futures contracts, straddles, securities loan and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

A fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Certain of the fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the fund’s book income is less

February 28, 2014	II-63

than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax. In the alternative, if the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts qualifying as such under Subchapter M (“REITs”), such investments may require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund’s investment in REIT equity securities may at other times result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS in the fall of 2006 and Treasury regulations that have not yet been issued, but apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in the fall of 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or

February 28, 2014	II-64

instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the fund.

Return of capital distributions. If the fund makes a distribution in and with respect to any taxable year to a shareholder in excess of the fund’s current and accumulated “earnings and profits,” the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the fund’s income (and required to be distributed by the fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price) or OID. The fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

February 28, 2014	II-65

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than if the fund had not held such securities.

Securities purchased at a premium. Very generally, where the fund purchases a bond at a price that exceeds the redemption price at maturity (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the fund makes an election applicable to all such bond funds it purchases, which election is irrevocable without consent of the IRS, the fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require the fund to reduce its tax basis by the amount of amortized premium.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default, present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. If the fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset long-term capital gains. The fund must use any post 2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in this Part II of the SAI or incorporated by reference into this SAI.

Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without

February 28, 2014	II-66

protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the fund indirectly invests in PFICs by virtue of the fund’s investments in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances.

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the fund to offset income or gains earned in subsequent taxable years.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after

February 28, 2014	II-67

December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.

Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is currently 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

February 28, 2014	II-68

However, effective for distributions with respect to taxable years of the fund beginning before January 1, 2014, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions have expired for distributions with respect to taxable years of the fund beginning on or after January 1, 2014. It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, and what the terms of such an extension would be, including whether such extension would have retroactive effect.

The fact that the fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends, unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other reporting and withholding requirements. The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA as described more fully below. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on dividends (other than exempt-interest dividends), including Capital Gain Dividends, and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends), beginning as early as July 1, 2014.

February 28, 2014	II-69

Payments to a shareholder will generally not be subject to FATCA withholding, provided the shareholder provides the Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed compliant FFI,” or (iii) be covered by an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA and improve international tax compliance. In any of these cases, the investing FFI generally will be required to provide the Fund with appropriate identifiers, certifications or documentation concerning its status.

The Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Liaquat Ahamed (Born	Author; won Pulitzer	Trustee of the Brookings Institution and Chair of its
1952), Trustee since 2012	Prize for Lords of	Investment Committee. Mr. Ahamed is also a
	Finance: The Bankers	director of the Rohatyn Group, an emerging-market
	Who Broke the World.	fund complex that manages money for institutions.
	Director of Aspen	Mr. Ahamed has 25 years experience in the
	Insurance Co., a New	management of fixed income portfolios and was
	York Stock Exchange	previously the Chief Executive Officer of Fischer
	company and Chair of	Francis Trees & Watts, Inc., a fixed-income
	the Aspen Board’s	investment management subsidiary of BNP Paribas.
	Investment Committee.	Mr. Ahamed holds a B.A. in economics from Trinity
College, Cambridge University and an M.A. in
economics from Harvard University.

February 28, 2014	II-70

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Ravi Akhoury (Born 1947),	Served as Chairman and	Director of RAGE Frameworks, Inc. and English
Trustee since 2009	CEO of MacKay Shields	Helper, Inc. (each a private software company). Mr.
	(a multi-product	Akhoury previously served as Director of Jacob
	investment management	Ballas Capital India (a non-banking finance company
	firm with AUM over $40	focused on private equity advisory services) and a
	billion) from 1992 to	member of its Compensation Committee. He also
	2007.	served as Director and on the Compensation
Committee of MaxIndia/New York Life Insurance
Company in India. Mr. Akhoury is also a Trustee of
the Rubin Museum, serving on the Investment
Committee, and of American India Foundation. Mr.
Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income portfolio management
firm). He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.


February 28, 2014	II-71

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Barbara M. Baumann (Born	President of Cross Creek	Director of Devon Energy Corporation (a leading
1955), Trustee since 2010	Energy Corporation, a	independent and natural gas and oil exploration and
	strategic consultant to	product company), SM Energy Company (a publicly
	domestic energy firms	held U.S. exploration and production company) and
	and direct investor in	UNS Energy Corporation (a publicly held electric
	energy projects.	and gas utility in Arizona). She is Director of Cody
Resources Management, a private company in the
energy and ranching businesses. She is a Trustee of
Mount Holyoke College. She serves on the board of
The Denver Foundation, is a former Chair of the
Board, and a current Board member, of Girls Inc. of
Metro Denver, and serves on the Finance Committee
of the Children’s Hospital of Colorado. Until May
2012, Ms. Baumann was a Director of CVR Energy,
Inc. (a publicly held petroleum refiner and fertilizer
manufacturer). Prior to 2003, she was Executive
Vice President of Associated Energy Managers, LLC
(a domestic private equity firm). From 1981 until
2000 she held a variety of financial and operational
management positions with the global energy
company Amoco Corporation and its successor, BP.
Ms. Baumann holds a B.A. from Mount Holyoke
College and an MBA from The Wharton School of
the University of Pennsylvania.

Jameson A. Baxter (Born	President of Baxter	Chair of the Mutual Fund Directors Forum; Director
1943), Trustee since 1994,	Associates, Inc., (a	of the Adirondack Land Trust; and Trustee of the The
Vice Chair from 2005 to 2011	private investment firm).	Nature Conservancy’s Adirondack Chapter. Until
and Chair since 2011		2011, Ms. Baxter was a Director of ASHTA
Chemicals Inc. Until 2007, Ms. Baxter was a
Director of Banta Corporation (a printing and supply
chain management company), Ryerson, Inc. (a
metals service company) and Advocate Health Care.
She has also served as a director on a number of other
boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

February 28, 2014	II-72

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	U.S. State Department International Security
	International Studies,	Advisory Board. Mr. Curtis also serves as a Director
	and President Emeritus	of Southern California Edison (a regulated electric
	of the Nuclear Threat	utility) and its parent company, Edison International.
	Initiative (a private	Mr. Curtis is an attorney with over 15 years in private
	foundation dealing with	practice and 19 years in various positions in public
	national security issues).	service, including service at the Department of
	Previously, President and	Treasury, the U.S. House of Representatives, the
	Chief Operating Officer,	Securities and Exchange Commission, the Federal
	Nuclear Threat Initiative.	Energy Regulatory Commission and the Department
of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group. From	diversified health care conglomerate). Mr. Darretta
	2009-2012, Mr. Darretta	received a B.S. in Economics from Villanova
	served as the Health Care	University.
Industry Advisor to
Permira, (a global private
equity firm). Prior to
2007, Mr. Darretta was
the Chief Financial
Officer of Johnson &
Johnson.

Katinka Domotorffy (Born	Voting member of the	Vice Chair of Reach Out and Read of Greater New
1975), Trustee since 2012	Investment Committee	York, an organization dedicated to promoting
	of the Anne Ray	childhood literacy. Ms. Domotorffy holds a BSc in
	Charitable Trust, part of	Economics from the University of Pennsylvania and
	the Margaret A. Cargill	an MSc in Accounting and Finance from the London
	Philanthropies. Prior to	School of Economics.
2012, Ms. Domotorffy
was Partner, Chief
Investment Officer, and
Global Head of
Quantitative Investment
Strategies at Goldman
Sachs Asset
Management

February 28, 2014	II-73

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in the	of the Advisory Board of the Millstein Center for
	diversified world-wide	Global Markets and Corporate Ownership at the
	energy industry).	Columbia University Law School. Mr. Hill received
a B.A in Economics from Southern Methodist
University and pursued graduate studies as a
Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred P.	Trustee of Yale University; a Director of
Trustee since 1997	Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission, oil pipelines,
	focused primarily on	and power services) and of Exelon Corporation (an
	research and education	energy company focused on power services); and a
	on issues related to	Member of the Board of Overseers of the Boston
	science, technology and	Symphony Orchestra. Prior to August 2007, he
	economic performance).	served as a Director of National Grid (a U.K.-based
	He is the Elizabeth and	holding company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,
	at the Massachusetts	2006, he served as President of the Yale University
	Institute of Technology	Council. Prior to February 2005, he served on the
	(“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center for	February 2002, he was a Director of State Farm
	Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. from Yale University and a B.A. from
Cornell University.

February 28, 2014	II-74

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a Director
	derivatives securities).	of ISO New England (the organization responsible
	He currently serves on	for the operation of the electric generation system in
	the Board of Trustees of	the New England states). Prior to 2000, he was a
	Beth Israel Deaconess	Director of the Investment Company Institute in
	Hospital in Boston and as	Washington, D.C. Prior to January 2005, Mr. Leibler
	a Director of Northeast	served as Chairman and Chief Executive Officer of
	Utilities, which operates	the Boston Stock Exchange. Prior to January 2000,
	New England’s largest	he served as President and Chief Executive Officer of
	energy delivery system.	Liberty Financial Companies (a publicly traded
diversified asset management organization). Prior to
June 1990, he served as President and Chief
Operating Officer of the American Stock Exchange
(AMEX). Prior to serving as AMEX President, he
held the position of Chief Financial Officer, and
headed its management and marketing operations.
Mr. Leibler graduated with a B.A in Economics from
Syracuse University.

Robert E. Patterson (Born	Co-Chairman of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, Inc. (a private	Trustee of the Joslin Diabetes Center. Prior to
	equity firm investing in	December 2001, Mr. Patterson served as the
	commercial real estate)	President and as a Trustee of Cabot Industrial Trust
	and Chairman of the	(a publicly-traded real estate investment trust). He
	Investment Committee	has also served as a Trustee of the Sea Education
	of Cabot Properties.	Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered investment
adviser involved in institutional real estate
investments). Prior to 1990, he served as Executive
Vice President of Cabot, Cabot & Forbes Realty
Advisers, Inc. (the predecessor company of Cabot
Partners). Mr. Patterson practiced law and held
various positions in state government, and was the
founding Executive Director of the Massachusetts
Industrial Finance Agency. Mr. Patterson is a
graduate of Harvard College and Harvard Law
School.

February 28, 2014	II-75

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was a
	other research services)	Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
1997-2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of paper
	Officer of Boise	and packaging products). Until 2004, Mr. Stephens
	Cascade, LLC (a paper,	was a Director of Xcel Energy Incorporated (a public
	forest product and	utility company), Qwest Communications and
	timberland assets	Norske Canada, Inc. (a paper manufacturer). Until
	company).	2003, Mr. Stephens was a Director of Mail-Well, Inc.
(a diversified printing company). Prior to July 2001,
Mr. Stephens was Chairman of Mail-Well. Mr.
Stephens holds B.S. and M.S. degrees from the
University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, and Boston
	Member of Putnam	Chamber of Commerce. He is a member of the Chief
	Investments’ Board of	Executives Club of Boston, the National
	Directors. Prior to	Innovation Initiative, and the Council on
	joining Putnam	Competitiveness, and he is a former President of the
	Investments in 2008, Mr.	Commercial Club of Boston. Prior to 2008, he
	Reynolds was Vice	served as a Director of FMR Corporation, Fidelity
	Chairman and Chief	Investments Insurance Ltd., Fidelity Investments
	Operating Officer of	Canada Ltd., and Fidelity Management Trust
	Fidelity Investments	Company and as a Trustee of the Fidelity Family of
	from 2000 to 2007.	Funds. Mr. Reynolds received a B.S. in Business
Administration with a major in Finance from West
Virginia University.

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2013, there were 116 Putnam Funds.

February 28, 2014	II-76

2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Mses. Baumann and Domotorffy and Mr. Ahamed, were most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. Ms. Domotorffy and Mr. Ahamed were elected to the Board of Trustees by the Independent Trustees effective September 13, 2012. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Ravi Akhoury -- Mr. Akhoury's experience as Chairman and Chief Executive Officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of three NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chair of the Mutual Fund Directors Forum.

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

February 28, 2014	II-77

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the board of a major NYSE health products company.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

John A. Hill -- Mr. Hill's experience as founder and chairman of an open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the United States.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as Chief Executive Officer of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and Chief Executive Officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens's extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’s extensive experience as a senior executive of one of the largest mutual fund organizations in the United States and his current role as President and Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer and Compliance Liaison, The Putnam Funds.
Executive Officer, and Compliance
Liaison

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal Financial		Putnam Management.
Officer

February 28, 2014	II-78

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments, Putnam
Vice President and Chief Legal		Management and Putnam Retail Management.
Officer

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management.

Michael J. Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President, Treasurer and Clerk		Senior Financial Analyst, Old Mutual Asset
Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Principal Accounting		Investments and Putnam Management.
Officer, and Assistant Treasurer

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services, Putnam
Vice President and Assistant		Management.
Treasurer

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Director of Proxy Voting and
Vice President, Director of Proxy		Corporate Governance, Assistant Clerk and
Voting and Corporate Governance,		Associate Treasurer, The Putnam Funds.
Assistant Clerk, and Associate
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

Board Leadership Structure. Currently, 13 of the 14 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent

February 28, 2014	II-79

Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the NYSE. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Mses. Baumann and Domotorffy.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or

February 28, 2014	II-80

Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Baxter, and Messrs. Ahamed, Akhoury, Patterson, Putnam and Stephens.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Patterson (Chairperson), Ahamed, Akhoury, Putnam and Stephens, Dr. Joskow and Ms. Baxter.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mses. Baumann (Chairperson) and Domotorffy and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Leibler, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Putnam (Chairperson), Ahamed, Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann. Investment Oversight Committee B currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, and Mses. Baxter and Domotorffy.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by

February 28, 2014	II-81

Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Mses. Baumann and Domotorffy.

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. As described in “Charges and Expenses –Management Fees,” Putnam Management is currently providing services under the Management Contract on an interim basis. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management

February 28, 2014	II-82

may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2014, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, excluding brokerage, interest, taxes, investment-related expenses, extraordinary expenses, any upward or downward adjustments to a fund’s base management fee, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the

February 28, 2014	II-83

foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

As described above in “Charges and Expenses – Management Fees,” PIL is currently providing services (if so disclosed in the fund’s prospectus) under the sub-management contract on an interim basis.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, by PIL pursuant to a sub-advisory contract among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be,

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may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

As described above in “Charges and Expenses – Management Fees,” PAC is currently providing services (if so disclosed in the fund’s prospectus) under the sub-advisory contract on an interim basis.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

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• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

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Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on investment objectives or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate

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“soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

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Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. The fee paid to Putnam Investor Services with respect to assets attributable to class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares. Through at least June 30, 2014, investor servicing fees for each fund will not exceed an annual rate of 0.320% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial

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intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the headings “Distribution Plans – Additional Dealer Payments.”

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans - Additional Dealer Payments.”

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

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Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the NYSE, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

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The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through an employer-sponsored defined retirement plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase

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additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity,

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shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581. Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of employer-sponsored retirement plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state, that the class A shares are no longer subject to a CDSC and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

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Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to a same-fund exchange. In addition, for federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which a shareholder may hold shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment

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will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in Tax-exempt Securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

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REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

POLICY ON EXCESSIVE SHORT-TERM TRADING

As disclosed in the prospectus of each fund other than Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund, Putnam Money Market Liquidity Fund and Putnam Short Duration Income Fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Putnam Management’s Compliance Department currently uses multiple reporting tools in an attempt to detect short-term trading activity occurring in shareholder accounts. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions, as defined in the prospectus, above a specified dollar amount within a specified period of time. Generally, if an investor has been identified as having completed two “round trip” transactions with values of at least $25,000 within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. To the extent that short-term trading activity continues, additional measures may be taken. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam

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Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

For Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

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The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including Putnam Investor Services and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer and filing agent (McMunn Associates, Inc., Newsfile Corp.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available on the Putnam Individual Investor website,

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www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

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A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

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Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

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Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

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AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS

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The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Voting Director’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Director of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Voting Director and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Voting Director, in consultation with a senior member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

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The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

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Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

• the board does not have a majority of independent directors,

• the board has not established independent nominating, audit, and compensation committees,

• the board has more than 19 members or fewer than five members, absent special circumstances,

• the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

• the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

• who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

• who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

• of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

• who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

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Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director.

Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

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Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

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- the amount per employee under the plan is unlimited, or

- the plan’s performance criteria is undisclosed, or

- the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

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Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests

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of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

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Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

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Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Voting Director’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

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The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

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II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

• the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and

• applicable state law does not otherwise provide shareholders with the right to call special meetings.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

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► The funds will vote for shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

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• the company undergoes a change in control, and

• the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

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► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: The funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even

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without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

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Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

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China, India, Indonesia, Philippines, Taiwan and Thailand

► The funds will withhold votes from the entire board of directors if

• fewer than one-third of the directors are independent directors, or

• the board has not established audit, compensation and nominating committees each composed of a majority of independent directors.

Commentary: Whether a director is considered “independent” or not will be determined by reference to local corporate law or listing standards.

Europe ex-United Kingdom

► The funds will withhold votes from the entire board of directors if

• the board has not established audit and compensation committees each composed of a majority of independent, non-executive directors, or

• the board has not established a nominating committee composed of a majority of independent directors.

Commentary: An “independent director” under the European Commission’s guidelines is one who is free of any business, family or other relationship, with the company, its controlling shareholder or the management of either, that creates a conflict of interest such as to impair his judgment. A “non-executive director” is one who is not engaged in the daily management of the company.

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Germany

► For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members

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of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

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Hong Kong

► The funds will withhold votes from the entire board of directors if

• fewer than one-third of the directors are independent directors, or

• the board has not established audit, compensation and nominating committees each with at least a majority of its members being independent directors, or

• the chair of the audit, compensation or nominating committee is not an independent director.

Commentary. For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Rules Governing the Listing of Securities on the Stock Exchange of Hong Kong Limited Section 3.13.

Italy

► The funds will withhold votes from any director not identified in the proxy materials.

Commentary: In Italy, companies have the right to nominate co-opted directors for election to the board at the next annual general meeting, but do not have to indicate, until the day of the annual meeting, whether or not they are nominating a co-opted director for election. When a company does not explicitly state in its proxy materials that co-opted directors are standing for election, shareholders will not know for sure who the board nominees are until the actual meeting occurs. The funds will withhold support from any such co-opted director on the grounds that there was insufficient information for evaluation before the meeting.

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Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

• the board does not have a majority of outside directors,

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• the board has not established nominating and compensation committees composed of a majority of outside directors, or

• the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

• fewer than half of the directors are outside directors,

• the board has not established a nominating committee with at least half of the members being outside directors, or

• the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

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► The funds will vote withhold votes from nominees to the audit committee if the board has not established an audit committee composed of (or proposed to be composed of) at least three members, and of which at least two-thirds of its members are (or will be) outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair the performance his or her duties impartially with respect to the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Malaysia

► The funds will withhold votes from the entire board of directors if

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• in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, less than a majority of the directors are independent directors,

• the board has not established audit and nominating committees with at least a majority of the members being independent directors and all of the members being non-executive directors, or

• the board has not established a compensation committee with at least a majority of the members being non-executive directors.

Commentary. For purposes of these guidelines, an “independent director” is a director who has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply the standards included in the Malaysia Code of Corporate Governance, Commentary to Recommendation 3.1. A “non-executive director” is a director who does not take on primary responsibility for leadership of the company.

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Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

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Singapore

► The funds will withhold votes from the entire board of directors if

• in the case of a board with an independent director serving as chair, fewer than one-third of the directors are independent directors; or, in the case of a board not chaired by an independent director, fewer than half of the directors are independent directors,

• the board has not established audit and compensation committees, each with an independent director serving as chair, with at least a majority of the members being independent directors, and with all of the directors being non-executive directors, or

• the board has not established a nominating committee, with an independent director serving as chair, and with at least a majority of the members being independent directors.

Commentary: For purposes of these guidelines, an “independent director” is a director that has no material, financial or other current relationships with the company. In determining whether a director is independent, the funds will apply

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the standards included in the Singapore Code of Corporate Governance, Guideline 2.3. A “non-executive director” is a director who is not employed with the company.

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United Kingdom

► The funds will withhold votes from the entire board of directors if

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• fewer than half of the directors are independent non-executive directors,

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• the board has not established a nomination committee composed of a majority of independent non-executive directors, or

• the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another

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organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

Australia

► The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company’s remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

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Europe

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► The funds will vote for proposals to ratify board acts, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

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Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

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Europe and Asia ex-Japan

► In the case of proposals that do not include sufficient information for determining average annual dilution, the funds will will vote for stock option and restricted stock plans that will result in an average gross potential dilution of 5% or less.

Commentary: Asia ex-Japan means China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. In these markets, companies may not disclose the life of the plan and there may not be a specific number of shares requested; therefore, it may not be possible to determine the average annual dilution related to the plan and apply the funds’ standard dilution test.

France

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 70% of their market value; (2) the vesting period is greater than or equal to 10 years; (3) the offering period under the plan is 27 months or less; and (4) dilution is 10% or less.

Commentary: To conform to local market practice, the funds support plans or schemes at French issuers that permit the purchase of shares at up to a 30% discount (i.e., shares may be purchased for no less than 70% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value); in the United Kingdom, up to a 20% discount is permitted.

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United Kingdom

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

Capitalization

► The funds will vote for proposals

• to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

• to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

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► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

China

► The funds will vote for proposals to issue and/or to trade in non-convertible, convertible and/or exchangeable debt obligations, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

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Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence

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standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

► The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

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France

► The funds will vote for proposals to increase authorized shares, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

New Zealand

► The funds will vote for proposals to approve the grant of equity awards to directors, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In light of the prevalence of certain types of capitalization proposals in Australia, China, Hong Kong, France and New Zealand,, the funds have adopted guidelines specific to those jurisdictions.

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Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

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► The funds will vote for proposals to amend a company’s charter or bylaws, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: If the substance of any proposed amendment is covered by a specific guideline included herein, then that guideline will govern.

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France

► The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

► The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

► The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

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As adopted January 24, 2014

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Proxy voting procedures of the Putnam funds

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The proxy voting procedures below explain the role of the funds’ Trustees, proxy voting service and Director of Proxy Voting and Corporate Governance (“Proxy Voting Director”), as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

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The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

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The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodian(s) to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Voting Director for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the attention of the Proxy Voting Director specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Voting Director

The Proxy Voting Director, a member of the Office of the Trustees, assists in the coordination and voting of the funds’ proxies. The Proxy Voting Director will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Voting Director is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy

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voting service. In addition, the Proxy Voting Director is the contact person for receiving recommendations from Putnam Management’s investment professionals with respect to any proxy question in circumstances where the investment professional believes that the interests of fund shareholders warrant a vote contrary to the fund’s proxy voting guidelines.

On occasion, representatives of a company in which the funds have an investment may wish to meet with the company’s shareholders in advance of the company’s shareholder meeting, typically to explain and to provide the company’s perspective on the proposals up for consideration at the meeting. As a general matter, the Proxy Voting Director will participate in meetings with these company representatives.

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Voting procedures for referral items

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As discussed above, the proxy voting service will refer proxy questions to the Proxy Voting Director under certain circumstances. Unless the referred proxy question involves investment considerations (i.e., the proxy question might be seen as having a bearing on the economic interests of a shareholder in the company), the Proxy Voting Director will assist in interpreting the guidelines and, if necessary, consult with a senior staff member of the Office of the Trustees and/or the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

For referred proxy questions that involve investment considerations, the Proxy Voting Director will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each item referred to Putnam Management’s investment professionals, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Voting Director describing the results of such review. After receiving a referral item from the Proxy Voting Director, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Voting Director and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; and (2) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Voting Director will review the recommendation of Putnam Management’s investment professionals (and the related Conflicts Report) in determining how to vote the funds’ proxies. The Proxy Voting Director will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Voting Director may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating

February 28, 2014	II-127

Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

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Conflicts of interest

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Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Voting Director and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Voting Director with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009 and January 24, 2014.

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February 28, 2014	II-128

Appendix B

February 28, 2014	II-129

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders
of Putnam Global Sector Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Global Sector Fund (the “fund”) at October 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2013 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 6, 2013

Global Sector Fund	25

The fund’s portfolio 10/31/13

	Shares	Value

Global Sector Funds 99.6%*

Putnam Global Consumer Fund Class Y †††	69,152	$1,382,346

Putnam Global Financials Fund Class Y †††	84,199	1,284,875

Putnam Global Health Care Fund Class Y †††	11,030	670,623

Putnam Global Industrials Fund Class Y †††	34,863	697,953

Putnam Global Natural Resources Fund Class Y †††	43,363	938,388

Putnam Global Technology Fund Class Y †††	39,311	719,383

Putnam Global Telecommunications Fund Class Y †††	12,147	229,097

Putnam Global Utilities Fund Class Y †††	17,217	201,435

Total global sector funds (cost $5,407,425)		$6,124,100

Fixed Income Funds 0.5%*

Putnam Money Market Fund Class A †††	28,317	$28,317

Total fixed income funds (cost $28,317)		$28,317

Total investments (cost $5,435,742)		$6,152,417

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent “Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.”

* Percentages indicated are based on net assets of $6,151,553.

††† Affiliated company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Global sector funds	$6,124,100	$—	$—

Fixed income funds	28,317	—	—

Totals by level	$6,152,417	$—	$—

The accompanying notes are an integral part of these financial statements.

26	Global Sector Fund

Statement of assets and liabilities 10/31/13

ASSETS

Investment in affiliated underlying Putnam Funds, at value (Note 1):
Affiliated underlying Putnam Funds (identified cost $5,435,742) (Note 5)	$6,152,417

Receivable for shares of the fund sold	6,502

Receivable for investments sold	881

Receivable from Manager (Note 2)	30,635

Total assets	6,190,435

LIABILITIES

Payable for investments purchased	7,383

Payable for distribution fees (Note 2)	971

Payable for auditing and tax fees	19,553

Payable for reports to shareholders	9,808

Other accrued expenses	1,167

Total liabilities	38,882

Net assets	$6,151,553

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$5,279,833

Distributions in excess of net investment income (Note 1)	(2,150)

Accumulated net realized gain on investments (Note 1)	157,195

Net unrealized appreciation of investments	716,675

Total — Representing net assets applicable to capital shares outstanding	$6,151,553

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($2,256,582 divided by 181,438 shares)	$12.44

Offering price per class A share (100/94.25 of $12.44)*	$13.20

Net asset value and offering price per class B share ($287,066 divided by 23,349 shares)**	$12.29

Net asset value and offering price per class C share ($361,907 divided by 29,434 shares)**	$12.30

Net asset value and redemption price per class M share ($18,688 divided by 1,509 shares)	$12.38

Offering price per class M share (100/96.50 of $12.38)*	$12.83

Net asset value, offering price and redemption price per class R share
($14,858 divided by 1,197 shares)	$12.41

Net asset value, offering price and redemption price per class Y share
($3,212,452 divided by 257,695 shares)	$12.47

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Global Sector Fund	27

Statement of operations Year ended 10/31/13

INVESTMENT INCOME

Income distributions from underlying Putnam Fund shares (Note 5)	$26,501

Total investment income	26,501

EXPENSES

Distribution fees (Note 2)	8,313

Reports to shareholders	16,395

Auditing and tax fees	19,553

Other	1,480

Fees waived and reimbursed by Manager (Note 2)	(37,428)

Total expenses	8,313

Net investment income	18,188

Net realized gain on sales of underlying Putnam Fund shares (Notes 1 and 3)	209,797

Capital gain distribution from underlying Putnam Fund shares	23,970

Net unrealized appreciation of underlying Putnam Fund shares during the year	687,338

Net gain on investments	921,105

Net increase in net assets resulting from operations	$939,293

The accompanying notes are an integral part of these financial statements.

28	Global Sector Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/13	Year ended 10/31/12

Operations:
Net investment income	$18,188	$41,883

Net realized gain on investments	233,767	91,020

Net unrealized appreciation of investments	687,338	142,418

Net increase in net assets resulting from operations	939,293	275,321

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(12,335)	(40,314)

Class B	(437)	(1,791)

Class C	(479)	(4,516)

Class M	(66)	(288)

Class R	(92)	(222)

Class Y	(13,015)	(12,405)

Net realized short-term gain on investments

Class A	—	(995)

Class B	—	(61)

Class C	—	(144)

Class M	—	(9)

Class R	—	(6)

Class Y	—	(281)

From net realized long-term gain on investments
Class A	(59,371)	(29,862)

Class B	(4,690)	(1,843)

Class C	(10,541)	(4,324)

Class M	(602)	(284)

Class R	(525)	(187)

Class Y	(46,663)	(8,426)

Redemption fees (Note 1)	18	40

Increase from capital share transactions (Note 4)	2,678,299	185,051

Total increase in net assets	3,468,794	354,454

NET ASSETS

Beginning of year	2,682,759	2,328,305

End of year (including distributions in excess of net
investment income of $2,150 and $4,485, respectively)	$6,151,553	$2,682,759

The accompanying notes are an integral part of these financial statements.

Global Sector Fund	29

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
October 31, 2013	$10.32	.06	2.64	2.70	(.10)	(.48)	(.58)	— [e]	$12.44	27.56	$2,257.25		.56	52
October 31, 2012	9.77	.16	.82	.98	(.24)	(.19)	(.43)	— [e]	10.32	10.62	1,339.25		1.62	50
October 31, 2011	10.37	.08	(.25)	(.17)	(.41)	(.02)	(.43)	— [e]	9.77	(1.94)	1,520.25		.78	24
October 31, 2010†	10.00	(.01)	.38	.37	—	—	—	— [e]	10.37	3.70 *	876	.15 *	(.06) *	14 *

Class B
October 31, 2013	$10.22	(.04)	2.62	2.58	(.03)	(.48)	(.51)	— [e]	$12.29	26.46	$287	1.00	(.39)	52
October 31, 2012	9.68	.11	.80	.91	(.18)	(.19)	(.37)	— [e]	10.22	9.79	99	1.00	1.09	50
October 31, 2011	10.32	— [e]	(.25)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.66)	99	1.00	(.02)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20 *	46	.59 *	(.51) *	14 *

Class C
October 31, 2013	$10.21	(.02)	2.61	2.59	(.02)	(.48)	(.50)	— [e]	$12.30	26.57	$362	1.00	(.16)	52
October 31, 2012	9.68	.09	.82	.91	(.19)	(.19)	(.38)	— [e]	10.21	9.84	250	1.00	.96	50
October 31, 2011	10.32	(.02)	(.23)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.65)	227	1.00	(.15)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20 *	71	.59 *	(.52) *	14 *

Class M
October 31, 2013	$10.28	.01	2.62	2.63	(.05)	(.48)	(.53)	— [e]	$12.38	26.86	$19.75		.05	52
October 31, 2012	9.72	.15	.78	.93	(.18)	(.19)	(.37)	— [e]	10.28	10.06	13.75		1.54	50
October 31, 2011	10.34	.04	(.27)	(.23)	(.37)	(.02)	(.39)	— [e]	9.72	(2.43)	15.75		.42	24
October 31, 2010†	10.00	(.04)	.37	.33	—	—	—	.01	10.34	3.40 *	16	.44 *	(.38) *	14 *

Class R
October 31, 2013	$10.31	.04	2.63	2.67	(.09)	(.48)	(.57)	— [e]	$12.41	27.18	$15.50		.35	52
October 31, 2012	9.76	.15	.80	.95	(.21)	(.19)	(.40)	— [e]	10.31	10.29	11.50		1.49	50
October 31, 2011	10.35	.07	(.26)	(.19)	(.38)	(.02)	(.40)	— [e]	9.76	(2.08)	10.50		.70	24
October 31, 2010†	10.00	(.02)	.36	.34	—	—	—	.01	10.35	3.50 *	10	.30 *	(.22) *	14 *

Class Y
October 31, 2013	$10.35	.06	2.68	2.74	(.14)	(.48)	(.62)	— [e]	$12.47	27.90	$3,212	—	.57	52
October 31, 2012	9.80	.19	.82	1.01	(.27)	(.19)	(.46)	— [e]	10.35	10.86	972	—	1.92	50
October 31, 2011	10.38	.11	(.25)	(.14)	(.42)	(.02)	(.44)	— [e]	9.80	(1.63)	458	—	1.08	24
October 31, 2010†	10.00	.01	.36	.37	—	—	—	.01	10.38	3.80 *	371	— *	.08 *	14 *

* Not annualized.

† For the period March 31, 2010 (commencement of operations) to October 31, 2010.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class reflect a reduction of the following amount (Note 2):

Percentage of
average net assets

October 31, 2013	0.98%

October 31, 2012	1.31

October 31, 2011	3.53

October 31, 2010	10.58

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

30	Global Sector Fund	Global Sector Fund	31

Notes to financial statements 10/31/13

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through October 31, 2013.

Putnam Global Sector Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek capital appreciation. The fund allocates its assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. The fund may also invest in money market securities or affiliated money market or short-term fixed income funds for cash management.

These financial statements report on the fund, which may invest in certain Putnam Funds (the underlying Putnam Funds) which are managed by Putnam Management. The fund may invest in Putnam Global Consumer Fund and Putnam Global Financials Fund, both of which are currently operating as diversified funds. In the future, both of these funds may operate as non-diversified funds to the extent permitted by applicable law. Under current law, shareholder approval would be required before each fund could operate as a non-diversified fund. The fund may also invest in Putnam Money Market Fund, which is a diversified fund, along with the following non-diversified funds: Putnam Global Health Care Fund, Putnam Global Industrials Fund, Putnam Global Natural Resources Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, and Putnam Global Utilities Fund. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A short-term trading fee of 1.00% may have applied to redemptions (including exchanges into another fund) of shares purchased before January 2, 2013 and held for 90 days or less. The short-term trading fee was accounted for as an addition to paid-in-capital. No short-term trading fee applies to shares purchased on or after January 2, 2013.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees.

32	Global Sector Fund

If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $2,150 of late year ordinary losses (ordinary losses recognized between January 1, 2013 and October 31, 2013) to its fiscal year ending October 31, 2014.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions and from a reclass of short-term capital gains distributions from underlying Putnam funds. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $10,571 to decrease distributions in excess of net investment income and $10,571 to decrease accumulated net realized gain.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$632,216
Unrealized depreciation	(1,155)

Net unrealized appreciation	631,061
Undistributed long-term gain	242,810
Late year ordinary loss deferral	(2,150)
Cost for federal income tax purposes	$5,521,356

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Global Sector Fund	33

Note 2: Management fee, administrative services and other transactions

The fund does not pay a management fee to Putnam Management.

Following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management, the Trustees of the fund approved an interim management contract with Putnam Management. Consistent with Rule 15a–4 under the Investment Company Act of 1940, the interim management contract will remain in effect until the earlier to occur of (i) approval by the fund’s shareholders of a new management contract and (ii) March 7, 2014. Except with respect to termination, the substantive terms of the interim management contract, including terms relating to fees payable to Putnam Management, are identical to the terms of the fund’s previous management contract with Putnam Management. The Trustees of the fund also approved the continuance, effective October 8, 2013, of the sub-management contract between Putnam Management and Putnam Investments Limited (PIL) and of the sub-advisory contract between Putnam Management, PIL and The Putnam Advisory Company, LLC (PAC) described below, for a term no longer than March 7, 2014. The Trustees of the fund have called a shareholder meeting for February 27, 2014, at which shareholders of the fund will consider approval of a proposed new management contract between the fund and Putnam Management. The substantive terms of the proposed new management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract.

Putnam Management has contractually agreed to reimburse the fund for other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plan) through February 28, 2015. This expense limitation remains in place under the interim management contract described above. During the reporting period, the fund’s expenses were reduced by $37,428 as a result of this limit.

PIL, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

PAC, an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$3,957	Class M	117

Class B	1,640	Class R	64

Class C	2,535	Total	$8,313

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $2,117 and $13 from the sale of class A and class M shares, respectively, and received $96 and $61 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A and class M redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds aggregated $4,562,986 and $1,991,008, respectively.

34	Global Sector Fund

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	94,413	$1,072,676	45,010	$432,999

Shares issued in connection with
reinvestment of distributions	7,135	71,706	7,838	71,171

	101,548	1,144,382	52,848	504,170

Shares repurchased	(49,854)	(540,734)	(78,590)	(805,367)

Net increase (decrease)	51,694	$603,648	(25,742)	$(301,197)

	Year ended 10/31/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	16,658	$189,484	1,608	$15,401

Shares issued in connection with
reinvestment of distributions	513	5,127	363	3,283

	17,171	194,611	1,971	18,684

Shares repurchased	(3,465)	(40,086)	(2,570)	(24,998)

Net increase (decrease)	13,706	$154,525	(599)	$(6,314)

	Year ended 10/31/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	12,794	$145,041	6,431	$63,358

Shares issued in connection with
reinvestment of distributions	1,102	11,020	868	7,835

	13,896	156,061	7,299	71,193

Shares repurchased	(8,924)	(94,124)	(6,234)	(61,452)

Net increase	4,972	$61,937	1,065	$9,741

	Year ended 10/31/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	215	$2,330	109	$1,076

Shares issued in connection with
reinvestment of distributions	66	668	64	581

	281	2,998	173	1,657

Shares repurchased	(2)	(24)	(508)	(5,077)

Net increase (decrease)	279	$2,974	(335)	$(3,420)

	Year ended 10/31/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	94	$1,102	—	$—

Shares issued in connection with
reinvestment of distributions	61	617	46	415

	155	1,719	46	415

Shares repurchased	(42)	(505)	—	—

Net increase	113	$1,214	46	$415

Global Sector Fund	35

	Year ended 10/31/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	187,607	$2,134,911	58,567	$604,710

Shares issued in connection with
reinvestment of distributions	5,938	59,678	2,325	21,112

	193,545	2,194,589	60,892	625,822

Shares repurchased	(29,717)	(340,588)	(13,717)	(139,996)

Net increase	163,828	$1,854,001	47,175	$485,826

At the close of the reporting period, an Interested Trustee of the Fund owned 6.4% of the outstanding shares of the fund.

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percent of ownership	Value

Class M	1,138	75.4%	$14,088

Class R	1,146	95.7	14,222

Note 5: Affiliated transactions

Transactions during the reporting period with a company which is under common ownership or control, or companies in which the fund owned at least 5% of the voting securities, were as follows:

	Market
	value at the					Market value
	beginning of					at the end of
	the reporting	Purchase	Sale	Investment	Capital gain	the reporting
Name of affiliates	period	cost	proceeds	income	distributions	period

Putnam Global
Consumer Fund
Class Y	$568,861	$1,006,056	$435,137	$9,278	$5,828	$1,382,346

Putnam Global
Financials Fund
Class Y	527,939	930,334	379,313	4,497	—	1,284,875

Putnam Global
Health Care Fund
Class Y	281,784	508,393	212,960	—	17,452	670,623

Putnam Global
Industrials Fund
Class Y	291,487	488,656	235,558	2,124	—	697,953

Putnam Global
Natural Resources
Fund Class Y	474,685	713,440	318,237	5,069	—	938,388

Putnam Global
Technology Fund
Class Y	322,466	544,577	230,120	—	—	719,383

Putnam Global
Telecommunications
Fund Class Y	109,103	171,104	89,505	2,091	690	229,097

Putnam Global
Utilities Fund Class Y	94,851	166,685	72,624	3,432	—	201,435

Putnam Money
Market Fund Class A	12,130	33,741	17,554	10	—	28,317

Totals	$2,683,306	$4,562,986	$1,991,008	$26,501	$23,970	$6,152,417

36	Global Sector Fund

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the risks associated with the underlying Putnam Funds investments and are available upon request.

Note 7: New accounting pronouncement

In January 2013, ASU 2013–01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011–11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013–01 and 2011–11 and their impact, if any, on the fund’s financial statements.

Global Sector Fund	37

PUTNAM FUNDS TRUST
Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Global Sector Fund

FORM N-1A
PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Agreement and Declaration of Trust dated January 22, 1996—Incorporated by reference to the Registrant's Registration Statement filed on January 30, 1996.

(a)(2) Amendment No. 1 to Agreement and Declaration of Trust dated November 12, 2004—Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on June 28, 2005.

(b) By-Laws, as amended through July 21, 2000—Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement filed on August 29, 2000.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights—Incorporated by reference to the Registrant's Registration Statement filed on January 30, 1996.

(c)(2) Portions of By-Laws Relating to Shareholders' Rights—Incorporated by reference to the Registrant's Registration Statement filed on January 30, 1996.

(d)(1) Interim Management Contract with Putnam Investment Management, LLC dated October 8, 2013 for Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Emerging Markets Income Fund, Putnam Floating Rate Income Fund, Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Sector Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam Intermediate-Term Municipal Income Fund, Putnam Low Volatility Equity Fund, Putnam Money

C-1

Market Liquidity Fund, Putnam Multi-Cap Core Fund, Putnam Retirement Income Fund Lifestyle 2, Putnam Retirement Income Fund Lifestyle 3, Putnam Short Duration Income Fund, Putnam Short Term Investment Fund and Putnam Short-Term Municipal Income Fund - Incorporated by reference to Post-Effective Amendment No. 176 to the Registrant’s Registration Statement filed on November 25, 2013.

(d)(2) Interim Management Contract with Putnam Investment Management, LLC dated October 8, 2013 for Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Asia Pacific Equity Fund, Putnam Capital Spectrum Fund, Putnam Emerging Markets Equity Fund, Putnam Equity Spectrum Fund, Putnam Global Dividend Fund, Putnam International Value Fund, Putnam Small Cap Growth Fund and Putnam Strategic Volatility Equity Fund - Incorporated by reference to Post-Effective Amendment No. 176 to the Registrant’s Registration Statement filed on November 25, 2013.

(d)(3) Interim Management Contract with Putnam Investment Management, LLC dated October 8, 2013 for Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund - Incorporated by reference to Post-Effective Amendment No. 176 to the Registrant’s Registration Statement filed on November 25, 2013.

(d)(4) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated July 1, 2013; Schedule A dated July 1, 2013 - Incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement filed on August 28, 2013.

(d)(5) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated July 1, 2013; schedule A dated July 1, 2013 - Incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement filed on August 28, 2013.

(e)(1) Distributor's Contract with Putnam Retail Management Limited Partnership dated July 1, 2013 - Incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement filed on October 28, 2013.

(e)(2) Form of Dealer Sales Contract dated March 27, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(e)(3) Form of Financial Institution Sales Contract dated March 27, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

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(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000-Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed on January 28, 2005.

(g)(1) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated March 18, 2013- Incorporated by reference to Post-Effective Amendment No. 166 to the Registrant's Registration Statement filed on March 15, 2013.

(g)(2) Amendment to Master Custodian Agreement with State Street Bank and Trust Company dated August 1, 2013 - Incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement filed on October 28, 2013.

(h)(1) Amended & Restated Investor Servicing Agreement-Open End Funds with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated July 1, 2013; schedule dated July 1, 2013 - Incorporated by reference to Post-Effective Amendment No. 176 to the Registrant’s Registration Statement filed on November 25, 2013.

(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003- Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003- Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated March 18, 2013 – Incorporated by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement filed on June 27, 2013.

(h)(5) Amendment to Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated August 1, 2013 - Incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement filed on October 28, 2013.

(h)(6) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A dated December 14, 2012; schedule B dated December 14, 2012-Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant's Registration Statement filed on February 15, 2013.

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(h)(7) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010-Incorporated by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement filed on September 28, 2010.

(h)(8) First Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011-Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

(h)(9) Second Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011-Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant's Registration Statement filed on August 26, 2011.

(h)(10) Third Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011-Incorporated by reference to Post-Effective Amendment No. 142 to the Registrant's Registration Statement filed on February 28, 2012.

(h)(11) Fourth Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(h)(12) Fifth Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated June 29, 2012 - Incorporated by reference to Post-Effective Amendment No. 148 to the Registrant’s Registration Statement filed on August 28, 2012.

(h)(13) Sixth Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 27, 2013 – Incorporated by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement filed on June 27, 2013.

(h)(14) Seventh Amendment to the Committed Line of Credit Agreement with State Street Bank and Trust Company dated June 28, 2013- Incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement filed on August 28, 2013.

(h)(15) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010 - Incorporated by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement filed on September 28, 2010.

C-4

(h)(16) First Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011-Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

(h)(17) Second Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011-Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on August 26, 2011.

(h)(18) Third Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011 - Incorporated by reference to Post-Effective Amendment No. 142 to the Registrant's Registration Statement filed on February 28, 2012.

(h)(19) Fourth Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(h)(20) Fifth Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated June 29, 2012 -Incorporated by reference to Post-Effective Amendment No. 148 to the Registrant’s Registration Statement filed on August 28, 2012.

(h)(21) Sixth Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 27, 2013 – Incorporated by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement filed on June 27, 2013.

(h)(22) Seventh Amendment to the Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated June 28, 2013- Incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement filed on August 28, 2013.

(i)(1) Opinion of Ropes & Gray LLP, including consent, for Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Asia Pacific Equity Fund, Putnam Capital Spectrum Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Emerging Markets Equity Fund, Putnam Equity Spectrum Fund, Putnam Floating Rate Income Fund, Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Sector Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam International Value Fund, Putnam Money Market Liquidity Fund, Putnam Multi-Cap Core Fund, Putnam Retirement Income Fund Lifestyle 2,

C-5

Putnam Retirement Income Fund Lifestyle 3 and Putnam Small Cap Growth Fund—Incorporated by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement filed on June 3, 2011.

(i)(2) Opinion of Ropes & Gray LLP, including consent, for Putnam Short Duration Income Fund- Incorporated by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement filed on September 30, 2011.

(i)(3) Opinion of Ropes & Gray LLP, including consent, for Putnam Short Term Investment Fund- Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant’s Registration Statement filed on February 15, 2013.

(i)(4) Opinion of Ropes & Gray LLP, including consent for Putnam Emerging Markets Income Fund, Putnam Global Dividend Fund, Putnam Intermediate-Term Municipal Income Fund, Putnam Low Volatility Equity Fund, Putnam Short-Term Municipal Income Fund, and Putnam Strategic Volatility Equity Fund- Incorporated by reference to Post-Effective Amendment No. 166 to the Registrant's Registration Statement filed on March 15, 2013.


(j)(1) Consent of Independent Registered Public Accounting Firm – KPMG LLP (for Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund)

(j)(2) Consent of Independent Registered Public Accounting Firm – PWC (for Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund and Putnam Global Sector Fund)


(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant - Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on July 19, 1996.

(m)(1) Class A Distribution Plan and Agreement dated April 1, 2000- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(2) Class B Distribution Plan and Agreement dated April 1, 2000- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(3) Class C Distribution Plan and Agreement dated April 1, 2000- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

C-6

(m)(4) Class M Distribution Plan and Agreement dated April 1, 2000-Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(5) Class R Distribution Plan and Agreement dated May 8, 2003-Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on January 30, 2004.

(m)(6) Form of Dealer Service Agreement-Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on June 30, 1997.

(m)(7) Form of Financial Institution Service Agreement-Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on July 19, 1996.

(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended April 13, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011-Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement filed on October 28, 2011.

(p)(2) Putnam Investments Code of Ethics dated July 2013- Incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement filed on August 28, 2013.

Item 29. Persons Controlled by or under Common Control with the Fund

From time to time Putnam Investment Management, LLC or its affiliates, including Putnam Investment Holdings, LLC, may beneficially own more than 25% of the outstanding shares of certain funds, particularly in the case of relatively new funds, and such persons may be deemed to "control" a fund by virtue of this beneficial ownership of fund shares. To the extent that Putnam Investment Management, LLC or its affiliates may be deemed to "control" the fund, the fund would be deemed to be under common control with certain other Putnam Funds.

Item 30. Indemnification

The information required by this item is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-07513).

C-7

Item 31. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title	Non-Putnam business, profession, vocation or
employment
N/A

C-8

Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Recovery Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, and Putnam Voyager Fund.

(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

Name	Position and Office with the Underwriter

Connolly, William T.	President

Richer, Clare	Treasurer

Leary, Joan M.	Assistant Treasurer

Maher, Stephen B.	Assistant Treasurer

Burns, Robert T.*	Secretary

Clark, James F.	Assistant Secretary

Ritter, Jesse D.	Assistant Secretary

Ettinger, Robert D.	Vice President

Leveille, Robert R.**	Vice President

Trenchard, Mark C.***	Vice President

*Mr. Burns is Vice President and Chief Legal Officer of the Registrant.
** Mr. Leveille is Vice President and Chief Compliance Officer of the Registrant.
***Mr. Trenchard is Vice President and BSA Compliance Officer of the Registrant.

C-9

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant's Clerk, Michael J. Higgins; the Registrant's investment adviser, Putnam Investment Management, LLC (PIM); the Registrant's principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant's custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing, and bookkeeping services); and the Registrant’s transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services

None.

Item 35. Undertakings

None.

C-10

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Funds Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

C-11

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of February, 2014.


Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter *	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and
Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President Principal Accounting
Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

C-12

John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
February 28, 2014

*Signed pursuant to power of attorney filed in Post-
Effective Amendment No.150 to the Registrant’s
Registration Statement on September 28, 2012.

C-13

Exhibits


(j)(1) Consent of Independent Registered Public Accounting Firm – KPMG LLP (for Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund)

(j)(2) Consent of Independent Registered Public Accounting Firm – PWC (for Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund and Putnam Global Sector Fund)


C-14